                                               File Numbers 2-96990 and 811-4279


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   Form N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                      Pre-Effective Amendment Number
                                                     ----
                     Post-Effective Amendment Number  14
                                                     ----


                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                             Amendment Number  13
                                              ----

                             ---------------------

                            MIMLIC Series Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)
                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                    (Address of Principal Executive Offices)
                                 (612) 298-3500
              (Registrant's Telephone Number, Including Area Code)

                             ----------------------


     Donald F. Gruber, Esq.                              Copy to:
            Secretary                              J. Sumner Jones, Esq.
    MIMLIC Series Fund, Inc.                       Jones & Blouch L.L.P.
     400 Robert Street North                1025 Thomas Jefferson Street, N.W.
 St. Paul, Minnesota  55101-2098                      Suite 405 West
                                                  Washington, D.C.  20007


                             ----------------------


IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b)
    ---
        on (date) pursuant to paragraph (b)
    ---
        60 days after filing pursuant to paragraph (a)(1)
    ---
        on (date) pursuant to paragraph (a)(1)
    ---
     x  75 days after filing pursuant to paragraph (a)(2)
    ---
        on (date) pursuant to paragraph (a)(2) of Rule 485.
    ---
IF APPROPRIATE, CHECK THE FOLLOWING BOX:

        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.



Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of its common shares under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 27, 1996.

                            MIMLIC Series Fund, Inc.
             Cross Reference Sheet for Items required by Rule 404(a)

N-1A Item of Part A          Caption in Prospectus
-------------------          ---------------------
        1                    Cover Page

        2                    Not Applicable

        3                    Financial Highlights, Performance Data

        4                    The Fund

        5                    The Fund and Its Management

        6                    The Fund and Its Management, Dividends
                             and Distributions

        7                    Purchase and Redemption of Shares

        8                    Purchase and Redemption of Shares

        9                    Not Applicable

N-1A Item of Part B          Caption in Statement of Additional Information
-------------------          ----------------------------------------------

        10                   Cover Page

        11                   Table of Contents

        12                   Not Applicable

        13                   Investment Policies, Investment Restrictions

        14                   Directors and Executive Officers

        15                   The Fund

        16                   Investment Advisory and Other Services

        17                   Portfolio Transactions and Brokerage

        18                   Capital Stock and Ownership of Shares

        19                   Purchase and Redemption of Shares, Net Asset
                             Value

        20                   Taxes

        21                   Purchase and Redemption of Shares

        22                   Performance Data

        23                   Financial Statements

                    PART A.  INFORMATION REQUIRED IN A PROSPECTUS
                             -------------------------------------

Prospectus Dated

--------------------------------------------------------------------------------
MIMLIC SERIES FUND, INC.
------------------------------

400 ROBERT STREET NORTH x ST. PAUL, MINNESOTA 55101 x 1-800-443-3677
--------------------------------------------------------------------------------

                                                                               -
  MIMLIC Series Fund, Inc. (the "Fund"), a Minnesota corporation, is a diversified, open-end management investment company, commonly known as a mutual fund. The Fund provides for a range of investment objectives through fourteen separate investment portfolios: the Growth Portfolio, the Bond Portfolio, the Money Market Portfolio, the Asset Allocation Portfolio, the Mortgage Securities Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio, the International Stock Portfolio, the Small Company Portfolio, the Value Stock Portfolio and four Maturing Government Bond Portfolios, maturing respectively in 1998, 2002, 2006 and 2010 (herein referred to as "Portfolios"). A separate series of the Fund's common stock is issued for each Portfolio.
  Shares of the Fund are not offered directly to the public. They are sold only to The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") in connection with its variable life insurance policies and variable annuity contracts.
  The investment objectives and certain policies and risks associated with the Portfolios are as follows:
        The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in investment selection, is a secondary objective. In pursuit of these objectives the Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.
        The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. In pursuit of these objectives the Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.
        The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. In pursuit of this objective the Money Market Portfolio will follow a policy of investing in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuations in short-term interest rates.
        AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. In pursuit of this objective the Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds, mortgage-related securities and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities, and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
        The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will invest primarily in a diversified portfolio of mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates. In addition, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase during periods of declining interest rates, and such prepayments must be reinvested at the then prevailing lower interest rates.
                                                        (CONTINUED ON NEXT PAGE)

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The Index 500 Portfolio seeks to provide investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.
        The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.
        The International Stock Portfolio seeks long-term capital growth. In pursuit of this objective the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth. The Portfolio is designed for persons seeking international diversification. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.
        The Small Company Portfolio seeks the long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common and preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Dividend income will be incidental to the investment objective for this Portfolio.
        The Value Stock Portfolio seeks the long-term accumulation of capital. In pursuit of this objective, the Value Stock Portfolio will follow a policy of investing primarily in the equity securities of companies which, in the opinion of the adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. As it is anticipated that the Portfolio will consist in large part of dividend-paying common stocks, the production of income will be a secondary objective of the Portfolio.
        The Maturing Government Bond Portfolios seek to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. In pursuit of this objective each of the Maturing Government Bond Portfolios seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future through investment in a portfolio composed primarily of zero coupon securities. These are securities that pay no cash income and are sold at a discount from their par value at maturity. The current target dates for the maturities of these Portfolios are 1998, 2002, 2006 and 2010, respectively.

        The Small Company Value Portfolio seeks the long-term accumulation of capital. It will follow a policy of investing primarily in the equity securities of small companies, defined in terms of either market capitalization or gross revenues, which appear to have market values which are low relative to their underlying value or future earnings and growth potential. Dividend income will be incidental to the investment objective for this Portfolio.


        The Global Bond Portfolio seeks to maximize the total return, consistent with preservation of capital and prudent investment management. The Portfolio will attempt to achieve its investment objective by investing primarily in debt securities issued by issuers located anywhere in the world.

  There is no assurance that the investment objectives of any of the Fund's Portfolios will be realized. See "Investment Objectives, Policies and Risks" on page 20.

  This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Fund, and it should be read and
kept  for future reference. A Statement  of Additional Information dated       ,
1996, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 298-3500, or by writing the Fund at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

--------------------------------------------------------------------------------

                                                                               x
TABLE OF
CONTENTS
------------


FINANCIAL HIGHLIGHTS......................................................     4

PERFORMANCE DATA..........................................................    18

THE FUND..................................................................    19

INVESTMENT OBJECTIVES, POLICIES AND RISKS.................................    20
    GROWTH PORTFOLIO......................................................    20
    BOND PORTFOLIO........................................................    21
    MONEY MARKET PORTFOLIO................................................    23
    ASSET ALLOCATION PORTFOLIO............................................    25
    MORTGAGE SECURITIES PORTFOLIO.........................................    25
    INDEX 500 PORTFOLIO...................................................    29
    CAPITAL APPRECIATION PORTFOLIO........................................    30
    INTERNATIONAL STOCK PORTFOLIO.........................................    30
    SMALL COMPANY PORTFOLIO...............................................    33
    VALUE STOCK PORTFOLIO.................................................    34
    MATURING GOVERNMENT BOND PORTFOLIOS...................................    36
    SMALL COMPANY VALUE PORTFOLIO.........................................    39
    GLOBAL BOND PORTFOLIO.................................................    44

INVESTMENT RESTRICTIONS...................................................    46

THE FUND AND ITS MANAGEMENT...............................................    47

INVESTMENT ADVISER........................................................    47

INVESTMENT SUB-ADVISERS...................................................    50

PURCHASE AND REDEMPTION OF SHARES.........................................    51

DIVIDENDS AND DISTRIBUTIONS...............................................    52

TAXES.....................................................................    52

CUSTODIANS................................................................    52

APPENDIX A................................................................    53

APPENDIX B................................................................    55

APPENDIX C................................................................    56


  No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Investment Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

FINANCIAL HIGHLIGHTS

    The following tables, for each Portfolio, which show certain per share data for a share of capital stock outstanding during the periods and selected information for each period, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report appearing in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes of MIMLIC Series Fund, Inc., included in the Statement of Additional Information.

GROWTH PORTFOLIO

                                                                  YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                  1995      1994     1993     1992     1991     1990    1989    1988    1987       1986
                                --------  --------  -------  -------  -------  ------  ------  ------  ------     ------
Net asset value, beginning of
  year........................    $1.866    $1.912   $1.889   $1.864   $1.391  $1.406  $1.149  $1.017  $1.056        $1.073
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
Income from investment
  operations:
    Net investment income.....      .021      .019     .020     .026     .031    .010    .028    .032    .017          .023
    Net gains or losses on
      securities (both
      realized and
      unrealized).............      .416     (.005)    .063     .060     .442   (.007)   .271    .129    .031         (.032)
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
        Total from investment
           operations.........      .437      .014     .083     .086     .473    .003    .299    .161    .048         (.009)
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
Less distributions:
    Dividends from net
      investment income.......     (.020)    (.020)   (.027)   (.031)      --   (.012)  (.030)  (.029)  (.042)        (.006)
    Distributions from capital
      gains...................     (.073)    (.040)   (.033)   (.030)      --   (.006)  (.012)     --   (.045)        (.002)
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
        Total distributions...     (.093)    (.060)   (.060)   (.061)      --   (.018)  (.042)  (.029)  (.087)        (.008)
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
Net asset value, end of
  year........................    $2.210    $1.866   $1.912   $1.889   $1.864  $1.391  $1.406  $1.149  $1.017        $1.056
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
                                --------  --------  -------  -------  -------  ------  ------  ------  ------         -----
Total return (a)..............      24.3%       .8%     4.7%     4.8%    34.1%     .2%   26.0%   15.9%    4.2%          (.9)%
Net assets, end of year (in
  thousands)..................  $201,678  $157,369  $125,745 $99,128  $75,518  $51,485 $7,809  $3,996  $2,867     $   1,428
Ratio of expenses to average
  daily net assets (b)........       .55%      .56%     .58%     .58%     .63%    .65%    .65%    .65%    .66%          .75%
Ratio of net investment income
  to average daily net
  assets (b)..................      1.04%     1.22%    1.21%    1.72%    2.11%   2.70%   2.74%   3.05%   2.59%         2.60%
Portfolio turnover rate
  (excluding short-term
  securities).................      91.9%     42.0%    51.0%    22.4%    15.7%   19.2%   32.4%   34.1%   29.3%         86.3%

---------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $293, $6,738, $11,045, $9,202 and $13,595 in expenses for the years ended December 31, 1990, 1989, 1988, 1987 and 1986, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .65%, .76%, .95%, 1.00% and 1.80%, respectively, and the ratio of net investment income to average daily net assets would have been 2.70%, 2.63%, 2.75%, 2.25% and 1.55%, respectively.

BOND PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------------
                                           1995     1994     1993     1992     1991    1990    1989    1988    1987       1986
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------     ------
Net asset value, beginning of year......   $1.157   $1.300   $1.258   $1.264  $1.075  $1.080  $1.026  $1.027  $1.160        $1.063
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
Income from investment operations:
    Net investment income...............     .074     .042     .051     .053    .078    .083    .077    .073    .076          .054
    Net gains or losses on securities
      (both realized and unrealized)....     .147    (.100)    .074     .024    .111   (.005)   .053   (.001)  (.054)         .059
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
        Total from investment
           operations...................     .221    (.058)    .125     .077    .189    .078    .130    .072    .022          .113
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
Less distributions:
    Dividends from net investment
      income............................    (.046)   (.052)   (.058)   (.069)     --   (.083)  (.076)  (.073)  (.134)        (.016)
    Distributions from capital gains....       --    (.033)   (.025)   (.014)     --      --      --      --   (.021)           --
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
        Total distributions.............    (.046)   (.085)   (.083)   (.083)     --   (.083)  (.076)  (.073)  (.155)        (.016)
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
Net asset value, end of year............   $1.332   $1.157   $1.300   $1.258  $1.264  $1.075  $1.080  $1.026  $1.027        $1.160
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------         -----
Total return (a)........................     19.8%    (4.6)%    10.3%     6.7%   17.6%    7.2%   12.7%    7.1%    1.6%         10.7%
Net assets, end of year (in
  thousands)............................  $101,045 $74,679  $43,927  $24,914  $13,088 $9,325  $6,080  $3,284  $2,213     $   2,123
Ratio of expenses to average daily net
  assets (b)............................      .58%     .61%     .64%     .65%    .65%    .65%    .65%    .65%    .67%          .75%
Ratio of net investment income to
  average daily net assets (b)..........     6.57%    6.12%    5.57%    6.56%   7.79%   8.29%   9.15%   7.88%   7.64%         7.27%
Portfolio turnover rate (excluding
  short-term securities)................    205.4%   166.2%   166.8%   140.2%   93.8%   77.7%  117.7%  210.3%  138.5%        117.8%

---------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $12,179, $13,182, $5,834, $6,951, $9,621, $6,676 and $2,746 in expenses for the years ended December 31, 1992, 1991, 1990, 1989, 1988, 1987 and 1986, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .72%, .78%, .72%, .80%, .98%, .94% and .97%, respectively, and the ratio of net investment income to average daily net assets would have been 6.49%, 7.66%, 8.22%, 9.00%, 7.55%, 7.37% and
     7.05%, respectively.

MONEY MARKET PORTFOLIO

                                                                       YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------------------------
                                           1995     1994     1993     1992     1991    1990    1989    1988    1987    1986
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
Net asset value, beginning of year......   $1.000   $1.000   $1.000   $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
Income from investment operations:
    Net investment income...............     .053     .036     .027     .032    .053    .075    .082    .064    .054    .053
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
        Total from investment
           operations...................     .053     .036     .027     .032    .053    .075    .082    .064    .054    .053
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
Less distributions:
    Dividends from net investment
      income............................    (.053)   (.036)   (.027)   (.032)  (.053)  (.075)  (.082)  (.064)  (.054)  (.053)
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
        Total distributions.............    (.053)   (.036)   (.027)   (.032)  (.053)  (.075)  (.082)  (.064)  (.054)  (.053)
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
Net asset value, end of year............   $1.000   $1.000   $1.000   $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
                                          -------  -------  -------  -------  ------  ------  ------  ------  ------  ------
Total return (a)........................      5.4%     4.2%     2.7%     3.2%    5.4%    7.7%    8.6%    6.6%    5.6%    5.4%
Net assets, end of year (in
  thousands)............................  $30,166  $23,107  $18,423  $13,591  $12,834 $9,555  $5,838  $2,471  $1,504  $  766
Ratio of expenses to average daily net
  assets (b)............................      .64%     .65%     .65%     .65%    .65%    .65%    .65%    .65%    .66%    .75%
Ratio of net investment income to
  average daily net assets (b)..........     5.29%    3.71%    2.65%    3.17%   5.26%   7.46%   8.22%   6.52%   5.47%   5.17%

---------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $13,734, $23,714, $20,913, $22,877, $14,752, $11,987, $11,919, $10,690 and $3,973 in expenses for the years ended December 31, 1994, 1993, 1992, 1991, 1990, 1989, 1988, 1987 and 1986,
     respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72%, .81%, .80%, .85%, .84%, .95%, 1.24%, 1.76% and 1.36%, respectively, and the ratio of net investment income to average daily net assets would have been 3.64%, 2.49%, 3.02%, 5.06%, 7.27%, 7.92%, 5.93%, 4.37% and 4.56%, respectively.

ASSET ALLOCATION PORTFOLIO

                                                                    YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------------------------------------
                                    1995      1994      1993      1992     1991     1990     1989     1988     1987     1986
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
Net asset value, beginning of
  year..........................    $1.524    $1.589    $1.574    $1.558   $1.209   $1.232   $1.101   $1.046   $1.092  $1.065
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
Income from investment
  operations:
    Net investment income.......      .061      .047      .030      .034     .047     .061     .066     .059     .037    .027
    Net gains or losses on
      securities (both realized
      and unrealized)...........      .308     (.069)     .066      .070     .302    (.017)    .156     .056    (.012)   .011
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
        Total from investment
           operations...........      .369     (.022)     .096      .104     .349     .044     .222     .115     .025    .038
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
Less distributions:
    Dividends from net
      investment income.........     (.049)    (.033)    (.037)    (.041)      --    (.063)   (.065)   (.060)   (.067)  (.009)
    Distributions from capital
      gains.....................     (.018)    (.010)    (.044)    (.047)      --    (.004)   (.026)      --    (.004)  (.002)
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
        Total distributions.....     (.067)    (.043)    (.081)    (.088)      --    (.067)   (.091)   (.060)   (.071)  (.011)
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
Net asset value, end of year....    $1.826    $1.524    $1.589    $1.574   $1.558   $1.209   $1.232   $1.101   $1.046  $1.092
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
                                  --------  --------  --------  --------  -------  -------  -------  -------  -------  ------
Total return (a)................      25.0%     (1.4)%      6.5%      7.3%    28.9%     3.6%    20.2%    11.1%     2.1%    3.6%
Net assets, end of year (in
  thousands)....................  $349,010  $272,629  $250,011  $150,998  $68,592  $35,455  $22,205  $15,161  $12,037  $6,307
Ratio of expenses to average
  daily net assets (b)..........       .55%      .56%      .57%      .60%     .62%     .65%     .65%     .65%     .66%    .75%
Ratio of net investment income
  to average daily net assets
  (b)...........................      3.75%     3.31%     2.63%     3.68%    4.50%    5.71%    6.23%    5.75%    4.85%   4.64%
Portfolio turnover rate
  (excluding short-term
  securities)...................     157.0%    123.6%     85.7%    106.5%    78.6%    67.2%    93.0%   190.2%    99.5%   58.9%

---------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $2,078, $13,305, $3,453, and $12,854 in expenses for the years ended December 31, 1989, 1988, 1987 and 1986, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .66%, .74%, .69% and 1.09%, respectively, and the ratio of net investment income to average
     daily   net  assets  would  have  been   6.22%,  5.66%,  4.82%  and  4.30%,
     respectively.

MORTGAGE SECURITIES PORTFOLIO

                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                     1995     1994     1993     1992     1991     1990     1989    1988
                                                    -------  -------  -------  -------  -------  -------  ------  ------
Net asset value, beginning of period..............   $1.098   $1.218   $1.185   $1.196   $1.029   $1.018   $.976   $.979
                                                    -------  -------  -------  -------  -------  -------  ------  ------
Income from investment operations:
    Net investment income.........................     .081     .074     .054     .045     .069     .086    .084    .086
    Net gains or losses on securities (both
      realized and unrealized)....................     .107    (.115)    .052     .024     .098     .011    .047   (.002)
                                                    -------  -------  -------  -------  -------  -------  ------  ------
        Total from investment operations..........     .188    (.041)    .106     .069     .167     .097    .131    .084
                                                    -------  -------  -------  -------  -------  -------  ------  ------
Less distributions:
    Dividends from net investment income..........    (.079)   (.054)   (.055)   (.056)      --    (.085)  (.084)  (.087)
    Distributions from capital gains..............       --    (.025)   (.018)   (.024)      --    (.001)  (.005)     --
                                                    -------  -------  -------  -------  -------  -------  ------  ------
        Total distributions.......................    (.079)   (.079)   (.073)   (.080)      --    (.086)  (.089)  (.087)
                                                    -------  -------  -------  -------  -------  -------  ------  ------
Net asset value, end of period....................   $1.207   $1.098   $1.218   $1.185   $1.196   $1.029  $1.018   $.976
                                                    -------  -------  -------  -------  -------  -------  ------  ------
                                                    -------  -------  -------  -------  -------  -------  ------  ------
Total return (b)..................................     18.0%    (3.4)%     9.3%     6.4%    16.3%     9.4%   13.5%    8.6%
Net assets, end of period (in thousands)..........  $69,746  $59,666  $63,902  $37,011  $16,520  $12,124  $8,172  $6,002
Ratio of expenses to average daily net
  assets (c)......................................      .58%     .60%     .63%     .65%     .65%     .65%    .65%    .65%
Ratio of net investment income to average daily
  net assets (c)..................................     7.09%    6.55%    5.87%    6.64%    8.02%    8.80%   8.84%   8.83%
Portfolio turnover rate (excluding short-term
  securities).....................................    133.7%   197.3%   138.4%    96.2%   112.0%     5.2%   51.7%   10.1%

                                                    PERIOD FROM
                                                     APRIL 28,
                                                    1987 (A) TO
                                                    DECEMBER 31,
                                                        1987
                                                    ------------
Net asset value, beginning of period..............      $1.000
                                                        -----
Income from investment operations:
    Net investment income.........................       .050
    Net gains or losses on securities (both
      realized and unrealized)....................      (.019)
                                                        -----
        Total from investment operations..........       .031
                                                        -----
Less distributions:
    Dividends from net investment income..........      (.051)
    Distributions from capital gains..............      (.001)
                                                        -----
        Total distributions.......................      (.052)
                                                        -----
Net asset value, end of period....................      $.979
                                                        -----
                                                        -----
Total return (b)..................................        3.0%(d)
Net assets, end of period (in thousands)..........     $5,112
Ratio of expenses to average daily net
  assets (c)......................................        .65%(e)
Ratio of net investment income to average daily
  net assets (c)..................................       8.71%(e)
Portfolio turnover rate (excluding short-term
  securities).....................................        2.2%

---------
(a) The inception of the portfolio was April 28, 1987. However, operations did not commence until May 1, 1987 when the shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $10,341, $16,372, $3,492, $3,393, $6,738 and $1,757 in expenses for the years ended December 31, 1992, 1991, 1990, 1989, 1988 and the period ended December 31, 1987, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .69%, .79%, .68%, .69%, .76% and .71%, respectively, and the ratio of net investment income to average daily net assets would have been 6.60%, 7.88%, 8.77%, 8.80%, 8.72% and 8.65%, respectively.
(d) Total return is presented for the period from May 1, 1987, commencement of operations, to December 31, 1987.
(e)  Adjusted to an annual basis.

INDEX 500 PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                     1995     1994     1993     1992     1991     1990     1989     1988
                                                    -------  -------  -------  -------  -------  -------  -------  ------
Net asset value, beginning of period..............   $1.518   $1.532   $1.428   $1.454   $1.120   $1.204    $.950   $.853
                                                    -------  -------  -------  -------  -------  -------  -------  ------
Income from investment operations:
    Net investment income.........................     .031     .029     .026     .024     .034     .032     .026    .035
    Net gains or losses on securities (both
      realized and unrealized)....................     .517    (.012)    .110     .073     .300    (.080)    .262    .103
                                                    -------  -------  -------  -------  -------  -------  -------  ------
        Total from investment operations..........     .548     .017     .136     .097     .334    (.048)    .288    .138
                                                    -------  -------  -------  -------  -------  -------  -------  ------
Less distributions:
    Dividends from net investment income..........    (.031)   (.026)   (.025)   (.032)      --    (.035)   (.024)  (.036)
    Distributions from capital gains..............    (.012)   (.005)   (.007)   (.091)      --    (.001)   (.010)  (.005)
                                                    -------  -------  -------  -------  -------  -------  -------  ------
        Total distributions.......................    (.043)   (.031)   (.032)   (.123)      --    (.036)   (.034)  (.041)
                                                    -------  -------  -------  -------  -------  -------  -------  ------
Net asset value, end of period....................   $2.023   $1.518   $1.532   $1.428   $1.454   $1.120   $1.204   $.950
                                                    -------  -------  -------  -------  -------  -------  -------  ------
                                                    -------  -------  -------  -------  -------  -------  -------  ------
Total return (b)..................................     36.8%     1.2%     9.8%     7.4%    29.8%    (3.9)%    30.7%   16.0%
Net assets, end of period (in thousands)..........  $123,999 $73,432  $56,209  $35,620  $20,999  $18,204  $14,002  $6,225
Ratio of expenses to average daily net
  assets (c)......................................      .47%     .50%     .55%     .55%     .55%     .55%     .55%    .55%
Ratio of net investment income to average daily
  net assets (c)..................................     2.08%    2.34%    2.27%    2.42%    2.70%    3.16%    3.09%   4.06%
Portfolio turnover rate (excluding short-term
  securities).....................................      4.8%     5.9%     4.8%     6.1%    26.4%     4.3%     8.8%    8.0%

                                                    PERIOD FROM
                                                     APRIL 28,
                                                    1987 (A) TO
                                                    DECEMBER 31,
                                                        1987
                                                    ------------
Net asset value, beginning of period..............      $1.000
                                                        -----
Income from investment operations:
    Net investment income.........................       .020
    Net gains or losses on securities (both
      realized and unrealized)....................      (.148)
                                                        -----
        Total from investment operations..........      (.128)
                                                        -----
Less distributions:
    Dividends from net investment income..........      (.018)
    Distributions from capital gains..............      (.001)
                                                        -----
        Total distributions.......................      (.019)
                                                        -----
Net asset value, end of period....................      $.853
                                                        -----
                                                        -----
Total return (b)..................................      (12.9)%(d)
Net assets, end of period (in thousands)..........     $4,808
Ratio of expenses to average daily net
  assets (c)......................................        .55%(e)
Ratio of net investment income to average daily
  net assets (c)..................................       3.55%(e)
Portfolio turnover rate (excluding short-term
  securities).....................................        5.7%

---------
(a) The inception of the portfolio was April 28, 1987. However, operations did not commence until May 1, 1987 when the shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $7,228, $13,123, $3,284, $6,269, $8,068 and $5,831 in expenses for the years ended December 31, 1992, 1991, 1990, 1989, 1988 and the period ended December 31, 1987, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .58%, .62%, .57%, .61%, .69% and .74%, respectively, and the ratio of net investment income to average daily net assets would have been 2.39%, 2.63%, 3.14%, 3.03%, 3.92% and 3.36%, respectively.
(d) Total return is presented for the period from May 1, 1987, commencement of operations, to December 31, 1987.
(e)  Adjusted to an annual basis.

CAPITAL APPRECIATION PORTFOLIO

                                                                                                                    PERIOD FROM
                                                                                                                     APRIL 28,
                                                                  YEAR ENDED DECEMBER 31,                           1987 (A) TO
                                          ------------------------------------------------------------------------  DECEMBER 31,
                                            1995      1994     1993    1992 (B)    1991     1990     1989    1988       1987
                                          --------  --------  -------  --------   -------  -------  ------  ------  ------------
Net asset value, beginning of period....    $1.808    $1.797   $1.682   $1.684     $1.198   $1.265   $.954   $.899      $1.000
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
Income from investment operations:
    Net investment income...............     (.003)       --     .001     .004       .009     .010    .008    .006       .006
    Net gains or losses on securities
      (both realized and unrealized)....      .406      .039     .167     .078       .488    (.035)   .355    .063      (.081)
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
        Total from investment
           operations...................      .403      .039     .168     .082       .497    (.025)   .363    .069      (.075)
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
Less distributions:
    Dividends from net investment
      income............................        --     (.002)   (.005)   (.009)     (.003)   (.009)  (.007)  (.006)     (.005)
    Distributions from capital gains....     (.051)    (.026)   (.048)   (.075)     (.008)   (.033)  (.045)  (.008)     (.021)
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
        Total distributions.............     (.051)    (.028)   (.053)   (.084)     (.011)   (.042)  (.052)  (.014)     (.026)
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
Net asset value, end of period..........    $2.160    $1.808   $1.797   $1.682     $1.684   $1.198  $1.265   $.954      $.899
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
                                          --------  --------  -------  --------   -------  -------  ------  ------      -----
Total return (c)........................      22.8%      2.3%    10.4%     5.0%      41.8%    (2.1)%   38.2%    7.8%      (7.5)%(e)
Net assets, end of period (in
  thousands)............................  $163,520  $115,607  $84,840  $52,365    $23,822  $10,241  $5,386  $2,184     $1,250
Ratio of expenses to average daily net
  assets (d)............................       .80%      .83%     .86%     .90%       .90%     .90%    .90%    .90%       .90%(f)
Ratio of net investment income to
  average daily net assets (d)..........      (.15)%     (.09)%     .12%     .42%     .92%    1.15%   1.03%    .91%      1.19%(f)
Portfolio turnover rate (excluding
  short-term securities)................      51.1%     68.4%    95.9%   138.8%      70.5%    57.9%   89.1%  103.0%     121.6%

---------
(a) The inception of the portfolio was April 28, 1987. However, operations did not commence until May 1, 1987 when the shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) On October 1, 1992, the portfolio entered into a new sub-advisory agreement with Winslow Capital Management, Inc. to perform sub-advisory services for the portfolio. Prior to October 1, 1992, the portfolio had a sub-advisory agreement with Alliance Capital Management L.P. for sub-advisory services.
(c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(d) Minnesota Mutual voluntarily absorbed $16,612, $15,552, $7,786, $8,899, $12,636 and $7,450 in expenses for the years ended December 31, 1992, 1991, 1990, 1989, 1988 and the period ended December 31, 1987, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .94%, 1.00%, 1.00%, 1.14%, 1.62% and 1.96%, respectively, and the ratio of net investment income to average daily net assets would have been .38%, .82%, 1.05%, .79%, .19% and .13%, respectively.
(e) Total return is presented for the period from May 1, 1987, commencement of operations, to December 31, 1987.
(f)  Adjusted to an annual basis.

INTERNATIONAL STOCK PORTFOLIO

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                            ---------------------------
                                                                                              1995      1994     1993
                                                                                            --------  --------  -------
Net asset value, beginning of period......................................................    $1.235    $1.310    $.919
                                                                                            --------  --------  -------
Income from investment operations:
    Net investment income.................................................................      .033      .011     .016
    Net gains or losses on securities (both realized and unrealized)......................      .142     (.015)    .389
                                                                                            --------  --------  -------
        Total from investment operations..................................................      .175     (.004)    .405
                                                                                            --------  --------  -------
Less distributions:
    Dividends from net investment income..................................................        --     (.029)   (.007)
    Excess distributions of net investment income.........................................        --        --       --
    Tax return of capital.................................................................        --     (.001)      --
    Distributions from capital gains......................................................        --     (.041)   (.007)
    Excess distributions of net realized gains............................................        --        --       --
                                                                                            --------  --------  -------
        Total distributions...............................................................        --     (.071)   (.014)
                                                                                            --------  --------  -------
Net asset value, end of period............................................................    $1.410    $1.235   $1.310
                                                                                            --------  --------  -------
                                                                                            --------  --------  -------
Total return (b)..........................................................................      14.2%      (.3)%    44.2%
Net assets, end of period (in thousands)..................................................  $140,770  $107,490  $61,106
Ratio of expenses to average daily net assets (c).........................................      1.04%     1.24%    1.55%
Ratio of net investment income to average daily net assets (c)............................      2.69%     1.68%    1.04%
Portfolio turnover rate (excluding short-term securities).................................      20.3%     12.9%    12.7%

                                                                                            PERIOD FROM
                                                                                               MAY 1,
                                                                                            1992 (A) TO
                                                                                            DECEMBER 31,
                                                                                                1992
                                                                                            ------------
Net asset value, beginning of period......................................................       $1.000
                                                                                               ------
Income from investment operations:
    Net investment income.................................................................       .010
    Net gains or losses on securities (both realized and unrealized)......................      (.077)
                                                                                               ------
        Total from investment operations..................................................      (.067)
                                                                                               ------
Less distributions:
    Dividends from net investment income..................................................      (.010)
    Excess distributions of net investment income.........................................      (.002)
    Tax return of capital.................................................................         --
    Distributions from capital gains......................................................         --
    Excess distributions of net realized gains............................................      (.002)
                                                                                               ------
        Total distributions...............................................................      (.014)
                                                                                               ------
Net asset value, end of period............................................................      $.919
                                                                                               ------
                                                                                               ------
Total return (b)..........................................................................       (6.8)%(d)
Net assets, end of period (in thousands)..................................................    $17,401
Ratio of expenses to average daily net assets (c).........................................       2.00%(e)
Ratio of net investment income to average daily net assets (c)............................       2.10%(e)
Portfolio turnover rate (excluding short-term securities).................................       11.7%

---------
(a) The inception of the portfolio was January 21, 1992. However, operations did not commence until May 1, 1992 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $8,450 in expenses for the period from May 1, 1992 to December 31, 1992. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been 2.09% and the ratio of net investment income to average daily net assets would have been 2.01%.
(d) Total return presented for the period from May 1, 1992, commencement of operations, to December 31, 1992.
(e)  Adjusted to an annual basis.

SMALL COMPANY PORTFOLIO

                                                                                                                PERIOD FROM
                                                                                    YEAR ENDED DECEMBER 31,        MAY 3,
                                                                                                                1993 (A) TO
                                                                                  ---------------------------   DECEMBER 31,
                                                                                      1995           1994           1993
                                                                                  ------------   ------------   ------------
Net asset value, beginning of period............................................        $1.226         $1.157        $1.000
                                                                                        ------         ------      ------
Income from investment operations:
    Net investment income.......................................................          .002           .002          --
    Net gains or losses on securities (both realized and unrealized)............          .392           .069        .173
                                                                                        ------         ------      ------
        Total from investment operations........................................          .394           .071        .173
                                                                                        ------         ------      ------
Less distributions:
    Dividends from net investment income........................................         (.002)         (.002)         --
    Distributions from net realized gains.......................................         (.016)            --       (.015)
    Excess distributions of net realized gains..................................            --             --       (.001)
                                                                                        ------         ------      ------
        Total distributions.....................................................         (.018)         (.002)      (.016)
                                                                                        ------         ------      ------
Net asset value, end of period..................................................        $1.602         $1.226      $1.157
                                                                                        ------         ------      ------
                                                                                        ------         ------      ------
Total return (b)................................................................          32.1%           6.2%       17.4%(c)
Net assets, end of period (in thousands)........................................    $   98,895     $   51,105     $13,043
Ratio of expenses to average daily net assets (d)...............................           .84%           .89%        .90%(e)
Ratio of net investment income (loss) to average daily net assets (d)...........           .15%           .24%       (.02)%(e)
Portfolio turnover rate (excluding short-term securities).......................          61.3%          28.1%       34.9%

---------
(a) The inception of the portfolio was January 26, 1993. However, operations did not commence until May 3, 1993 when the shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from May 3, 1993, commencement of operations, to December 31, 1993.
(d) Minnesota Mutual voluntarily absorbed $9,532 and $30,330 in expenses for the year ended December 31, 1994 and the period from May 3, 1993 to December 31, 1993. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .92% and 1.58%, respectively and the ratio of net investment income (loss) to average daily net assets would have been .21% and (.70)%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 1998 PORTFOLIO

                                          PERIOD FROM
                                  YEAR       MAY 2,
                                 ENDED    1994 (A) TO
                                DECEMBER  DECEMBER 31,
                                31, 1995      1994
                                --------  ------------
Net asset value, beginning of
  period......................    $.945         $.989
                                --------     ------
Income from investment
  operations:
    Net investment income.....     .059        .043
    Net gains or losses on
     securities (both realized
     and unrealized)..........     .092       (.043)
                                --------     ------
        Total from investment
         operations...........     .151          --
                                --------     ------
Less distributions:
    Dividends from net
     investment income........    (.058 )     (.044)
    Distributions from capital
     gains....................       --          --
                                --------     ------
        Total distributions...    (.058 )     (.044)
                                --------     ------
Net asset value, end of
  period......................   $1.038       $.945
                                --------     ------
                                --------     ------
Total return (b)..............     16.0 %        .1%(c)
Net assets, end of period (in
  thousands)..................   $5,057      $3,402
Ratio of expenses to average
  daily net assets (d)........      .20 %       .20%(e)
Ratio of net investment income
  to average daily net assets
  (d).........................     6.22 %      6.45%(e)
Portfolio turnover rate
  (excluding short-term
  securities).................      9.0 %        --

---------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $22,794 and $21,714 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .72% and 1.12%, respectively, and the ratio of net investment income to average daily net assets would have been 5.70% and 5.53%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2002 PORTFOLIO

                                                    PERIOD FROM
                                            YEAR       MAY 2,
                                           ENDED    1994 (A) TO
                                          DECEMBER  DECEMBER 31,
                                          31, 1995    1994 (A)
                                          --------  ------------
Net asset value, beginning of period....   $.932         $.977
                                          --------      -----
Income from investment operations:
    Net investment income...............    .072         .047
    Net gains or losses on securities
     (both realized and unrealized).....    .161        (.044)
                                          --------      -----
        Total from investment
         operations.....................    .233         .003
                                          --------      -----
Less distributions:
    Dividends from net investment
     income.............................   (.072  )     (.048)
    Tax return of capital...............   (.002  )        --
    Distributions from capital gains....      --           --
                                          --------      -----
        Total distributions.............   (.074  )     (.048)
                                          --------      -----
Net asset value, end of period..........  $1.091        $.932
                                          --------      -----
                                          --------      -----
Total return (b)........................    25.0  %        .3%(c)
Net assets, end of period (in
  thousands)............................  $3,049      $ 2,575
Ratio of expenses to average daily net
  assets (d)............................     .20  %       .20%(e)
Ratio of net investment income to
  average daily net assets (d)..........    6.52  %      7.18%(e)
Portfolio turnover rate (excluding
  short-term securities)................      --         11.6%

---------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $24,709 and $23,298 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.06% and 1.52%, respectively and the ratio of net investment income to average daily net assets would have been 5.66% and 5.86%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                              PERIOD FROM
                                                MAY 2,
                                YEAR ENDED    1994 (A) TO
                                 DECEMBER      DECEMBER
                                    31,           31,
                                   1995          1994
                                -----------   -----------
Net asset value, beginning of
  period......................     $.923          $.970
                                   -----         -----
Income from investment
  operations:
    Net investment income.....      .069          .047
    Net gains or losses on
     securities (both realized
     and unrealized)..........      .251         (.046)
                                   -----         -----
        Total from investment
         operations...........      .320          .001
                                   -----         -----
Less distributions:
    Dividends from net
     investment income........     (.069)        (.048)
    Distributions from capital
     gains....................        --            --
                                   -----         -----
        Total distributions...     (.069)        (.048)
                                   -----         -----
Net asset value, end of
  period......................    $1.174        $ .923
                                   -----         -----
                                   -----         -----
Total return (b)..............      34.7%           .1%(c)
Net assets, end of period (in
  thousands)..................    $2,570        $1,860
Ratio of expenses to average
  daily net assets (d)........       .40%          .40%(e)
Ratio of net investment income
  to average daily net assets
  (d).........................      6.56%         7.45%(e)
Portfolio turnover rate
  (excluding short-term
  securities).................      10.0%           --

---------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $25,199 and $24,803 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.56% and 2.37%, respectively and the ratio of net investment income to average daily net assets would have been 5.40% and 5.48%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                               PERIOD FROM
                                                  MAY 2,
                                 YEAR ENDED    1994 (A) TO
                                DECEMBER 31,   DECEMBER 31,
                                    1995           1994
                                ------------   ------------
Net asset value, beginning of
 period.......................       $.910         $.962
                                    -----         ------
Income from investment
 operations:
    Net investment income.....       .070           .049
    Net gains or losses on
     securities (both realized
     and unrealized)..........       .304          (.052)
                                    -----         ------
        Total from investment
         operations...........       .374          (.003)
                                    -----         ------
Less distributions:
    Dividends from net
     investment income........      (.070)         (.049)
    Distributions from capital
     gains....................         --             --
                                    -----         ------
        Total distributions...      (.070)         (.049)
                                    -----         ------
Net asset value, end of
 period.......................     $1.214          $.910
                                    -----         ------
                                    -----         ------
Total return (b)..............       41.2%           (.3)%(c)
Net assets, end of period (in
 thousands)...................     $1,384         $1,071
Ratio of expenses to average
 daily net assets (d).........        .40%           .40%(e)
Ratio of net investment income
 to average daily net assets
 (d)..........................       6.58%          7.79%(e)
Portfolio turnover rate
 (excluding short-term
 securities)..................         --           14.5%

---------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $26,308 and $25,888 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.68% and 4.01%, respectively and the ratio of net investment income to average daily net assets would have been 4.30% and 4.18%, respectively.
(e)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                               PERIOD FROM
                                                  MAY 2,
                                 YEAR ENDED    1994 (A) TO
                                DECEMBER 31,   DECEMBER 31,
                                    1995           1994
                                ------------   ------------
Net asset value, beginning of
 period.......................     $1.044           $1.010
                                    -----         ------
Income from investment
 operations:
    Net investment income.....       .010           .008
    Net gains or losses on
     securities (both realized
     and unrealized)..........       .331           .038
                                    -----         ------
        Total from investment
         operations...........       .341           .046
                                    -----         ------
Less distributions:
    Dividends from net
     investment income........      (.010)         (.009)
    Distributions from capital
     gains....................      (.063)         (.003)
                                    -----         ------
        Total distributions...      (.073)         (.012)
                                    -----         ------
Net asset value, end of
 period.......................     $1.312         $1.044
                                    -----         ------
                                    -----         ------
Total return (b)..............       33.0%           4.6%(c)
Net assets, end of period (in
 thousands)...................    $31,825         $8,771
Ratio of expenses to average
 daily net assets (d).........        .89%           .90%(e)
Ratio of net investment income
 to average daily net assets
 (d)..........................       1.25%          2.07%(e)
Portfolio turnover rate
 (excluding short-term
 securities)..................      164.2%          49.5%

---------
(a) The inception of the portfolio was January 18, 1994. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $11,610 and $22,503 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .95% and 1.56%, respectively, and the ratio of net investment income to average daily net assets would have been 1.19% and 1.41%, respectively.
(e)  Adjusted to an annual basis.

--------------------------------------------------------------------------------
PERFORMANCE
DATA
------------------------------------

                    From time to time the Fund may publish advertisements containing performance data relating to its Portfolios. In the case of the Money Market Portfolio, the Fund will publish yield or effective yield quotations for a seven-day or other specified period. In the case of Portfolios other than the Money Market Portfolio, the Fund may publish yield quotations for a recent 30-day period. The Fund may also publish, for all Portfolios, cumulative total return quotations for the period since shares of the Portfolio became available for sale pursuant to the Fund's registration statement. All quotations of 30-day yields and cumulative total returns will be accompanied by average annual total return quotations for a one-year period and for the period since shares of the Portfolio became available for sale pursuant to the Fund's registration statement. Performance figures used by the Fund are based on historical information of the Portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. The various performance figures used in Fund advertisements are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.
  PERFORMANCE FIGURES OF THE FUND WILL NOT REFLECT CHARGES MADE PURSUANT TO THE TERMS OF THE VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS FUNDED BY SEPARATE ACCOUNTS THAT INVEST IN THE FUND'S SHARES. FUND PERFORMANCE INFORMATION WILL BE PRESENTED IN CONJUNCTION WITH PERFORMANCE INFORMATION ABOUT THOSE POLICIES OR CONTRACTS. PURCHASERS OF VARIABLE CONTRACTS ISSUED BY MINNESOTA MUTUAL SHOULD THEREFORE RECOGNIZE THAT THE YIELD, CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN ON THE SEPARATE ACCOUNT ASSETS RELATING TO SUCH A CONTRACT WHICH ARE INVESTED IN SHARES OF ANY OF THE FUND'S PORTFOLIOS WOULD BE LOWER THAN THE YIELD, CUMULATIVE TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN OF SUCH PORTFOLIO FOR THE SAME PERIOD.
  MONEY MARKET PORTFOLIO YIELD. Yield quotations for the Money Market Portfolio are based on the income generated by an investment in the portfolio over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the portfolio is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. The yield and effective yield of the Money Market Portfolio for the seven-day period ended December 31, 1995 were 5.09% and 5.22%, respectively. (See also, "Performance Data" in the Statement of Additional Information.)
  YIELD QUOTATIONS FOR OTHER PORTFOLIOS. Yield figures may also be quoted for Portfolios other than the Money Market Portfolio and the International Stock Portfolio. Yield figures will always be based on a 30-day period and will be determined by dividing the net investment income per share of the Portfolio during the period by the net asset value per share on the last day of the period. An annualized yield figure is computed on the assumption that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For purposes of the computation, net investment income is determined in accordance with rules prescribed by the Securities and Exchange Commission, and it may differ from the actual net investment income determined for the period under the Fund's accounting practices.
  TOTAL RETURN FIGURES. Cumulative total return figures may also be quoted for all Portfolios of the Fund. Cumulative total return is based on a hypothetical $1,000 investment in the Portfolio at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period with dividend and capital gain distributions treated as reinvested.
  All quotations of yields for Portfolios other than the Money Market Portfolio and all quotations of cumulative total return figures will be accompanied by average annual total return figures for one-year and five-year periods and for the period since shares of the Portfolio became available pursuant to the Fund's registration statement. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the redemption value of that investment at the end of the period.
  PREDICTABILITY OF RETURN. For each of the Maturing Government Bond Portfolios, the Fund may calculate an anticipated growth rate (AGR) and an anticipated value at maturity (AVM) on any day on which the Fund values its securities. AGR is an estimate of the average annual total return that would be experienced by an investment maintained in the Portfolio from the date of initial purchase until the target maturity date, assuming no withdrawals or additional investments. AVM is the estimated value of such an investment at the target maturity date. AGR and AVM, like the Portfolios' historical total return data discussed above, do not reflect any loads or contract charges deducted from payments or from separate account assets. Daily calculations for each are necessary because (i) the AGR and AVM calculations assume, among other things, an expense ratio and portfolio composition that remains unchanged for the life of each such Portfolio to the target date at maturity, and (ii) such calculations are therefore meaningful as a measure of predictable return with respect to particular shares only if such shares are held to the applicable target maturity date and only with respect to shares purchased on the date of such calculations (the AGR and AVM applicable to shares purchased on any other date may be materially different). Those assumptions can only be hypothetical given that owners of shares have the option to purchase or redeem those shares on any business day, and will receive dividend and capital gain distributions through the receipt of additional shares. A number of factors in addition to shareholder activity can cause a Maturing Government Bond Portfolio's AGR and AVM to change from day to day. These include the adviser's efforts to improve total return through market opportunities, transaction costs, interest rate changes and other events that affect the market value of the investments held in each Maturing Government Bond Portfolio. Despite these factors, it is anticipated that if specific shares of a Maturing Government Bond Portfolio are held to the applicable target maturity date, then the AGR and AVM applicable to such shares (i.e., calculated as of the date of purchase of such shares) will vary from the actual return experienced by such shares within a narrow range.
  ADDITIONAL PERFORMANCE INFORMATION. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge by writing the Fund at 400 Robert Street North, St. Paul, Minnesota 55101-2098, or by calling (612) 298-3500.

--------------------------------------------------------------------------------
THE FUND
------------------------------------
               MIMLIC Series Fund, Inc., (the "Fund") is a diversified, open-end management investment company incorporated under Minnesota law on February 21, 1985. The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") has established certain separate accounts for the purpose of issuing variable annuity contracts and variable life insurance policies (collectively, the "Contracts"). The Fund serves as the underlying investment medium for amounts invested in the Contracts. The Fund may, however, be used for other purposes in the future.
  It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Minnesota Mutual nor the Fund currently foresees any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners. The costs of resolving any such material conflicts will be borne solely by Minnesota Mutual.

  The Fund is a series company, which means that it consists of several separate Portfolios, each with its own investment objectives. Currently, there are sixteen such Portfolios: the Growth Portfolio, the Bond Portfolio, the Money Market Portfolio, the Asset Allocation Portfolio, the Mortgage Securities Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio, the International Stock Portfolio, the Small Company Portfolio, the Value Stock Portfolio, four Maturing Government Bond Portfolios (maturing respectively in 1998, 2002, 2006 and 2010), the Small Company Value Portfolio and the Global Bond Portfolio. Each Portfolio issues a separate class of the Fund's common stock. The investment adviser of the Fund is MIMLIC Asset Management Company, a Minnesota corporation ("MIMLIC Management"). MIMLIC Management has entered into an investment sub-advisory agreement with Winslow Capital Management, Inc.
("Winslow Management"), a Minnesota corporation with principal offices in Minneapolis, Minnesota, under which Winslow Management serves as investment sub-adviser to the Fund's Capital Appreciation Portfolio. MIMLIC Management has also entered into an investment sub-advisory agreement with Templeton Investment Counsel,

Inc., a Florida corporation with principal offices in Fort Lauderdale ("Templeton Counsel"), under which Templeton Counsel serves as investment sub-adviser to the Fund's International Stock Portfolio. MIMLIC Management has entered into a sub-advisory agreement with Voyageur Fund Managers, Inc., ("Voyageur Managers") a Minnesota corporation with primary offices in Minneapolis, Minnesota, under which Voyageur Managers provides advisory services to the Growth Portfolio. In addition, MIMLIC Management has entered into a sub-advisory arrangement with Voyageur Managers where Voyageur Managers, together with its sub-adviser, Lazard London International Investment Management, Limited, ("Lazard London") an English investment advisory subsidiary of Lazard Brothers & Co., Limited, located in London, England, provide advisory services to the Global Bond Portfolio.

  Currently, Fund shares may be purchased only by Minnesota Mutual to fund the Contracts. Minnesota Mutual is a mutual life insurance company which is domiciled in Minnesota and authorized to do business in 49 states. Fund shares are not offered directly to and may not be purchased directly by members of the public. Consequently, the terms "shareholder" and "shareholders" in this Prospectus refer to Minnesota Mutual.
  The value of certain benefits under the Contracts will vary with the investment performance of the Fund's Portfolios. Because contract owners will allocate their investments among the Portfolios of the Fund, in response to or in anticipation of changes in market or economic conditions, prospective purchasers should carefully consider the information about the Fund and its Portfolios presented in this Prospectus prior to purchasing such a Contract.

--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVES,
POLICIES AND RISKS
------------------------------------

                           Each Portfolio has a stated investment objective which it pursues through separate investment policies. The differences in objectives and policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest on such security and to the earning stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of the reaction of the price of a security to changes and conditions in the securities markets in general and, with particular reference to debt securities, changes in the overall level of interest rates.
  Some debt securities may be purchased on a when-issued or forward commitment basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. The Fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.
  The investment objective, certain policies and risks associated with each Portfolio are as described below. The investment policies of the Fund set forth in this Prospectus and in the Statement of Additional Information may be changed without shareholder approval except that the investment objectives of a Portfolio as set forth in this Prospectus are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio.

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GROWTH                                                                         -
PORTFOLIO
           The investment objective of the Growth Portfolio is to seek the long-term accumulation of capital. Current income, while a factor in investment selection, is a secondary objective. In pursuit of these objectives the Growth Portfolio will follow a policy of investing primarily in common stocks and other equity securities. Such investments involve greater investment risk than fixed income securities.
  The Portfolio's growth approach is based on sound fundamental investment analysis in which individual stock selection is critical. Thus, the Portfolio's holdings are selected on the basis of a fundamental analysis which seeks to
identify  sound  companies  whose  stock  prices,  in  the  opinion  of   MIMLIC
Management, do not reflect their long-term growth potential.
  Generally, the Portfolio invests in companies with strong long-term outlooks. These quality issues are emphasized as a way to protect against downside risk inherent in the stock market. However, the Portfolio may also seek to achieve its objective by investing in companies which, in MIMLIC Management's judgment, have temporarily undervalued securities, or, because of new management, products or markets or other factors, show promise of substantially improved results.
  The  assets  of  the  Portfolio  usually will  be  invested  in  a diversified portfolio of equity securities, mainly common stocks, across all industry sectors. Changes in investments will be made from time to time to take into account changes in the outlook for particular industries or companies and in the general level of common stock prices. The purchase of common stocks may occur in rising or declining markets.
  The Portfolio will typically maintain a fully invested position, but when economic conditions or general levels of common stock prices are such that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, the Portfolio may temporarily take a defensive position by investing a substantial portion of its assets in bonds, notes or other evidences of indebtedness, including United States Government securities, or may hold its assets in cash. Those investments may, or may not, be convertible into stock. The Portfolio may also temporarily hold its assets in cash or money market instruments pending investment in accordance with its policies.
  The Portfolio may invest up to 10% of the value of its total assets in securities of foreign issuers which are not publicly traded in the United States. (Securities of foreign issuers which are publicly traded in the United States, usually in the form of sponsored American Depositary Receipts ("ADRs"), are not subject to this 10% limitations.) Investing in securities of foreign issuers may result in greater risk than that incurred in investing in securities of domestic issuers. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Portfolio may encounter difficulties in pursuing (or be unable to pursue) legal remedies and in obtaining judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there
is   less  government  supervision  and  regulation  of  business  and  industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Also, some countries may withhold portions of interest, dividends and gains at the source. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
  An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

--------------------------------------------------------------------------------
BOND                                                                           -
PORTFOLIO
           The investment objective of the Bond Portfolio is to seek as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. In pursuit of these objectives, the Bond Portfolio will follow a policy of investing primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.

  The Fund anticipates that under normal circumstances at least 75% of the Portfolio's assets, exclusive of cash items which may include commercial paper, certificates of deposit and United States Treasury obligations not exceeding one year in maturity, will be invested in one or more of the following types of securities:

- Corporate debt securities which at the time of purchase are rated within the four highest grades assigned by Moody's, S&P or any other national rating service. To the extent that the Portfolio invests in bonds in the lowest of such four grades (i.e., in bonds rated BBB or Baa by S&P or Moody's, respectively) it will be investing in bonds which may have speculative characteristics. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments in such bonds than is the case with higher grade bonds. If, after acquisition, a bond is downgraded by the rating agencies to a rating lower than BBB or Baa by S&P or Moody's, respectively, it is the Fund's general policy to dispose of such downgraded securities.

- Debt securities of, or guaranteed by, the United States Government, its agencies or instrumentalities. (Purchases of United States Treasury obligations of all maturities will be limited in accordance with the diversification regulations issued under Section 817(h) of the Internal Revenue Code.)
  The balance of the Portfolio's assets, exclusive of cash items, may be invested in other fixed income investments not described above including corporate debt securities or preferred stocks which in either case may or may not be convertible. It is not expected that the Portfolio will invest in common stocks, rights to acquire common stocks or other equity securities, but it may retain for reasonable periods of time up to five percent of its total assets in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities.
  The Portfolio may purchase mortgage-backed securities issued by government entities (some of which may be U.S. Government agency issued or guaranteed debt securities of the types described above) and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.
  The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
  The Portfolio may also invest in collateralized mortgage obligations ("CMOs") of the type eligible for purchase by the Mortgage Securities Portfolio (see the discussion of CMOs, and the risks associated therewith, under the caption "Mortgage Securities Portfolio," below). The Bond Portfolio, however, will not purchase "accrual" or "Z" bond types of CMOs (a CMO tranche which is not entitled to receive cash payments until one or more other tranches have been paid in full); inverse or reverse floating CMOs (a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable interest rate index); or "interest only" or "principal only" stripped mortgage-backed securities.
  The Portfolio may also purchase asset-backed securities, which usually represent interests in pools of consumer loans (typically trade, credit card or automobile receivables). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, the quality of the servicing of the receivables, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities may depend on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security may be difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Some asset-backed transactions are structured with a "revolving period" during which the principal balance of the asset-backed security is maintained at a fixed level, followed by a period of rapid repayment. This structure is intended to insulate holders of the asset-backed security from prepayment risk to a significant extent. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
  Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
  Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.
  To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.
  The Portfolio may invest in debt securities issued by foreign governments and companies, provided that such securities are U.S. dollar-denominated and publicly-traded in the United States. Such securities do not present the same currency risks as securities traded outside the United States and denominated in a foreign currency. Investing in securities of foreign issuers may, nonetheless, result in greater risk than that incurred in investing in securities of domestic issuers. The obligations of foreign issuers may be affected by political or economic instabilities. Financial information published by foreign companies may be less reliable or complete than information disclosed by domestic companies pursuant to United States Government securities laws, and may not have been prepared in accordance with generally accepted account principles.
  It is expected that the Bond Portfolio will invest in debt securities of varying long-term maturities and from various industry classifications, depending on MIMLIC Management's evaluation of current and anticipated market conditions, as well as industry outlook and company operations. Yields on debt securities depend upon a number of factors, including the size of a particular offering, maturities and ratings of the obligations and general economic, monetary and market conditions. The market value of debt instruments will vary depending on their respective yields and, as a result, the net asset value of the Bond Portfolio will change from time to time as the general level of interest rates change.
  When economic conditions or general levels of debt security prices are such that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, the Portfolio may invest a substantial portion of its assets in intermediate-term or short-term debt securities including cash and money market instruments. The Portfolio may temporarily hold its assets in cash or money market instruments pending investment in accordance with its policies.
  The Bond Portfolio will engage in portfolio transactions when MIMLIC Management believes that such transactions will help to achieve the Portfolio's overall objectives. Portfolio securities may or may not be held to maturity.

--------------------------------------------------------------------------------
MONEY MARKET                                                                   -
PORTFOLIO
           The investment objective of the Money Market Portfolio is to seek maximum current income to the extent consistent with liquidity and the preservation of capital. In pursuit of this objective the Money Market Portfolio will follow a policy of investing in money market instruments and other debt securities. The return produced by these securities will reflect fluctuations in short-term interest rates.
  The Portfolio is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") in addition to its other policies and restrictions discussed below. Pursuant to Rule 2a-7, the Portfolio is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Rule 2a-7 also requires that all investments by the Portfolio be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation, or Prime-1 or Prime-2 by Moody's Investors Service, Inc.
  Rule 2a-7 also requires, among other things, that the Portfolio may not invest, other than in United States "Government securities" (as defined in the 1940 Act), (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer. The Portfolio's present practice is not to purchase any Second Tier Securities.
  Subject to these limitations, the money market instruments held by the Portfolio shall include:

- Obligations issued or guaranteed as to principal or interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the United States Government pursuant to authority granted by Congress.

- Obligations (including certificates of deposit and bankers acceptances) of United States banks and savings and loan associations which at the date of the investment have total assets (as of the date of their most recent annual financial statements) of not less than $2 billion, United States dollar denominated obligations of Canadian chartered banks, London branches of United States banks, and United States branches or agencies of foreign banks if such banks meet the above-stated qualifications, and certificates of deposit of such banks and savings and loan associations regardless of size provided that the amount of the deposit does not exceed $100,000 for any one bank or savings and loan association and the payment of the principal is insured by the Federal Deposit Insurance Corporation.

-  Obligations of the International Bank for Reconstruction and Development.

- Commercial paper (including variable amount master demand notes) issued by United States limited partnerships, corporations or foreign corporations directly related to the United States corporations.

- Other corporate debt obligations that at the time of issuance were long-term securities, but that have remaining maturities of 397 calendar days or less.

-  Repurchase agreements with respect to any of the foregoing obligations.
  By limiting the maturity of its investments as described above, the Portfolio seeks to lessen the changes in the value of its assets caused by market factors. The Money Market Portfolio intends to maintain a constant net asset value of $1.00 per share, but there can be no assurance it will be able to do so.
  The Portfolio, consistent with its investment objective, will attempt to maximize yield through trading. This may involve selling instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. Selling securities prior to their maturity may result in the Portfolio's realizing gains and losses.
  Repurchase agreements involve the risk that the seller may fail to repurchase the underlying security. In such event, the Portfolio would attempt to dispose of the underlying security in the market or would hold the underlying security until maturity. However, in the case of a repurchase agreement construed by the courts as a collateralized loan, the Portfolio may be subject to various delays and risks of loss in attempting to dispose of the underlying security, including
(a) possible declines in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) expense involved in the enforcement of the Portfolio's rights. The Board of Directors of the Fund has an obligation to evaluate the creditworthiness of all entities that enter into repurchase agreements with the Fund.
  Obligations of Canadian chartered banks, London branches of United States banks, and United States branches and agencies of foreign banks may involve somewhat greater opportunity for income than the other money market instruments in which the Portfolio invests, but may also involve investment risks in addition to any risks associated with direct obligations of domestic banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other governmental restrictions, as well as market and other factors which may affect the market for or the liquidity of such obligations. Generally, Canadian chartered banks, London branches of United States banks, and United States branches and agencies of foreign banks are subject to fewer United States regulatory restrictions than those applicable to domestic banks, and London branches of United States banks may be subject to less stringent reserve requirements than domestic branches. Canadian chartered banks, United States branches and agencies of foreign banks, and London branches of United States banks may provide less public information than, and may not be subject to the same accounting, auditing and financial record keeping standards as, domestic banks.
  The Portfolio will not invest more than a total of 25% of its total assets in obligations of Canadian chartered banks, London branches of United States banks, and United States branches and agencies of foreign banks.
  See Appendix A to this Prospectus for more information on certain of the Fund's investment policies, including descriptions of money market obligations and ratings.

--------------------------------------------------------------------------------
ASSET ALLOCATION                                                               -
PORTFOLIO
           The investment objective of the Asset Allocation Portfolio is to seek as high a level of long-term total rate of return as is consistent with prudent investment risk. In pursuit of this objective the Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds, mortgage securities and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities, and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
  The Asset Allocation Portfolio may invest in the following types of money market, debt and equity securities:

- Money market instruments and other debt securities with maturities not exceeding one year in which the Money Market Portfolio may invest.

- Bonds and other debt securities, including mortgage-related securities, with maturities generally exceeding one year in which the Bond and Mortgage Securities Portfolios may invest.

- Common stock and other equity securities in which the Growth, Index 500, Capital Appreciation and Small Company Portfolios may invest.
  Thus, with respect to equity securities, the Portfolio will attempt to achieve long-term accumulation of capital. With respect to mortgage-related securities and bonds, the Portfolio will attempt to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholder's capital. With respect to money market securities, the Portfolio will attempt to achieve maximum current income to the extent consistent with liquidity and preservation of capital.
  The Portfolio will continuously adjust the mix of investments among the three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. No more than 75% of the Portfolio's assets may be invested in either the common stock sector or the bond sector. Up to 100% of the Portfolio's assets may be invested in money market instruments. No minimum percentage has been established for any of the sectors. Major changes in investment mix may occur several times within a year or over several years, depending upon market and economic conditions.

--------------------------------------------------------------------------------
MORTGAGE SECURITIES                                                            -
PORTFOLIO
           The investment objective of the Mortgage Securities Portfolio is to seek a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will follow a policy of investing primarily in a diversified portfolio of mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.

  The Fund anticipates that under normal circumstances at least 65% of the Portfolio's assets will be invested in mortgage-related securities (except when in a temporary defensive posture) of the following types:

- Mortgage-related securities issued by United States Government owned or sponsored corporations (purchases of these securities will be limited in accordance with the diversification regulations for variable insurance contracts issued under Section 817(h) of the Internal Revenue Code).

- Mortgage-related securities rated A or better by Moody's or S&P or rated at a comparable level by an independent publicly-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by MIMLIC Management.
  At times the Portfolio may invest in mortgage-related securities not meeting the foregoing investment quality standards when deemed by MIMLIC Management to be consistent with the Portfolio's objective of high current income to the extent consistent with prudent investment risk; however, the Portfolio will not invest in mortgage-related securities, or debt securities not mortgage related, rated lower than BBB or Baa by S&P or Moody's, respectively, and no such investments (i.e., investments in securities rated BBB or Baa) will be made in excess of 20% of the value of the Portfolio's total assets. (Investments in mortgage-related securities rated BBB or Baa will be considered mortgage-related securities for purposes of the policy that the Portfolio invest at least 65% of the value of its total assets in mortgage-related securities.) To the extent that the Portfolio invests in securities rated BBB or Baa by S&P or Moody's, respectively, it will be investing in securities which may have speculative characteristics. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments in such securities than is the case with higher grade securities. If, after acquisition, a security is downgraded by the rating agencies to a rating lower than BBB or Baa by S&P or Moody's, respectively, it is the Fund's general policy to dispose of such downgraded securities. MIMLIC Management monitors continuously the ratings of securities held by the Portfolio and the creditworthiness of their issuers.
  The Portfolio may invest up to 35% of the value of its total assets in the following types of securities: (i) securities issued or guaranteed by the United States Government, its agencies and instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 or higher by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's, and (iv) debt securities which, although not mortgage-related securities, are rated BBB or Baa or better by S&P or Moody's, respectively, or, if not rated, are of equivalent investment quality as determined by MIMLIC Management; such securities may entitle the holder to participate in income derived from mortgaged properties or from sales thereof. The Portfolio will not invest in debt securities rated BBB or Baa by S&P or Moody's, respectively, (or, if not rated, are of equivalent investment quality as determined by MIMLIC Management), including mortgage-related securities, in excess of 20% of the value of the Portfolio's total assets. When business or financial conditions warrant, the Portfolio may take a temporary defensive position and invest without limit in the foregoing securities.
  Although some of the mortgage-related securities held by the Portfolio are guaranteed by governmental and government-related organizations, the governmental and government-related guarantors do not guarantee the Portfolio's yield or the price of its shares. The net asset value of the Portfolio fluctuates in response to changes in the general level of interest rates. When interest rates rise, prices of fixed income securities held by the Portfolio tend to fall and the rate of prepayment of mortgages underlying mortgage-related securities tends to decline (lengthening the average maturity of the Portfolio). In periods of declining interest rates, however, the prices of such securities tend to rise and the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, and such prepayments must be reinvested at the then prevailing lower interest rates. In addition, the net asset value of the
Portfolio may fluctuate in response to the market's perception of the creditworthiness of the issuers of the Portfolio's securities. The availability of interest-sensitive mortgage-related securities, in which the Portfolio concentrates its investments, may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Although mortgage-related securities are generally supported by some form of government or private guarantees and insurance, the Portfolio's shares are not guaranteed and there can be no assurance that private insurers can meet their obligations.
  The mortgage-related securities in which the Portfolio principally invests provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the
Fund) by various governmental, government-related and private organizations. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities usually provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrower on their residential or commercial mortgage loans, net of any fees paid, to the servicer, the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, curtailments (partial prepayment) or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. For further information about the characteristics of mortgage-related securities, see Appendix B to this Prospectus.
  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may in addition be the originators and servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, payment of interest and principal of these pools is supported by various forms of insurance, guarantees and credit enhancements, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers, banks and other financial institutions, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolio may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers MIMLIC Management determines that the securities meet the Portfolio's quality and liquidity standards.
  The Portfolio may invest in collateralized mortgage obligations ("CMOs"), in which several different series of bonds or certificates secured by pools of mortgage-backed securities or mortgage loans, are issued. The series differ from each other in terms of the priority rights which each has to receive cash flows with the CMO from the underlying collateral. Each CMO series may also be issued in multiple classes. Each class of a CMO series, often referred to as a
"tranche," is usually issued at a specific coupon rate and has a stated maturity. The underlying security for the CMO may consist of mortgage-backed securities issued or guaranteed by U.S. Government agencies or whole loans. CMOs backed by U.S. Government agency securities retain the credit quality of such agency securities and therefore present minimal credit risk. CMOs backed by whole loans typically carry various forms of credit enhancements to protect against credit losses and provide investment grade ratings. Unlike traditional mortgage pass-through securities, which simply pass through interest and principal on a pro rata basis as received, CMOs allocate the principal and interest from the underlying mortgages among the several classes or tranches of the CMO in many ways. All residential, and some commercial, mortgage-related securities are subject to prepayment risk. A CMO does not eliminate that risk, but, by establishing an order of priority among the various tranches for the receipt and timing of principal payments, it can reallocate that risk among the tranches. Therefore, the stream of payments received by a CMO bondholder may differ dramatically from that received by an investor holding a traditional pass-through security backed by the same collateral.
  The primary risk associated with any mortgage security is the uncertainty of the timing of cash flows; specifically, uncertainty about the possibility of either the receipt of unanticipated principal in falling interest rate environments (prepayment or call risk) or the failure to receive anticipated principal in rising interest rate environments (extension risk). In a CMO, that uncertainty may be allocated to a greater or lesser degree to specific tranches depending on the relative cash flow priorities of those tranches. By establishing priority rights to receive and reallocate payments of prepaid principal, the higher priority tranches are able to offer better call protection and extension protection relative to the lower priority classes in the same CMO. For example, when insufficient principal is received to make scheduled principal payments on all tranches, the higher priority tranches receive their scheduled premium payments first and thus bear less extension risk than lower priority tranches. Conversely, when principal is received in excess of scheduled principal payments on all tranches (call risk), the lower priority tranches are required to receive such excess principal until they are retired and thus bear greater prepayment risk than the higher priority tranches. Therefore, depending on the type of CMO purchased, an investment may be subject to a greater or lesser risk of prepayment, and experience a greater or lesser volatility in average life, yield, duration and price, than other types of mortgage-related securities. For that reason, and except as otherwise provided (see the following paragraphs for a discussion of the Portfolio's investment policies regarding CMOs known as "Z" bonds and inverse or reverse floating CMOs), the Portfolio will not purchase a CMO tranche unless, at the time of purchase, such tranche is part of a series with either the first or second highest priority within the CMO to receive cash flows. These types of CMOs tend to provide more predictable and stable returns, but carry lower current yields, than other more volatile CMOs (which have a lower cash flow priority). A CMO tranche may also have a coupon rate which resets periodically at a specified increment over an index. These floating rate CMOs are typically issued with lifetime caps on the level to which the floating coupon rate is allowed to rise. The Portfolio may invest in such securities, usually subject to a cap, provided such securities satisfy the same requirements regarding cash flow priority applicable to the Portfolio's purchase of CMOs generally. CMOs are typically traded over the counter rather than on centralized exchanges. Because CMOs of the type purchased by the Portfolio tend to have relatively more predictable yields and are relatively less volatile, they are also generally more liquid than CMOs with greater prepayment risk and more volatile performance profiles.
  The Portfolio may also purchase CMOs known as "accrual" or "Z" bonds. An accrual or Z bond holder is not entitled to receive cash payments until one or more other classes of the CMO have been paid in full from payments on the mortgage loans underlying the CMO. During the period in which cash payments are not being made on the Z tranche, interest accrues on the Z tranche at a stated rate, and this accrued interest is added to the amount of principal which is due to the holder of the Z tranche. After the other classes have been paid in full, cash payments are made on the Z tranche until its principal (including previously accrued interest which was added to principal, as described above) and accrued interest at the stated rate have been paid in full. Generally, the date upon which cash payments begin to be made on a Z tranche depends on the rate at which the mortgage loans underlying the CMO are prepaid, with a faster prepayment rate resulting in an earlier commencement of cash payments on the Z tranche. Like a zero coupon bond, during its accrual period the Z tranche of a CMO has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. Changes in market interest rates also can be expected to influence prepayment rates on the mortgage loans underlying the CMO of which a Z tranche is a part. As noted above, such changes in prepayment rates will affect the date at which cash payments begin to be made on a Z tranche, and therefore also will influence its market value. As an operating policy, the Portfolio will not purchase a Z bond if the Portfolio's aggregate investment in Z bonds which are then still in their accrual periods would exceed 20% of the Portfolio's total assets (Z bonds which have begun to receive cash payments are not included for purposes of this 20% limitation).
  The Portfolio may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index. Accordingly, the coupon rate will increase as interest rates decrease. The Portfolio would be adversely affected, however, by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate will decrease as interest rates increase, and, like other mortgage-related securities, the value will decrease as interest rates increase. Inverse or reverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs, and usually carry a lower cash flow priority. As an operating policy, the Portfolio will treat inverse floating rate CMOs as illiquid and, therefore, will limit its investments in such securities, together with all other illiquid securities, to 15% of the Portfolio's net assets.
  The Portfolio may purchase stripped mortgage-backed securities, which represent undivided ownership interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates, unlike other mortgage-backed securities (which tend to move in the opposite direction compared to interest rates). Under the Internal Revenue Code of 1986, as amended, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Portfolio.
  The cash flows and yields on standard IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the performance and prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation (i.e., a GNMA). Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security, but unlike IOs, an investor will eventually recoup fully its initial investment provided no default of the guarantor occurs. As an operating policy the Portfolio will treat all IOs and POs as illiquid securities. Therefore, the Portfolio will limit its investments in IOs and POs, together with all other illiquid securities, to 15% of the Portfolio's net assets. See "Investment Restrictions."

--------------------------------------------------------------------------------
INDEX 500                                                                      -
PORTFOLIO
           The investment objective of the Index 500 Portfolio is to seek investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). The Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock. "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500-Registered Trademark-", and "500" are trademarks of McGraw-Hill, Inc. The Index 500 Portfolio and the Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation, nor does Standard & Poor's Corporation make any representation regarding the advisability of investing in the Portfolio or in the Contracts.
  The Portfolio will at all times invest at least 75%, and may invest up to 100%, of its assets in common stocks included in the Index. There is no minimum or maximum number of stocks included in the Index which the Portfolio must hold. Under normal circumstances it is expected that the Portfolio will hold between 200-450 different stocks included in the Index.
  The Portfolio uses the Index as the standard performance comparison because it represents over 70% of the total market value of all common stocks, is well known to investors, and in the opinion of MIMLIC Management is representative of the performance of publicly traded common stocks. The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Inclusion of a stock in the Index in no way implies an opinion by Standard & Poor's Corporation as to its attractiveness as an investment.
  The method used to select investments for the Portfolio involves investing primarily in those stocks in the Index having the highest statistical weightings in the Index. Stocks in the Index are ranked in accordance with their statistical weightings from highest to lowest. The Portfolio will invest in all of the stocks above a specified level in the ranking in approximately the same proportion as the weightings of those stocks in the Index. However, the Portfolio will not invest in all of the stocks below the specified level in the ranking, but rather will invest only in those stocks, and in amounts, as MIMLIC Management determines to be necessary or appropriate for the Portfolio to approximate the performance of the Index. To assist in such determination MIMLIC Management has entered into an agreement with Wilshire Associates which permits MIMLIC Management to use Wilshire Associates' proprietary index fund statistical sampling technique. The Portfolio's ability to duplicate the performance of the Index will depend to some extent, however, on the size and timing of cash flows into or out of the Portfolio. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Portfolio's holdings to the Index to the maximum practicable extent.
  MIMLIC Management monitors the tracking accuracy of the Portfolio to the Index by comparing the weightings of securities in the Portfolio to that of the Index. A difference between the two results in a deviation error in the Portfolio's composition. MIMLIC Management anticipates that the deviation in each sector of the Portfolio will not exceed .14%. The amount of the Portfolio's deviation is reviewed at least weekly and more frequently if such a review is indicated by significant cash balance changes, market conditions or changes in the composition of the Index. If deviation accuracy is not maintained, the Portfolio will rebalance its composition by selecting securities which, in the opinion of MIMLIC Management, will provide a more representative sampling of the
capitalization   of  the  securities  in  the  Index   as  a  whole  or  a  more
representative sampling of the sector diversification in the Index. This rebalancing may be accomplished by either a purchase or sale of securities and is based upon an analysis of the position of the Portfolio with respect to securities held by it, the number of securities held, the industrial sectors represented and its current cash balance.
  Economic, financial, or market analysis will not be used in selecting investments for the Portfolio, nor will adverse financial condition of a company necessarily result in the sale of the company's stock by the Portfolio. However, the Portfolio reserves the right to sell a stock held if MIMLIC Management determines that the investment has been impaired substantially by the financial condition of or extraordinary events involving the stock's issuer.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION                                                           -
PORTFOLIO
           The investment objective of the Capital Appreciation Portfolio is to seek growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is of course no assurance that the Portfolio's investment objective will be met.
  Within this basic framework, the policy of the Portfolio is to invest in any companies and industries and in any types of equity securities which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies, as well as in newer and relatively unseasoned companies. Critical factors considered in the selection of securities include the early recognition of trends in corporate profits, the values of individual securities relative to other investment alternatives, the economic and political outlook, and management capabilities.
  It is the policy of the Portfolio to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). When business or financial conditions warrant, a more defensive position may be assumed and the Portfolio may invest in short-term, fixed-income securities or preferred stocks or hold its assets in cash. Investments generally will not be made on the basis of market timing techniques, rather it is anticipated that the Portfolio will be relatively fully invested at most times.

--------------------------------------------------------------------------------
INTERNATIONAL STOCK                                                            -
PORTFOLIO
           The investment objective of the International Stock Portfolio is long-term capital growth. In pursuit of this objective the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth.
  In pursuit of its investment objective, the Portfolio will normally maintain at least 65% of its assets in common and preferred stocks. There is no limitation on the percentage of the Portfolio's assets that may be invested in any one country although the Portfolio will maintain an exposure to the equities markets in at least three countries under normal circumstances.
  The Portfolio has a flexible investment policy. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.
  Whenever, in the judgment of Templeton Counsel, market or economic conditions warrant, the Portfolio may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth herein and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.
  The Portfolio is authorized to invest in debt securities that are rated BBB or higher by Standard & Poor's Corporation ("S&P") and Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of equivalent investment quality as determined by Templeton Counsel.
  The Portfolio may invest for defensive purposes in commercial paper of U.S. issuers which, at the date of investment, must be rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, be issued by a company which at the date of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.
  Contract owners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Portfolio, nor can there be any assurance that the Portfolio's investment objective will be attained. The Portfolio is designed for investors seeking international diversification.
  The Portfolio has the right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Also, some countries may withhold portions of interest, dividends and gains at the source. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories. The Portfolio may invest in Eastern European countries, which involves special risks that are described herein.
  Certain of the recent political and economic developments in Eastern Europe, including the introduction of aspects of a market economy in certain Eastern European countries, are related to developments in what was formerly known as the Soviet Union. Trends in Eastern Europe that may be considered favorable for achievement of the Portfolio's investment objectives may be adversely affected by political or social developments in the Soviet Union. So long as the centralist political powers continue to exercise a significant or, in some countries, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's contract owners.
  The Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Portfolio converts assets from one currency to another. Further, the Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations.
  The Portfolio may buy and sell index futures contracts with respect to any non-U.S. stock index. The Portfolio may invest in index futures contracts for hedging purposes only and not for speculation. A Portfolio may engage in such transactions only to the extent that the total contract value of the futures contracts do not exceed 5% of the Portfolio's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the ability of Templeton Counsel to predict correctly movements in the direction of the stock markets. No assurance can be given that Templeton Counsel's judgment in this respect will be correct.
  A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. During or in anticipation of a period of market appreciation, the Portfolio may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which the Portfolio proposes to purchase increase in value in correlation with the stock index contracts, the purchase of futures contracts on that index would result in gains to the Portfolio which could be offset against rising prices of such common stock. During or in anticipation of a period of market decline, the Portfolio may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that a portfolio of securities decreases in value in relation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.
  A purchase or sale of a futures contract may result in losses in excess of the amount invested. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
  There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures position, and it would remain obligated to meet margin requirements until the position is closed. The Portfolio intends to purchase or sell futures only on exchanges or boards of trade where

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
there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
  Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the Portfolio for hedging purposes also depends upon Templeton Counsel's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.
  Warrants with cash extractions are permitted and may be used as investment alternatives to equity shares. A warrant with a cash extraction consists of one warrant and cash with a current value that closely approximates the current value of an equivalent number of shares that would be delivered if the warrant were exercised. These investment instruments may (1) provide attractive cash yields and (2) minimize capital loss risk. Alternatively, perfect replication of underlying share price movements may be hindered by warrant premiums which occur because shorter-term investors value the leveraging power of naked warrants.
Given these circumstances, capital gains potential of warrants with cash extractions may be less than that of underlying shares.
  The International Stock Portfolio has authority to deal in forward foreign exchange contracts between currencies of the different countries in which the Portfolio will invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Portfolio's dealings in forward foreign exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of the Portfolio, or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign exchange contracts with respect to portfolio security positions denominated or quoted in such foreign currency. The Portfolio will not engage in naked forward foreign exchange contracts.
  In addition, when Templeton Counsel believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.
  If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

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SMALL COMPANY                                                                  -
PORTFOLIO
           The investment objective of the Small Company Portfolio is to seek the long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common and preferred stocks issued by small companies, defined in terms of either

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
market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Dividend income will be incidental to the investment objective for this Portfolio.
  Under normal circumstances, at least 65% of the Small Company Portfolio's assets will be invested in small companies. Such companies may encompass well-known and established companies as well as newer and relatively unknown companies. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.
  Market capitalization is the term which refers to the total market value of a company's outstanding shares of common stock. Application of the market capitalization or gross revenue tests will be made only at the time that the Portfolio's initial position in the company is taken. Thus, for purposes of the 65% test any company deemed to be a small company at the time of the Portfolio's initial position therein will be treated as a small company, regardless of subsequent developments, so long as the Portfolio maintains a position in the company.
  Small companies may be in a relatively early stage of development or may produce goods and services which have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product-line expertise that may result in an enhanced entrepreneurial spirit and greater focus which allow such firms to be successful. Management believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger more established entities. However, small companies frequently retain a large part of their earnings for research, development and investment in capital assets, so that the prospects for immediate dividend income are limited.
  Investments in small companies involve greater risks than equity securities generally due to their small size and the fact that they may have limited product lines, less access to the financial market for additional corporate financings or less management depth. In addition, many of the securities of these firms trade less frequently and in lower volumes than do securities issued by larger firms. The result is that the short-term volatility of the prices of those securities is greater than the prices of larger, more established companies which are more widely held in the market. The securities of small companies may also be more sensitive to market changes generally than the securities of large companies.
  While historically securities issued by smaller capitalization companies have produced better market results than the securities of larger issuers, there is no assurance that they will continue to do so or that the Portfolio will invest specifically in those companies which produce those results. Because of the risks involved, the Small Company Portfolio is not intended as a complete investment program.
  From time to time, the Portfolio will also invest a portion of its assets in stocks with larger market capitalization whose long-term appreciation potential is believed by the adviser to be well above average.
  The Portfolio may invest up to 10% of the value of its total assets in securities of foreign issuers which are not publicly traded in the United States. (Securities of foreign issuers which are publicly traded in the United States, usually in the form of sponsored American Depositary Receipts ("ADRs"), are not subject to this 10% limitation.) See the discussion of foreign securities and ADRs, and the risks of investing therein, under the caption "Growth Portfolio" above.
  The Portfolio will typically maintain a fully invested position, but when economic conditions or general levels of common stock prices are such that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, the Portfolio may temporarily take a defensive position by investing a substantial portion of its assets in bonds, notes or other evidences of indebtedness, including United States Government securities, or may hold its assets in cash. Those investments may, or may not, be convertible into stock. The Portfolio may also temporarily hold its assets in cash or money market instruments pending investment in accordance with its policies.

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VALUE STOCK                                                                    -
PORTFOLIO
           The objective of the Value Stock Portfolio is to seek the long-term accumulation of capital. In pursuit of this objective, the Value Stock Portfolio will follow a policy of investing primarily in the equity securities of companies which, in the opinion of the adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. As it is anticipated that the Portfolio will consist in large part of dividend-paying common stocks, the production of income will be a secondary objective of the Portfolio.
  The Portfolio will primarily purchase securities of companies that could be described as follows: (a) companies whose securities are selling at low market valuations of assets relative to the securities markets in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns; (b) companies whose securities MIMLIC Management believes are undervalued in relation to their potential for growth in earnings and book value; or (c) companies which have recently changed management or control and have the potential to achieve sharply improved earnings. MIMLIC Management may give emphasis on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.
  Tests applied by the adviser to measure the value of securities will include their price/earnings ratio, price/book ratio, price to cash flow ratio and yield. A price/earnings ratio is the price of a share of stock divided by its earnings per share and it is a measure of the market price of the security relative to its earnings per share. A price/book ratio is the price of a share of stock divided by its book value per share and it is a measure of the market price of the security relative to its book value per share. A price to cash flow ratio is the price of a share of stock divided by the firm's net income after taxes, plus depreciation and other non-cash expenses, expressed on a per share basis. Yield is the annual dividend of a share of stock divided by its market price. Stocks will be selected by the adviser using statistical measures of relative value. Returns on such stocks are likely to be influenced by the recognition of their undervaluation by other investors and the market. Under most circumstances, if MIMLIC Management determines that a stock has reached an over-valued position, it may be sold and replaced by securities which are deemed to be undervalued in the marketplace.
  The Portfolio's investments will typically be characterized by the purchase of securities with lower price to earnings ratios, lower price to cash flow ratios and/or price to book value ratios relative to the equity markets in general. This approach may be considered to differ from a growth approach which would consider the purchase of securities with an anticipated above-average earnings growth potential over time. This distinction between these two approaches to equity investing is important because historically there are periods in which either growth or value investing may be successful approaches to total return in the equity markets.
  The Portfolio may invest up to 10% of the value of its total assets in securities of foreign issuers which are not publicly traded in the United States. (Securities of foreign issuers which are publicly traded in the United States, usually in the form of sponsored American Depositary Receipts ("ADRs"), are not subject to this 10% limitation.) See the discussion of foreign securities and ADRs, and the risks of investing therein, under the caption "Growth Portfolio" above.
  The Value Stock Portfolio will ordinarily invest at least 65% of the value of its total assets in common stocks with the characteristics described above. The balance of its assets may be invested in other equity securities or U.S. Government securities or may be held in cash or cash equivalents. However, the Portfolio may temporarily take a defensive position by investing a substantial portion of its assets in bonds, notes or other evidences of indebtedness, including United States Government securities, or may hold its assets in cash. Those investments may, or may not, be convertible into stock. The Portfolio may also temporarily hold its assets in cash or money market instruments pending investments in accordance with its policies.
  The Portfolio will invest primarily in stocks, but it also has the ability to purchase securities, including debt obligations, convertible into common stock and which may produce capital appreciation. Securities that meet the criteria of the Portfolio may not be popular during certain market cycles. Securities held by the Portfolio may experience less volatile price changes during certain market rallies or market downturns than the fluctuations in the market generally as evidenced by common stock indices.
  The Portfolio may invest  in debt or  preferred equity securities  convertible
into   or  exchangeable   for  equity   securities.  Traditionally,  convertible
securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The total return and yield of lower quality (high yield/high risk) convertible bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. The Portfolio will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's, are of equivalent investment quality as determined by MIMLIC Management. Debt securities rated below the four highest categories (i.e., below BBB) are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. Bonds rated below BBB are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. As an operating policy, the Portfolio will not purchase a non-investment grade convertible debt security if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities. See Appendix I in the Statement of Additional Information for a description of the ratings used by S&P and Moody's.
  The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Portfolio's net asset value. Although they may offer higher yields than do higher rated securities, low rated (i.e., below BBB) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolio's shares.
  Adverse   publicity  and  investor  perceptions,   whether  or  not  based  on
fundamental analysis, may decrease  the values and liquidity  of low rated  debt
securities,   especially   in  a   thinly   traded  market.   Analysis   of  the
creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher rated securities.
  Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Portfolio may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.
  After purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio, but MIMLIC Management will consider such event in the determination of whether the Portfolio should continue to hold the security.

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MATURING GOVERNMENT                                                            -
BOND PORTFOLIOS
                 The investment objective of each of the Maturing Government Bond Portfolios is to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. In pursuit of this objective each of the Maturing Government Bond Portfolios seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future through investment in a portfolio composed primarily of zero coupon securities. These are securities that pay no cash income and are sold at a discount from their par value at maturity.
  Each Maturing Government Bond Portfolio will invest in a portfolio of securities consisting of: (a) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons; and (b) receipts and certificates for stripped debt obligations and stripped coupons, including U.S. Government trust certificates (collectively "Stripped Treasury Securities"). These Stripped Treasury Securities are not anticipated to be in excess of 55% of the assets of each Portfolio.

  Each Maturing Government Bond Portfolio will also purchase other zero coupon securities issued by the U.S. Government and its agencies and instrumentalities, by Trusts where the payment of principal and interest to the Trust are guaranteed by the United States, and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities"). In addition, the Maturing Government Bond Portfolios will also purchase zero coupon securities issued in the United States issued by domestic corporations which consist of corporate debt obligations without interest coupons and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities"). Stripped Treasury Securities, Stripped Government Securities and Stripped Corporate Securities are referred to collectively herein as "Stripped Securities."
  Each Maturing Government Bond Portfolio will mature on a specified target date. The current Target Dates, as that term is defined herein, are in September in the years 1998, 2002, 2006 and 2010.
  Under normal circumstances, each Maturing Government Bond Portfolio will invest at least 65% of its net assets in Stripped Treasury Securities and Stripped Government Securities. To pay expenses and to provide funds with which to meet redemption requests, the Maturing Government Bond Portfolios may purchase interest bearing U.S. Government securities and other money market instruments. The Portfolios may enter into repurchase agreements with respect to securities in which they are permitted to invest.
  If the assets of a Maturing Government Bond Portfolio do not exceed $1 million, up to 100% of its net assets may be invested in short-term, interest-paying U.S. Government obligations and repurchase agreements with respect to such securities. To provide income for expenses, redemption payment, and cash dividends, up to 20% of each Maturing Government Bond Portfolio assets may be invested in interest-paying U.S. Government securities and repurchase agreements with respect to such securities.
  When held to maturity, the entire return on zero coupon securities, which consists of the amortization of discount, comes from the difference between their purchase price and their maturity value. This difference is known at the time of purchase, so persons holding a portfolio composed entirely of zero coupon securities, with no expenses until maturity, would know the amount of their investment return at the time of their initial payment. While these Portfolios will have additional holdings, including cash, which will affect performance, they will describe an anticipated yield to maturity from time to time. In order to obtain this return, contract owners electing to have payments allocated to a Maturing Government Bond Portfolio should plan to maintain their investment until the maturity of that Maturing Government Bond Portfolio.
  While many factors may affect the yield to maturity of each of the Portfolios, one such factor which may operate to the detriment of those contract owners holding interests in such Portfolio until maturity, is the ability of other contract owners to purchase or redeem shares on any business day.
  Because each Maturing Government Bond Portfolio will be primarily invested in zero coupon securities, contract owners whose purchase payments are invested in shares held to maturity, including those obtained through reinvestment of dividends and distributions, will experience a return consisting primarily of the amortization of discount on the underlying securities in the Maturing Government Bond Portfolio. However, the net asset value of the Portfolio's shares will increase or decrease with the daily changes in the market value of that Maturing Government Bond Portfolio's investments which will tend to vary inversely with changes in prevailing interest rates. If shares of a Maturing Government Bond Portfolio are redeemed prior to the maturity date of that Maturing Government Bond Portfolio, a contract owner may experience a significantly different investment return than was anticipated at the time of purchase.
  The Maturing Government Bond Portfolios will also seek to minimize reinvestment risk. Reinvestment risk arises from the uncertainty as to the total return which will be realized from conventional interest-paying bonds due to the fact that periodic interest, received in cash, will be reinvested in the future at interest rates unknown at the time of the original purchase. With zero coupon securities, however, there are no cash distributions to reinvest, so an owner of such a security would bear no reinvestment risk if a zero coupon security was held to maturity. Since each Maturing Government Bond Portfolio will not be invested entirely in zero coupon securities maturing on the Target Date, there will be some reinvestment risk.
  Stripped Securities investments, like other investments in debt securities, are subject to certain risks, including credit and market risks. Credit risk is the function of the ability of an issuer of a security to maintain timely interest payments and to pay the principal of a security upon maturity. Securities purchased by the Maturing Government Bond Portfolios will be rated at least single A or better by nationally recognized statistical rating agencies. Securities rated single A are regarded as having an adequate capacity to pay principal and interest, but with greater vulnerability to adverse economic conditions and some speculative characteristics. The Maturing Government Bond Portfolios will also attempt to minimize the impact of individual credit risks by diversifying their portfolio investments.
  Market risk is the risk of the price fluctuation of a security due primarily to market interest rates prevailing generally in the economy. Market risk may also include elements which take into account the underlying credit rating of an issuer, the maturity length of a security, a security's yield, and general economic and interest rate conditions. Stripped Securities do not make any periodic payments of interest prior to maturity and the stripping of the securities causes the Stripped Securities to be offered at a discount from their face amounts. The market value of Stripped Securities and, therefore the net asset value of the shares of the Maturing Government Bond Portfolios, will fluctuate, perhaps markedly, with changes in interest rates and other factors and may be subject to greater fluctuations in response to changing interest rates than would a fund of securities consisting of debt obligations of comparable coupon bearing maturities. The amount of fluctuation increases with longer maturities.
  Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities. Contract owners can expect more appreciation of the net asset value of a Maturing Government Bond
Portfolio's shares during periods of declining interest rates than from interest-paying securities of similar maturity. Conversely, when interest rates rise, the net asset value of a Maturing Government Bond Portfolio's shares will normally decline more in price than interest-paying securities of a similar maturity. Price fluctuations are expected to be greatest in the longer-maturity Portfolios and are expected to diminish as a Maturing Government Bond Portfolio approaches its Target Date. These fluctuations may make the Maturing Government Bond Portfolios an inappropriate selection as a basis for variable annuity payments. Interest rates can change suddenly and unpredictably.
  When held to maturity, the return on zero coupon securities consists entirely of the difference between the maturity value and the purchase price of securities held in the Portfolio. While this difference allows investors to measure initial investment return, it also must be considered in light of changing economic conditions. Inflationary risk, that is the risk attendant to holding fixed-rate investments during a period of generally upward changing price levels in the economy, must be considered in selecting a Maturing Government Bond Portfolio as an investment choice or in selecting a particular Maturing Government Bond Portfolio.
  The Fund currently offers four separate Maturing Government Bond Portfolios, each maturing on the third Friday of September of the specific maturity year (the "Target Date"). On each Portfolio's Target Date, the Portfolio will be converted to cash and reinvested in another of the Fund's Portfolios at the direction of the contract owner. If the contract owner does not complete an instruction form directing what should be done with liquidation proceeds, the proceeds will be automatically invested in the Money Market Portfolio and the contract owner will be notified of that allocation.
  The investment adviser of the Portfolios will attempt to maintain the average maturity of each Maturing Government Bond Portfolio within twelve months of that Portfolio's Target Date. A Portfolio of securities consisting entirely of zero coupon securities maturing on the Target Date with no cash or interest bearing securities will have a maturity and duration which are equal.
  Duration is the measure of the length of an investment and its price volatility which takes into account, through present value analysis, the timing and amount of any interest payments as well as the amount of the principal repayment thus measuring volatility or price fluctuation. Duration is commonly used by professional investment managers to help identify and control reinvestment risk. Since each Maturing Government Bond Portfolio will not be invested entirely in zero coupon securities maturing on the Target Date, there will be some reinvestment risk. By balancing investments with slightly longer and shorter durations, the investment adviser believes it can, under normal circumstances, maintain a Maturing Government Bond Portfolio's average duration within twelve months of the Maturing Government Bond Portfolio's Target Date and thereby reduce its reinvestment risk.
  Under federal income tax laws, a portion of the difference between the purchase price of the zero coupon securities and their face value ("original issue discount") is considered to be income to the Maturing Government Bond Portfolios each year, even though such Portfolios will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of the Maturing Government Bond Portfolios which must be "distributed" to the insurance company shareholder each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, a Maturing Government Bond Portfolio may have to generate the required cash from interest earned on non-zero coupon securities or possibly from the disposition of zero coupon securities.
  The Maturing Government Bond Portfolios may not be appropriate for contract owners who do not plan to have their premiums invested in shares of a Maturing Government Bond Portfolio for a long term or until its maturity.

--------------------------------------------------------------------------------

SMALL COMPANY VALUE                                                            -

PORTFOLIO

           The investment objective of the Small Company Value Portfolio is the long-term accumulation of capital. In pursuit of this objective, the Small Company Value Portfolio will follow a policy of investing primarily in the equity securities of small companies, defined in terms of either market capitalization or gross revenues, which, in the opinion of the Adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. Dividend income will be incidental to the investment objective for this Portfolio. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. The investment objective may not be changed without the approval of a majority of the outstanding shares of the Portfolio.


  The Small Company Value Portfolio will primarily purchase securities which, at the time of purchase, are issued by "small companies" and are considered by MIMLIC Management to be "value" securities. Small companies are those which have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion (see "Small Companies" below). Value securities are issued by companies which could be described as follows: (a) companies whose securities MIMLIC Management believes are selling at low market valuations relative to the securities markets in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns; (b) companies whose securities MIMLIC Management believes are undervalued in relation to their potential for improved operating performance and financial strength; or (c) companies which have recently changed management or control and whose securities, in the judgment of MIMLIC Management, are therefore undervalued in relation to their potential to achieve sharply improved operating performance. Securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market may also be considered by MIMLIC Management to be value securities (see, "Value Securities" below).


  The Small Company Value Portfolio will ordinarily invest at least 65% of the value of its total assets in common stocks with the characteristics described above. The balance of its assets may be invested in other equity securities, including stocks with larger market capitalization whose long-term appreciation potential is believed by MIMLIC Management to be well above average, debt obligations convertible into common stock and which may produce capital appreciation, other corporate debt obligations, U.S. Government securities, cash or cash equivalents. However, the Small Company Value Portfolio may temporarily take a defensive position by investing a substantial portion of its assets in bonds, notes or other evidences of indebtedness, including U.S. Government securities and corporate debt securities, provided that such debt securities (excluding debt securities convertible into common stock as described below) are rated BBB or Baa or higher by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"), respectively, or may hold its assets in cash. The Small Company Value Portfolio may also temporarily hold its assets in cash or money market instruments pending investments in accordance with its policies.


  VALUE SECURITIES. Tests applied by MIMLIC Management to measure the value of securities will include their price/earnings ratio, price/book ratio, price to cash flow ratio and yield. A price/earnings ratio is the price of a share of stock divided by its earnings per share and it is a measure of the market price of the security relative to its earnings per share. A price/book ratio is the price of a share of stock divided by its book value per share and it is a measure of the market price of the security relative to its book value per share. Book value per share is generally equal to assets less liabilities divided by the total number of outstanding shares (i.e., the "net worth" per share). A price to cash flow ratio is the price of a share of stock divided by the firm's net income after taxes, plus depreciation and other non-cash expenses, expressed on a per share basis. Yield is the annual dividend of a share of stock divided by its market price. Stocks will be selected by MIMLIC Management using statistical measures of relative value. Returns on such stocks are likely to be influenced by the recognition of their undervaluation by other investors and the market. Under most circumstances, if MIMLIC Management determines that a stock has reached an over-valued position, it may be sold and replaced by securities which are deemed to be undervalued in the marketplace.


  The Small Company Value Portfolio's investments in value securities will typically be characterized by the purchase of securities with lower price to normalized earnings ratios ("normalized earnings" are average earnings under average business conditions), lower price to cash flow ratios and/or price to book value ratios relative to the equity markets in general. This value approach to investing may be considered to differ from a growth approach which would consider the purchase of securities with an anticipated above-average earnings growth potential over time. This distinction between these two approaches to equity investing is important because historically there are periods in which either growth or value investing may be successful approaches to total return in the equity markets. Securities that meet the criteria of the Small Company Value Portfolio may not be popular during certain market cycles.


  SMALL COMPANIES. Companies characterized as "small" companies may encompass well-known and established companies as well as newer and relatively unknown companies, and will have, at the time of purchase, a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.


  Market capitalization is the term which refers to the total market value of a company's outstanding shares of common stock. Application of the market capitalization or gross revenue tests will be made only at the time that the Portfolio's initial position in the company is taken. Thus, for purposes of the 65% test, any company deemed to be a small company at the time of the Portfolio's initial position therein will be treated as a small company, regardless of subsequent developments, so long as the Portfolio maintains a position in the company.


  Small companies may be in a relatively early stage of development or may produce goods and services which have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product-line expertise that may result in an enhanced entrepreneurial spirit and greater focus which allow such firms to be successful. MIMLIC Management believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger more established entities. However, small companies frequently retain a large part of their earnings for research, development and investment in capital assets, so that the prospects for immediate dividend income are limited.


  While historically securities issued by small capitalization companies have produced better market results than the securities of larger issuers, there is no assurance that they will continue to do so or that the Portfolio will invest specifically in those companies which produce those results. Because of the risks involved, Small Company Value Portfolio is not intended as a complete investment program. See "Risks Of Investing In The Portfolio," below, for further information about risks associated with investments in small companies.


  CONVERTIBLE SECURITIES. The Portfolio may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The total return and yield of lower quality (high yield/high risk) convertible bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. The Portfolio will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P or Moody's, are of equivalent investment quality as determined by the Adviser. Debt securities rated below the four highest categories (i.e., below BBB) are not considered "investment grade" obligations and are commonly called "junk bonds." These securities in fact have speculative characteristics and present more credit risk than investment grade obligations. Bonds rated below BBB are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. (See "Debt Securities," below, for a description of the risks associated with debt securities rated below investment grade.) As an operating policy, the Portfolio will not purchase a non-investment grade convertible debt security if immediately after such purchase the Portfolio would have more than 10% of its total assets invested in such securities. See the Appendix for a description of the ratings used by S&P and Moody's.


  DEBT SECURITIES. The Portfolio may invest in non-convertible debt securities rated BBB or Baa or higher by S&P or Moody's, respectively. In addition, the Portfolio may invest in debt securities convertible into common stock which are rated lower than BBB or Baa (see "Convertible Securities" above). The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Portfolio's net asset value. Although they may offer higher yields than do higher rated securities, low rated (i.e., below BBB) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolio's shares.


  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher rated securities.


  Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Portfolio may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.


  After purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio, but the Adviser will consider such event in the determination of whether the Portfolio should continue to hold the security.


  OPTIONS. The Portfolio may write covered call options which are traded on national securities exchanges with respect to common stocks in its portfolio ("covered options") in an attempt to earn additional current income on its portfolio or to guard against an expected decline in the price of a security. By writing a covered call option, the Portfolio gives the purchaser of the option the right to buy the underlying security at the price specified in the option. The Portfolio realizes income from the sale of the option, but foregoes the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. The Portfolio does not write call options in an aggregate amount greater than 15% of its net assets. See "Investment Restrictions," below. The Portfolio purchases call options only to close out a position, and will neither write nor purchase put options. The use of options contracts involves additional risk of loss to the Portfolio, including the risk that the Portfolio may incur a loss because the prices of the underlying securities do not move as anticipated. See the Statement of Additional Information for a more detailed discussion of options and the risks associated therewith.


  LOANS OF PORTFOLIO SECURITIES. For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities amounting to not more than 20% of its total assets. Securities loans are made to broker-dealers or financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of cash or securities issued or guaranteed by the United States

Government, its agencies or instrumentalities. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business days' notice. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Portfolio's investment adviser to be of good standing and to have sufficient financial responsibility, and will not be made unless, in the judgment of the Portfolio's investment adviser, the consideration to be earned from such loans would justify the risk. The creditworthiness of entities to which the Portfolio makes loans of portfolio securities is monitored by the Portfolio's investment adviser throughout the term of each loan.


  WARRANTS. The Portfolio may invest in warrants; however, not more than 5% of its assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of the Portfolio assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


  ILLIQUID SECURITIES AND RULE 144A PAPER. The Portfolio is permitted to invest up to 10% of its net assets in securities or other assets which are illiquid. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act.


  The SEC has acknowledged, however, that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Adviser and the Portfolio believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Portfolio may invest without limitation in these forms of restricted securities if such securities are deemed by the Adviser to be liquid in accordance with standards established by the Board of Directors of the Fund. Under these guidelines, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in such restricted securities could have the effect of increasing the level of the
Portfolio's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.


  FOREIGN SECURITIES. The Portfolio may also invest up to 10% of the market value of the Portfolio's total assets in securities of foreign issuers which are not publicly traded in the United States. (Securities of foreign issuers which are publicly traded in the United States, usually in the form of sponsored American Depository Receipts, are not subject to this 10% limitation.) Investing in securities of foreign issuers may result in greater risk than that incurred in investing in securities of domestic issuers. There is a possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Also, some countries may withhold portions of interest, dividends and gains at the source. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories.


  An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depository and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depository. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depository. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.


  REPURCHASE AGREEMENTS. The Portfolio may also enter into repurchase agreements. Repurchase agreements are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, if permitted by law or regulation and if the Board of Directors of the Portfolio has evaluated its creditworthiness through adoption of standards of review or otherwise, a securities dealer) to repurchase the security at an agreed upon price and date. The creditworthiness of entities with whom the Portfolio enters into repurchase agreements is monitored by the Portfolio's investment adviser throughout the term of the repurchase agreement. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash. The Portfolio's custodian, or a duly appointed subcustodian, holds the securities underlying any repurchase agreement in a segregated account or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement is determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Portfolio promptly receives additional collateral, so that the total collateral is in an amount at least equal to the repurchase price plus accrued interest. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


  Equity securities, in which the Portfolio will be primarily invested, are more volatile than debt securities and involve greater investment risk. The Portfolio is dependent on the Adviser's judgment as to general economic and market policies and trends in investment yields, as well as its judgment as to the composition of the Portfolio.


  Investments in small companies, such as those made by the Small Company Value Portfolio, involve greater risks than equity securities generally due to their small size and the fact that they may have limited product lines, less access to the financial market for additional corporate financings or less management depth. In addition, many of the securities of these firms trade less frequently and in lower volumes than do securities issued by larger firms. The result is that the short-term volatility of the prices of those securities is greater than the prices of larger, more established companies which are more widely held in the market. The securities of small companies may also be more sensitive to market changes generally than the securities of large companies.


  Some  of  the investment  policies  which the  Portfolio  may employ,  such as investing in options, repurchase agreements, and illiquid and foreign securities, involve special risks not associated with more traditional investment instruments and policies. Loans of portfolio securities, for example, involve risks of possible delay in receiving additional collateral or in the recovery of the loaned securities, or possible loss of rights in the collateral should the borrower fail financially. The use of options may, in the case of a sale of a covered call option, result in a loss to the Portfolio as a result of the foregone increase in value of the underlying security. The Portfolio will purchase a covered call option only to close out an option which the Portfolio has written and, in such circumstances, may also experience a loss if the amount paid to purchase the call option is greater than the premium received for writing the option being closed out. Illiquid securities include certain types of restricted securities, which may be sold only in a privately negotiated transaction or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Because of such restrictions, the Portfolio may not be able to dispose of a block of restricted securities for a substantial period of time or at prices as favorable as those prevailing in the open market should like securities of an unrestricted class of the same issuer be freely traded. The Portfolio may be required to bear the expenses of registration of such restricted securities.


--------------------------------------------------------------------------------

GLOBAL BOND                                                                    -

PORTFOLIO

           The investment objective of the Global Bond Portfolio is to maximize total return, consistent with preservation of capital and prudent investment management. The Portfolio will attempt to achieve its investment objective by investing primarily in debt securities issued by issuers located anywhere in the world.


  Total investment return is the combination of income and capital appreciation. There will be an emphasis on income in selecting securities for the Portfolio, but Voyageur Managers and Lazard London also consider the potential for changes in value resulting from changes in currency relationships, interest rates, individual issuers' credit standing and other factors. The Portfolio seeks to maintain an average Portfolio duration ranging from three to eight years.


  Foreign debt securities in which the Portfolio may invest include: (a) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (b) debt securities issued or guaranteed by supranational organizations established or supported by several national governments; (c) Brady Bonds; and (d) non-government foreign debt securities. U.S. debt obligations in which the Portfolio may invest include U.S. Government Securities, including mortgage-related securities, privately issued mortgage-related securities, asset-backed securities and corporate debt securities. The Portfolio may also invest in American Depository Receipts and European Depository Receipts and in foreign index linked securities. The Portfolio may also invest in Global Depository Receipts and Global Depository Shares which are typically issued in bearer form and are designed for use in European and other international securities markets.


  The Portfolio will invest primarily in investment grade debt securities (securities rated at least Baa by Moody's or BBB by S&P or, if unrated, of comparable quality as determined by the responsible Sub-Adviser). Securities rated Baa by Moody's or BBB by S&P are considered medium-grade obligations and may have speculative characteristics. However, the Portfolio may invest up to 10% of its net asset in debt securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the responsible Sub-Adviser to be of comparable quality). Such securities are sometimes referred to as "high yield" or "junk" bonds.


  Lazard London will actively manage the allocation of the Portfolio's investments among countries, geographic regions and currency denominations in an attempt to achieve the Portfolio's objective. In allocating the Portfolio's assets among various markets, Lazard London will consider such factors as the relative yields and anticipated direction of interest rates in particular markets, the level of inflation, liquidity and financial soundness of each country or market, the general market and economic conditions existing in each country or market, and the relationship of currencies of various countries to the U.S. dollar and to each other. In its evaluations, Lazard London will utilize its internal financial, economic, and credit analysis resources as well as information obtained from other sources. The Portfolio's share price and yield will fluctuate due to the movement of foreign currencies against the U.S. dollar and changes in world wide interest rates and fixed-income markets. By actively managing the Portfolio and using currency hedging techniques, however, Lazard London will attempt to reduce the risks.


  The Global Bond Portfolio may invest in securities issued anywhere in the world, including the United States. Under normal conditions, the Portfolio will be invested in at least three different countries, one of which may be the United States. Subject to the requirement that the Global Bond Portfolio may not invest 25% or more of its total assets in obligations issued by the government of any one country (other than the United States), there is no limit on the amount the Portfolio may invest in any one country, or in securities denominated in the currency of any one country, to take advantage of what Voyageur Managers and Lazard London believe to be favorable yields, currency exchange conditions or total investment return potential. Depending on the current opinion of Lazard London as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Portfolio's assets.


  The Portfolio may invest in securities denominated in the currencies of countries that Voyageur Managers and Lazard London consider to have stable governments and in debt securities denominated in multi-national currency units, such as the European Currency Unit ("ECU"). The ECU is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. Securities of issuers within a given country may be denominated in the currency of another country.


  The Global Bond Portfolio may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which the Portfolio owns or anticipates purchasing due to anticipated changes in interest rates when those futures options are traded on a United States exchange or board of trade. The Portfolio may invest in instruments that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("Foreign Index Linked Securities") only up to 10% of its total assets. The Portfolio also may engage in foreign currency exchange transactions by means of buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Global Bond Portfolio also may enter into foreign currency forward contracts and buy or sell foreign currencies or foreign currency options for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that provided that desired return. The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets. In addition, the Portfolio may purchase and sell securities on a when-issued or delayed-delivery basis and enter into forward commitments to purchase securities, lend its securities to brokers, dealers and other financial institutions to earn income, and enter into reverse repurchase agreements as a means of borrowing money for investment purposes.


  No more than 5% of the Portfolio's assets will be invested in ADRs sponsored by persons other than the underlying issuers. Issuers of the stock of such unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. As an additional restriction, the Portfolio will not concentrate more than 25% of the value of its assets in securities of a single supranational organization.


  Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities. For further information regarding investing in foreign securities, hedging techniques and the risks and characteristics of the various techniques employed in the management of this Portfolio see Appendix C of this prospectus and the Statement of Additional Information.

--------------------------------------------------------------------------------
INVESTMENT
RESTRICTIONS
------------------------------------

                   The Fund is subject to  a number of restrictions in  pursuing its investment objectives and policies. The following is a brief summary of certain restrictions. Some of these restrictions are subject to exceptions not stated here. Those exceptions and a complete list of the investment restrictions applicable to the individual Portfolios and to the Fund are set forth in the Statement of Additional Information.
  Except for the restrictions specifically identified as fundamental, all investment restrictions described in this Prospectus and in the Statement of Additional Information are not fundamental, so that the Board of Directors may change them without shareholder approval. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities.
  Fundamental policies applicable to all Portfolios include prohibitions on: (1) investing more than 25% of the total assets of any Portfolio in the securities of issuers conducting their principal business activity in the same industry (with exceptions for United States Government securities and certain money market instruments and, in the Mortgage Securities Portfolio, for investments in the mortgage and mortgage-finance industry), (2) borrowing money, except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the Portfolio at the time the borrowing is made (for purposes of this restriction, "borrowing" shall not include reverse repurchase agreements), (3) investing more than 5% of the value of a Portfolio's total assets in the securities of any one issuer (excluding United States Government securities and bank obligations) or investing in more than 10% of the voting securities of any one issuer except that up to 25% of the value of each Portfolio's total assets may be invested without regard to the restrictions of this clause (3), (4) making short sales, except that each Portfolio may make short sales "against the box" in amounts not in excess of 10% of such
Portfolio's total assets in certain unusual and defensive situations, and (5) entering into reverse repurchase agreements if such investments taken together with borrowings represented by senior securities exceed 33 1/3% of a Portfolio's total assets less liabilities other than obligations under such borrowings and reverse repurchase agreements. At the time the Fund enters into a reverse repurchase agreement, cash, U.S. Government securities or other liquid high-grade debt obligations having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation.
  Restrictions that apply to all Portfolios and that are not fundamental include prohibitions on: (1) knowingly investing more than 15% of the value of the net assets of any Portfolio (except the Money Market Portfolio, in which the limitation shall be 10%) in "illiquid" securities (including repurchase agreements maturing in more than seven days), (2) pledging, hypothecating, mortgaging or transferring more than 10% of the total assets of any Portfolio as security for indebtedness, and (3) purchasing securities of other investment companies having a value in excess of 5% of a Portfolio's total assets, other than in connection with a merger, consolidation or reorganization or if the purchase involves securities of closed-end investment companies and does not result in more than 10% of the value of a Portfolio's total assets to be invested in such securities.
  Each Portfolio may lend its securities so long as such loans do not represent in excess of 20% of a Portfolio's total assets. This is a fundamental policy. The procedure for lending securities is for the borrower to give the lending Portfolio collateral consisting of cash or cash equivalents. The lending Portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral. The Fund anticipates that securities will be loaned only under the following conditions: (1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities increase in value,
(2) the loan will be made in accordance with New York Stock Exchange Rules, which presently require the borrower, after notice, to redeliver the securities within five business days, (3) any cash collateral invested by a Portfolio will be in short-term investments which give maximum liquidity so that the collateral may be paid back to the borrower when the securities are returned, and (4) the Portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities. It is the intention of the investment adviser to structure agreements dealing with the lending of securities so that voting rights attached to those securities will be retained by the Fund. For the purposes of these restrictions, collateral arrangements with respect to options forward currency and futures transactions will not be deemed to involve a pledge of assets.

--------------------------------------------------------------------------------
THE FUND AND
ITS MANAGEMENT
------------------------------------

                        The  Fund   is  a   diversified,  open-end,   management
investment company incorporated under Minnesota law on February 21, 1985. The Fund is a series fund, which means that it has several different Portfolios. The business and affairs of the Fund are managed by its Board of Directors.
  A separate class of the Fund's capital stock, par value of $.01 per share, is issued for each Portfolio. A share of each class represents an undivided interest in the assets of the Portfolio attributable to that class, and a shareholder is entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains of each Portfolio or Portfolios in which shares are held.
  Shares of each Portfolio, including fractional shares, have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The sole shareholder of the Fund and its Portfolios, Minnesota Mutual (through certain of its separate accounts), will vote Fund shares allocated to its separate accounts in accordance with instructions received from contract owners. In the event no instructions are received from owners of the Contracts with respect to shares of a Portfolio held by a sub-account of a separate account of Minnesota Mutual, Minnesota Mutual will vote such shares in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received.

--------------------------------------------------------------------------------
INVESTMENT
ADVISER
------------------------------------

                        The Fund's investment adviser is MIMLIC Asset Management Company ("MIMLIC Management"). MIMLIC Management commenced its current business in January, 1984, and provides investment advisory services to the Fund and various private accounts. MIMLIC Management's wholly-owned subsidiary, Advantus Capital Management, Inc., provides investment advisory services to nine other mutual funds (Advantus Horizon Fund, Inc., Advantus Spectrum Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Money Market Fund, Inc., Advantus Bond Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., and MIMLIC Cash Fund, Inc.). MIMLIC Management's personnel also have experience in managing investments for The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") and its separate accounts. MIMLIC Management is a subsidiary of Minnesota Mutual which was organized in 1880 and has assets of more than $9.8 billion. Minnesota Mutual is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada and Puerto Rico. The executive offices of the Fund, MIMLIC Management, MIMLIC Sales, and Minnesota Mutual are located at the Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

  MIMLIC Management acts as an investment adviser to the Fund pursuant to the Advisory Agreement, the Supplementary Advisory Agreement, the Second Supplemental Investment Advisory Agreement and the Third Supplemental Investment Advisory Agreement, the Fourth Supplemental Investment Advisory Agreement and the Fifth Supplemental Investment Advisory Agreement. MIMLIC Management selects and reviews the Fund's investments, and provides executive and other personnel for the management of the Fund. The Fund's Board of Directors supervises the affairs of the Fund as conducted by MIMLIC Management. Each Portfolio of the Fund, except the Index 500, Capital Appreciation, International Stock, Small Company, Value Stock, Small Company Value, Global Bond and the Maturing Government Bond Portfolios, pays MIMLIC Management a fee equal to an annual rate of .50% of average daily net assets. The Index 500 Portfolio pays MIMLIC Management a fee equal to an annual rate of .40% of average daily net assets. The Capital Appreciation, Small Company, Value Stock, Small Company Value and Global Bond Portfolios each pay MIMLIC Management a fee equal to an annual rate of .75% of average daily net assets. International Stock Portfolio pays MIMLIC Management a fee equal to an annual rate of 1.00% on the first $10 million of average daily net assets, .90% on the next $15 million, .80% on the next $25 million, .75% on the next $50 million and .65% on the next $100 million and thereafter. The Maturing Government Bond Portfolios pay an advisory fee equal to an annual rate of .25% of average daily net assets, however, the Portfolio which matures in 1998 will pay a rate of .05% from its inception to April 30,

1998 and .25% thereafter and the Portfolio which matures in 2002 will pay a rate of .05% from its inception to April 30, 1998 and .25% thereafter of average daily net assets.

  From its advisory fee for the Capital Appreciation Portfolio, MIMLIC Management pays Winslow Management, effective May 1, 1996, a fee equal to .375% of all average daily net assets under its Investment Sub-Advisory Agreement. Prior to May 1, 1996, MIMLIC Management paid Winslow Management a portion of the advisory fee received from the Capital Appreciation Portfolio equal to .50% on the first $75 million of average daily net assets and .45% of all net assets in excess of $75 million for its services under its Investment Sub-Advisory Agreement. From its advisory fee for the International Stock Portfolio, MIMLIC Management pays Templeton Counsel a fee equal to .75% on the first $10 million of average daily net assets, .65% on the next $15 million, .55% on the next $25 million, .50% on the next $50 million and .40% on the next $100 million and thereafter for its services under its Investment Sub-Advisory Agreement. From its advisory fee for the Growth Portfolio, MIMLIC Management pays Voyageur Managers, effective October 1, 1996, a fee equal to .25% of that Portfolio's average daily net assets under its Investment Sub-Advisory Agreement. From its advisory fee for the Global Bond Portfolio, MIMLIC Management pays Voyageur Managers a fee equal to .50% of that Portfolio's average daily net assets under its Investment Sub-Advisory Agreement. In turn, Voyageur Managers will pay a fee equal to half that amount to its sub-adviser, Lazard London.


  The advisory fees paid by the Capital Appreciation, International Stock, Small Company, Value Stock, Small Company Value and Global Bond Portfolios are not higher than the advisory fees paid by many funds with similar investments and investment policies, but they are higher than that paid by most funds to their investment advisers. For these fees, MIMLIC Management acts as investment adviser and manager for the Fund, except as those duties have been delegated pursuant to the investment sub-advisory agreements with Winslow Management, Templeton Counsel, Voyageur Management and Lazard London. See "Investment Sub-Advisers," below. MIMLIC Management also provides executive and other personnel for the management of the Fund. MIMLIC Management also furnishes the Fund office space and all necessary office facilities and equipment and personnel for servicing the investments of the Fund. For each of the last three calendar years, the various Portfolios paid the following amounts as investment advisory fees:


                                   ADVISORY FEES PAID
PORTFOLIO                     1995        1994        1993
-------------------------------------------------------------
GROWTH                     $  905,136  $  678,415  $  555,256
BOND                          435,045     245,068     170,837
MONEY MARKET                  126,630      93,032      74,779
ASSET ALLOCATION            1,538,272   1,309,477   1,010,629
MORTGAGE SECURITIES           322,465     318,510     251,176
INDEX 500                     388,206     263,397     180,424
CAPITAL APPRECIATION        1,071,527     739,240     499,374
INTERNATIONAL STOCK           955,095     715,345     288,990
SMALL COMPANY                 552,670     226,241      33,308
VALUE STOCK                   141,207      25,425         N/A
MATURING GOVERNMENT
 BOND --
  1998 PORTFOLIO                2,184       1,179         N/A
  2002 PORTFOLIO                1,441         879         N/A
  2006 PORTFOLIO                5,450       3,149         N/A
  2010 PORTFOLIO                2,888       1,791         N/A

  The Fund pays all its costs and expenses which are not assumed by MIMLIC Management. These Fund expenses include, by way of example, but not by way of limitation, all expenses incurred in the operation of the Fund including, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not employees of MIMLIC Management or any of its affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, association membership dues, charges of custodians, auditing and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. MIMLIC Management shall bear all advertising and promotional expenses in connection with the distribution of the Fund's shares, including paying for the printing of Prospectuses and Statements of Additional Information for new shareholders, shareholder reports for new shareholders and the costs of sales literature. MIMLIC Management also bears all costs under its agreement with Wilshire Associates for the use by MIMLIC Management, in connection with the Index 500 Portfolio, of Wilshire Associates' proprietary index fund statistical sampling technique.
  The names and titles of the portfolio managers employed by MIMLIC Management who are primarily responsible for the day-to-day management of each of the Fund's Portfolios, other than the Index 500 Portfolio, the length of time employed in that position, and their other business experience during the past five years are set forth below:


                PORTFOLIO MANAGER    PRIMARY PORTFOLIO
PORTFOLIO           AND TITLE          MANAGER SINCE            BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------
GROWTH         JAMES C. KING         OCTOBER 1, 1996   VICE PRESIDENT AND SENIOR EQUITY PORTFOLIO MANAGER, VOYAGEUR
               SENIOR EQUITY                           FUND MANAGERS, INC.
               PORTFOLIO MANAGER,
               VOYAGEUR FUND
               MANAGERS, INC.
BOND           WAYNE R. SCHMIDT      MAY 1, 1991       INVESTMENT OFFICER OF MIMLIC MANAGEMENT; ASSISTANT TREASURER
               INVESTMENT OFFICER                      OF MIMLIC MANAGEMENT AND MINNESOTA MUTUAL PRIOR TO DECEMBER
               AND PORTFOLIO                           1989
               MANAGER
MONEY MARKET   WAYNE R. SCHMIDT      MAY 1, 1991       INVESTMENT OFFICER OF MIMLIC MANAGEMENT; ASSISTANT TREASURER
               INVESTMENT OFFICER                      OF MIMLIC MANAGEMENT AND MINNESOTA MUTUAL PRIOR TO DECEMBER
               AND PORTFOLIO                           1989
               MANAGER
ASSET          THOMAS A. GUNDERSON   JANUARY 1, 1989   INVESTMENT OFFICER OF MIMLIC MANAGEMENT
ALLOCATION     INVESTMENT OFFICER
               AND PORTFOLIO
               MANAGER
MORTGAGE       KENT R. WEBER         JANUARY 1, 1990   INVESTMENT OFFICER OF MIMLIC MANAGEMENT; ASSISTANT PORTFOLIO
SECURITIES     INVESTMENT OFFICER                      MANAGER OF MORTGAGE SECURITIES PRIOR TO 1990
               AND PORTFOLIO
               MANAGER
CAPITAL        CLARK WINSLOW         NOVEMBER 13, 1992 PRESIDENT, PORTFOLIO MANAGER AND DIRECTOR, WINSLOW CAPITAL
APPRECIATION   PRESIDENT, WINSLOW                      MANAGEMENT, INC.; SENIOR VICE PRESIDENT AND PORTFOLIO
               CAPITAL MANAGEMENT,                     MANAGER, ALLIANCE CAPITAL MANAGEMENT L.P.
               INC.
INTERNATIONAL  MARK S. JOSEPH        JUNE 20, 1996     VICE PRESIDENT, PORTFOLIO MANAGEMENT/RESEARCH, TEMPLETON
STOCK          VICE PRESIDENT,                         INVESTMENT COUNSEL, INC., SINCE 1993; PRIOR THERETO FROM MAY
               TEMPLETON INVESTMENT                    1990, VICE PRESIDENT, PACIFIC FINANCIAL RESEARCH, BEVERLY
               COUNSEL, INC.                           HILLS, CALIFORNIA
SMALL COMPANY  JAMES P. TATERA       APRIL 23, 1993    VICE PRESIDENT OF MIMLIC MANAGEMENT; SECOND VICE PRESIDENT
               VICE PRESIDENT AND                      OF MINNESOTA MUTUAL
               CHIEF EQUITY
               PORTFOLIO MANAGER
VALUE STOCK    MATTHEW D. FINN       APRIL 25, 1994    INVESTMENT OFFICER OF MIMLIC MANAGEMENT; OWNER, MANAGING
               INVESTMENT OFFICER                      DIRECTOR, UNIFIED CAPITAL MANAGEMENT, BLOOMFIELD HILLS,
               AND PORTFOLIO                           MICHIGAN, SEPTEMBER 1993 TO APRIL 1994; VICE PRESIDENT/
               MANAGER                                 PORTFOLIO MANAGER, ACORN ASSET MANAGEMENT, BLOOMFIELD HILLS,
                                                       MICHIGAN, FEBRUARY 1990 TO SEPTEMBER 1993
MATURING       KENT R. WEBER         APRIL 25, 1994    INVESTMENT OFFICER OF MIMLIC MANAGEMENT; ASSISTANT PORTFOLIO
GOVERNMENT     INVESTMENT OFFICER                      MANAGER OF MORTGAGE SECURITIES PRIOR TO 1990
BOND - 1998,   AND PORTFOLIO
2002, 2006     MANAGER
AND 2010
SMALL COMPANY  MATTHEW D. FINN       , 1997            INVESTMENT OFFICER OF MIMLIC MANAGEMENT; OWNER, MANAGING
VALUE          INVESTMENT OFFICER                      DIRECTOR, UNIFIED CAPITAL MANAGEMENT, BLOOMFIELD HILLS,
               AND PORTFOLIO                           MICHIGAN, SEPTEMBER 1993 TO APRIL 1994; VICE PRESIDENT/
               MANAGER                                 PORTFOLIO MANAGER, ACORN ASSET MANAGEMENT, BLOOMFIELD HILLS,
                                                       MICHIGAN, FEBRUARY 1990 TO SEPTEMBER 1993
GLOBAL BOND    JANE M. WYATT         , 1997            DIRECTOR AND CHIEF INVESTMENT OFFICER OF VOYAGEUR FUND
               CHIEF INVESTMENT                        MANAGERS, INC. SINCE 1993; DIRECTOR OF VOYAGEUR FUND
               OFFICER, VOYAGEUR                       DISTRIBUTORS, INC. SINCE 1993; EXECUTIVE VICE PRESIDENT AND
               FUND MANAGERS, INC.                     PORTFOLIO MANAGER OF VOYAGEUR FUND MANAGERS, INC. FROM 1992
                                                       TO 1993; VICE PRESIDENT AND PORTFOLIO MANAGER FROM 1989 TO
                                                       1992
               PATRICK C. SHINE      , 1997            DIRECTOR, LAZARD LONDON INTERNATIONAL INVESTMENT MANAGEMENT,
               DIRECTOR, LAZARD                        LIMITED SINCE MARCH 1993 AND DIRECTOR, LAZARD BROTHERS ASSET
               LONDON INTERNATIONAL                    MANAGEMENT SINCE JULY 1991
               INVESTMENT
               MANAGEMENT, LIMITED

  Subsequent to March 6, 1987, Minnesota Mutual has voluntarily agreed to absorb all fees and expenses that exceed .65% of average daily net assets for the Growth, Bond, Money Market, Asset Allocation, and Mortgage Securities Portfolios, .55% of average daily net assets for the Index 500 Portfolio, .90% of average daily net assets for the Capital Appreciation, Small Company, Value Stock and Small Company Value Portfolios, 1.25% of average daily net assets for the Global Bond Portfolio and expenses that exceed 1.00% for the International Stock Portfolio, other than the advisory fee which may not exceed 1.00%. In addition, Minnesota Mutual has voluntarily agreed to absorb all fees and expenses that exceed .40% of average daily net assets for each of the four Maturing Government Bond Portfolios; however, for the Portfolios which mature in 1998 and 2002, Minnesota Mutual has voluntarily agreed to absorb such fees and expenses which exceed .20% of average daily net assets from the Portfolio's inception to April 30, 1998 and which exceed .40% of average daily net assets thereafter. For each of the last three calendar years, the expenses voluntarily absorbed by Minnesota Mutual for the various Portfolios were as follows:


                                    EXPENSES VOLUNTARILY ABSORBED
PORTFOLIO                            1995       1994       1993
------------------------------------------------------------------
GROWTH                             $     -0-  $     -0-  $     -0-
BOND                                     -0-        -0-        -0-
MONEY MARKET                             -0-     13,734     23,714
ASSET ALLOCATION                         -0-        -0-        -0-
MORTGAGE SECURITIES                      -0-        -0-        -0-
INDEX 500                                -0-        -0-        -0-
CAPITAL APPRECIATION                     -0-        -0-        -0-
INTERNATIONAL STOCK                      -0-        -0-        -0-
SMALL COMPANY                            -0-      9,532     30,330
VALUE STOCK                           11,610     22,503        N/A
MATURING GOVERNMENT BOND --
  1998 PORTFOLIO                      22,794     21,714        N/A
  2002 PORTFOLIO                      24,709     23,298        N/A
  2006 PORTFOLIO                      25,199     24,803        N/A
  2010 PORTFOLIO                      26,308     25,888        N/A

  There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.
  Each Portfolio will bear all expenses that may be incurred with respect to its individual operation, including but not limited to transaction expenses, advisory fees, brokerage, interest, taxes and the charges of the custodian. The Fund will pay all other expenses not attributable to a specific Portfolio, but those expenses will be allocated among the Portfolios on the basis of the size of their respective net assets unless otherwise allocated by the Board of Directors of the Fund.

--------------------------------------------------------------------------------
INVESTMENT
SUB-ADVISERS
------------------------------------

                        Winslow Capital Management, Inc. (hereinafter "Winslow Management"), a Minnesota corporation with offices at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Capital Appreciation Portfolio, subject to the general control of the Board of Directors of the Fund. Winslow Management is a recent entrant into the advisory business, having begun business in June of 1992. Winslow Management is a registered investment adviser under the Investment Advisers Act of 1940. The firm was established by its investment principals with a focus on providing management services to growth equity investment accounts. An additional experienced principal joined the firm in October of 1993. Winslow Management has one other investment company client for which it acts as the investment adviser. Other assets currently under management are managed for corporate, endowment, foundation, retirement system and individual clients.
  Prior to October 1, 1992, investment sub-advisory services were provided to the Capital Appreciation Portfolio by Alliance Capital Management L.P., which had provided such services since the Portfolio's inception.
  Templeton Investment Counsel, Inc. (hereinafter "Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394, has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Stock Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is an indirect, wholly-owned subsidiary of Templeton Worldwide, Inc., which in turn is a wholly-owned subsidiary of Franklin Resources, Inc.

  Voyageur Fund Managers, Inc., (hereinafter "Voyageur Managers"), a Minnesota corporation with principal offices at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402-4115, has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth Portfolio, subject to the general control of the Board of Directors of the Fund. Voyageur Managers is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The address of DFG is the same as that of Voyageur Managers. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. The address of Pohlad Companies is 3880 Dain Bosworth Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402.


  Voyageur Managers has been retained under an investment sub-advisory agreement to provide investment advice and, in general conduct the management investment program of the Global Bond Portfolio. Voyageur Managers has, in turn, retained Lazard London International Investment Management, Limited ("Lazard London") to assist it in this responsibility, under a sub-advisory agreement. Lazard London is a wholly owned SEC-registered investment advisory subsidiary of Lazard Brothers & Co., Limited. Founded in 1870, Lazard Brothers & Co., Limited is based in London, England, and is one of the leading merchant banks in Europe. The address of Lazard London is 21 Moorfields, London, England EC2P 2HT.


--------------------------------------------------------------------------------
PURCHASE AND
REDEMPTION
OF SHARES
------------------------------------

                     The Fund currently offers its shares continuously only to Minnesota Mutual and its separate accounts. The shares are sold to that company directly without the use of any underwriter. It is possible that at some later date the Fund may offer shares to other investors.
  The offering price and the redemption price of Portfolio shares are equal to the net asset value per share next determined after an order for a purchase or redemption is received. The net asset value per share for each Portfolio is determined by adding the current value of all securities and all other assets held by such Portfolio, subtracting liabilities, and dividing the remainder by the number of shares outstanding. The Money Market Portfolio values its investments at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
  The net asset value of the shares of the Portfolios shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).
  Except with respect to securities of the Money Market Portfolio and of some securities of the International Stock Portfolio, the Fund values its securities as follows: A security listed or traded on an exchange is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any such sales on the day of valuation, the security is valued at the last bid price on that exchange. All other securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. Debt securities of the International Stock Portfolio with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, and all securities in the Money Market Portfolio, are valued at amortized cost.

--------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS
------------------------------------

                     It  is the Fund's intention to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of the Growth Portfolio, the Bond Portfolio, the Asset Allocation Portfolio, the Mortgage Securities Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio, the International Stock Portfolio, the Small Company Portfolio, the Value Stock Portfolio and each of the four Maturing Government Bond Portfolios will consist of all dividends or interest earned by the Portfolio less expenses, including the investment advisory fee. Net investment income for dividend purposes of the Money Market Portfolio will consist of the interest earned on investments, plus or minus amortized purchase discount or premium, plus or minus realized gains and losses, less expenses, including the investment advisory fee. Dividends from the net investment income and the net realized gains, if any, for the Growth, Bond, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Value Stock and the four Maturing Government Bond Portfolios will be declared at least annually and reinvested in additional full and fractional shares of those Portfolios. Dividends from net investment income and net realized capital gains, if any, for the Money Market Portfolio will be declared and reinvested daily.
  Starting in fiscal year 1987, as a result of changes included in the Tax Reform Act of 1986, each Portfolio is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------
TAXES
------------------------------------
          The Fund qualified for the year ended December 31, 1995 and intends to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"). If the Fund qualifies as a regulated investment company and complies with the appropriate provisions of the Code, the Fund will be relieved of federal income taxes on the amounts distributed.
  Since Minnesota Mutual is the sole shareholder of the Fund, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the Contracts, see the attached Prospectus for those Contracts.

--------------------------------------------------------------------------------
CUSTODIANS
------------------------------------

                  First Trust National Association, 180 East Fifth Street, St. Paul, Minnesota 55101, acts as custodian of the securities held by the Growth, Asset Allocation, Index 500, Capital Appreciation, Small Company, Value Stock and Small Company Value Portfolios. Bankers Trust Company, 280 Park Avenue, New York, New York 10017, acts as custodian of the securities held by the Bond, Money Market, Mortgage Securities, the four Maturing Government Bond Portfolios and Global Bond Portfolio. The custodian for the International Stock Portfolio is Norwest Bank Minnesota, N.A., Sixth Street and Marquette Avenue, Minneapolis, Minnesota 55479. Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201 acts as sub-custodian of the International Stock Portfolio's assets and portfolio securities. Pursuant to Rule 17f-5 under the 1940 Act, the Board of Directors of the Fund has also approved, in connection with the International Stock and Global Bond Portfolios, the use of various foreign sub-custodian banks and securities depositories to maintain foreign securities in or near the market in which they are principally traded and to maintain cash in amounts reasonably necessary to effect foreign securities transactions in such locations. The Board of Directors may from time to time approve other sub-custodian banks pursuant to Rule 17f-5.

  Each custodian is authorized to use the facilities of the Depository Trust Company and the book-entry system of the Federal Reserve Banks and may enter into agreements with other banks for the custody by such banks of Fund securities where direct custody by such custodian would be impracticable.

--------------------------------------------------------------------------------
APPENDIX A
------------------------------------
                  This Appendix to the Prospectus describes in detail those Money Market instruments and investment techniques set forth in the Prospectus under the heading "Investment Objectives, Policies and Risks." They may be used extensively by the Money Market Portfolio and by the Asset Allocation Portfolio. They may also be used by the Growth, Bond, Mortgage Securities, Index 500, Capital Appreciation, International Stock and Small Company Portfolios to invest otherwise idle cash or on a temporary basis or for defensive purposes.
  UNITED STATES GOVERNMENT OBLIGATIONS--are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the United States Government established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Export-Import Bank, the Student Loan Marketing Association, the United States Postal Service, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, the Federal Home Loan Bank, the Federal Financing Bank, the Federal Intermediate Credit Banks, the Federal Land Banks, the Farm Credit Banks and the Federal National Mortgage Association. Some obligations of United States Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the United States Treasury, such as securities of the Government National Mortgage Association and the Student Loan Marketing Association; others by the right of the issuer to borrow from the Treasury, such as securities of the Federal Financing Bank and the United States Postal Service; and others only by the credit of the issuing agency, authority or other instrumentality, such as securities of the Federal Home Loan Bank and the Federal National Mortgage Association.
  REPURCHASE AGREEMENTS--are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System, or, if permitted by law or regulation, a securities dealer provided the Board of Directors of the Fund has evaluated the seller's creditworthiness through adoption of standards of review or otherwise) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The Portfolio's custodian, or a duly appointed subcustodian, will hold the securities underlying any repurchase agreement in a segregated account or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each day the net asset value of the shares of each Portfolio is determined. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Portfolio will promptly receive additional collateral, so that the total collateral is in an amount at least equal to the repurchase price plus accrued interest. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government.
  REVERSE REPURCHASE AGREEMENTS--are the counterparts of repurchase agreements, and are agreements by which the Portfolio sells a security and agrees to repurchase the security from the buyer at an agreed upon price and future date. The Portfolio will use the proceeds of the reverse repurchase agreement to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Because certain of the incidents of ownership of the security are retained by the Portfolio, reverse repurchase agreements might be construed, for certain purposes, as a form of borrowing by the Portfolio from the buyer, collateralized by the security. The Portfolio will enter into reverse repurchase agreements only with banks. At the time the Fund enters into a reverse repurchase agreement, cash, U.S. Government securities or other liquid high-grade debt obligations having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation.
  CERTIFICATES OF DEPOSIT--are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.
  BANKERS' ACCEPTANCES--are short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligations of both the bank and drawer to pay the face amount of the instrument at maturity.
  COMMERCIAL PAPER--refers to promissory notes issued by corporations to finance their short-term credit needs.
  VARIABLE AMOUNT MASTER DEMAND NOTES--refer to short-term, unsecured promissory notes issued by corporations to finance short-term needs. They allow the investment of fluctuating amounts by the Portfolio at varying market rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes are illiquid assets. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. The Fund's investment adviser, MIMLIC Management, will monitor the creditworthiness of the borrower throughout the term of the variable amount master demand note. The Fund will only invest in variable amount master demand notes issued by companies which at the date of investment have an outstanding debt issue rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's and which MIMLIC Management has determined present minimal risk of loss to the Fund. MIMLIC Management will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A master demand note will be valued by MIMLIC Management each day the Fund's net asset value is determined, which value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
  CORPORATE OBLIGATIONS--includes bonds and notes issued by corporations in order to finance longer term credit needs.
  ILLIQUID SECURITIES AND RULE 144A PAPER--the Fund may invest up to 15% of its net assets (10% of net assets in the case of Money Market Portfolio) in securities or other assets which are illiquid. An investment is generally considered to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be sold only subject to statutory restrictions and delays or if registered under the 1933 Act.
  The SEC has acknowledged, however, that a market exists for certain restricted securities (for example, securities qualifying for resale to certain qualified "institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, MIMLIC Management and the Fund believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are deemed by MIMLIC Management to be liquid in accordance with standards established by the Fund's Board of Directors. Under these guidelines, MIMLIC Management must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the preset time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in such restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

--------------------------------------------------------------------------------
APPENDIX B
------------------------------------
                 Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his lending institution are "passed-through" to investors such as the Fund. Most insurers or services provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or servicers are backed by various forms of credit, insurance and collateral.

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UNDERLYING                                                                     -
MORTGAGES
             Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. Some of
these   loans  are   made  to  purchasers   of  mobile  homes.   The  terms  and
characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rates mortgages, growing equity mortgages, graduated payment mortgages and other types.
  All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

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LIQUIDITY AND                                                                  -
MARKETABILITY
                Since  the  inception   of  the  mortgage-related   pass-through
security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors makes government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loans institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged. However, the market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

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AVERAGE LIFE                                                                   -
The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.
  As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

--------------------------------------------------------------------------------
YIELD                                                                          -
CALCULATIONS
              Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above.
  Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Mortgage Securities Portfolio. The compounding effect from reinvestments of monthly payments received by the Mortgage Securities Portfolio will increase the yield to that Portfolio compared to bonds that pay interest semi-annually.

--------------------------------------------------------------------------------
GOVERNMENTAL AND GOVERNMENT-                                                   -
RELATED GUARANTORS
                                The principal governmental (i.e., backed by  the
full faith and credit of the United States Government) guarantor of mortgage-related securities is the Government

National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.
  Government-related (i.e.,  not backed  by the  full faith  and credit  of  the
United States Government) guarantors include the Federal National Mortgage Association and the Federal Home Loan Mortgage Association. The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.
  The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgage from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal but PCs are not backed by the full faith and credit of the United States Government.

--------------------------------------------------------------------------------

APPENDIX C

------------------------------------

                 The different types of securities and investment techniques used by the Global Bond Portfolio all have attendant risks of varying degrees. For example, with respect to debt securities, including money market instruments, there is the risk that the issuer of a security may not be able to meet its obligation to make scheduled interest or principal payments. In addition, the value of debt securities generally rises and falls inversely with interest rates, and the longer the maturity or duration of the debt security, the more volatile it may be in terms of changes in current value. Certain types of investments and investment techniques that may be used by the Global Bond Portfolio are described in greater detail, including the risks of each, in this section and in the Statement of Additional Information.

--------------------------------------------------------------------------------

U.S. GOVERNMENT                                                                -

SECURITIES

           U.S. Government Securities are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The current market prices for such securities are not guaranteed and will fluctuate as will the net asset value of the Portfolio. Some U.S. Government Securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and still others are supported only by the credit of the instrumentality.


  U.S. Government Securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately and evidences of receipt of such securities. Such securities may pay no cash income and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.

--------------------------------------------------------------------------------

CORPORATE FIXED-INCOME                                                         -

SECURITIES

           Corporate fixed-income securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Fixed-income securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of return or return of principal on some fixed-income obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See "Foreign Index Linked Securities," below.


  The Portfolio's investments in corporate fixed-income securities may also include zero coupon, pay-in-kind and delayed interest securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Pay-in-kind securities pay interest through the issuance to the holders of additional securities. Delayed interest securities are securities that remain zero coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Because interest on zero coupon, pay-in-kind and delayed interest securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than the values of securities that distribute income regularly and they may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, the Portfolio's investments in zero coupon, pay-in-kind and delayed interest securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes a portion of the difference between a zero coupon security's maturity value and its purchase price is taxable income of the Portfolio each year.

--------------------------------------------------------------------------------

MORTGAGE-RELATED                                                               -

SECURITIES

           Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities ("ARMs") and derivative mortgage securities such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities. The investment characteristics of mortgage-related securities differ from those of traditional fixed-income securities. The major differences include the fact that interest payments and principal repayments on mortgage-related securities are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Portfolio purchases mortgage-related securities at a premium, a prepayment rate that is faster than expected will reduce both the market value and the yield to maturity from that which was anticipated, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Portfolio purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.


  Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While values of ARMS, like other fixed-income securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other fixed-income securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.


  Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).


  Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.


--------------------------------------------------------------------------------

ASSET-BACKED                                                                   -

SECURITIES

           Asset-backed securities represent the application of the securitization techniques used to develop mortgage-related securities to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.


  In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing obligations of a number of different parties and use various credit enhancement techniques.


  Generally, asset-backed securities involve many of the risks associated with mortgage-related securities; however, asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.


--------------------------------------------------------------------------------

FOREIGN                                                                        -

SECURITIES

           Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.


  DEPOSITORY RECEIPTS AND DEPOSITORY SHARES. The Portfolio may invest in American Depository Receipts ("ADRs") or other similar securities, such as American Depository Shares, convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. As a result of the absence of established securities markets and publicly owned corporations in certain foreign countries as well as restrictions on direct investment by foreign entities, the Portfolio may be able to invest in such countries solely or primarily through ADRs or similar securities and government approved investment vehicles. No more than 5% of the Portfolio's assets will be invested in ADRs sponsored by persons other than the underlying issuers. Issuers of the stock of such unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.


  SUPRANATIONAL ORGANIZATIONS. Supranational organizations are entities designated or supported by a government or government entity to promote economic development, and include, among others, the Asian Development Bank, the European Coal and Steel Community, the European Economic Community and the World Bank. These organizations do not have taxing authority and are dependent upon their members for payments of interest and principal. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. Securities issued by supranational organizations may be denominated in U.S. dollars or in foreign currencies. Securities issued or guaranteed by supranational organizations are considered by the Securities and Exchange Commission to be securities in the same industry. Therefore, the Portfolio will not concentrate more than 25% of the value of its assets in securities of a single supranational organization.


  BRADY BONDS. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.


--------------------------------------------------------------------------------

FOREIGN INDEX LINKED                                                           -

SECURITIES

           The Portfolio may invest up to 10% of its total assets in instruments that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("Foreign Index Linked Securities"). A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of Foreign Index Linked Securities linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Securities. In the case of Foreign Index Linked Securities linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Security. Foreign

Index Linked Securities may be issued by a U.S. or foreign governmental agency or instrumentality or by a private domestic or foreign issuer. Only Foreign Index Linked Securities issued by foreign governmental agencies or instrumentalities or by foreign issuers will be considered foreign securities for purposes of the Portfolios' investment policies and restrictions.


  Foreign Index Linked Securities may offer higher yields than comparable securities linked to purely domestic indexes but also may be more volatile. Foreign Index Linked Securities are relatively recent innovations for which the market has not yet been fully developed and, accordingly, they typically are less liquid than comparable securities linked to purely domestic indexes. In addition, the value of Foreign Index Linked Securities will be affected by fluctuations in foreign exchange rates or in foreign interest rates. If the Adviser is incorrect in its prediction as to the movements in the direction of particular foreign currencies or foreign interest rates, the return realized by the Portfolio on Foreign Index Linked Securities may be lower than if the Portfolio had invested in a similarly rated domestic security.


--------------------------------------------------------------------------------

HEDGING                                                                        -

TECHNIQUES

            To the extent permitted by the investment objectives and policies, the Portfolio may purchase and sell put and call options on securities and securities indexes, enter into futures contracts and use options on futures contracts as further described below and may enter into swap agreements with respect to interest rates and securities indexes. The Portfolio may use these techniques to hedge against changes in interest rates or securities prices, to generate income, to facilitate allocation of the Portfolio's investments among asset classes or otherwise as part of its overall investment strategies. The Portfolio will maintain segregated accounts consisting of cash, U.S. Government Securities, or other high grade liquid debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover their obligations under options and futures contracts to avoid leveraging of the Portfolio.


  OPTIONS. The Portfolio may purchase put options on securities to protect holdings on an underlying or related security against a substantial decline in market value. The Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Portfolio may write a call or put option only if the option is "covered" by the Portfolio holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Portfolio's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.


  The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase above the exercise price in the underlying securities, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position.


  The Portfolio may purchase and sell both exchange traded options and over-the-counter options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.


  SWAP AGREEMENTS. The Portfolio may enter into interest rate and index swap agreements for purposes of attempting to obtain a particular desired return at a lower cost than if such Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


  The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government Securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio. The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.


  Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolio by the Internal Revenue Code may limit the Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may invest in interest rate futures contracts, stock index futures contracts and options thereon ("futures options") that are traded on a United States exchange or board of trade.


  There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Portfolio and the hedging vehicle so that the Portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed.

  The Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Portfolio will use financial futures contracts and related options for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. With respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, the
Portfolio will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets.


--------------------------------------------------------------------------------

FOREIGN CURRENCY                                                               -

TRANSACTIONS

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.


  The Portfolio may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. The Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.


--------------------------------------------------------------------------------

REPURCHASE                                                                     -

AGREEMENTS

             For  the purpose of achieving income,  the Portfolio may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by the Portfolio have a total value equal to or in excess of the repurchase price and are held by the Portfolio's custodian bank until repurchased. Such agreements permit the Portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer term nature. If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Portfolio will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.


--------------------------------------------------------------------------------

REVERSE REPURCHASE                                                             -

AGREEMENTS

              The Portfolio may engage in "reverse repurchase agreements" with banks and securities dealers. Reverse repurchase agreements will be used as a means of borrowing for investment purposes. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. At the time the Portfolio enters into a reverse repurchase agreement, cash, U.S. Government Securities or other liquid high-grade debt obligations having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation. The use of reverse repurchase agreements by the Portfolio creates leverage, which increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.


--------------------------------------------------------------------------------

WHEN-ISSUED                                                                    -

SECURITIES

               The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Portfolio will not accrue income with respect to when-issued or forward commitment securities prior to their stated delivery date. Pending delivery of the securities, the Portfolio maintains in a segregated account cash or liquid high-grade debt obligations in an amount sufficient to meet its purchase commitments. The Portfolio will likewise segregate securities they sell on a forward commitment basis.


  The purchase of securities on a when-issued or forward commitment basis exposes the Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Placing securities rather than cash in the segregated account referred to in the previous paragraph may have a leveraging effect on the Portfolio's net asset value per share; that is, to the extent that the Portfolio remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.

                            MIMLIC SERIES FUND, INC.

                      Statement of Additional Information


Dated:       , 1997



     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, dated __________, 1997, which may be obtained by calling the Fund at (612) 298-3500, or writing the Fund at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

                    ________________________________________

                               Table of Contents

The Fund ............................................................    2

Investment Restrictions .............................................    3

Portfolio Turnover ..................................................    6

Directors and Executive Officers ....................................    7

Investment Advisory and Other Services ..............................    9

Portfolio Transactions and Allocation of Brokerage ..................   13

Purchase and Redemption of Shares ...................................   15

Fund Shares and Voting Rights .......................................   15

Net Asset Value .....................................................   16

Performance Data ....................................................   18

Taxes ...............................................................   22

Reports to Shareholders .............................................   23

Independent Auditors ................................................   23

Financial Statements ................................................   24


Appendix I - Rating of Bonds and Commercial Paper ...................   82

                                    THE FUND


     MIMLIC Series Fund, Inc. ("Fund"), a Minnesota corporation, is a no-load, diversified, open-end management investment company. The Fund is a series fund, which means that it has several different Portfolios. The investment adviser of the Fund is MIMLIC Asset Management Company ("MIMLIC Management"). MIMLIC Management has entered into investment sub-advisory agreements under which various investment managers provide investment services. Winslow Capital Management, Inc. ("Winslow Management") serves as investment sub-adviser to the Fund's Capital Appreciation Portfolio; Templeton Investment Counsel, Inc. ("Templeton Counsel") serves as investment sub-adviser to the Fund's International Stock Portfolio; Voyageur Fund Managers, Inc. ("Voyageur Managers") serves as investment sub-adviser to the Growth Portfolio; and Voyageur Managers and Lazard London International Investment Management, Limited ("Lazard London") serve as investment sub-advisers to the Global Bond Portfolio.


     Currently, the shares of the Fund are sold only to The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") through certain of its separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies (collectively, the "Contracts") issued by Minnesota Mutual. The separate accounts, which will be the owners of the shares of the Fund, will invest in the shares of each Portfolio in accordance with instructions received from the owners of the Contracts.


     Minnesota Mutual, through its separate accounts which fund the Contracts, owns 100% of the shares outstanding of each Portfolio of the Fund. Minnesota Mutual, on October 22, 1985, provided the initial capital of the Fund by purchasing 4,500,000 shares of the Growth Portfolio, Bond Portfolio, Money Market Portfolio and Asset Allocation Portfolio for $4,500,000. On April 28, 1987, Minnesota Mutual provided initial capital for additional portfolios by purchasing 11,000,000 shares of the Mortgage Securities Portfolio, Index 500 Portfolio and Capital Appreciation Portfolio for $11,000,000. Those initial shares were not attributable to any of the Contracts and were redeemed by Minnesota Mutual during 1991. On April 27, 1992, Minnesota Mutual provided initial capital for the International Stock Portfolio by purchasing 10,000,000 shares of the Portfolio for $10,000,000. Those initial shares, together with the additional shares attributable to them as a result of the reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. In addition, Minnesota Mutual provided initial capital in the amount of $3,000,000 on April 22, 1993, for the Small Company Portfolio and, as a result, those initial shares, together with additional shares attributable to them as a result of reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. On May 2, 1994, Minnesota Mutual provided initial capital for the Value Stock Portfolio and the four Maturing Government Bond Portfolios and those initial shares, together with the additional shares attributable to them as the result of the reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. After Minnesota Mutual's initial contribution of $3,000,000, representing 3,000,000 shares of the Value Stock Portfolio, its contribution of $3,400,000, representing 3,400,000 shares of the Maturing Government Bond Portfolio - 1998, its contribution of $2,600,000, representing 2,600,000 shares of the Maturing Government Bond Portfolio - 2002, its contribution of $1,900,000 representing 1,900,000 shares of the Maturing Government Bond Portfolio - 2006, and its contribution of $1,100,000 representing 1,100,000 shares of the Maturing Government Bond Portfolio - 2010, those shares represented 100% of the issued and outstanding shares for those Portfolios as of May 2, 1994.


     Contract owners should consider that the investment experience of the Portfolio or Portfolios they select will affect the value of and the benefits provided under the Contract. See the Prospectus for the Contracts for a description of the relationship between increases or decreases in the net asset value of Fund shares (and any distributions on such shares) and the benefits provided under a Contract.

                            INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions relating to the investment of the assets of the Portfolios.

     The restrictions numbered 1 through 10 and the statement dealing with senior securities are fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of each Portfolio affected by the change. With respect to the submission of a change in an investment restriction to the holders of the Fund's outstanding voting securities, such matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of such Portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund. For this purpose and under the Investment Company Act of 1940, a majority of the outstanding voting shares of each Portfolio means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are represented or (ii) more than 50% of the outstanding voting shares.

     Restrictions numbered 11-17 are not fundamental and may be changed by the Fund's Board of Directors.

     The Fund may not issue senior securities except to the extent that the borrowing of money in accordance with restriction 3 or the entering into reverse repurchase agreements as described in restriction 6 may constitute the issuance of a senior security, and each Portfolio will not:

    1. With respect to at least 75% of the value of the total assets in the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and bank obligations) or invest in more than 10% of the voting securities of any one issuer.

       For additional information with respect to investment of assets in the Money Market Portfolio, see the additional description in this Statement of Additional Information under the heading entitled "Net Asset Value."

    2. Purchase the securities of issuers conducting their principal business activity in a single industry, if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets, provided that (a) telephone, gas, and electric public utilities are each regarded as separate industries and
       (b) banking, savings and loan associations, savings banks and finance companies as a group will not be considered a single industry for the purpose of this limitation. There is no limitation with respect to the concentration of investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or certificates of deposit and bankers acceptances of United States banks and savings and loan associations and this limitation shall not apply in the Mortgage Securities Portfolio to investments in the mortgage and mortgage-finance industry (in which more than 25% of the value of the Portfolio's total assets will, except for temporary defensive positions, be invested).

    3. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate by any particular Portfolio may not exceed 10% of the value of the Portfolio's total assets at the time the borrowing is made and a Portfolio may not make additional investments during any period that its borrowings exceed 5% of the value of the Portfolio's total assets. For purposes of this restriction, "borrowing" shall not include reverse repurchase agreements.

    4. Lend securities in excess of 20% of the value of its total assets. For the purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

    5. Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equal in kind and amount to those sold, and only to the extent that the Portfolio's short positions will not at the time of any short sales aggregate in total sale prices more than 10% of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the use of margin.

    6. Enter into reverse repurchase agreements if such investments, taken together with borrowings represented by senior securities of the Portfolio, exceed 33 1/3% of the total assets of the Portfolio less liabilities other than obligations under such borrowings and reverse repurchase agreements.

    7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of Portfolio securities.

    8. Purchase or sell real estate, except that each Portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein.

    9. Buy or sell oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts, including futures contracts except that the International Stock Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and it may purchase and sell futures contracts on foreign securities and options on such futures contracts. This restriction does not prevent the Portfolios from purchasing securities of companies investing in any of the foregoing.

   10. Lend money to other persons except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For the purposes of this restriction, collateral arrangements with respect to options, forward currency and future transactions will not be deemed to involve loans of securities.

   11. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days, that are illiquid or otherwise not readily marketable; provided, however, the Money Market Portfolio shall not invest in excess of 10% of its net assets in such illiquid securities.

   12. Pledge, hypothecate, mortgage or transfer (except as provided in restrictions 4 and 6) as security for indebtedness any securities held by the Fund, except in an amount of not more than 10% of the value of any Portfolio's total assets and then only to secure borrowings permitted by restrictions 3 and 5. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve a pledge of assets.

   13. Purchase foreign securities not publicly traded in the United States except that: (i) each of the Growth Portfolio, Small Company Portfolio and Value Stock Portfolio may invest up to 10% of the value of its total assets in securities of foreign issuers, (ii) the Money Market Portfolio may invest in obligations of Canadian chartered banks, London branches of United States banks and United States branches or agencies of foreign banks, and (iii) the Asset Allocation Portfolio may invest in such securities subject to the restrictions applicable to those four Portfolios. The provisions of this restriction apply to all Portfolios other than the International Stock Portfolio.

   14. Purchase securities of other investment companies with an aggregate value in excess of 5% of the Portfolio's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Portfolio's total assets would be invested in such securities.

   15. Issue or acquire puts, calls, or combinations thereof.

   16. Purchase securities for the purpose of exercising control or management.

   17. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised by MIMLIC Management, or, in the case of the Capital Appreciation and International Stock Portfolios, by Winslow Management and Templeton Counsel, respectively, to reduce brokerage commissions or otherwise to achieve best overall execution).

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

     Several other limitations apply with respect to the investment activities of the Portfolios. These limitations, which arise from the requirements of various states in which the underlying contracts are offered, have been adopted by the Fund in order to secure compliance. As a result of these further limitations, some investment practices otherwise permitted under those restrictions described above in paragraphs 1, 3 and 6 are no longer allowed. In particular, the Fund has agreed that as long as the underlying contracts are offered in such states the Fund (i) will not purchase or otherwise acquire the voting security of any issuer if as a result of such acquisition all of the Fund's Portfolios in the aggregate will own more than 10% of the total issued and outstanding voting securities of such issuer, and (ii) will limit its borrowing for any particular Portfolio to (a) 10% of the Portfolio's total assets when borrowing for any general purpose and (b) 25% of the Portfolio's total assets when borrowing as a temporary measure to facilitate redemptions. For the purpose of these aggregate limitations on borrowing, reverse repurchase agreements will be considered to be borrowings.

                               PORTFOLIO TURNOVER

     Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities with maturities at the time of acquisition of one year or less). A high rate of turnover in a Portfolio generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year and within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive favorable tax treatment. The portfolio turnover rates associated with each Portfolio will, of course, be affected by the level of purchases and redemptions of shares of each Portfolio. However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if in the opinion of MIMLIC Management such a sale is advisable.

     The Money Market Portfolio, consistent with its investment objective, will attempt to maximize yield through trading. This may involve selling instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. Since the Portfolio's assets will be invested in securities with short maturities and the Portfolio will manage its assets as described above, the Portfolio's holdings of money market instruments will turn over several times a year. However, this does not generally increase the Portfolio's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Portfolio invests since such securities will be purchased on a net basis.


     It is anticipated that the annual portfolio turnover rates for the Growth, Index 500, International Stock, Small Company, Value Stock, Small Company Value and Maturing Government Bond Portfolios will not exceed 100%, and that the annual portfolio turnover rates for the Bond, Capital Appreciation and Mortgage Securities Portfolios will not exceed 200%. It is anticipated that under normal market conditions, the annual rate of portfolio turnover will not exceed 150% for the Global Bond Portfolio. In the Asset Allocation Portfolio, portfolio turnover rate for the common stock and other equity securities held by it will approximate the portfolio turnover rate of the Growth Portfolio generally. Similarly, the portfolio turnover rate of the Asset Allocation Portfolio with respect to bonds and other debt securities with maturities generally exceeding one year will approximate the portfolio turnover of the Bond Portfolio. In addition, portfolio turnover will be increased in the Asset Allocation Portfolio to the extent that emphasis in its holdings may shift from one type of security to another. Turnover will, therefore, be dependent as well upon economic conditions or general levels of securities prices. For each of the last three calendar years, the portfolio turnover rates for the various Portfolios were as follows:

                                        Portfolio Turnover Rate
                                        -----------------------

   Portfolio                         1995          1994      1993
   ---------                         ----          ----      ----
   Growth                            91.9%         42.0%     51.0%
   Bond                             205.4         166.2     166.8
   Money Market                       N/A           N/A       N/A
   Asset Allocation                 157.0         123.6      85.7
   Mortgage Securities              133.7         197.3     138.4
   Index 500                          4.8           5.9       4.8
   Capital Appreciation              51.1          68.4      95.9
   International Stock               20.5          12.9      12.7
   Small Company                     61.3          28.1      34.9
   Value Stock                      164.2          49.5       N/A
   Maturing Government Bond -
     1998 Portfolio                   9.0           -0-       N/A
     2002 Portfolio                   -0-          11.6       N/A
     2006 Portfolio                  10.0           -0-       N/A
     2010 Portfolio                   -0-          14.5       N/A



                        DIRECTORS AND EXECUTIVE OFFICERS

   The names, addresses, principal occupations, and other affiliations of directors and executive officers of the Fund are given below:

                                 Position with    Principal Occupation and other
Name, Age and Address              the Fund         Affiliations (past 5 years)
---------------------            -------------    -----------------------------

Charles E. Arner, 74             Director         Retired; Vice Chairman of
E-1218 First National                             The First National Bank of
 Bank Building                                    Saint Paul from November
St. Paul, Minnesota 55101                         1983 through June 1984;
                                                  Chairman and Chief Executive
                                                  Officer of The First National
                                                  Bank of Saint Paul from
                                                  October 1980 through November
                                                  1983



Ellen S. Berscheid, Ph.D., 60    Director         Regents' Professor of
Department of Psychology                          Psychology, University of
University of Minnesota                           Minnesota
N309 Elliott Hall
Minneapolis, Minnesota 55455



Frederick P. Feuerherm*, 50      Vice President,  Second Vice President of The
The Minnesota Mutual Life        Treasurer and    Minnesota Mutual Life
 Insurance Company               Director         Insurance Company; Vice
400 Robert Street North                           President and Assistant
St. Paul, Minnesota 55101                         Secretary of MIMLIC
                                                  Asset Management Company



Ralph D. Ebbott, 69              Director         Retired; Vice President and
409 Birchwood Avenue                              Treasurer, Minnesota Mining
White Bear Lake,                                  and Manufacturing Company
 Minnesota 55110                                  through June 1989

Paul H. Gooding*, 56             President,       Vice President and Treasurer
The Minnesota Mutual Life        Treasurer and    of The Minnesota Mutual Life
 Insurance Company               Director         Insurance Company; President
400 Robert Street North                           and Treasurer of MIMLIC Asset
St. Paul, Minnesota 55101                         Management Company



Donald F. Gruber, 52             Secretary        Senior Counsel of The
The Minnesota Mutual Life                         Minnesota Mutual Life
 Insurance Company                                Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101


*Denotes directors of the Fund who are "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or MIMLIC Asset Management Company ("MIMLIC Management").

     The Fund has an Executive Committee, elected by the Board of Directors, to exercise the powers of the Board in the management of the business and affairs of the Fund when the Board is not in session. The Executive Committee is composed of Messrs. Gooding and Feuerherm.


     No compensation is paid by the Fund to any of its officers or directors who is affiliated with MIMLIC Management. Each director of the Fund who is not affiliated with MIMLIC Management was compensated by the Fund during the fiscal year ended December 31, 1995 in accordance with the following table:



                                       Pension or                    Total
                                       Retirement                 Compensation
                                        Benefits    Estimated        from
                                        Accrued       Annual        Fund and
                                        as Part      Benefits     Fund Complex
                       Compensation     of Fund        Upon         Paid to
Name of Director       from the Fund   Expenses     Retirement    Directors(1)
----------------       -------------   -----------  ----------    ------------
Charles E. Arner          $7,325         n/a           n/a           $9,000
Ellen S. Berscheid        $7,325         n/a           n/a           $9,000
Ralph D. Ebbott           $7,325         n/a           n/a           $9,000



(1) Each Director of the Fund who is not affiliated with MIMLIC Management is also a director of the other nine investment companies of which MIMLIC Management's wholly-owned subsidiary, Advantus Capital Management, Inc., is the investment adviser (ten investment companies in total-the "Fund Complex"). Such directors receive compensation in connection with all such investment companies which, in the aggregate, is equal to $5,000 per year and $1,000 per meeting attended (and reimbursement of travel expenses to attend directors' meetings). The portion of such compensation borne by the Fund is a pro rata portion based on the ratio that the Fund's total net assets bears to the total net assets of the Fund Complex.


                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER--GENERALLY


     MIMLIC Management has been the investment adviser and manager of the Fund since the Fund began business in 1985. It acts as such pursuant to written agreements periodically approved by the directors or shareholders of the Fund. The address of MIMLIC Management is that of the Fund. Winslow Management serves as investment sub-adviser to the Fund's Capital Appreciation Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management. Templeton Counsel serves as investment sub-adviser to the Fund's International Stock Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management. Voyageur Managers serves as investment sub-adviser to the Fund's Growth Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management. Voyageur Managers and Lazard London serve as investment sub-advisers to the Fund's Global Bond Portfolio pursuant to investment sub-advisory agreements with MIMLIC Management.


CONTROL AND MANAGEMENT OF ADVISER


     MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual, which was organized in 1880, and has assets of approximately $9.8 billion. Paul H. Gooding, President, Treasurer, and a director of MIMLIC Management is a Vice President and Treasurer of Minnesota Mutual. Frederick P. Feuerherm, Vice President, Assistant Secretary and a director of MIMLIC Management is a Second Vice President of Minnesota Mutual. Messrs. Gooding and Feuerherm are also Directors of the Fund.


INVESTMENT ADVISORY AGREEMENT


     MIMLIC Management acts as investment adviser and manager of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund under an Investment Advisory Agreement dated January 30, 1986, which became effective the same date when approved by shareholders, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Index 500 and Capital Appreciation Portfolios of the Fund under a Supplemental Investment Advisory Agreement dated April 28, 1987, which became effective the same date when approved by shareholders of those two Portfolios, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the International Stock Portfolio under the Second Supplemental Investment Advisory Agreement dated April 27, 1993, which was last approved by the shareholders of that Portfolio on April 27, 1993, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Small Company Portfolio under the Third Supplemental Investment Advisory Agreement dated April 27, 1993, which became effective the same date when approved by the shareholders of that Portfolio, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Value Stock Portfolio and the four Maturing Government Bond Portfolios of the Fund under the Fourth Supplemental Investment Advisory Agreement dated April 19, 1994, which became effective on April 25, 1994 when approved by shareholders of those Portfolios, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996.
MIMLIC Management acts as investment adviser and manager of the Small Company Value Portfolio and the Global Bond Portfolio under the Fifth Supplemental Investment Advisory Agreement last approved by the Board of Directors
(including a majority of the directors who are not parties to the agreement) on July 17, 1996.



     The Investment Advisory Agreement, the Supplemental Investment Advisory Agreement, the Second, the Third, the Fourth and Fifth Supplemental Investment Advisory Agreements (collectively, the "Agreements") will terminate automatically in the event of assignment. In addition, the Agreements are terminable at any time, without penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to MIMLIC Management, and by MIMLIC Management on 60 days' written notice to the Fund. Unless sooner terminated, the Agreements shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval.
The required shareholder approval of any continuance of the Agreements shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio votes to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of the Fund.


     If the shareholders of a class of capital stock of any Portfolio fail to approve any continuance of the Agreements, MIMLIC Management will continue to act as investment adviser with respect to such Portfolio pending the required approval of its continuance, or a new contract with MIMLIC Management or a different adviser or other definitive action; provided, that the compensation received by MIMLIC Management in respect of such Portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such Portfolio or the amount it would have received under the Agreement in respect of such Portfolio, whichever is less.

     The Agreements may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the directors of the Fund who are not interested persons of any party to the Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund.

SUB-ADVISER - WINSLOW MANAGEMENT


     Winslow Capital Management, Inc. ("Winslow Management"), a Minnesota corporation with principal offices at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Capital Appreciation Portfolio, subject to the general control of the Board of Directors of the Fund. Winslow Management is a recent entrant into the advisory business, having begun business in June of 1992. Winslow Management is a registered investment adviser under the Investment Advisers Act of 1940. The firm was established by its investment principals with a focus on providing management services to growth equity investment accounts. An additional experienced principal joined the firm in October of 1993. Winslow Management has one other investment company client for which it acts as the investment adviser. Other assets currently under management are managed for corporate, endowment, foundation, retirement system and individual clients.

     Prior to October 1, 1992, investment sub-advisory services were provided to the Capital Appreciation Portfolio by Alliance Capital Management L.P., which had provided such services since the Portfolio's inception.

     Certain clients of Winslow Management may have investment objectives and policies similar to that of the Capital Appreciation Portfolio. Winslow Management may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Capital Appreciation Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Winslow Management to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Winslow Management to the accounts involved, including the Capital Appreciation Portfolio. When two or more of the clients of Winslow Management (including the Capital Appreciation Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

INVESTMENT SUB-ADVISORY AGREEMENT


     Winslow Management acts as investment sub-adviser to the Fund's Capital Appreciation Portfolio under an Investment Sub-Advisory Agreement (the "Winslow Management Agreement") with MIMLIC Management dated May 1, 1996, which became effective the same date and was approved by shareholders of the Capital Appreciation Portfolio on April 23, 1996. The Winslow Management Agreement was last approved for continuance by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Winslow Management Agreement or interested persons of any such party, on January 17, 1996. Prior to May 1, 1996, Winslow Management acted as investment sub-adviser to the Capital Appreciation Portfolio under an Investment Sub-Advisory Agreement with MIMLIC Management dated October 1, 1992, which became effective the same date and was approved by shareholders of the Capital Appreciation Portfolio on November 13, 1992. The Winslow Management Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements and in the event of its assignment. In addition, the Winslow Management Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by vote of a majority of the Capital Appreciation Portfolio's outstanding voting securities on 60 days' written notice to Winslow Management, and by Winslow Management on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Winslow Management Agreement shall continue in effect from year to year if approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Capital Appreciation Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the Directors who are not interested persons of any party to the Winslow Management Agreement, cast in person at a meeting called for the purpose of voting on such approval.


     Information concerning the services performed by MIMLIC Management under the Agreement, by Winslow Management under the Winslow Management Agreement, and the fees payable and expenses borne by the Fund are set forth in the Prospectus, which information is incorporated herein by reference.

SUB-ADVISER - TEMPLETON COUNSEL

     Templeton Investment Counsel, Inc., (hereinafter "Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Stock Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is an indirect, wholly-owned subsidiary of Templeton

Worldwide, Inc., Ft. Lauderdale, Florida, which in turn is a wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin").

     Franklin is a large, diversified financial services organization. Through its operating subsidiaries, Franklin provides a variety of investment products and services to institutions and individuals throughout the United States and abroad. One of the country's largest mutual fund organizations, Franklin's business includes the provision of management, administrative and distribution services to the Franklin/Templeton Group of Funds, which is distributed through a nationwide network of banks, broker-dealers, financial planners and investment advisers. Franklin is headquartered in San Mateo, California, and its common stock is listed on the New York Stock Exchange under the ticker symbol BEN.

     Certain clients of Templeton Counsel may have investment objectives and policies similar to that of the International Stock Portfolio. Templeton Counsel may, from time to time make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Stock Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Stock Portfolio. When two or more of the clients of Templeton Counsel (including the International Stock Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

INVESTMENT SUB-ADVISORY AGREEMENT - TEMPLETON COUNSEL


     Templeton Counsel acts as an investment sub-adviser to the Fund's International Stock Portfolio under an Investment Sub-Advisory Agreement (the "Templeton Agreement") with MIMLIC Management dated November 13, 1992, which became effective the same date it was approved by shareholders of the International Stock Portfolio. The Templeton Agreement was last approved for continuance by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Templeton Agreement or interested persons of any such party, on January 17, 1996. The Templeton Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements and in the event of its assignment. In addition, the Templeton Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by a vote of the majority of the International Stock Portfolio's outstanding voting securities on 60 days' written notice to Templeton Counsel and by Templeton Counsel on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Templeton Agreement shall continue in effect from year to year if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the International Stock Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Templeton Agreement, cast in person at a meeting called for the purpose of voting on such approval.


     Information concerning the services performed by MIMLIC Management under the agreement, by Templeton Counsel under the Templeton Agreement and the fees payable and expenses borne by the Fund are set forth in the prospectus, which information is incorporated herein by reference.








SUB-ADVISER - VOYAGEUR MANAGERS



     Voyageur Managers, a Minnesota corporation with principal offices at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55042-4115, has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth Portfolio, subject to the general control of MIMLIC Management and the Board of Directors of the Fund. Voyageur Managers is a registered investment adviser under the Investment Advisers Act of 1940. Voyageur Managers is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The address of DFG is the same as that of Voyageur Managers. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. The address of Pohlad Companies is 3880 Dain Bosworth Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402.

     Voyageur Managers has also been retained under an investment sub-advisory agreement to provide investment advice and, in general conduct the management investment program of the Global Bond Portfolio, subject to the general control of MIMLIC Management and the Board of Directors of the Fund.

     Certain clients of Voyageur Managers may have investment objectives and policies similar to that of the Growth or Global Bond Portfolios. Voyageur Managers may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Growth or Global Bond Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Voyageur Managers to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Voyageur Managers to the accounts involved, including the Growth or Global Bond Portfolios. When two or more of the clients of Voyageur Managers (including the Growth or Global Bond Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Investment Sub-Advisory Agreements - Voyageur Managers

     Voyageur Managers acts as an investment sub-adviser to the Fund's Growth Portfolio under an Investment Sub-Advisory Agreement (the "Voyageur Growth Agreement") with MIMLIC Management dated October 1, 1996, which became effective immediately after it was approved by shareholders of the Growth Portfolio. The Voyageur Growth Agreement was last approved for continuance by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Voyageur Growth Agreement or interested persons of any such party, on July 17, 1996, and approved thereafter at a Special Meeting of the Shareholders of the Growth Portfolio at a meeting held on September 30, 1996.

     The Voyageur Growth Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements between the Fund and MIMLIC Management and in the event of its assignment. In addition, the Voyageur Growth Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by a vote of the majority of the Growth Portfolio's outstanding voting securities on 60 days' written notice to Voyageur Managers and by Voyageur Managers on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Voyageur Growth Agreement shall continue in effect from year to year if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Growth Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Voyageur Growth Agreement, cast in person at a meeting called for the purpose of voting on such approval.

     Information concerning the services performed by MIMLIC Management under the agreement, by Voyageur Managers under the Voyageur Growth Agreement and the fees payable and expenses borne by the Fund are set forth in the prospectus, which information is incorporated herein by reference.

     Voyageur Managers acts as an investment sub-adviser to the Fund's Global Bond Portfolio under an Investment Sub-Advisory Agreement (the "Voyageur Global Bond Agreement") with MIMLIC Management. The Voyageur Global Bond Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Voyageur Global Bond Agreement or interested persons of any such party, on July 17, 1996.

     The Voyageur Global Bond Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements between the Fund and MIMLIC Management and in the event of its assignment. In addition, the Voyageur Global Bond Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by a vote of the majority of the Global Bond Portfolio's outstanding voting securities on 60 days' written notice to Voyageur Managers and by Voyageur Managers on 60 days' written notice to MIMLIC Management.
Unless sooner terminated, the Voyageur Growth Agreement shall continue in effect from year to year if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Global Bond Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Voyageur Global Bond Agreement, cast in person at a meeting called for the purpose of voting on such approval.

     Information concerning the services performed by MIMLIC Management under the agreement, by Voyageur Managers under the Voyageur Global Bond Agreement and the fees payable and expenses borne by the Fund are set forth in the prospectus, which information is incorporated herein by reference.

Sub-Adviser - Lazard London

     Lazard London, an English corporation, with principal offices at 21 Moorfields, London, England EC2P 2HT, has been retained by Voyageur Managers under an investment sub-advisory agreement provide investment advice and, in general, to conduct the management investment program of the Global Bond Portfolio, subject to the general control of MIMLIC Management, Voyageur Managers and the Board of Directors of the Fund. Lazard London is a registered
investment adviser under the Investment Advisers Act of 1940.   Lazard London is
a wholly owned SEC-registered investment advisory subsidiary of Lazard Brothers & Co., Limited. Founded in 1870, Lazard Brothers & Co., Limited is based in London, England, and is one of the leading merchant banks in Europe.

     Certain clients of Lazard London may have investment objectives and policies similar to that of the Global Bond Portfolio. Lazard London may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Global Bond Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Lazard London to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Voyageur Managers to the accounts involved, including the Global Bond Portfolio. When two or more of the clients of Voyageur Managers (including the Global Bond Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

Investment Sub-Advisory Agreement - Lazard London

     Lazard London acts as an investment sub-adviser to the Fund's Global Bond Portfolio under an Investment Sub-Advisory Agreement (the "Lazard London Global Bond Agreement") with MIMLIC Management and Voyageur Managers. The Lazard London Global Bond Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Voyageur Global Bond Agreement or interested persons of any such party, on July 17, 1996.

     The Lazard London Global Bond Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements between the Fund and MIMLIC Management and in the event of its assignment. In addition, the Lazard London Global Bond Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management, by Voyageur Managers or by a vote of the majority of the Growth Portfolio's outstanding voting securities on 60 days' written notice to Lazard London and by Lazard London on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Lazard London Global Bond Agreement shall continue in effect from year to year if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Global Bond Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Voyageur Global Bond Agreement, cast in person at a meeting called for the purpose of voting on such approval.

     Information concerning the services performed by MIMLIC Management under the agreement, by Lazard London under the Voyageur Global Bond Agreement and the fees payable and expenses borne by the Fund are set forth in the prospectus, which information is incorporated herein by reference.

ADMINISTRATIVE SERVICES


     In addition, effective May 1, 1992, the Fund entered into an agreement with Minnesota Mutual under which Minnesota Mutual provides accounting, legal and other administrative services to the Fund. Prior to May 1, 1996, Minnesota Mutual provided such services at a monthly cost of $1,500 per Portfolio. Effective May 1, 1996, Minnesota Mutual provides such services at a monthly cost of $2,400 per Portfolio.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

ADVISER

     MIMLIC Management selects and (where applicable) negotiates commissions with the brokers who execute the transactions for all Portfolios of the Fund, except the Capital Appreciation and International Stock Portfolios. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of MIMLIC Management, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, MIMLIC Management considers the quality and expertise of that brokerage and any research services (as defined in the Securities Exchange Act of 1934), and generally the Fund pays higher than the lowest commission rates available. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or seller of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for MIMLIC Management, the Fund enables MIMLIC Management to supplement its own investment research activities and allows MIMLIC Management to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to these other brokers who furnish research services to MIMLIC Management, MIMLIC Management receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions.

     There is no formula for the allocation by MIMLIC Management of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, MIMLIC Management will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if MIMLIC Management determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or MIMLIC Management's overall responsibilities with respect to the accounts as to which it exercises investment discretion.


     To the extent research services are used by MIMLIC Management in rendering investment advice to the Fund, such services would tend to reduce MIMLIC Management's expenses. However, MIMLIC Management does not believe that an exact dollar amount can be assigned to these services. Research services received by MIMLIC Management from brokers or dealers executing transactions for the Fund will be available also for the benefit of other portfolios managed by MIMLIC Management, and conversely, research services received by MIMLIC Management in respect of transactions for such other portfolios will be available for the benefit of the Fund. Brokerage Commissions paid during 1995 were as follows: Growth Portfolio, $474,096; Asset Allocation Portfolio, $412,885; Index 500 Portfolio, $32,651; Capital Appreciation Portfolio, $201,306; International Stock Portfolio, $154,775; Small Company Portfolio, $85,238; and Value Stock Portfolio, $136,701. Brokerage commissions paid during 1994 were as follows: Growth Portfolio, $204,757; Asset Allocation Portfolio, $271,137; Index 500 Portfolio, $25,775; Capital Appreciation Portfolio,

$194,531; International Stock Portfolio, $158,373; Small Company Portfolio, $55,542; and Value Stock Portfolio, $19,950. Brokerage commissions paid during 1993 were as follows: Growth Portfolio, $340,519; Asset Allocation Portfolio, $455,365; Index 500 Portfolio, $24,614; Capital Appreciation Portfolio, $263,702; International Stock Portfolio, $117,010; and Small Company Portfolio, $60,497. One hundred percent of the brokerage commissions paid by the Portfolios during 1995, 1994 and 1993 was paid to brokers to whom such transactions were directed in exchange for research services.


     Most transactions in money market instruments will be purchases from issuers of or dealers in money market instruments acting as principal. There usually will be no brokerage commissions paid by the Fund for such purchases since securities will be purchased on a net price basis. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices of securities. Purchases of underwritten issues may be made which will reflect a fee paid to the underwriter.

     The Fund will not execute portfolio transactions through any affiliate, except as described below. MIMLIC Management believes that most research services obtained by it generally benefit one or more of the investment companies which it manages and also benefits accounts which it manages. Normally research services obtained through managed funds and managed accounts investing in common stocks would primarily benefit such funds and accounts; similarly, services obtained from transactions in fixed income securities would be of greater benefit to the managed funds and managed accounts investing in debt securities.

     In addition to providing investment management services to the Fund, MIMLIC Management provides investment advisory services for three insurance companies, namely Minnesota Mutual and its subsidiary life insurance companies and certain associated separate accounts. It also provides investment advisory services to qualified pension and profit sharing plans, corporations, partnerships, investment companies and various private accounts. Frequently, investments deemed advisable for the Fund are also deemed advisable for one or more of such accounts, so that MIMLIC Management may decide to purchase or sell the same security at or about the same time for both the Fund and one of those accounts. In such circumstances, orders for a purchase or sale of the same security for one or more of those accounts may be combined with an order for the Fund, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each account. While in some instances combined orders could adversely affect the price or volume of a security, it is believed that the Fund's participation in such transactions on balance will produce better net results for the Fund.


     The Fund's acquisition during the fiscal year ended December 31, 1995, of securities of its regular brokers or dealers or of the parent of those brokers or dealers that derive more than 15 percent of gross revenue from securities-related activities is presented below:


                                             Value of Securities Owned
                                               in the Portfolios at
          Name of Issuer                        End of Fiscal Year
          --------------                     -------------------------

          Lehman Bros.                               $875,500

SUB-ADVISERS


     Winslow Management, in managing the Capital Appreciation Portfolio, Voyageur Managers, in managing the Growth Portfolio, and Voyageur Managers and Lazard London, in managing the Global Bond Portfolio, intend to follow the same brokerage practices as those described above for MIMLIC Management.


SUB-ADVISER - TEMPLETON COUNSEL

     Templeton Counsel, in managing the International Stock Portfolio, follows the same basic brokerage practices as those described above for MIMLIC Management. In addition, in selecting brokers for portfolio transactions, Templeton Counsel takes into account its past experience as to brokers qualified to achieve "best execution," including the ability to effect transactions at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker, and whether the broker specializes in foreign securities held by the International Stock Portfolio. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgment of Templeton Counsel, better prices and execution may be obtained on a commission basis or from other sources.

                       PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund are currently offered continuously at prices equal to the respective net asset values of the Portfolios, only to Minnesota Mutual and its separate accounts. The Fund sells its shares to that company without the use of any underwriter. It is possible that at some later date the Fund may offer its shares to other investors and it reserves the right to do so.

     Shares of the Fund are sold and redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                         FUND SHARES AND VOTING RIGHTS


     The authorized capital of the Fund consists of ten billion shares of capital stock (increased from one billion shares on April 28, 1987) with a par value of $.01 per share; 400,000,000 shares are allocated to the Asset Allocation Portfolio, 300,000,000 shares are allocated to the Growth Portfolio, and 200,000,000 shares are allocated to each of the Bond, Money Market, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Value Stock, Small Company Value, Global Bond and the four Maturing Government Bond Portfolios. The remaining shares may be allocated by the Board of Directors to any new or existing Portfolios.


     All shares of all Portfolios have equal voting rights, except that only shares of a particular Portfolio are entitled to vote certain matters pertaining only to that Portfolio. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a Portfolio whose shareholders have not approved such matter.

     Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and in net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable, have no preemptive, conversion, or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

     The Fund will not hold periodically scheduled shareholder meetings. Minnesota corporate law does not require an annual meeting. Instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. A special meeting may also be called at any time by the chief executive officer, two or more directors, or a shareholder or shareholders holding ten percent of the voting shares of the Fund. At a meeting called for the purpose, shareholders may remove any director by a vote of two-thirds of the outstanding shares. The Fund will assist shareholders seeking to call such a meeting in communicating with other shareholders, provided they are at least ten in number, have been shareholders for at least six months and hold in the aggregate at least one percent of the outstanding shares or shares having a value of at least $25,000, whichever is less. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions, and for all investment advisory contracts and amendments thereto.

                                NET ASSET VALUE

     The net asset value of the shares of the Portfolios is computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). The net asset value per share of each Portfolio is computed by adding the sum of the value of the securities held by that Portfolio plus any cash or other assets that it holds, subtracting all of its liabilities, and dividing the result by the total number of shares outstanding in that Portfolio at that time. Expenses, including the investment advisory fee payable to MIMLIC Management, are accrued daily.

     Securities held by the Growth Portfolio, the Bond Portfolio, the Asset Allocation Portfolio, the Mortgage Securities Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio, the International Stock Portfolio, the Small Company Portfolio, the Value Stock Portfolio and the four Maturing Government Bond Portfolios are valued at their market value.
Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, with calculations made by persons acting pursuant to the direction of the Board. However, debt securities of the International Stock Portfolio with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, and all securities in the Money Market Portfolio, are valued at amortized cost.

     All instruments held by the Money Market Portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument in the Portfolio, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed by dividing the annualized daily income of the Portfolio by the net asset value computed as described above may tend to be higher than a like computation made by a portfolio with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     The Money Market Portfolio values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Pursuant to Rule 2a-7, the Board of Directors of the Fund has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Money Market Portfolio and its shareholders to maintain a stable net asset value per share for such Portfolio of a constant $1.00 per share by virtue of the amortized cost method of valuation. The Money Market Portfolio will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the Portfolio's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share calculated using available market quotations from the Portfolio's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include reverse share splits, redemptions in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations.

     The Portfolio will, in further compliance with Rule 2a-7, maintain a dollar-weighted average Portfolio maturity not exceeding 90 days and will limit its Portfolio investments to those United States dollar-denominated instruments which the Board determines present minimal credit risks and which are eligible securities. The Portfolio will limit its investments in the securities of any one issuer to no more than 5% of Portfolio assets and it will limit investment in securities of less than the highest rated categories to 5% of Portfolio assets. Investment in the securities of any issuer of less than the highest rated categories will be limited to the greater of 1% of Portfolio assets or one million dollars. In addition, the Fund will reassess promptly any security which is in default or downgraded from its rating category to determine whether that security then presents minimal credit risks and whether continuing to hold the securities is in the best interests of the Portfolio in the Fund. In addition, the Fund will record, maintain, and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET PORTFOLIO


     Current annualized yield quotations for the Money Market Portfolio are based on the Portfolio's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the specified period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period.
The Fund may also quote the effective yield of the Money Market Portfolio for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. Purchasers of variable contracts issued by Minnesota Mutual should recognize that the yield on the assets relating to such a contract which are invested in shares of the Money Market Portfolio would be lower than the Money Market Portfolio's yield for the same period since charges assessed against such assets are not reflected in the Portfolio's yield. The yield and effective yield of the Money Market Portfolio for the seven-day period ended December 31, 1995 were 5.09% and 5.22%, respectively.


CURRENT YIELD FIGURES FOR OTHER PORTFOLIOS

     Yield quotations for Portfolios other than the Money Market and International Stock Portfolios are determined by dividing the Portfolio's net investment income per share for a 30-day period, excluding realized or unrealized gains or losses, by the net asset value per share on the last day of the period. In computing net investment income dividends are accrued daily based on the stated dividend rate of each dividend-paying security, and interest reflects an amortization of discount or premium on debt obligations (other than installment debt obligations) based upon the market value of each obligation on the last day of the preceding 30-day period. Undeclared earned income (net investment income which at the end of the base period has not been declared as a dividend but is expected to be declared shortly thereafter) is subtracted from the net asset value per share on the last day of the period. An annualized yield figure is determined under a formula which assumes that the net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the 30-day period ended December 31, 1995, the yields of the Growth Portfolio, Bond Portfolio, Asset Allocation Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, Capital Appreciation Portfolio, Small Company Portfolio, the Value Stock Portfolio and the 1998, 2002, 2006 and 2010 Maturing Government Bond Portfolios were .97%, 5.65%, 2.91%, 5.16%, 1.86%, -.19%, .39%, .90%, 5.80%, 6.03%, 6.04% and 6.23%, respectively.
Such figures reflect the voluntary absorption of certain Fund expenses by Minnesota Mutual described under "Investment Adviser" in the Prospectus. In the absence of such absorption of expenses, the yield figures for such Portfolios would have been .97%, 5.65%, 2.91%, 5.16%, 1.86%, -.19%, .39%, .90%, 5.50%,
5.44%, 5.28% and 4.67%, respectively.


TOTAL RETURN FIGURES FOR ALL PORTFOLIOS

     Cumulative total return quotations for the Portfolios represent the total return for the period since shares of the Portfolio became available for sale pursuant to the Fund's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period with dividend and capital gain distributions treated as reinvested.


     The cumulative total return figures published by the Fund will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses (described under "Investment Adviser" in the Prospectus). The cumulative total returns for the Portfolios for the specified periods ended December 31, 1995 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                              From Inception           Date of
                                                to 12/31/95           Inception
                                                -----------           ---------
Growth Portfolio                             187.3%   (183.9%)         12/3/85

Bond Portfolio                               142.0%   (139.8%)         12/3/85

Money Market Portfolio                        70.5%    (65.0%)         12/3/85

Asset Allocation Portfolio                   175.7%   (175.0%)         12/3/85

Mortgage Securities Portfolio                114.1%   (113.4%)          5/1/87

Index 500 Portfolio                          169.2%   (168.2%)          5/1/87

Capital Appreciation Portfolio               178.7%   (174.9%)          5/1/87

International Stock Portfolio                 53.0%    (52.9%)          5/1/92

Small Company Portfolio                       64.5%    (64.5%)          5/3/93

Value Stock Portfolio                         39.0%    (38.6%)          5/2/94

Maturing Government Bond -

                                     -19-


  1998 Portfolio                              16.1%    (14.8%)          5/2/94

  2002 Portfolio                              25.4%    (23.2%)          5/2/94

  2006 Portfolio                              34.9%    (31.8%)          5/2/94

  2010 Portfolio                              40.8%    (34.8%)          5/2/94




Yield quotations for Portfolios other than the Money Market Portfolio and all quotations of cumulative total return figures will be accompanied by average annual total return figures for a one-year period and for the period since shares of the Portfolio became available pursuant to the Fund's registration statement. Average annual total return figures are the average annual compounded rates of return required for an account with an initial investment of $1,000 to equal the redemption value of the account at the end of the period. The average annual total return figures published by the Fund will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 6, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any portfolio that exceeded .75% of the average daily net assets of such portfolio. For the period subsequent to March 6, 1987, Minnesota Mutual voluntarily absorbed the fees and expenses that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios, .55% of the average daily net assets of the Index 500 Portfolio, .90% of the average daily net assets of the Capital Appreciation, Small Company and Value Stock Portfolios and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio exclusive of the advisory fee. In addition, Minnesota Mutual has voluntarily agreed to absorb all fees and expenses that exceed .40% of average daily net assets for each of the four Maturing Government Bond Portfolios; however, for the Portfolios which mature in 1998 and 2002, Minnesota Mutual has voluntarily agreed to absorb such fees and expenses which exceed .20% of average daily net assets from the Portfolio's inception to April 30, 1998 and which exceed .40% of average daily net assets thereafter.



    The average annual rates of return for the Portfolios for the specified periods ended December 31, 1995 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                     Year Ended      Five Years         Ten Years    From Inception   Date of
                                      12/31/95     Ended 12/31/95    Ended 12/31/95    to 12/31/95   Inception
                                      --------     --------------    --------------    -----------   ---------
Growth Portfolio                  24.3%   (24.3%)  13.0%   (13.0%)  10.8%   (10.7%)    --       --    12/3/85

Bond Portfolio                    19.8%   (18.4%)   9.6%    (9.6%)   8.7%    (8.6%)    --       --    12/3/85

Money Market Portfolio             5.4%    (5.4%)   4.1%    (4.0%)   5.4%    (5.1%)    --       --    12/3/85

Asset Allocation Portfolio        25.0%   (25.0%)  12.7%   (12.7%)  10.3%   (10.2%)    --       --    12/3/85

Mortgage Securities Portfolio     18.0%   (18.0%)   9.0%    (9.0%)     --       --    9.2%   (9.1%)    5/1/87

Index 500 Portfolio               36.8%   (36.8%)  16.2%   (16.2%)     --       --    12.1%  (12.0%)   5/1/87

Capital Appreciation Portfolio    22.8%   (22.8%)  15.6%   (15.6%)     --       --    12.5%  (12.4%)   5/1/87

                                     -20-


International Stock Portfolio     14.2%   (14.2%)    --       --       --       --    12.3%  (12.3%)   5/1/92

Small Company Portfolio           32.1%   (32.1%)    --       --       --       --    20.5%  (20.5%)   5/3/93

Value Stock Portfolio             33.0%   (32.9%)    --       --       --       --    21.8%  (21.6%)   5/2/94

Maturing Government Bond-
 1998 Portfolio                   16.0%   (15.5%)    --       --       --       --    9.3%   (8.6%)    5/2/94

 2002 Portfolio                   25.0%   (24.0%)    --       --       --       --    14.5%  (13.3%)   5/2/94

 2006 Portfolio                   34.7%   (33.4%)    --       --       --       --    19.7%  (18.0%)   5/2/94

 2010 Portfolio                   41.2%   (38.5%)    --       --       --       --    22.8%  (19.6%)   5/2/94


Purchasers of variable contracts issued by Minnesota Mutual should recognize that the yield, cumulative total return and average annual total return on the assets relating to such a contract which are invested in shares of any of the above Portfolios would be lower than the yield, cumulative total return and average annual total return of such Portfolio for the same period since charges assessed against such assets are not reflected in the Portfolios' quotations.

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, each Maturing Government Bond Portfolio does not guarantee that a certain price per share will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

      (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

      (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year [for example, a] Portfolio with a maturity of ten years will be 90% composed of securities having remaining maturities of nine, ten or eleven years (rather than having half its securities with five-year maturities and half with fifteen-year maturities];

      (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

      (4)   Under normal conditions, maintaining a nominal cash balance;

      (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

      (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the adviser to calculate an anticipated value at maturity
(AVM) for each share of a Maturing Government Bond Portfolio, calculated as of the date of purchase of such share, that approximates the price per share that such share will achieve by the weighted average maturity date of its Portfolio. The AVM calculation for each Maturing Government Bond Portfolio is as follows:

                                                 2T
                               AVM = P(1 + AGR/2)

where P = the Portfolio's current price per share; T = the Portfolio's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes that the share owner will reinvest all dividend and capital gain distributions. It also assumes an expense ratio and a portfolio composition that remain constant for the life of the Maturing Government Bond Portfolio. Because expenses and composition do not remain constant, however, the Fund may calculate an AVM for each Maturing Government Bond Portfolio on any day on which the Fund values its securities. Such an AVM is applicable only to shares purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Fund may also calculate an anticipated growth rate
(AGR) for each Maturing Government Bond Portfolio on any day on which the Fund values its securities. AGR is a calculation of the anticipated annualized rate of growth for a Portfolio share, calculated from the date of purchase of such share to the Portfolio's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions and that each Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Portfolio AGR changes from day to day (i.e., a particular AGR calculation is applicable only to shares purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Portfolio's investments.

The Fund expects that a share owner who holds specific shares until a Portfolio's weighted average maturity date, and who reinvests all dividends and capital gain distributions, will realize an investment return and maturity value on those shares that do not differ substantially from the AGR and AVM calculated on the day such shares were purchased. The AGR and AVM calculated with respect to shares purchased on any other date, however, may be materially different.

                                     TAXES


    The Fund and each Portfolio qualified for the year ended December 31, 1995, and intends to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"). As a result of changes included in the Tax Reform Act of 1986, each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. If each Portfolio of the Fund qualifies as a "regulated investment company" and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from federal income tax, each Portfolio of the Fund will be relieved of such tax on the amounts distributed.


    To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest payments with respect to securities, and gains (without deduction for losses) from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

    Each Portfolio of the Fund with outstanding shares which were purchased to provide the Portfolio's initial capital (in an amount in excess of that specified in the Code) and which are not attributable to any of the Contracts is subject to a non-deductible excise tax equal to 4 percent of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. Currently, only the International Stock and Small Company Portfolios are subject to these distribution requirements. In order to avoid the imposition of this excise tax, each Portfolio generally must declare dividends by the end of a calendar year representing 98 percent of that Portfolio's ordinary income for the calendar year and 98 percent of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

    The foregoing is a general summary of applicable provisions of the Code and Treasury Regulations now in effect and as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as current interpretations thereof, may be changed at any time by legislative, judicial or administrative action.

    As the sole shareholder of the Fund will be Minnesota Mutual and the separate accounts of Minnesota Mutual, this statement does not discuss federal income tax consequences to the shareholder. For tax information with respect to an owner of a contract issued in connection with the separate accounts, see the Prospectus for those contracts.

                           REPORTS TO SHAREHOLDERS

    Annual and semi-annual reports containing financial statements of the Fund will be sent to shareholders.

                             INDEPENDENT AUDITORS


    The financial statements, as of and for the year ended December 31, 1995, of the Fund included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their report in this Statement of Additional Information, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
MIMLIC Series Fund, Inc.

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of MIMLIC Series Fund, Inc. as of December 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended (the year ended December 31, 1995 and the period from May 2, 1994, commencement of operations, to December 31, 1994 for the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios) and the financial highlights for each of the years in the five-year period then ended for the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Capital Appreciation Portfolios, each of the years in the three-year period ended December 31, 1995 and the period from May 1, 1992 to December 31, 1992 for International Stock Portfolio, each of the years in the two-year period ended December 31, 1995 and the period from May 3, 1993 to December 31, 1993 for Small Company Portfolio and the year ended December 31, 1995 and period from May 2, 1994 to December 31, 1994 for the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of MIMLIC Series Fund, Inc. as of December 31, 1995 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 2, 1996

GROWTH PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (98.5%)
  CAPITAL GOODS (8.0%)
    Machinery (8.0%)
   93,384  General Electric Company....................................  $    6,723,648
   45,300  Halliburton Company.........................................       2,293,313
   73,700  Millipore Corporation.......................................       3,030,913
   87,586  York International Corp.....................................       4,116,542
                                                                         --------------
                                                                             16,164,416
                                                                         --------------
  CONSUMER GOODS AND SERVICES (49.4%)
    Consumer Goods (27.7%)
   73,800  Abbott Laboratories.........................................       3,081,150
   86,000  Coca-Cola Company...........................................       6,385,500
  111,086  Columbia/HCA Healthcare Corporation.........................       5,637,614
   45,200  Gillette Company............................................       2,356,050
   50,800  Johnson & Johnson...........................................       4,349,750
  102,000  Merck & Co., Inc............................................       6,706,500
   66,418  Pepsico, Inc................................................       3,711,106
   65,800  Pfizer Inc..................................................       4,145,400
   64,000  Philip Morris Companies, Inc................................       5,792,000
   55,280  Procter & Gamble Company....................................       4,588,240
   35,800  Schering-Plough Corporation.................................       1,960,050
   46,400  Service Corporation International...........................       2,041,600
   52,300  Teva Pharmaceutical Industries (c)..........................       2,425,413
   40,100  United Health Care..........................................       2,626,550
                                                                         --------------
                                                                             55,806,923
                                                                         --------------
    Consumer Services (6.4%)
   54,688  CUC International Inc (b)...................................       1,866,228
   91,500  GTECH Holdings Corporation (b)..............................       2,379,000
  109,141  Manpower....................................................       3,069,591
   46,500  McDonalds Corporation.......................................       2,098,312
   85,300  Quebecor Printing Incorporated..............................       1,439,437
   33,200  Walt Disney Company.........................................       1,958,800
                                                                         --------------
                                                                             12,811,368
                                                                         --------------
    Food (3.5%)
   49,300  Conagra, Inc................................................       2,033,625
   28,800  CPC International...........................................       1,976,400
   30,000  Heinz Company...............................................         993,750
   64,500  Sara Lee Corporation........................................       2,055,937
                                                                         --------------
                                                                              7,059,712
                                                                         --------------
    Retail (6.5%)
  122,300  Home Depot Inc..............................................       5,855,112
    2,100  Intimate Brands Inc.........................................          31,500
   76,500  Kohl's Inc (b)..............................................       4,016,250
   67,300  Office Depot, Inc. (b)......................................       1,329,175
   81,800  Wal-Mart Stores, Inc........................................       1,830,275
                                                                         --------------
                                                                             13,062,312
                                                                         --------------
    Consumer Cyclical (5.3%)
   60,608  Exide Corporation...........................................       2,780,392
   46,200  Magna International Inc.....................................       1,998,150
  130,400  Newell Co...................................................       3,374,100
   47,606  Omnicom Group...............................................       1,773,323
   51,700  Sunbeam Corporation.........................................         788,425
                                                                         --------------
                                                                             10,714,390
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (16.3%)
    Finance (10.4%)
   28,518  American International Group, Inc...........................  $    2,637,915
   40,970  Federal Home Loan Mortgage Corporation......................       3,420,995
   69,466  First Data Corporation......................................       4,645,539
   37,225  First Union Corporaiton.....................................       2,070,641
   47,000  MGIC Investment Corporation.................................       2,549,750
   86,000  Norwest Corporation.........................................       2,838,000
   58,350  SunAmerica Incorporated.....................................       2,771,625
                                                                         --------------
                                                                             20,934,465
                                                                         --------------
    Utilities (5.9%)
  102,100  AT&T Corporation............................................       6,610,975
   95,300  California Energy Company Incorporated (b)..................       1,858,350
   47,500  GTE Corporation.............................................       2,090,000
   97,500  Huaneng Power International Inc. (b)(c).....................       1,401,562
                                                                         --------------
                                                                             11,960,887
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (8.4%)
    Energy (2.9%)
   29,150  Amoco Corporation...........................................       2,095,156
   16,120  Mobil Corporation...........................................       1,805,440
   14,400  Royal Dutch Petroleum (c)...................................       2,032,200
                                                                         --------------
                                                                              5,932,796
                                                                         --------------
    Materials (3.5%)
   94,500  Morton International........................................       3,390,187
  107,900  Praxair Inc.................................................       3,628,138
                                                                         --------------
                                                                              7,018,325
                                                                         --------------
    Transportation (2.0%)
   74,200  Fritz Companies (b).........................................       3,079,300
   12,300  Norfolk Southern Corporation................................         976,313
                                                                         --------------
                                                                              4,055,613
                                                                         --------------
  TECHNOLOGY (16.4%)
   28,300  Automatic Data Processing Inc...............................       2,101,275
   53,550  Bay Networks Inc. (b).......................................       2,202,244
   69,376  Computer Associates International...........................       3,945,760
   29,400  Computer Sciences Corporation (b)...........................       2,065,350
   73,600  DSC Communications (b)......................................       2,714,000
  147,600  Equifax Incorporated........................................       3,154,950
   45,041  Intel.......................................................       2,556,077
   18,900  Microsoft Corporation (b)...................................       1,658,475
   40,000  Motorola....................................................       2,280,000
   86,950  Oracle Corporation (b)......................................       3,684,506
   83,900  Pall Corporation............................................       2,254,813
   62,500  Worldcom, Incorported (b)...................................       2,203,125
   16,300  Xerox Corporation...........................................       2,233,100
                                                                         --------------
                                                                             33,053,675
                                                                         --------------
Total common stocks
    (cost: $163,321,322)...............................................     198,574,882
                                                                         --------------

              See accompanying notes to investments in securities.

GROWTH PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (1.3%)
$2,568,476 Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.................  $    2,568,476
                                                                                                     --------------
           Total short-term securities (cost: $2,568,476)..........................................       2,568,476
                                                                                                     --------------
           Total investments in securities (cost: $165,889,798) (d)................................  $  201,143,358
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 2.9% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995 the cost of securities for federal income tax purposes was $166,032,734. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $36,860,654
        Gross unrealized depreciation.............   (1,750,030)
                                                    -----------
        Net unrealized appreciation...............  $35,110,624
                                                    -----------
                                                    -----------

BOND PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
LONG-TERM DEBT SECURITIES (95.1%)
  GOVERNMENT OBLIGATIONS (55.7%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (53.2%)
      U.S. Treasury (34.5%)
$4,600,000  U.S. Treasury Bond..........................................  12.000%   08/15/13  $ 7,099,806
 5,000,000  U.S. Treasury Bond..........................................   8.125%   08/15/19    6,287,500
 6,850,000  U.S. Treasury Bond..........................................   8.000%   11/15/21    8,573,193
   650,000  U.S. Treasury Bond..........................................   7.500%   11/15/24      780,812
 4,050,000  U.S. Treasury Strip (c).....................................   5.675%   02/15/01    3,083,063
 6,400,000  U.S. Treasury Strip (c).....................................   5.645%   08/15/99    5,294,138
 1,750,000  U.S. Treasury Note..........................................   6.750%   05/31/99    1,827,656
 1,750,000  U.S. Treasury Note..........................................   8.875%   11/15/98    1,915,700
                                                                                              -----------
                                                                                               34,861,868
                                                                                              -----------
      Government National Mortgage Association (12.5%)
   402,450  ............................................................   8.500%   12/15/22      423,010
   384,640  ............................................................   8.500%   10/15/22      404,291
   399,904  ............................................................   7.500%   02/15/23      411,485
   749,910  ............................................................   8.000%   09/15/24      781,398
   493,071  ............................................................   7.000%   03/15/24      499,224
   445,383  ............................................................   7.000%   05/15/24      450,940
   731,032  ............................................................   6.500%   11/15/23      727,120
   446,260  ............................................................   7.500%   02/15/24      458,983
   286,059  ............................................................   7.000%   02/15/24      289,628
   499,207  ............................................................   7.500%   10/15/25      513,239
   943,613  ............................................................   7.000%   11/15/23      956,096
   961,074  ............................................................   6.500%   05/15/24      954,499
   982,575  ............................................................   7.500%   09/15/24    1,010,587
 1,955,239  ............................................................   8.000%   04/15/25    2,035,893
   880,485  ............................................................   7.500%   10/15/25      905,234
   489,135  ............................................................   7.000%   10/15/25      494,941
 1,250,168  ............................................................   7.000%   11/15/24    1,265,769
                                                                                              -----------
                                                                                               12,582,337
                                                                                              -----------
      Other U.S. Government Agencies (6.2%)
 1,500,000  Federal Home Loan Mortgage Corporation......................   7.030%   04/05/04    1,539,131
 1,000,000  Federal National Mortgage Association.......................   8.590%   02/03/05    1,052,579
 1,000,000  Federal Farm Credit Bank....................................   6.960%   06/06/00    1,004,703
   483,225  Federal Home Loan Mortgage Corporation......................   6.500%   12/01/23      479,040
 1,475,929  Federal National Mortgage Association.......................   7.000%   09/01/17    1,487,735
   750,000  Federal National Morgage Association CMO Sequential Payer
            (GNMA 8%)...................................................   6.000%   04/25/19      738,269
                                                                                              -----------
                                                                                                6,301,457
                                                                                              -----------
    OTHER GOVERNMENT OBLIGATIONS (.7%)
   600,000  Quebec Province Of Canada (b)...............................   9.375%   04/01/99      661,733
                                                                                              -----------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.8%)
 1,848,000  Wyoming Community Development Authority.....................   6.850%   06/01/10    1,843,380
                                                                                              -----------
            Total government obligations (cost: $53,658,017)................................   56,250,775
                                                                                              -----------
  CORPORATE OBLIGATIONS (39.4%)
    CAPITAL GOODS (2.3%)
      Machinery (2.3%)
 2,100,000  Joy Technologies Incorporated...............................  10.250%   09/01/03    2,372,637
                                                                                              -----------
    BASIC INDUSTRIES (2.0%)
      Paper and Forest Products (2.0%)
 2,000,000  Jefferson Smurfit Group PLC (b).............................   6.750%   11/20/05    2,050,474
                                                                                              -----------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
  CORPORATE OBLIGATIONS--CONTINUED
    CONSUMER STAPLES (8.8%)
      Drugs (1.8%)
$1,750,000  American Home Products Corporation..........................   6.500%   10/15/02  $ 1,798,781
                                                                                              -----------
      Entertainment (1.6%)
 1,500,000  Royal Caribbean Cruises Limited.............................   8.250%   04/01/05    1,618,699
                                                                                              -----------
      Food (1.0%)
 1,035,714  General Mills Inc...........................................   6.235%   03/15/97    1,042,721
                                                                                              -----------
      Media (4.4%)
 2,000,000  Fisher Scientific International.............................   7.125%   12/15/05    2,010,648
 1,000,000  Time Warner Entertainment...................................   9.625%   05/01/02    1,157,564
 1,250,000  Time Warner Incorporated....................................   7.950%   02/01/00    1,320,524
                                                                                              -----------
                                                                                                4,488,736
                                                                                              -----------
    ENERGY (1.6%)
      Natural Gas Distribution (1.6%)
 1,500,000  Consolidated Natural Gas Company............................   8.750%   06/01/99    1,641,404
                                                                                              -----------
    FINANCIAL (16.8%)
      Commercial Finance (10.9%)
 1,000,000  American Express Credit.....................................   6.125%   11/15/01    1,011,704
 1,710,000  Associates Corporation of North America.....................   6.750%   10/15/99    1,767,863
 2,300,000  Chrysler Financial Corporation..............................   6.180%   12/15/00    2,309,129
 2,000,000  Ford Motor Credit...........................................   4.810%   03/18/99    1,985,000
 1,000,000  Ford Motor Credit...........................................   6.250%   12/08/05      999,583
 1,500,000  Franchise Finance Corporation of America....................   7.000%   11/30/00    1,507,624
 1,500,000  General Motors Acceptance Corporation.......................   5.500%   12/15/01    1,446,430
                                                                                              -----------
                                                                                               11,027,333
                                                                                              -----------
      Consumer Finance (1.1%)
 1,000,000  American General Finance....................................   8.500%   08/15/98    1,068,398
                                                                                              -----------
      Real Estate (4.8%)
 1,339,962  Green Tree Financial Corporation............................   6.900%   02/15/04    1,350,427
   888,860  Green Tree Finance Company Limited Net Interest Margin
            Trust.......................................................   7.250%   07/15/05      901,878
 1,000,000  Property Trust of America...................................   7.500%   02/15/14    1,012,023
 1,500,000  Security Capital Industrial Trust...........................   7.875%   05/15/09    1,593,249
                                                                                              -----------
                                                                                                4,857,577
                                                                                              -----------
    UTILITIES (3.7%)
      Electric (1.3%)
   345,000  Connecticut Light & Power Company...........................   7.625%   04/01/97      350,533
 1,000,000  Korea Electric Power Global (b).............................   6.375%   12/01/03    1,002,075
                                                                                              -----------
                                                                                                1,352,608
                                                                                              -----------
      Telephones (2.4%)
 1,250,000  AT&T Corporation............................................   8.350%   01/15/25    1,428,005
   850,000  GTE North...................................................   8.500%   12/15/31      955,045
                                                                                              -----------
                                                                                                2,383,050
                                                                                              -----------
    TRANSPORTATION (4.2%)
      Trucking (2.1%)
 2,000,000  Consolidated Freightways Inc (d)............................   7.350%   06/01/05    2,096,336
                                                                                              -----------
      Water Transportation (2.1%)
 1,000,000  Overseas Shipholding Group..................................   8.750%   12/01/13    1,065,668
 1,000,000  Overseas Shipholding Group..................................   8.000%   12/01/03    1,031,716
                                                                                              -----------
                                                                                                2,097,384
                                                                                              -----------
            Total corporate obligations (cost: $38,915,758).................................   39,896,138
                                                                                              -----------
            Total long-term debt securities (cost: $92,573,775).............................   96,146,913
                                                                                              -----------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
SHORT-TERM SECURITIES (2.3%)
$2,305,798  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.........  $ 2,305,798
                                                                                              -----------
            Total short-term securities (cost: $2,305,798)..................................    2,305,798
                                                                                              -----------
            Total investments in securities (cost: $94,879,573) (e).........................  $98,452,711
                                                                                              -----------
                                                                                              -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The portfolio held 3.7% of net assets in foreign securities at December 31, 1995.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE         COST
--------                                            -----------  ----------
Consolidated Freightways Inc. ....................    9/7/95     $2,003,800
                                                                 ----------
                                                                 ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $94,938,447. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $3,538,615
        Gross unrealized depreciation.............     (24,351)
                                                    ----------
        Net unrealized appreciation...............  $3,514,264
                                                    ----------
                                                    ----------

MONEY MARKET PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                   MARKET
PRINCIPAL                                                                                         VALUE(A)
----------                                                                                       -----------
COMMERCIAL PAPER (93.7%)
  CAPITAL GOODS (3.4%)
    Information Processing (3.4%)
$1,015,000  Hewlett-Packard.............................................   5.80%   01/24/96      $ 1,011,190
                                                                                                 -----------
  CONSUMER STAPLES (30.6%)
    Drugs (7.2%)
 1,185,000  American Home Products (c)..................................   5.85%   02/02/96        1,178,808
 1,000,000  Schering Corporation........................................   5.75%   01/17/96          997,375
                                                                                                 -----------
                                                                                                   2,176,183
                                                                                                 -----------
    Food (20.0%)
 1,127,000  Brown Forman................................................   5.87%   01/16/96        1,124,145
 1,210,000  Cargill Inc.................................................   5.79%   02/06/96        1,202,998
 1,310,000  Coca Cola Company...........................................   5.72%   02/02/96        1,303,299
 1,315,000  CPC International Inc (c)...................................   5.79%   02/16/96        1,305,352
 1,100,000  Pepsico Inc.................................................   5.82%   01/24/96        1,095,820
                                                                                                 -----------
                                                                                                   6,031,614
                                                                                                 -----------
    Media (3.4%)
   900,000  McGraw-Hill.................................................   5.83%   01/26/96          896,315
   145,000  McGraw-Hill.................................................   5.74%   03/19/96          143,224
                                                                                                 -----------
                                                                                                   1,039,539
                                                                                                 -----------
  ENERGY (6.3%)
    Natural Gas Distribution (6.3%)
 1,000,000  Equitable Resources Inc (c).................................   5.90%   01/23/96          996,333
   900,000  Northern Illinois Gas Company...............................   5.82%   01/12/96          898,299
                                                                                                 -----------
                                                                                                   1,894,632
                                                                                                 -----------
  FINANCIAL (17.3%)
    Consumer Finance (17.3%)
 1,000,000  American General Finance....................................   5.73%   02/28/96          990,855
   865,000  Associates Corporation......................................   5.79%   02/20/96          858,089
 1,000,000  BellSouth Capital Funding Corporation.......................   5.80%   01/05/96          999,215
 1,045,000  Ford Motor Credit...........................................   5.85%   01/22/96        1,041,373
   285,000  Ford Motor Credit...........................................   5.58%   03/29/96          281,174
 1,065,000  GMAC........................................................   5.86%   02/08/96        1,058,447
                                                                                                 -----------
                                                                                                   5,229,153
                                                                                                 -----------
  UTILITIES ( 32.3%)
    Electric (20.5%)
   675,000  Alabama Power...............................................   5.75%   02/08/96          670,890
   900,000  Baltimore Gas & Electric....................................   5.82%   01/11/96          898,441
   850,000  Madison Gas & Electric......................................   5.82%   01/16/96          847,854
 1,000,000  MidAmerican Energy Company..................................   5.86%   01/08/96          998,731
   315,000  MidAmerican Energy Company..................................   5.77%   02/09/96          313,023
 1,075,000  Northern States Power.......................................   5.63%   02/27/96        1,065,474
   730,000  Public Service Electric & Gas Company.......................   6.02%   01/19/96          727,727
   150,000  Public Service Electric & Gas Company.......................   5.89%   02/23/96          148,706
   495,000  Public Service Electric & Gas Company.......................   5.91%   02/23/96          490,716
                                                                                                 -----------
                                                                                                   6,161,562
                                                                                                 -----------
    Telephones (11.8%)
   900,000  Ameritech Corporation.......................................   5.78%   03/06/96          890,842
 1,070,000  AT&T Corporation............................................   5.82%   02/09/96        1,063,319
   625,000  GTE Northwest...............................................   5.78%   02/14/96          620,586
 1,000,000  Southwestern Bell (c).......................................   5.81%   01/09/96          998,575
                                                                                                 -----------
                                                                                                   3,573,322
                                                                                                 -----------

              See accompanying notes to investments in securities.

MONEY MARKET PORTFOLIO

                                                                                                   MARKET
PRINCIPAL                                                                                         VALUE(A)
----------                                                                                       -----------
  TECHNOLOGY (3.8%)
$1,140,000  Rockwell International Corp (c).............................   5.82%   01/18/96      $ 1,136,763
                                                                                                 -----------
            Total commercial paper (cost: $28,253,958)........................................    28,253,958
                                                                                                 -----------
OTHER SHORT-TERM SECURITIES (4.0%)
 1,192,220  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%...........     1,192,220
                                                                                                 -----------
            Total other short-term securities (cost: $1,192,220)..............................     1,192,220
                                                                                                 -----------
            Total investments in securities (cost: $29,446,178) (b)...........................   $29,446,178
                                                                                                 -----------
                                                                                                 -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at December 31, 1995.
(c) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.

ASSET ALLOCATION PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (55.5%)
  CAPITAL GOODS (3.8%)
    Machinery (3.8%)
   87,726  General Electric Company....................................  $    6,316,271
   21,700  Millipore Corporation.......................................         892,413
   51,005  United Waste Systems, Inc. (b)..............................       1,899,936
   87,987  York International Corp.....................................       4,135,389
                                                                         --------------
                                                                             13,244,009
                                                                         --------------
  CONSUMER GOODS AND SERVICES (19.5%)
    Consumer Goods (10.6%)
   77,393  Columbia/HCA Healthcare Corporation.........................       3,927,695
   36,000  Gillette Company............................................       1,876,500
   48,200  Johnson & Johnson...........................................       4,127,125
   81,903  Pepsico, Inc................................................       4,576,330
   86,360  Pfizer Inc..................................................       5,440,680
   59,800  Philip Morris Companies, Inc................................       5,411,900
   53,455  Procter & Gamble Company....................................       4,436,765
  110,700  Service Corporation International...........................       4,870,800
   52,900  Teva Pharmaceutical Industries (c)..........................       2,453,238
                                                                         --------------
                                                                             37,121,033
                                                                         --------------
    Consumer Services (1.9%)
   98,972  CUC International, Inc. (b).................................       3,377,420
   54,800  GTECH Holdings Corporation (b)..............................       1,424,800
   69,195  Manpower....................................................       1,946,109
                                                                         --------------
                                                                              6,748,329
                                                                         --------------
    Food (1.1%)
   54,800  CPC International...........................................       3,760,650
                                                                         --------------
    Retail (1.0%)
   46,540  Home Depot, Inc.............................................       2,228,103
   57,276  Office Depot, Inc (b).......................................       1,131,201
                                                                         --------------
                                                                              3,359,304
                                                                         --------------
    Consumer Cyclicals (4.9%)
   58,990  Exide Corporation...........................................       2,706,166
   44,100  Magna International Inc.....................................       1,907,325
  120,400  Newell Company..............................................       3,115,350
   91,604  Omnicom Group...............................................       3,412,249
   85,400  Owens-Corning Fiberglas Corporation (b).....................       3,832,325
   48,300  Tommy Hilfiger Corporation (b)..............................       2,046,713
                                                                         --------------
                                                                             17,020,128
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (10.0%)
    Finance (10.0%)
   88,100  American Express Company....................................  $    3,645,138
   49,140  American International Group, Inc...........................       4,545,450
   65,930  Federal Home Loan Mortgage Corporation......................       5,505,155
   83,926  First Data Corporation......................................       5,612,551
   74,600  MBIA Inc....................................................       5,595,000
   77,200  MGIC Investment Corporation.................................       4,188,100
  173,950  Norwest Corporation.........................................       5,740,349
                                                                         --------------
                                                                             34,831,743
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (7.9%)
    Energy (4.0%)
   30,020  Amoco Corporation...........................................       2,157,688
  102,800  Columbia Gas System, Inc. (b)...............................       4,510,350
   31,230  Mobil Corporation...........................................       3,497,760
   26,950  Royal Dutch Petroleum (c)...................................       3,803,319
                                                                         --------------
                                                                             13,969,117
                                                                         --------------
    Materials (1.8%)
  187,700  Praxair Inc.................................................       6,311,413
                                                                         --------------
    Transportation (2.1%)
   79,300  Fritz Companies (b).........................................       3,290,950
   76,200  Landstar System, Inc. (b)...................................       2,038,350
   26,825  Norfolk Southern Corporation................................       2,129,234
                                                                         --------------
                                                                              7,458,534
                                                                         --------------
  TECHNOLOGY (14.3%)
   19,800  Adtran Inc. (b).............................................       1,075,388
   54,600  Automatic Data Processing Inc...............................       4,054,050
   76,650  Bay Networks, Inc. (b)......................................       3,152,231
  116,109  Computer Associates International...........................       6,603,698
   69,500  Computer Sciences Corporation (b)...........................       4,882,375
  144,500  Danka Business Systems, PLC. (c)............................       5,346,500
  194,400  Equifax Incorporated........................................       4,155,300
   52,600  Fore Systems, Inc. (b)......................................       3,129,700
  138,820  Informix Corporation (b)....................................       4,164,600
   67,181  Intel.......................................................       3,812,522
  124,780  Oracle Corporation (b)......................................       5,287,553
   53,200  Worldcom, Inc. (b)..........................................       1,875,300
   17,600  Xerox Corporation...........................................       2,411,200
                                                                         --------------
                                                                             49,950,417
                                                                         --------------
Total common stocks
    (cost: $160,635,858)...............................................     193,774,677
                                                                         --------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
LONG-TERM DEBT SECURITIES (34.8%)
  GOVERNMENT OBLIGATIONS (16.6%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (15.4%)
      U.S. Treasury (10.3%)
$  6,025,000  U.S. Treasury Bond..........................................           12.000%   08/15/13  $   9,299,202
   3,500,000  U.S. Treasury Bond..........................................            8.125%   08/15/19      4,401,250
   6,875,000  U.S. Treasury Bond..........................................            8.000%   11/15/21      8,604,482
     200,000  U.S. Treasury Bond..........................................            7.500%   11/15/24        240,250
   3,600,000  U.S. Treasury Strip (d).....................................            5.675%   02/15/01      2,740,500
   1,750,000  U.S. Treasury Strip (d).....................................            5.705%   02/15/04      1,114,066
   3,450,000  U.S. Treasury Strip (d).....................................            5.270%   08/15/99      2,853,871
   4,500,000  U.S. Treasury Strip (d).....................................            5.772%   11/15/01      3,282,296
     750,000  U.S. Treasury Note..........................................            6.750%   05/31/99        783,281
   2,400,000  U.S. Treasury Note..........................................            8.875%   11/15/98      2,627,246
                                                                                                         -------------
                                                                                                            35,946,444
                                                                                                         -------------
      Government National Mortgage Association (3.9%)
     854,726  ............................................................            7.500%   02/15/24        879,093
     383,979  ............................................................            6.500%   11/15/23        381,924
     911,472  ............................................................            6.500%   03/15/24        905,237
     360,819  ............................................................            7.500%   06/15/24        371,106
     402,320  ............................................................            7.500%   06/15/24        413,790
     316,405  ............................................................            6.500%   11/15/23        314,712
     581,968  ............................................................            6.500%   11/15/23        578,854
     260,744  ............................................................            6.500%   11/15/23        259,349
      25,925  ............................................................            6.500%   03/15/24         25,747
     669,390  ............................................................            7.500%   02/15/24        688,474
     327,624  ............................................................            6.500%   11/15/23        325,871
      56,485  ............................................................            7.500%   12/15/23         58,121
      24,524  ............................................................            6.500%   02/15/24         24,356
   1,428,203  ............................................................            7.500%   07/15/24      1,468,919
     252,678  ............................................................            7.500%   06/15/24        259,881
     353,099  ............................................................            7.500%   06/15/24        363,165
     703,869  ............................................................            7.500%   05/15/24        723,936
     470,245  ............................................................            7.500%   06/15/24        483,651
   1,956,542  ............................................................            7.000%   10/15/25      1,979,764
     748,893  ............................................................            7.500%   10/15/25        769,944
   1,750,234  ............................................................            7.000%   11/15/24      1,772,075
     462,533  GNMA Midget II..............................................            7.500%   06/20/02        475,035
     232,779  GNMA Midget II..............................................            7.500%   07/20/02        239,070
                                                                                                         -------------
                                                                                                            13,762,074
                                                                                                         -------------
      Other U.S. Government Agencies (1.2%)
   2,600,000  Federal National Mortgage Association.......................            8.590%   02/03/05      2,736,705
   1,454,412  Federal Home Loan Mortgage Corporation......................            6.500%   12/01/23      1,441,815
                                                                                                         -------------
                                                                                                             4,178,520
                                                                                                         -------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.2%)
   4,070,000  Wyoming Community Development Authority.....................            6.850%   06/01/10      4,059,824
                                                                                                         -------------
              Total government obligations (cost: $55,765,125).........................................     57,946,862
                                                                                                         -------------
  CORPORATE OBLIGATIONS (18.2%)
    CAPITAL GOODS (1.2%)
      Electronics (.2%)
     500,000  Xerox Corporation...........................................            9.200%   07/15/99        510,824
                                                                                                         -------------
      Machinery (1.0%)
   3,124,000  Joy Technologies Incorporated...............................           10.250%   09/01/03      3,529,580
                                                                                                         -------------
    BASIC INDUSTRIES (.9%)
      Paper And Forest Products (.9%)
   3,000,000  Jefferson Smurfit Group PLC (c).............................            6.750%   11/20/05      3,075,711
                                                                                                         -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
  CORPORATE OBLIGATIONS--CONTINUED
    CONSUMER STAPLES (4.5%)
      Drugs (.7%)
$  2,500,000  American Home Products Corporation..........................            6.500%   10/15/02  $   2,569,688
                                                                                                         -------------
      Entertainment (.5%)
   1,750,000  Royal Caribbean Cruises.....................................            8.250%   04/01/05      1,888,483
                                                                                                         -------------
      Food (.3%)
     857,143  General Mills Inc...........................................            6.235%   03/15/97        862,941
                                                                                                         -------------
      Media (3.0%)
   3,500,000  Fisher Scientific International Inc.........................            7.125%   12/15/05      3,518,634
   2,400,000  Time Warner Entertainment...................................            9.625%   05/01/02      2,778,154
     600,000  Time Warner Incorporated....................................            7.950%   02/01/00        633,851
   3,500,000  News America Holdings.......................................            7.700%   10/30/25      3,581,529
                                                                                                         -------------
                                                                                                            10,512,168
                                                                                                         -------------
    ENERGY (1.4%)
      Natural Gas Distribution (1.0%)
   3,100,000  Consolidated Natural Gas Company............................            8.750%   06/01/99      3,392,234
                                                                                                         -------------
      Natural Gas Pipelines (.4%)
   1,500,000  Enron Corporation...........................................            8.500%   02/01/00      1,550,835
                                                                                                         -------------
    FINANCIAL (7.3%)
      Consumer Finance (6.2%)
   1,000,000  American Express Credit Company.............................            6.125%   11/15/01      1,011,704
   1,400,000  American General Finance Corporation........................            8.500%   08/15/98      1,495,757
   3,000,000  Chrysler Financial Corporation..............................            6.180%   12/15/00      3,011,907
   2,750,000  Federal Farm Credit Bank....................................            6.960%   06/06/00      2,762,933
   2,000,000  Ford Motor Credit Company...................................            4.810%   03/18/99      1,985,000
   3,400,000  Ford Motor Credit Company...................................            6.250%   12/08/05      3,398,582
   2,000,000  Franchise Finance Corp of America...........................            7.000%   11/30/00      2,010,166
   2,600,000  General Motors Acceptance Corp..............................            5.500%   12/15/01      2,507,146
   3,300,000  Associates Corporation of North America.....................            6.750%   10/15/99      3,411,665
                                                                                                         -------------
                                                                                                            21,594,860
                                                                                                         -------------
      Real Estate (1.1%)
   1,500,000  Property Trust of America...................................            7.500%   02/15/14      1,518,035
   2,250,000  Security Capital Industrial Trust...........................            7.875%   05/15/09      2,389,874
                                                                                                         -------------
                                                                                                             3,907,909
                                                                                                         -------------
    UTILITIES (1.3%)
      Electric (.6%)
   1,600,000  Korea Electric Power Global (c).............................            6.375%   12/01/03      1,603,320
     500,000  Oklahoma Gas & Electric Co..................................            6.375%   01/01/98        500,906
                                                                                                         -------------
                                                                                                             2,104,226
                                                                                                         -------------
      Telephones (.7%)
   2,350,000  GTE Northwest Inc...........................................            6.125%   02/15/99      2,379,455
                                                                                                         -------------
    TRANSPORTATION (1.6%)
      Air Transportation (.5%)
   1,500,000  Delta Air Lines Inc.........................................            9.200%   09/23/14      1,699,352
                                                                                                         -------------
      Water Transportation (1.1%)
   2,250,000  Overseas Shipholders Group..................................            8.750%   12/01/13      2,397,753
   1,250,000  Overseas Shipholding Group..................................            8.000%   12/01/03      1,289,645
                                                                                                         -------------
                                                                                                             3,687,398
                                                                                                         -------------
              Total corporate obligations (cost: $61,693,030)..........................................     63,265,664
                                                                                                         -------------
              Total long-term debt securities (cost: $117,458,155).....................................    121,212,526
                                                                                                         -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
SHORT-TERM SECURITIES (9.1%)
$  6,603,871  Temporary Investment Fund, Inc.--Tempfund Portfolio, current rate 5.82%..................  $   6,603,871
   2,000,000  U.S. Treasury Bill..........................................            5.410%   01/11/96      1,996,606
   5,375,000  U.S. Treasury Bill..........................................      5.240-5.480%   02/15/96      5,341,675
   2,000,000  Lubrizol Corporation CP.....................................            5.710%   01/31/96      1,989,733
   1,600,000  Public Service Energy & Gas CP..............................            6.020%   01/19/96      1,594,839
   1,470,000  Public Service Energy & Gas CP..............................            6.010%   01/29/96      1,463,038
   9,750,000  Southwest Bell Capital Corporation CP.......................            5.780%   02/13/96      9,681,478
   3,000,000  Xerox Credit CP.............................................            5.850%   01/25/96      2,987,558
                                                                                                         -------------
              Total short-term securities (cost: $31,658,512)..........................................     31,658,798
                                                                                                         -------------
              Total investments in securities (cost: $309,752,525) (e).................................  $ 346,646,001
                                                                                                         -------------
                                                                                                         -------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 4.7% of net assets in foreign securites as of December 31, 1995.
(d) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(e) At December 31, 1995 the cost of securities for federal income tax purposes was $309,858,905. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $38,178,317
        Gross unrealized depreciation.............   (1,391,221)
                                                    -----------
        Net unrealized appreciation...............  $36,787,096
                                                    -----------
                                                    -----------

MORTGAGE SECURITIES PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                     MARKET
 PRINCIPAL                                                                                          VALUE(A)
-----------                                                                                        -----------
LONG-TERM DEBT SECURITIES (98.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (65.8%)
    Federal Home Loan Mortgage Corporation (8.6%)
$   919,730  Bi-weekly...................................................   7.000%   12/01/22      $   929,488
  2,183,987  Bi-weekly...................................................   6.500%   12/01/23        2,165,071
  1,932,102  20 Year Gold................................................   6.500%   07/01/13        1,924,758
    988,371  20 Year Gold................................................   6.500%   05/01/14          984,614
                                                                                                   -----------
                                                                                                     6,003,931
                                                                                                   -----------
    Federal National Mortgage Association (19.8%)
  1,236,946  FHR 1048 Y PAC Accrual Bond (FHLMC 9.5%) (c)................   5.000%   01/15/02        1,173,094
    500,000  CMO PAC Targeted Amortization Class (GNMA 8%)...............   6.000%   12/25/08          492,500
  2,600,000  CMO Sequential Payer (GNMA 8%)..............................   6.000%   04/25/19        2,559,333
    719,418  PAC Accrual Bond (FNMA 10%).................................   6.900%   06/25/19          712,460
  1,070,182  Bi-weekly...................................................   6.000%   07/01/07        1,058,516
  1,389,205  Bi-weekly...................................................   6.500%   03/01/17        1,376,659
    480,695  Bi-weekly...................................................   6.500%   02/01/17          476,354
  1,811,321  Bi-weekly...................................................   7.000%   09/01/17        1,825,809
      9,029  ............................................................   8.000%   05/01/22            9,444
    953,994  ............................................................   6.000%   11/01/13          933,597
    407,158  ............................................................   6.500%   03/01/14          405,403
  1,912,962  ............................................................   7.000%   09/01/15        1,939,512
    870,199  ............................................................   6.500%   01/01/14          867,048
                                                                                                   -----------
                                                                                                    13,829,729
                                                                                                   -----------
    Government National Mortgage Association (15.6%)
    566,330  ............................................................   8.000%   12/15/15          591,548
    362,191  ............................................................   8.000%   02/15/16          378,319
    323,372  ............................................................   8.000%   02/15/16          337,772
    380,091  ............................................................   8.000%   02/15/16          397,016
    513,824  ............................................................   8.000%   03/15/16          536,704
    567,185  ............................................................   7.000%   04/15/16          575,516
    368,533  ............................................................   7.000%   09/15/16          375,866
    735,567  ............................................................   7.000%   08/15/16          750,205
    336,945  ............................................................   7.000%   05/15/17          343,684
    364,263  ............................................................   7.000%   07/15/17          371,548
    152,826  ............................................................   7.500%   02/15/17          157,733
    195,751  ............................................................   7.500%   06/15/17          202,037
    294,815  ............................................................   7.000%   03/15/17          300,711
    190,906  ............................................................   7.500%   06/15/17          197,036
    197,874  ............................................................   7.500%   10/15/17          204,228
    308,402  ............................................................   7.000%   05/15/17          314,570
      7,344  ............................................................   8.500%   03/15/22            7,719
    475,138  GNMA II.....................................................   7.500%   09/20/16          488,180
     79,697  GNMA II.....................................................   8.500%   10/20/16           83,897
    381,230  GNMA II.....................................................   7.500%   09/20/16          391,695
    691,168  GNMA II.....................................................   8.000%   02/20/17          721,082
    226,672  GNMA II.....................................................   8.500%   10/20/16          238,618
    936,135  GNMA II.....................................................   8.500%   07/20/17          984,495
    263,706  GNMA II.....................................................   8.500%   03/20/17          277,329
    378,030  GNMA II.....................................................   8.500%   08/20/17          397,559
    492,570  GNMA II.....................................................   7.500%   08/20/17          505,894
    467,124  GNMA II.....................................................   8.000%   07/20/17          487,341
    216,315  GNMA II.....................................................   8.500%   12/20/16          227,715
                                                                                                   -----------
                                                                                                    10,846,017
                                                                                                   -----------

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

                                                                                                     MARKET
 PRINCIPAL                                                                                          VALUE(A)
-----------                                                                                        -----------
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS--CONTINUED
    Other Government Agency Obligations (21.8%)
$ 1,912,000  Pleasant Hill Revenue Bond..................................   7.950%   09/20/15      $ 2,020,823
  2,002,206  Vendee Mortgage Trust Participation Certificate (b).........   8.465%   05/15/24        2,143,611
    736,761  Vendee Mortgage Trust Participation Certificate (b).........   7.206%   02/15/25          752,647
  2,115,611  Vendee Mortgage Trust Participation Certificate (b).........   7.793%   02/15/25        2,231,970
  2,696,133  Vendee Mortgage Trust Participation Certificate (b).........   8.793%   06/15/25        2,926,146
  2,950,000  Vendee Mortgage Trust Participation Certificate (b).........   7.250%   07/15/14        3,043,109
  2,000,000  Vendee Mortgage Trust Participation Certificate (b).........   7.250%   07/15/16        2,058,125
                                                                                                   -----------
                                                                                                    15,176,431
                                                                                                   -----------
             Total U.S. government and agencies obligations (cost: $43,988,469).................    45,856,108
                                                                                                   -----------
  OTHER MORTGAGE-BACKED SECURITIES (22.2%)
  4,000,000  Bank Mart Funding Corporation CMO (FHLM 8%) (d).............   8.250%   02/20/19        4,110,000
             International Capital Markets Acceptance Corporation 144A
  1,447,037  Issue (d)...................................................   8.250%   09/01/15        1,456,081
  1,000,000  KPAC CMO (GNMA 9.5%)........................................   7.450%   10/01/18        1,010,000
  2,295,000  KPAC Real Estate Investment Trust...........................   7.180%   10/01/05        2,338,031
  2,500,000  Franchise Finance Corp Of America Notes.....................   7.000%   11/30/00        2,512,708
    950,000  Citicorp Mortgage Securities, Inc. Targeted Amortization
             Class.......................................................   6.000%   11/25/08          929,584
  3,141,000  Wyoming Community Development Authority.....................   6.850%   06/01/10        3,133,147
      7,145  RFC Conduit.................................................   8.500%   04/01/02            7,145
     17,043  Travelers Mortgage Service..................................  10.000%   06/01/01           17,043
                                                                                                   -----------
             Total other mortgage-backed securities (cost: $14,971,810).........................    15,513,739
                                                                                                   -----------
  CORPORATE DEBT SECURITIES (10.4%)
    173,385  Bank of America.............................................   8.375%   05/01/07          173,385
     36,831  Bank of America.............................................   9.500%   01/01/09           36,831
  2,250,000  CSBF Senior Performance Note 95-A Mortgage Revenue..........   7.000%   11/15/05        2,324,531
  2,009,942  Green Tree Financial Corporation............................   6.900%   02/15/04        2,025,640
    666,645  Green Tree Financial Corporation............................   7.250%   07/15/05          676,409
  1,000,000  Property Trust of America Notes.............................   6.875%   02/15/08        1,009,258
  1,000,000  Property Trust of America Notes.............................   7.500%   02/15/14        1,012,023
                                                                                                   -----------
             Total corporate debt securities (cost: $7,114,592).................................     7,258,077
                                                                                                   -----------
             Total long-term debt securities (cost: $66,074,871)................................    68,627,924
                                                                                                   -----------
SHORT-TERM SECURITIES (1.0%)
    715,624  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%............       715,624
                                                                                                   -----------
             Total short-term securities (cost: $715,624).......................................       715,624
                                                                                                   -----------
             Total investments in securities (cost: $66,790,495) (e)............................   $69,343,548
                                                                                                   -----------
                                                                                                   -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by prodedures described in note 2 to the financial statements.
(b) Represents a debt security with a weighted average net pass-through rate which varies based on the pool of underlying collateral. The rate disclosed is the rate in effect at December 31, 1995.
(c) Represents a debt security that pays no interest and principal during their initial accrual periods, but accrue additional principal at specific rates. Interest rate disclosed represents current yield based upon estimated future cash flows.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE         COST
--------                                            -----------  ----------
Bank Mart Funding Corporation CMO.................    5/27/94    $3,975,000
International Capital Markets Acceptance
Corporation.......................................    1/17/95     1,590,962
                                                                 ----------
                                                                 $5,565,962
                                                                 ----------
                                                                 ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $66,790,495. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.....................  $2,554,202
        Gross unrealized depreciation.....................      (1,149)
                                                            ----------
        Net unrealized appreciation.......................  $2,553,053
                                                            ----------
                                                            ----------

INDEX 500 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
COMMON STOCKS (99.5%)
  CAPITAL GOODS (7.4%)
    Machinery (7.4%)
 3,600   Alco Standard Corporation...................................  $    164,250
 7,000   Allied-Signal, Inc..........................................       332,499
 4,600   AMP, Inc....................................................       176,525
 4,000   Applied Materials, Inc. (b).................................       157,500
 8,600   Baker Hughes, Inc...........................................       209,625
 3,600   Browning-Ferris Industries, Inc.............................       106,200
 4,300   Caterpillar, Inc............................................       252,625
 1,800   Cooper Industries...........................................        66,150
 2,600   Cummins Engine Company, Inc.................................        96,200
 6,300   Dana Corporation............................................       184,275
 7,000   Deere & Company.............................................       246,750
 2,800   Dial Corporation............................................        82,950
 5,600   Dover Corporation...........................................       206,500
 3,900   Dresser Industries, Inc.....................................        95,063
 1,100   Eaton Corporation...........................................        58,988
 5,800   Emerson Electric Co.........................................       474,149
 1,400   Fluor Corporation...........................................        92,400
   700   Foster Wheeler Corporation..................................        29,750
44,500   General Electric Company....................................     3,203,999
 1,700   Grainger W W, Inc...........................................       112,625
 4,600   Halliburton Company.........................................       232,875
   800   Helmerich & Payne, Inc......................................        23,800
 6,500   HIG Hartford (b)............................................       314,438
 1,800   Illinois Tool Works, Inc....................................       106,200
 4,600   Ingersoll-Rand Company......................................       161,575
 3,400   ITT Corporation (b).........................................       180,200
13,500   Laidlaw, Inc. (c)...........................................       138,375
 2,000   McDermott International, Inc................................        44,000
 2,950   Navistar International Corporation (b)......................        30,975
   600   Ogden Corporation...........................................        12,825
   690   Paccar, Inc.................................................        29,066
 3,100   Raychem Corporation.........................................       176,313
   900   Rowan Companies, Inc (b)....................................         8,888
 7,900   Safety-Kleen Corp...........................................       123,438
   500   Teledyne, Inc...............................................        12,813
 1,200   Textron, Inc................................................        81,000
 1,900   Stanley Works...............................................        97,850
   500   Trinova Corporation.........................................        14,313
 3,200   Tyco International Ltd......................................       114,000
 1,800   Varity Corporation (b)......................................        66,825
 2,900   Western Atlas Corporation (b)...............................       146,450
10,200   Westinghouse Electric Corporation...........................       168,300
 6,000   Whitman Corporation.........................................       139,500
12,500   WMX Technologies, Inc.......................................       373,438
                                                                       ------------
                                                                          9,146,480
                                                                       ------------
  CONSUMER GOODS AND SERVICES (35.7%)
    Consumer Goods (19.5%)
19,900   Abbott Laboratories.........................................       830,824
 4,600   Adolph Coors Company........................................       101,775
 6,200   Alberto-Culver Company......................................       213,125
 2,500   Alza Corporation (b)........................................        61,875
 4,800   American Brands, Inc........................................       214,200
 7,800   American Home Products Corporation..........................       756,599
 6,400   Amgen, Inc. (b).............................................       380,000

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 6,100   Anheuser-Busch Companies, Inc...............................  $    407,937
 1,400   Avon Products...............................................       105,525
 3,700   Bausch & Lomb Incorporated..................................       146,613
 7,000   Baxter International Inc....................................       293,125
 1,200   Becton, Dickinson And Company...............................        90,000
 3,900   Beverly Enterprises (b).....................................        41,438
 1,400   Biomet, Inc. (b)............................................        25,025
 4,600   Boston Scientific Corporation (b)...........................       225,400
13,000   Bristol-Myers Squibb Company................................     1,116,374
 2,400   Brown-Forman Inc............................................        87,600
 3,700   C.R. Bard, Inc..............................................       119,325
 1,900   Cabletron Systems, Inc. (b).................................       153,900
33,500   Coca-Cola Company...........................................     2,487,374
 3,900   Colgate-Palmolive Company...................................       273,975
11,971   Columbia/HCA Healthcare Corporation.........................       607,527
 2,800   Community Psychiatric Centers (b)...........................        34,300
14,200   Eli Lilly & Company.........................................       798,749
11,200   Gillette Company............................................       583,799
 2,800   Harcourt General, Inc.......................................       117,250
 6,200   Humana (b)..................................................       169,725
 1,500   International Flavors & Fragrances Inc......................        72,000
17,400   Johnson & Johnson...........................................     1,489,874
 6,800   Mallinckrodt Group, Inc.....................................       247,350
 4,900   Manor Care, Inc.............................................       171,500
 7,200   Medtronic Inc...............................................       402,300
32,000   Merck & Co., Inc............................................     2,103,999
20,000   Pepsico, Inc................................................     1,117,499
16,200   Pfizer Inc..................................................     1,020,599
13,055   Pharmacia & Upjohn..........................................       505,880
23,400   Philip Morris Companies, Inc................................     2,117,699
18,334   Procter & Gamble Company....................................     1,521,721
 9,000   Schering-Plough Corporation.................................       492,750
 3,000   Service Corporation International...........................       132,000
 5,700   St. Jude Medical, Inc. (b)..................................       245,100
10,300   Tenet Healthcare Corporation (b)............................       213,725
 2,000   Clorox Company..............................................       143,250
 8,100   Seagram Company, Ltd. (c)...................................       280,463
 4,000   Unilever N.V. (c)...........................................       562,999
 3,400   United Health Care..........................................       222,700
 3,600   United States Surgical Corporation..........................        76,950
 3,100   US Healthcare, Inc..........................................       144,150
 4,300   UST Inc.....................................................       143,513
 2,800   Warner-Lambert Company......................................       271,950
                                                                       ------------
                                                                         24,143,330
                                                                       ------------
    Consumer Services (5.2%)
 3,700   Capital Cities/ABC, Inc.....................................       456,488
 7,800   Comcast Corporation.........................................       141,863
 4,700   CUC International, Inc. (b).................................       160,388
 3,300   Deluxe Corp.................................................        95,700
 3,400   R R Donnelley & Sons Company................................       133,875
 2,200   Dow Jones & Company Inc.....................................        87,725
 4,360   Dun & Bradstreet Corporation................................       282,310
 3,825   Eastman Chemical Company....................................       239,541
 8,000   Eastman Kodak Company.......................................       536,000
 2,900   Gannett Company.............................................       177,988
 1,800   Harrah's Entertainment (b)..................................        43,650
 6,800   Hasbro Inc..................................................       210,800

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 1,200   Hilton Hotels Corporation...................................  $     73,800
   600   John H. Harland Company.....................................        12,525
 2,000   Jostens, Inc................................................        48,500
   600   King World Productions, Inc. (b)............................        23,325
 3,000   Knight-Ridder, Inc..........................................       187,500
 5,100   Marriott International Inc..................................       195,075
 4,593   Mattel Inc..................................................       141,235
17,500   McDonalds Corp..............................................       789,688
 1,800   McGraw-Hill Companies, Inc..................................       156,825
 3,600   Meredith Corporation........................................       150,750
 2,100   Moore Corporation Limited...................................        39,113
 4,000   Polaroid Corporation........................................       189,500
 2,900   New York Times Company......................................        85,913
 8,400   Time Warner Inc.............................................       318,150
 1,600   Times Mirror Company........................................        54,200
 1,500   Tribune Company.............................................        91,688
 8,730   Viacom (b)..................................................       413,584
12,900   Walt Disney Company.........................................       761,099
 6,200   Wendy's International, Inc..................................       131,750
                                                                       ------------
                                                                          6,430,548
                                                                       ------------
    Food (3.3%)
 4,600   Albertson's Incorporated....................................       151,225
11,481   Archer-Daniels-Midland Company..............................       206,658
 6,700   Campbell Soup Company.......................................       402,000
 5,625   Conagra, Inc................................................       232,031
 3,000   CPC International...........................................       205,875
 3,300   Darden Restaurants, Inc.....................................        39,188
 7,600   Fleming Companies, Inc......................................       156,750
 3,300   General Mills, Inc..........................................       190,575
 4,500   Giant Food Inc..............................................       141,750
 7,800   H.J. Heinz Company..........................................       258,375
 2,900   Hershey Foods Corporation...................................       188,500
 5,100   Kellogg Company.............................................       393,975
 6,300   Quaker Oats Company.........................................       217,350
 2,600   Ralston Purina Group........................................       162,175
11,700   Sara Lee Corporation........................................       372,938
 7,400   Super Valu Inc..............................................       233,100
 6,000   Sysco Corporation...........................................       195,000
 2,100   The Kroger Co. (b)..........................................        78,750
 4,800   Winn-Dixie Stores, Incorporated.............................       177,000
 2,100   Wm. Wrigley Jr. Company.....................................       110,250
                                                                       ------------
                                                                          4,113,465
                                                                       ------------
    Retail (4.2%)
 8,500   American Stores Company.....................................       227,375
 2,200   Circuit City Stores, Inc....................................        60,775
 1,300   Dayton Hudson Corporation...................................        97,500
 3,700   Dillard Department Stores, Inc..............................       105,450
 5,500   Federated Department Stores (b).............................       151,250
12,424   Home Depot Inc..............................................       594,798
 4,500   J.C. Penney Company, Inc....................................       214,313
 7,300   K Mart Corporation (b)......................................        52,925
 1,200   Longs Drug Stores Corp......................................        57,450
 3,100   Melville Corporation........................................        95,325
 1,000   Mercantile Stores Company, Inc..............................        46,250
 3,200   Nike, Inc...................................................       222,800
 3,700   Nordstrom, Inc..............................................       149,850
11,800   Price/Costco Corporation (b)................................       179,950
 3,600   Reebok International Ltd....................................       101,700
 1,000   Rite Aid Corporation........................................        34,250
 8,800   Sears, Roebuck and Company..................................       343,200

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 3,800   Tandy Corporation...........................................  $    157,700
 6,000   Gap, Inc....................................................       252,000
 7,500   Limited, Inc................................................       130,313
 5,000   May Department Stores Company...............................       211,250
 1,000   Stride Rite Corporation.....................................         7,500
 5,650   Toys R Us (b)...............................................       122,888
61,500   Wal-Mart Stores, Inc........................................     1,376,062
 4,400   Walgreen Company............................................       131,450
 9,100   Woolworth Corporation (b)...................................       118,300
                                                                       ------------
                                                                          5,242,624
                                                                       ------------
    Consumer Cyclicals (3.5%)
 8,800   Chrysler Corporation Holding Co.............................       487,300
 4,500   Cooper Tire & Rubber Company................................       110,813
 3,900   Corning Inc.................................................       124,800
 2,000   Echlin Inc..................................................        73,000
27,000   Ford Motor..................................................       783,000
19,600   General Motors Corporation..................................     1,036,349
 5,900   Genuine Parts Company.......................................       241,900
 4,800   Interpublic Group Company...................................       208,200
 2,700   Johnson Controls............................................       185,625
 1,600   Liz Claiborne, Inc..........................................        44,400
 4,300   Maytag Company..............................................        87,075
 3,000   Newell Co...................................................        77,625
   400   Owens-Corning Fiberglas Corporation (b).....................        17,950
 3,000   Pep Boys....................................................        76,875
 2,000   Premark International Inc...................................       101,250
 3,600   Rubbermaid Incorporated.....................................        91,800
 1,100   Russell Corporation.........................................        30,525
 3,500   Snap-On Tools Corporation...................................       158,375
 1,100   The Black & Decker Corporation..............................        38,775
 2,500   The Goodyear Tire & Rubber Company..........................       113,438
 2,200   V.F. Corporation............................................       116,050
 1,600   Whirlpool Corporation.......................................        85,200
                                                                       ------------
                                                                          4,290,325
                                                                       ------------
  CREDIT SENSITIVE (25.3%)
    Building (.6%)
 1,200   Armstrong World Industries, Inc.............................        74,400
 1,000   Fleetwood Enterprises, Inc..................................        25,750
 2,800   Lowe's Companies, Inc.......................................        93,800
 6,900   Masco Corporation...........................................       216,488
 3,800   PPG Industries, Incorporated................................       173,850
 3,100   Sherwin-Williams Company....................................       126,325
                                                                       ------------
                                                                            710,613
                                                                       ------------
    Finance (13.1%)
 2,100   Aetna Life & Casualty Company...............................       145,425
 9,400   Ahmanson & Company H.F......................................       249,100
 2,300   Alexander & Alexander Services Inc..........................        43,700
10,857   Allstate Corporation........................................       446,494
12,300   American Express Company....................................       508,912
 4,100   American General Corporation................................       142,988
11,980   American International Group, Inc...........................     1,108,149
10,252   Banc One Corporation........................................       387,013
 5,200   Bank of Boston Corporation..................................       240,500
 4,300   Bank of New York Company, Inc...............................       209,625
10,204   BankAmerica Corporation.....................................       660,709
 3,400   Bankers Trust New York Corporation..........................       226,100
 4,400   Barnett Banks of Florida, Inc...............................       259,600
 2,600   Beneficial Corporation......................................       121,225

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CREDIT SENSITIVE--CONTINUED
 5,900   H & R Block, Inc............................................  $    238,950
 4,500   Boatmens Bancshares Inc.....................................       183,938
 4,100   Chase Manhattan Corporation.................................       248,563
 5,970   Chemical Banking Corporation................................       350,738
 1,700   Chubb Corporation...........................................       164,475
 2,000   Cigna Corporation...........................................       206,500
11,200   Citicorp....................................................       753,199
 4,500   Comerica....................................................       180,563
 2,400   Corestates Financial Corp...................................        90,900
 4,195   Dean Witter Discover & Co...................................       197,165
 4,700   Federal Home Loan Mortgage Corporation......................       392,450
 7,200   Federal National Mortgage...................................       893,699
 3,500   First Bank Systems, Incorporated............................       173,688
 7,237   First Chicago Corporation...................................       285,862
 5,600   First Data Corp.............................................       374,500
 1,700   First Fidelity Bancorporation...............................       128,138
 1,600   First Interstate Bancorp....................................       218,400
 3,900   First Union Corporation.....................................       216,938
 9,680   Fleet Financial Group, Incorporated.........................       394,460
 1,700   General RE Corporation......................................       263,500
 1,600   Golden West Financial Corporation...........................        88,400
 8,650   Great Western Financial Corporation.........................       220,575
 2,400   Household International, Inc................................       141,900
 4,800   Jefferson-Pilot Corporation.................................       223,200
 4,200   JP Morgan & Co Incorporated.................................       337,050
 4,300   Keycorp.....................................................       155,875
 1,800   Lincoln National Corporation................................        96,750
 2,800   Loews Corporation...........................................       219,450
 1,300   Marsh & McLennen............................................       115,375
 2,700   MBNA Corporation............................................        99,563
 3,900   Mellon Bank Corporation.....................................       209,625
 3,800   Merrill Lynch & Co., Inc....................................       193,800
 1,900   Morgan Stanley Group........................................       153,188
 3,600   National City Corporation...................................       119,250
 7,456   Nationsbank Corp............................................       519,123
10,600   Norwest Corporation.........................................       349,800
 5,400   PNC Bank Corp...............................................       174,150
 5,300   Providian Corporation.......................................       215,975
 2,500   Republic New York Corporation...............................       155,313
 6,000   Safeco Corporation..........................................       207,000
 2,000   Salomon Inc.................................................        71,000
 3,400   St. Paul Companies, Inc.....................................       189,125
 2,200   Suntrust Banks, Inc.........................................       150,700
 2,550   Torchmark Corporation.......................................       115,388
 1,200   Transamerica Corporation....................................        87,450
 4,100   U.S. Bancorp................................................       137,863
 1,500   UNUM Corporation............................................        82,500
 7,300   USF&G Corporation...........................................       123,188
 2,400   U.S. Life Corporation.......................................        71,700
 6,200   Wachovia Corporation........................................       283,650
 1,000   Wells Fargo & Company.......................................       216,000
                                                                       ------------
                                                                         16,230,092
                                                                       ------------
    Utilities (11.7%)
14,400   Airtouch Communications (b).................................       406,800
 4,100   Alltel Corp.................................................       120,950
 4,100   American Electric Power Company, Inc........................       166,050
15,900   Ameritech...................................................       938,099
41,535   AT&T Corporation............................................     2,689,390
 2,800   Baltimore Gas And Electric Company..........................        79,800
12,300   Bell Atlantic Corporation...................................       822,562

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CREDIT SENSITIVE--CONTINUED
26,000   BellSouth Corporation.......................................  $  1,130,999
 6,500   Carolina Power & Light Company..............................       224,250
 3,100   Central & Southwest Corporation.............................        86,413
 5,932   Cinergy.....................................................       181,668
 5,500   Consolidated Edison Company of New York.....................       176,000
 3,000   Consolidated Natural Gas Company............................       136,125
 5,300   Detroit Edison Company......................................       182,850
 3,550   Dominion Resources, Inc.....................................       146,438
 3,900   Duke Power Company..........................................       184,763
 5,900   Enron Corp..................................................       224,938
 3,900   Entergy Corporation.........................................       114,075
 4,700   FPL Group, Inc..............................................       217,963
24,200   GTE Corporation.............................................     1,064,799
 8,600   Houston Industries Incorporated.............................       208,550
 5,200   Niagara Mohawk Power Corporation............................        50,050
 2,200   Nicor, Inc..................................................        60,500
 1,300   Northern States Power Company...............................        63,863
11,400   Nynex Corporation...........................................       615,599
 3,700   Ohio Edison Company.........................................        86,950
   800   Oneok Inc...................................................        18,300
 5,100   Pacific Enterprises.........................................       144,075
10,300   Pacific Gas & Electric Company..............................       292,263
10,500   Pacific Telesis Group.......................................       353,063
12,500   Pacificorp..................................................       265,625
 4,200   Peco Energy Company.........................................       126,525
 2,000   Peoples Energy Corporation..................................        63,500
 3,750   Public Service Enterprise Group Inc.........................       114,844
17,300   SBC Communications Inc......................................       994,749
10,000   SCE Corporation.............................................       177,500
 4,600   Texas Utilities Company.....................................       189,175
17,800   Southern Company............................................       438,325
 5,500   Unicom Corporation..........................................       180,125
 2,200   Union Electric Company......................................        91,850
12,200   U.S. West Media Group (b)...................................       231,800
11,700   U.S. West, Inc..............................................       418,275
                                                                       ------------
                                                                         14,480,438
                                                                       ------------
  INTERMEDIATE GOODS AND SERVICES (17.6%)
    Energy (9.2%)
 1,800   Amerada Hess Corporation....................................        95,400
14,400   Amoco Corporation...........................................     1,034,999
 7,100   Ashland Incorporated........................................       249,388
 3,800   Atlantic Richfield Company..................................       420,850
 2,100   Burlington Resources, Inc...................................        82,425
18,400   Chevron Corporation.........................................       965,999
 5,600   Coastal Corporation.........................................       208,600
 2,900   Columbia Gas System, Inc. (b)...............................       127,238
 2,500   Enserch Corp................................................        40,625
32,500   Exxon Corporation...........................................     2,604,062
 1,600   Kerr-McGee Corporation......................................       101,600
10,600   Mobil Corporation...........................................     1,187,199
 6,300   Noram Energy................................................        55,913
 7,700   Occidental Petroleum Corporation............................       164,588
 2,500   Oryx Energy Company (b).....................................        33,438
 7,900   Panhandle Eastern Corporation...............................       220,213
   800   Pennzoil Company............................................        33,800
 4,900   Phillips Petroleum Company..................................       167,213
13,900   Royal Dutch Petroleum (c)...................................     1,961,637
   300   Santa Fe Energy Resources, Inc (b)..........................         2,888
 6,200   Schlumberger, Ltd. (c)......................................       429,350
 4,000   Sonat Inc...................................................       142,500

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
 5,400   Sun Company, Inc............................................  $    147,825
 4,300   Tenneco Inc.................................................       213,388
 6,900   Texaco, Inc.................................................       541,650
 4,800   Unocal Corporation..........................................       139,800
 5,900   USX--Marathon Group.........................................       115,050
                                                                       ------------
                                                                         11,487,638
                                                                       ------------
    Materials (6.9%)
 2,300   Air Products and Chemicals, Inc.............................       121,325
 4,575   Alcan Aluminum Limited (c)..................................       142,397
 3,800   Aluminum Company of America.................................       200,925
 1,400   Asarco Incorporated.........................................        44,800
 1,900   Avery Dennison Corp.........................................        95,238
 7,300   Barrick Gold Corporation (c)................................       192,538
   800   Bemis Company, Inc..........................................        20,500
 2,900   Bethlehem Steel Corporation (b).............................        40,600
   566   Boise Cascade Corporation...................................        19,598
 2,500   Champion International Corporation..........................       105,000
 3,400   Crown Cork & Seal Company, Inc. (b).........................       141,950
   950   Cyprus Amax Minerals Company................................        24,819
 6,700   Dow Chemical Company........................................       471,513
14,400   E.I. Du Pont De Nemours and Company.........................     1,006,199
   900   Echo Bay Mines, Ltd (c).....................................         9,338
 1,687   Engelhard Corporation.......................................        36,692
   400   Federal Paper Board Company, Inc............................        20,750
 1,600   FMC Corporation (b).........................................       108,200
11,400   Freeport-McMoran Copper.....................................       320,625
 2,200   Georgia-Pacific Corporation.................................       150,975
 1,900   W R Grace & Co..............................................       112,338
 3,400   Great Lakes Chemical Corporation............................       244,800
 2,700   Hercules Incorporated.......................................       152,213
11,500   Homestake Mining Company....................................       179,688
 5,500   Inco Limited (c)............................................       182,875
 4,800   International Paper Company.................................       181,800
 7,100   Kimberly-Clark Corporation..................................       587,524
 5,600   Louisiana-Pacific Corporation...............................       135,800
 1,200   Mead Corporation............................................        62,700
 3,100   Monsanto Company............................................       379,750
 3,600   Morton International........................................       129,150
 5,800   Nalco Chemical Company......................................       174,725
 1,622   Newmont Mining Corporation..................................        73,396
 1,500   Nucor Corporation...........................................        85,688
 1,400   Phelps Dodge Corporation....................................        87,150
 2,100   Pioneer Hi-Bred International, Inc..........................       116,813
 5,100   Placer Dome, Inc. (c).......................................       123,038
   600   Potlatch Corporation........................................        24,000
 3,200   Praxair Inc.................................................       107,600
 2,100   Reynolds Metals Company.....................................       118,913
 1,600   Rohm And Haas Company.......................................       103,000
 3,000   Sigma-Aldrich...............................................       148,500
 3,010   Stone Container Corporation.................................        43,269
 1,900   Temple-Inland Inc...........................................        83,838
 3,000   Williams Company............................................       131,625
 8,467   Travelers Inc...............................................       532,363
 1,550   Union Camp Corporation......................................        73,819
 3,900   Union Carbide Corporation...................................       146,250
 5,640   USX--U.S. Steel Group Inc...................................       173,430
 6,000   Westvaco Corporation........................................       166,500
 4,900   Weyerhaeuser Company........................................       211,925
 2,400   Willamette Industries Incorporated..........................       135,000

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
 3,300   Worthington Industries......................................  $     68,681
                                                                       ------------
                                                                          8,552,143
                                                                       ------------
    Transportation (1.5%)
 1,000   AMR Corporation (b).........................................        74,250
 3,573   Burlington Northern Santa Fe................................       278,694
 1,600   Conrail Corporation.........................................       112,000
 1,100   Consolidated Freightways, Inc...............................        29,150
 7,400   CSX Corporation.............................................       337,625
 1,100   Delta Air Lines, Inc........................................        81,263
   900   Federal Express Corporation (b).............................        66,488
 2,600   Norfolk Southern Corporation................................       206,375
 1,300   Roadway Services, Inc.......................................        63,538
 1,500   Sante Fe Pacific Gold Corporation...........................        18,188
 3,300   Southwest Airlines Company..................................        76,725
 4,800   Union Pacific Corporation...................................       316,800
18,400   US Air Group, Inc. (b)......................................       243,800
                                                                       ------------
                                                                          1,904,896
                                                                       ------------
  TECHNOLOGY (13.5%)
 2,600   Advanced Micro Devices, Inc. (b)............................        42,900
 1,000   Amdahl (b)..................................................         8,500
 2,300   Andrew Corporation (b)......................................        87,975
 2,600   Apple Computer Incorporated.................................        82,875
 2,200   Autodesk, Inc...............................................        75,350
 3,500   Automatic Data Processing Inc...............................       259,875
 8,900   Boeing Company..............................................       697,537
 6,800   Cisco Systems, Inc. (b).....................................       507,450
 6,100   Compaq Computer Corporation (b).............................       292,800
 6,350   Computer Associates International...........................       361,156
   600   Crane Co....................................................        22,125
   500   Cray Research, Inc. (b).....................................        12,375
 5,600   Digital Equipment (b).......................................       359,100
 2,400   DSC Communications (b)......................................        88,500
 1,600   EG&G, Inc...................................................        38,800
 2,000   General Dynamics Corporation................................       118,250
 2,700   B F Goodrich Company........................................       183,938
 4,000   Harris Corporation..........................................       218,500
13,800   Hewlett-Packard Company.....................................     1,155,749
 4,300   Honeywell Inc...............................................       209,088
22,200   Intel.......................................................     1,259,849
15,100   International Business Machines Corporation.................     1,385,424
 5,219   Lockheed Martin Corporation.................................       412,301
 4,200   Loral Corporation...........................................       148,575
 5,000   LSI Logic Corporation (b)...................................       163,750
 3,600   McDonnell Douglas Corporation...............................       331,200
17,900   MCI Communications..........................................       467,638
 5,800   Micron Technology, Inc......................................       229,825
15,900   Microsoft Corporation (b)...................................     1,395,224
10,900   Minnesota Mining and Manufacturing Company..................       722,125
14,700   Motorola....................................................       837,900
 6,400   National Semiconductor Corporation (b)......................       142,400
 5,700   Northern Telecom Limited....................................       245,100
 3,000   Northrop Grumman Corporation................................       192,000
 8,500   Novell, Inc. (b)............................................       121,125
10,400   Oracle Corporation (b)......................................       440,700
 3,499   Pall Corporation............................................        94,036
 2,800   Perkin-Elmer Corporation....................................       105,700
 2,800   Pitney Bowes, Inc...........................................       131,600
 6,500   Raytheon Company............................................       307,125

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  TECHNOLOGY--CONTINUED
 5,400   Rockwell International Corporation..........................  $    285,525
 4,400   Scientific-Atlanta Inc......................................        66,000
 3,200   Silicon Graphics, Inc. (b)..................................        88,000
10,100   Sprint Corporation..........................................       402,738
 8,400   Sun Microsystems, Inc. (b)..................................       383,250
 6,600   Tandem Computers, Inc. (b)..................................        70,125
15,500   Tele-Communications, Inc. (b)...............................       308,063
 2,600   Tellabs, Inc. (b)...........................................        96,200
 4,600   Texas Instruments, Inc......................................       238,050
   400   Thomas & Betts Corporation..................................        29,500
 1,000   TRW Inc.....................................................        77,500
 2,500   United Technologies Corporation.............................       237,188
12,400   Unisys Corporation (b)......................................        69,750
 2,700   Xerox Corporation...........................................       369,900
                                                                       ------------
                                                                         16,678,229
                                                                       ------------
Total common stocks
    (cost: $89,874,004)..............................................   123,410,821
                                                                       ------------
                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
PREFERRED STOCKS (--%)
    20   Teledyne....................................................  $        288
                                                                       ------------
Total preferred stocks
    (cost: $265).....................................................           288
                                                                       ------------
SHORT-TERM SECURITIES (.3%)
346,283  Temporary Investment Fund, Inc.-- TempFund Portfolio,
           current rate 5.82%........................................       346,283
                                                                       ------------
Total short-term securities
    (cost: $346,283).................................................       346,283
                                                                       ------------
Total investments in securities
    (cost: $90,220,552) (d)..........................................  $123,757,392
                                                                       ------------
                                                                       ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 3.2% of net assets in foreign securities at December 31, 1995
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $90,393,093. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $34,998,952
        Gross unrealized depreciation.............   (1,634,653)
                                                    -----------
        Net unrealized appreciation...............  $33,364,299
                                                    -----------
                                                    -----------

CAPITAL APPRECIATION PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
COMMON STOCKS (95.4%)
  CAPITAL GOODS (1.6%)
    Machinery (1.6%)
   51,350  Thermo Electron Corporation (b)..................................  $    2,670,200
                                                                              --------------
  CONSUMER GOODS AND SERVICES (40.6%)
    Consumer Goods (22.4%)
   81,500  Amgen, Inc. (b)..................................................       4,839,063
   60,700  The Coca-Cola Company............................................       4,506,975
   81,000  Merck & Co., Inc.................................................       5,325,750
   59,000  Oxford Health Plan, Inc. (b).....................................       4,358,625
   81,200  Pfizer, Inc......................................................       5,115,600
  101,650  St. Jude Medical, Inc. (b).......................................       4,370,950
  123,800  United Health Care...............................................       8,108,899
                                                                              --------------
                                                                                  36,625,862
                                                                              --------------
    Consumer Services (3.5%)
   85,000  Carnival Corporation (c).........................................       2,071,875
   77,939  Viacom (b).......................................................       3,692,360
                                                                              --------------
                                                                                   5,764,235
                                                                              --------------
    Retail (13.4%)
  240,225  Dollar General Corporation.......................................       4,984,669
  155,533  The Home Depot, Inc..............................................       7,446,141
  135,100  Intimate Brands, Inc.............................................       2,026,500
   53,600  Kohl's, Inc. (b).................................................       2,814,000
  238,300  Office Depot, Inc. (b)...........................................       4,706,425
                                                                              --------------
                                                                                  21,977,735
                                                                              --------------
    Food (1.2%)
   54,300  Outback Steakhouse, Inc. (b).....................................       1,948,013
                                                                              --------------
  CREDIT SENSITIVE (11.4%)
    Building (2.8%)
  139,200  Lowe's Companies, Inc............................................       4,663,200
                                                                              --------------
    Finance (4.8%)
   64,900  First Data Corporation...........................................       4,340,188
   95,900  MBNA Corporation.................................................       3,536,313
                                                                              --------------
                                                                                   7,876,501
                                                                              --------------
    Utilities (3.8%)
  218,400  Airtouch Communications (b)......................................       6,169,800
                                                                              --------------

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  TECHNOLOGY (41.8%)
  135,550  Computer Associates International................................  $    7,709,405
  109,000  Intel............................................................       6,185,750
  187,900  MCI Communications...............................................       4,908,888
   58,100  Microsoft Corporation (b)........................................       5,098,275
  118,700  Motorola.........................................................       6,765,900
  152,900  Oracle Corporation (b)...........................................       6,479,138
  168,000  Paging Network, Inc. (b).........................................       4,095,000
   76,100  Parametric Technology Corporation (b)............................       5,060,650
  146,900  Silicon Graphics, Inc. (b).......................................       4,039,750
   33,100  Xerox Corporation................................................       4,534,700
  109,300  Cisco Systems, Inc. (b)..........................................       8,156,512
  128,000  General Instrument Corporation (b)...............................       2,992,000
   58,900  Micron Technology, Inc...........................................       2,333,913
                                                                              --------------
                                                                                  68,359,881
                                                                              --------------
Total common stocks
    (cost: $120,517,608)....................................................     156,055,427
                                                                              --------------
PREFERRED STOCKS (2.9%)
  TECHNOLOGY (2.9%)
  121,700  Nokia Corp ADR (c)...............................................       4,731,088
                                                                              --------------
Total preferred stocks
    (cost: $5,114,676)......................................................       4,731,088
                                                                              --------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (1.1%)
$1,809,123 Temporary Investments Fund, Inc.-- TempFund Portfolio, current
             rate 5.82% ....................................................       1,809,123
                                                                              --------------
Total short-term securities
    (cost: $1,809,123)......................................................       1,809,123
                                                                              --------------
Total investments in securities
    (cost: $127,441,407) (d)................................................    $162,595,638
                                                                              --------------
                                                                              --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.2% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $127,455,347. The agrgregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $40,171,628
         Gross unrealized depreciation.....................   (5,031,337)
                                                             -----------
         Net unrealized appreciation.......................  $35,140,291
                                                             -----------
                                                             -----------

INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

December 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
COMMON STOCKS (83.7%)
  AUSTRALIA (4.9%)
    Banking (1.0%)
   66,163  National Australia Bank..........................................  $      595,520
  190,087  Westpac Banking..................................................         842,741
    Building Materials and Components (1.2%)
  648,423  Pioneer International............................................       1,673,722
    Transportation (2.7%)
  127,500  Brambles Industries..............................................       1,422,646
  507,000  BTR Nylex Ltd....................................................       1,372,792
   61,000  Qantas Airways Limited ADR 144A (d)..............................       1,016,418
                                                                              --------------
                                                                                   6,923,839
                                                                              --------------
  AUSTRIA (2.4%)
    Electrical and Electronics (1.7%)
   12,980  Bohler-Uddeholm 144A (d)(b)......................................         992,486
   10,850  Va Technologie 144A (d)..........................................       1,379,109
    Utilities--Gas and Electric (.7%)
    7,000  Evn Energie-Versorung............................................         962,735
                                                                              --------------
                                                                                   3,334,330
                                                                              --------------
  BELGIUM (1.9%)
    Chemicals (1.9%)
    2,500  Solvay...........................................................       1,350,704
   20,000  Union Miniere (b)................................................       1,338,812
                                                                              --------------
                                                                                   2,689,516
                                                                              --------------
  BRAZIL (.9%)
    Telecommunications (.9%)
   27,500  Telecomunicacoes Brasileiras ADR.................................       1,302,813
                                                                              --------------
  CANADA (3.2%)
    Banking (2.1%)
   60,500  Canadian Imperial Bank of Commerce...............................       1,802,125
  135,000  National Bank of Montreal........................................       1,101,210
    Insurance (.9%)
   65,000  London Insurance Group...........................................       1,316,594
    Mining and Metals--Container (.2%)
   39,000  Inmet............................................................         285,957
                                                                              --------------
                                                                                   4,505,886
                                                                              --------------
  CHILE (1.2%)
    Financial Services (.4%)
   21,000  Chile Fund Inc...................................................         546,000
    Telecommunications (.8%)
   14,000  Compania de Telefonos de Chile ADR...............................       1,160,250
                                                                              --------------
                                                                                   1,706,250
                                                                              --------------
  CZECH REPUBLIC (1.2%)
    Energy Services (.8%)
   31,510  Ceske Energeticke................................................       1,139,152
    Telecommunications (.4%)
    5,500  SPT Telecom......................................................         519,780
                                                                              --------------
                                                                                   1,658,932
                                                                              --------------

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  FINLAND (1.3%)
    Wholesale and International Trade (1.3%)
   75,000  Amer Group Ltd...................................................       1,172,845
   21,500  Metsa-Serla......................................................  $      663,518
                                                                              --------------
                                                                                   1,836,363
                                                                              --------------
  FRANCE (7.4%)
    Banking (1.5%)
   48,000  Banque Nationale de Paris ADR-- 144A (d).........................       2,168,175
    Electrical and Electronics (1.0%)
   17,000  Alcatel Alsthom..................................................       1,467,658
    Energy Sources (1.6%)
   30,262  Societe National Elf Aquitaine...................................       2,232,656
    Health and Personal Care (1.6%)
  102,000  Rhone-Poulenc....................................................       2,187,929
    Insurance (.5%)
   10,500  Axa (b)..........................................................         708,534
    Mining and Metal (.2%)
    5,900  Pechiney.........................................................         223,193
    Transportation (1.0%)
   50,000  Regie Des Usines Renault.........................................       1,441,607
                                                                              --------------
                                                                                  10,429,752
                                                                              --------------
  GERMANY (2.6%)
    Banking (1.3%)
   37,250  Deutsche Bank....................................................       1,772,351
    Chemicals (1.3%)
    6,950  Bayer............................................................       1,849,090
                                                                              --------------
                                                                                   3,621,441
                                                                              --------------
  HONG KONG (6.3%)
    Banking (1.2%)
  115,714  Hong Kong and Shanghai Banking...................................       1,750,990
    Food and Household Products (.5%)
2,937,000  Cafe de Coral....................................................         668,542
    Multi-Industry (2.6%)
  221,000  Hutchison Whampoa Ltd............................................       1,346,248
  365,947  Jardine Strategic Holdings (b)...................................       1,119,798
  175,739  Jardine Matheson Holdings........................................       1,203,812
    Transportation (1.1%)
  190,000  Swire Pacific Ltd................................................       1,474,405
    Utilities (.9%)
  405,000  Hong Kong Electric Holdings......................................       1,327,837
                                                                              --------------
                                                                                   8,891,632
                                                                              --------------
  INDIA (.5%)
    Financial Services (.5%)
  469,435  India Fund.......................................................         765,287
                                                                              --------------
  INDONESIA (.7%)
    Financial Services (.2%)
  315,000  J.F. Indonesia Fund..............................................         350,365
    Forest Products and Paper (.5%)
  268,000  P.T. Japfa Comfeed...............................................         131,865
  586,685  P.T. Pabrik Kertas Tjiwi Kimia...................................         538,849
                                                                              --------------
                                                                                   1,021,079
                                                                              --------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  ITALY (1.4%)
    Telecommunication (1.4%)
  960,000  Stet di Risp.....................................................  $    1,960,667
                                                                              --------------
  JAPAN (4.4%)
    Building Materials and Components (.6%)
   73,000  Daito Trust Construction.........................................         863,389
    Electrical and Electronics (3.2%)
  174,000  Hitachi Ltd......................................................       1,754,310
   80,000  Hitachi Koki.....................................................         725,921
   34,000  Sony Corporation.................................................       2,040,296
    Utilities--Gas and Electric (.6%)
   57,000  Kyudenko.........................................................         751,515
                                                                              --------------
                                                                                   6,135,431
                                                                              --------------
  KOREA (.7%)
    Financial Services (.7%)
       19  Korea International Trust (b)....................................         988,000
                                                                              --------------
  MEXICO (.3%)
    Chemicals (.3%)
  252,000  Vitro............................................................         385,944
                                                                              --------------
  NETHERLANDS (4.2%)
    Broadcasting, Advertising and Publishing (1.6%)
   33,875  International Nederlanden Group..................................       2,265,393
    Building Materials and Components (.3%)
   16,520  European Vinyls..................................................         429,750
    Insurance (1.5%)
   46,542  Aegon............................................................       2,061,450
    Merchandising (.8%)
   16,875  Koninklijke Bijenkorf Beheer.....................................       1,115,884
                                                                              --------------
                                                                                   5,872,477
                                                                              --------------
  NEW ZEALAND (2.3%)
    Forest Products and Paper (1.0%)
  675,000  Carter Holt Harvey...............................................       1,456,236
    Wholesale and International Trade (1.3%)
2,341,185  Brierley Investments.............................................       1,851,976
                                                                              --------------
                                                                                   3,308,212
                                                                              --------------
  NORWAY (2.8%)
    Energy Sources (.9%)
   98,000  Saga Petroleum...................................................       1,310,730
    Health and Personal Care (1.3%)
   68,000  Hafslund Nycomed.................................................       1,774,970
    Mining and Metals (.6%)
   78,000  Elkem............................................................         882,736
                                                                              --------------
                                                                                   3,968,436
                                                                              --------------
  PHILIPPINES (1.0%)
    Telecommunications (1.0%)
   25,000  Philippine Long Distance Telephone Company ADR...................       1,353,125
                                                                              --------------
  PORTUGAL (.6%)
    Banking (.2%)
   26,600  Banco Portugues de Investimento..................................         323,185
    Financial Services (.4%)
    6,000  Capital Portugal Fund............................................         530,173
                                                                              --------------
                                                                                     853,358
                                                                              --------------
                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  SINGAPORE (.7%)
    Financial Services (.2%)
   18,000  Singapore Fund...................................................  $      240,750
    Transportation (.5%)
   78,000  Singapore International Airline..................................         727,907
                                                                              --------------
                                                                                     968,657
                                                                              --------------
  SPAIN (8.8%)
    Banking (3.8%)
   85,000  Argentaria Bancaria ADR..........................................       1,710,625
    9,250  Banco de Andalucia...............................................       1,349,573
   61,500  Banco Bilbao Vizcaya.............................................       2,215,328
    Energy Sources (1.2%)
   52,000  Repsol...........................................................       1,703,813
    Telecommunications (1.2%)
  120,000  Telefonica de Espana.............................................       1,661,774
    Utilities--Gas and Electric (2.6%)
  250,000  Iberdrola........................................................       2,287,413
   24,800  Empresa. Nacional de Electricidad................................       1,404,397
                                                                              --------------
                                                                                  12,332,923
                                                                              --------------
  SWEDEN (7.3%)
    Banking (.8%)
   58,500  Stadshypotek.....................................................       1,174,024
    Business and Public Service (1.2%)
  114,500  Esselte..........................................................       1,727,727
    Forest Products and Paper (1.1%)
  122,000  Stora Kopparbergs................................................       1,463,513
    Health and Personal Care (2.9%)
   46,500  Astra............................................................       1,845,348
  105,000  Svenska Handelsbanken............................................       2,186,442
    Transportation (1.3%)
   90,000  Volvo............................................................       1,846,932
                                                                              --------------
                                                                                  10,243,986
                                                                              --------------
  SWITZERLAND (4.5%)
    Electrical and Electronics (1.4%)
    1,730  BBC Brown Boveri Cie.............................................       2,014,685
    Health and Personal Care (2.4%)
    1,660  Ares-Serono......................................................       1,168,556
    1,085  Societe Generale.................................................       2,159,343
    Insurance (.7%)
    3,400  Zuerich Versicherung.............................................       1,019,423
                                                                              --------------
                                                                                   6,362,007
                                                                              --------------
  THAILAND (.9%)
    Financial Services (.9%)
   57,507  Thai Fund........................................................       1,286,719
                                                                              --------------
  TURKEY (.4%)
    Financial Services (.4%)
   60,000  Turkish Growth Fund..............................................         622,500
                                                                              --------------
  UNITED KINGDOM (8.4%)
    Banking (1.0%)
  118,943  Barclays Bank....................................................       1,364,718
    Building Materials and Components (1.1%)
  365,000  BICC.L...........................................................       1,564,089
    Electrical and Electronics (.3%)
   44,500  Waste Management International ADR...............................         478,375
    Energy Services (3.2%)
  445,000  British Gas......................................................       1,754,903
   84,000  South Wales Electricity..........................................       1,222,019

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  UNITED KINGDOM--CONTINUED
  127,500  Welsh Water......................................................  $    1,534,162
    Food and Household Products (2.3%)
2,082,536  Albert Fisher Group..............................................       1,552,005
  613,891  Hillsdown Holdings...............................................       1,610,784
    Merchandising (.5%)
   91,600  Kwik Save Group..................................................         716,779
                                                                              --------------
                                                                                  11,797,834
                                                                              --------------
  VENEZUELA (.5%)
    Energy Services (.5%)
1,012,793  Electricidad Caracas.............................................         691,951
                                                                              --------------
Total common stocks
    (cost $104,633,041).....................................................     117,819,347
                                                                              --------------
PREFERRED STOCKS AND OTHER (2.8%)
  ARGENTINA (1.0%)
    Multi-industry (1.0%)
   24,565  Compania de Inversiones en Telecommunications convertible
             preferred--7.0% (c)............................................       1,424,770
                                                                              --------------
                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  FRANCE (--%)
    Mining and Metal (--%)
    5,900  Pechiney Warrants (expiring 1/8/96)..............................  $           12
                                                                              --------------
  GERMANY (.6%)
    Energy Services (.6%)
    4,800  Veba Warrants (expiring 4/6/98)..................................         766,309
                                                                              --------------
  HONG KONG (--%)
    Multi-Industry (--%)
   50,000  Jardine Strategic Holdings cumulative convertible
             preferred--7.5%................................................          54,500
                                                                              --------------
  MEXICO (1.0%)
    Financial Services (1.0%)
   44,210  Nacional Financiera ADR--11.25%..................................       1,458,930
                                                                              --------------
  UNITED KINGDOM (.2%)
    Energy Services (.2%)
  137,700  Welsh Water......................................................         233,034
                                                                              --------------
Total preferred stocks and other
    (cost $3,430,146).......................................................       3,937,555
                                                                              --------------

PRINCIPAL
----------
LONG-TERM DEBT SECURITIES (1.0%)
  HONG KONG (1.0%)
    Finance (1.0%)
$1,680,000  PIV Investment Finance......................................   4.50%   12/01/00     1,394,400
                                                                                             ------------
            Total long-term debt securities (cost $1,388,161)..............................     1,394,400
                                                                                             ------------
SHORT-TERM SECURITIES (11.6%)
 5,000,000  Federal Home Loan Mortgage Corporation......................  5.580%   02/01/96     4,975,975
 4,000,000  Federal Home Loan Mortgage Corporation......................  5.440%   02/16/96     3,971,708
 2,500,000  Federal National Mortgage Association.......................  5.620%   01/05/96     2,498,439
 1,060,000  U.S. Treasury Note..........................................  8.875%   02/15/96     1,064,638
 3,785,000  Prime Value Fund, Inc.--Cash Investment Fund, current rate 5.47%...............     3,785,000
                                                                                             ------------
            Total short-term securities (cost $16,293,193).................................    16,295,760
                                                                                             ------------
            Total investments in securities (cost $125,744,541) (e)........................  $139,447,062
                                                                                             ------------
                                                                                             ------------

Notes to Investments in Securities
----------------------------------
(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) PRIDES--Preferred   Redeemed   Increased  Dividend   Equity  Securities  are
    structured as convertible preferred securities issued by a company. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                              ACQUISITION
SECURITY                                                         DATE         COST
------------------------------------------------------------  -----------  ----------
Quantas Airways Limited.....................................    Various    $  942,793
Bohler-Uddeholm.............................................    Various       824,910
Va Technologie..............................................    Various     1,026,767
Banque Nationale de Paris...................................    Various     2,172,218
                                                                           ----------
                                                                           $4,966,688
                                                                           ----------
                                                                           ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $127,707,556. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $18,036,041
         Gross unrealized depreciation.....................   (6,296,535)
                                                             -----------
         Net unrealized appreciation.......................  $11,739,506
                                                             -----------
                                                             -----------

SMALL COMPANY PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                          MARKET
 SHARES                                                                  VALUE(A)
-------                                                                ------------
COMMON STOCKS (85.9%)
  CAPITAL GOODS (8.4%)
    Machinery (8.4%)
28,500   AES China Generating Co Ltd (b)(c)..........................  $    228,000
46,350   Blount International Incorporated...........................     1,216,688
68,500   Elsag Bailey Process Automation (b)(c)......................     1,840,937
 2,000   Kaydon Corporation..........................................        60,750
18,100   Millipore Corporation.......................................       744,363
56,400   MSC Industrial Direct Co (b)................................     1,551,000
70,705   United Waste Systems, Inc (b)...............................     2,633,761
                                                                       ------------
                                                                          8,275,499
                                                                       ------------
  CONSUMER GOODS AND SERVICES (37.0%)
    Consumer Goods (7.8%)
40,585   Columbia/HCA Healthcare Corporation.........................     2,059,689
63,300   Idexx Laboratories Inc (b)..................................     2,975,100
19,834   Occusystems, Incorporated (b)...............................       396,680
22,500   Teva Pharmaceutical Industries (c)..........................     1,043,438
19,300   United Health Care..........................................     1,264,150
                                                                       ------------
                                                                          7,739,057
                                                                       ------------
    Consumer Services (9.6%)
59,774   Big Flower Press Holdings Incorporated (b)..................       926,497
58,700   Carmike Cinemas Inc (b).....................................     1,320,750
42,959   CUC International Inc (b)...................................     1,465,976
43,100   Gartner (b).................................................     2,063,413
37,200   GTECH Holdings Corporation (b)..............................       967,200
21,900   Lone Star Steakhouse & Saloon, Inc (b)......................       840,412
34,502   Manpower....................................................       970,369
37,900   Sola International Inc (b)..................................       956,975
                                                                       ------------
                                                                          9,511,592
                                                                       ------------
    Retail (14.5%)
74,000   Advanced Lighting Technologies, Inc (b).....................       740,000
 7,400   Amerisource Health Corporation (b)..........................       244,200
 7,400   APAC Teleservices, Incorporated (b).........................       246,975
54,100   Barnes & Noble Inc (b)......................................     1,568,900
67,520   Borders Group Incorporated (b)..............................     1,249,120
67,100   BT Office Products International, Inc (b)(c)................     1,073,600
95,300   Casey's General Stores Inc..................................     2,084,688
44,000   Eastbay Incorporated (b)....................................       869,000
51,700   Friedman's (b)..............................................       995,225
54,400   Global Directmail Corporation (b)...........................     1,496,000
25,300   Home Depot Inc..............................................     1,211,237
 2,800   Intimate Brands Inc.........................................        42,000
18,800   Kohl's Inc (b)..............................................       987,000
40,388   Office Depot, Inc (b).......................................       797,663
33,500   Orchard Supply Hardware (b).................................       690,937
                                                                       ------------
                                                                         14,296,545
                                                                       ------------
    Consumer Cyclicals (5.1%)
32,108   Exide Corporation...........................................     1,472,954
27,100   Stant Corporation...........................................       264,225

                                                                          MARKET
 SHARES                                                                  VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
77,600   Tommy Hilfiger Corporation (b)..............................  $  3,288,300
                                                                       ------------
                                                                          5,025,479
                                                                       ------------
  CREDIT SENSITIVE (9.8%)
    Finance (8.3%)
66,800   Amerin (b)..................................................     1,786,900
47,365   First Data Corporation......................................     3,167,534
 5,900   MGIC Investment Corporation.................................       320,075
57,100   Partnerre Ltd (c)...........................................     1,570,250
70,700   Roosevelt Financial Group, Inc..............................     1,369,813
                                                                       ------------
                                                                          8,214,572
                                                                       ------------
    Utilities (1.5%)
66,600   Pansamsat Corporation (b)...................................     1,469,362
                                                                       ------------
  INTERMEDIATE GOODS AND SERVICES (6.3%)
    Materials (2.7%)
24,126   Cambrex Corporation.........................................       998,213
90,800   Citation Corporation (b)....................................     1,089,600
38,070   McWhorter Technology Inc (b)................................       561,533
   600   Valspar Corporation.........................................        26,775
                                                                       ------------
                                                                          2,676,121
                                                                       ------------
    Transportation (3.6%)
24,000   Eagle USA Airfreight, Inc (b)...............................       630,000
40,400   Fritz Companies (b).........................................     1,676,600
48,300   Landstar System, Inc (b) ...................................     1,292,025
                                                                       ------------
                                                                          3,598,625
                                                                       ------------
  TECHNOLOGY (24.4%)
14,700   Acxiom Corporation (b)......................................       402,412
14,800   Adtran Incorporated (b).....................................       803,825
29,900   The Bisys Group Inc (b).....................................       919,425
21,000   C-Cube Microsystems Incorporated (b)........................     1,312,500
 1,900   CKS Group Incorporated (b)..................................        74,100
30,400   Cognex Corporation (b)......................................     1,056,400
67,507   Computer Associates International...........................     3,839,461
110,200  Computron Software (b)......................................     1,983,600
82,302   Danka Business Systems (c)..................................     3,045,174
 1,932   Datastream Systems, Incorporated (b)........................        36,708
37,900   DSC Communications (b)......................................     1,397,562
34,373   Fore Systems Inc (b)........................................     2,045,194
58,700   Informix Corporation (b)....................................     1,761,000
20,100   J Ray McDermott Holdings Incorporated (b)...................       359,288
57,800   Mercury Interactive Corp (b)................................     1,054,850
 9,600   Objective Systems Integrator (b)............................       525,600
46,100   Oracle Corporation (b)......................................     1,953,487
25,300   Telephone and Data Systems, Inc.............................       999,350
 8,500   Uunet Technologies, Incorporated (b)........................       535,500
                                                                       ------------
                                                                         24,105,436
                                                                       ------------
Total common stocks
  (cost: $64,528,729)................................................    84,912,288
                                                                       ------------

              See accompanying notes to investments in securities.

SMALL COMPANY PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (18.6%)
$4,300,000 U.S. Treasury Bill...............................................  5.39%-5.45%  01/11/96  $    4,292,702
2,970,000  U.S. Treasury Bill...............................................  5.44%-5.48%  02/15/96       2,951,586
2,500,000  American Home Products CP (d)....................................       5.86%   01/17/96       2,492,703
2,100,000  CPC International Incorporated CP (d)............................       5.86%   01/08/96       2,096,675
1,375,000  Public Service Electric & Gas Company CP.........................       6.09%   01/19/96       1,370,565
1,480,000  U.S. West Communications CP (d)..................................       5.84%   01/10/96       1,477,188
3,679,638  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.................       3,679,638
                                                                                                     --------------
           Total short-term securities (cost: $18,361,370).........................................      18,361,057
                                                                                                     --------------
           Total investments in securities (cost: $82,890,099) (e).................................  $  103,273,345
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 8.9% of net assets in foreign securities at December 31, 1995.
(d) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE          COST
--------                                            -----------   ----------
American Home Products............................    11/9/95     $2,472,592
CPC International Incorporated....................   12/12/95      2,090,944
U.S. West Communications..........................    12/7/95      1,471,991
                                                                  ----------
                                                                  $6,035,527
                                                                  ----------
                                                                  ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $82,891,847. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $21,662,422
         Gross unrealized depreciation.....................   (1,280,924)
                                                             -----------
         Net unrealized appreciation.......................  $20,381,498
                                                             -----------
                                                             -----------

MATURING GOVERNMENT BOND 1998 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                               MARKET
PRINCIPAL                                                                                     VALUE(A)
----------                                                                                   ----------
LONG-TERM DEBT SECURITIES (99.6%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (99.6%)
$  266,000  Federal National Mortgage Association Strip (b).............  7.065%   05/22/98  $  233,979
   356,000  Federal National Mortgage Association Strip (b).............  7.110%   11/22/98     304,536
   350,000  Federal National Mortgage Association Strip (b).............  7.050%   05/22/99     290,913
   615,000  Federal Home Loan Bank Strip (b)............................  6.730%   08/25/98     533,586
 1,000,215  Treasury Receipt (b)........................................  6.610%   05/15/99     835,519
   120,000  U. S. Treasury Strip (b)....................................  6.290%   11/15/98     103,397
 1,000,000  U. S. Treasury Strip (b)....................................  6.505%   11/15/98     861,639
   590,000  Financial Corporation Strip (b).............................  6.620%   05/30/99     489,410
   500,000  Guaranteed Trust Certificates (b)...........................  6.570%   11/15/98     429,155
   211,000  Guaranteed Trust Certificates Collateral Trust (b)..........  7.075%   11/15/98     181,103
   900,000  Tennessee Valley Authority Strip (b)........................  6.720%   10/15/98     773,971
                                                                                             ----------
            Total long-term debt securities (cost: $4,863,662).............................   5,037,208
                                                                                             ----------
SHORT-TERM SECURITIES (.3%)
    13,293  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%...........      13,293
                                                                                             ----------
            Total short-term securities (cost: $13,293)....................................      13,293
                                                                                             ----------
            Total investment in securities (cost: $4,876,955) (c)..........................  $5,050,501
                                                                                             ----------
                                                                                             ----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost of  securities  for  federal  income  tax purposes was $4,876,955. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $173,546
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $173,546
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2002 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                        MARKET
PRINCIPAL                                                                                              VALUE(A)
---------                                                                                            ------------
LONG-TERM DEBT SECURITIES (100.1%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (100.1%)
$ 525,000  Federal National Mortgage Association Strip (b)..................      7.600 %  02/01/02  $    372,613
  500,000  Financial Corporation Strip (b)..................................      7.400 %  06/27/02       346,230
1,000,000  Guaranteed Trust Certificates (b)................................      7.300 %  05/15/02       701,579
1,150,000  Tennessee Valley Authority Strips (b)............................      7.400 %  04/15/03       754,732
1,003,750  Treasury Receipt (b).............................................      7.100 %  08/15/02       696,100
  260,000  U.S. Treasury Strip (b)..........................................      6.970 %  08/15/02       181,898
                                                                                                     ------------
           Total long-term debt securities (cost: $2,775,121)......................................     3,053,152
                                                                                                     ------------
SHORT-TERM SECURITIES (.3%)
    8,485  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%....................         8,485
                                                                                                     ------------
           Total short-term securities (cost: $8,485)..............................................         8,485
                                                                                                     ------------
           Total investment in securities (cost: $2,783,606) (c)...................................  $  3,061,637
                                                                                                     ------------
                                                                                                     ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost  of  securities  for federal  income  tax purposes was $2,783,606. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $278,031
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $278,031
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2006 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                        MARKET
PRINCIPAL                                                                                              VALUE(A)
---------                                                                                            ------------
LONG-TERM DEBT SECURITIES (96.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (96.7%)
$ 810,000  Federal National Mortgage Association Strip (b)..................      7.620 %  08/01/05  $    457,819
  921,000  Financial Corporation Strip (b)..................................      7.735 %  09/07/07       449,945
  553,000  Government Trust Certificates (b)................................      7.440 %  11/15/05       309,762
1,000,000  Resolution Funding Corporation Strip (b).........................      7.460 %  07/15/07       506,959
1,000,020  Treasury Receipt (b).............................................      7.460 %  02/15/07       517,590
  450,000  U.S. Treasury Strip (b)..........................................      7.355 %  11/15/06       241,483
                                                                                                     ------------
           Total long-term debt securities (cost: $2,127,113)......................................     2,483,558
                                                                                                     ------------
SHORT-TERM SECURITIES (--%)
        5  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%....................             5
                                                                                                     ------------
           Total short-term securities (cost: $5)..................................................             5
                                                                                                     ------------
           Total investment in securities (cost: $2,127,118) (c)...................................  $  2,483,563
                                                                                                     ------------
                                                                                                     ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December 31, 1995, the cost of securities for federal income tax purposes was $2,127,118. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $356,445
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $356,445
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2010 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                               MARKET
PRINCIPAL                                                                                     VALUE(A)
---------                                                                                    ----------
LONG-TERM DEBT SECURITIES (93.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (93.7%)
$500,000    Federal National Mortgage Association Strip (b).............  7.700%   02/12/10  $  206,929
 500,000    Financial Corporation Strip (b).............................  7.770%   06/06/11     187,164
 945,000    Financial Corporation Strip (b).............................  7.920%   08/08/11     349,470
 132,000    Guaranteed Trust Certificates (b)...........................  7.660%   05/15/10      54,367
 515,000    State of Israel, Zero Coupon (b)............................  8.265%   03/15/10     216,001
 350,000    Resolution Funding Corporation (b)..........................  7.590%   04/15/11     137,455
 335,000    U.S. Treasury Strip (b).....................................  7.490%   02/15/10     145,189
                                                                                             ----------
            Total long-term debt securities (cost: $1,047,207).............................   1,296,575
                                                                                             ----------
SHORT-TERM SECURITIES (--%)
      50    Trust for Federal Securities--Federal Trust Fund, current rate 5.58%...........          50
                                                                                             ----------
            Total short-term securities (cost: $50)........................................          50
                                                                                             ----------
            Total investment in securities (cost: $1,047,257) (c)..........................  $1,296,625
                                                                                             ----------
                                                                                             ----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost  of  securities  for federal  income  tax purposes was $1,047,257. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $249,368
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $249,368
                                                             --------
                                                             --------

VALUE STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                 MARKET
   SHARES                                                                       VALUE(A)
---------                                                                     -------------
COMMON STOCKS (86.9%)
  CAPITAL GOODS (5.6%)
    Machinery
    8,600  HIG Hartford (b).................................................  $     416,025
    8,600  ITT Corporation (b)..............................................        455,800
    8,600  ITT Industries (b)...............................................        206,400
   46,575  Reading & Bates Corporation (b)..................................        698,625
                                                                              -------------
                                                                                  1,776,850
                                                                              -------------
  CONSUMER GOODS AND SERVICES (18.8%)
    Consumer Goods (1.9%)
   12,089  Columbia/HCA Healthcare Corporation..............................        613,517
                                                                              -------------
                                                                                    613,517
                                                                              -------------
    Consumer Services (4.4%)
   41,300  Bowne & Company, Incorporated....................................        826,000
    8,900  Knight-Ridder, Inc...............................................        556,250
                                                                              -------------
                                                                                  1,382,250
                                                                              -------------
    Retail (5.2%)
   60,100  Federated Department Stores (b)..................................      1,652,750
                                                                              -------------
                                                                                  1,652,750
                                                                              -------------
    Consumer Cyclicals (7.3%)
   35,200  Owens-Corning Fiberglas Corporation (b)..........................      1,579,600
   25,200  USG Corporation (b)..............................................        756,000
                                                                              -------------
                                                                                  2,335,600
                                                                              -------------
  CREDIT SENSITIVE (23.7%)
    Finance (21.0%)
   32,468  Prudential Reinsurance Holdings, Incorporated....................        758,940
   64,800  Green Point Financial Corporation................................      1,733,400
   41,200  Lehman Brothers Holdings, Inc....................................        875,500
   18,100  MBIA Inc.........................................................      1,357,500
   13,125  RLI Corporation..................................................        328,124
   56,800  TIG Holdings Inc.................................................      1,618,800
                                                                              -------------
                                                                                  6,672,264
                                                                              -------------
    Utilities (2.7%)
   21,400  Texas Utilities Company..........................................        880,075
                                                                              -------------
                                                                                    880,075
                                                                              -------------
  INTERMEDIATE GOODS AND SERVICES (35.8%)
    Energy (13.1%)
   19,100  The Columbia Gas System, Inc. (b)................................        838,013

                                                                                 MARKET
   SHARES                                                                       VALUE(A)
---------                                                                     -------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
   34,800  Tenneco Inc......................................................  $   1,726,950
   42,900  USX--Marathon Group..............................................        836,550
   35,200  YPF Sociedad Anonima (c).........................................        761,200
                                                                              -------------
                                                                                  4,162,713
                                                                              -------------
    Materials (15.9%)
   24,900  Citation Corporation (b).........................................        298,800
   15,100  Cytec Industries Inc (b).........................................        941,862
   32,300  Fort Howard Corporation (b)......................................        726,750
   14,500  W.R. Grace & Co..................................................        857,313
   13,338  Kimberly-Clark Corporation.......................................      1,103,720
   26,100  Morton International.............................................        936,337
   22,400  Sterling Chemicals (b)...........................................        182,000
                                                                              -------------
                                                                                  5,046,782
                                                                              -------------
    Transportation (6.8%)
    6,500  Burlington Northern Santa Fe.....................................        507,000
    3,583  Canadian National Railway Company (b)(c).........................         53,745
   22,300  Teekay Shipping Corporation (c)..................................        526,838
   34,500  Tidewater Incorporated...........................................      1,086,750
                                                                              -------------
                                                                                  2,174,333
                                                                              -------------
  TECHNOLOGY (3.0%)
   13,900  Rohr Incorporated (b)............................................        199,813
    5,500  Xerox Corporation................................................        753,500
                                                                              -------------
                                                                                    953,313
                                                                              -------------
Total common stocks
    (cost: $24,472,281).....................................................     27,650,447
                                                                              -------------
PRINCIPAL
---------
SHORT-TERM SECURITIES (12.8%)
$1,270,138 Trust for Federal Securities--Federal Trust Fund, current rate
             5.58%..........................................................      1,270,138
  500,000  U.S. Treasury Bill 5.41% 01/11/96................................        499,151
  835,000  U.S. Treasury Bills 5.07%-5.48% 02/15/96.........................        829,823
1,500,000  U.S. Treasury Bills 4.89%-5.00% 03/21/96.........................      1,483,054
                                                                              -------------
Total short-term securities
    (cost: $4,082,531)......................................................      4,082,166
                                                                              -------------
Total investment in securities
    (cost: $28,554,812) (d).................................................    $31,732,613
                                                                              -------------
                                                                              -------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.2% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $28,575,547. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $3,221,178
         Gross unrealized depreciation.....................     (64,112)
                                                             ----------
         Net unrealized appreciation.......................  $3,157,066
                                                             ----------
                                                             ----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1995

                                                                        MONEY          ASSET
                                         GROWTH           BOND          MARKET       ALLOCATION
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                      -------------   ------------   ------------   ------------
              ASSETS
Investments in securities, at
   market value--see accompanying
   schedules for detailed listing
   (identified cost: $165,889,798;
   $94,879,573; $29,446,178;
   $309,752,525; $66,790,495;
   $90,220,552; $127,441,407;
   $125,744,541; $82,890,099;
   $4,876,955; $2,783,606;
   $2,127,118; $1,047,257 and
   $28,554,812, respectively)......   $ 201,143,358   $ 98,452,711   $ 29,446,178   $346,646,001
Cash in bank on demand deposit.....           4,640          2,116        117,202         39,849
Receivable for Fund shares sold....         197,511        221,017        643,901        305,801
Receivable for investment
   securities sold.................         302,787      1,401,294             --      3,065,313
Dividends and accrued interest
   receivable......................         316,197      1,183,086          5,197      1,729,243
Unrealized appreciation on forward
   foreign currency contracts held,
   at value (note 4)...............              --             --             --             --
Receivable for foreign income taxes
   withheld........................              --             --             --             --
                                      -------------   ------------   ------------   ------------
      Total assets.................     201,964,493    101,260,224     30,212,478    351,786,207
                                      -------------   ------------   ------------   ------------
            LIABILITIES
Payable to Minnesota Mutual........              36             10             13             56
Dividends payable to
   shareholders....................              --             --          8,299             --
Payable for Fund shares
   repurchased.....................         171,741         49,186         37,786        133,081
Payable for investment securities
   purchased.......................         115,158        166,199             --      2,642,756
Unrealized depreciation on forward
   foreign currency contracts held,
   at value (note 4)...............              --             --             --             --
                                      -------------   ------------   ------------   ------------
      Total liabilities............         286,935        215,395         46,098      2,775,893
                                      -------------   ------------   ------------   ------------
Net assets applicable to
   outstanding capital stock.......   $ 201,677,558   $101,044,829   $ 30,166,380   $349,010,314
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........   $     912,720   $    758,444   $    301,664   $  1,910,836
    Additional paid-in capital.....     146,052,376     90,084,286     29,864,716    277,509,298
    Undistributed net investment
     income........................       1,885,333      5,666,378             --     11,587,244
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................      17,573,569        962,583             --     21,109,460
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............      35,253,560      3,573,138             --     36,893,476
                                      -------------   ------------   ------------   ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...   $ 201,677,558   $101,044,829   $ 30,166,380   $349,010,314
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------

Net asset value per share of
   outstanding capital stock.......   $       2.210   $      1.332   $      1.000   $      1.826
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------

See accompanying notes to financial statements.

                                         MORTGAGE                       CAPITAL       INTERNATIONAL      SMALL
                                        SECURITIES      INDEX 500     APPRECIATION       STOCK          COMPANY
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                       ------------    -----------    ------------    ------------    -----------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $165,889,798;
 $94,879,573; $29,446,178;
 $309,752,525; $66,790,495;
 $90,220,552; $127,441,407;
 $125,744,541; $82,890,099;
 $4,876,955; $2,783,606;
 $2,127,118; $1,047,257 and
 $28,554,812, respectively)........    $ 69,343,548    $123,757,392   $162,595,638    $139,447,062    $103,273,345
Cash in bank on demand deposit.....           1,904         22,507             87          33,549          14,120
Receivable for Fund shares sold....          90,635        506,569        228,825         325,806         237,280
Receivable for investment
 securities sold...................              --        249,492        675,489         772,712         134,127
Dividends and accrued interest
 receivable........................         616,672        230,591        111,738         474,557          33,337
Unrealized appreciation on forward
 foreign currency contracts held,
 at value (note 4).................              --             --             --              70              --
Receivable for foreign income taxes
 withheld..........................              --             --             --         236,490              --
                                       ------------    -----------    ------------    ------------    -----------
      Total assets.................      70,052,759    124,766,551    163,611,777     141,290,246     103,692,209
                                       ------------    -----------    ------------    ------------    -----------
            LIABILITIES
Payable to Minnesota Mutual........               2              3             --              18              59
Dividends payable to
 shareholders......................              --             --             --              --              --
Payable for Fund shares
 repurchased.......................          24,288        332,102         91,997          53,962          37,428
Payable for investment securities
 purchased.........................         282,496        435,847             --         459,370       4,759,796
Unrealized depreciation on forward
 foreign currency contracts held,
 at value (note 4).................              --             --             --           7,331              --
                                       ------------    -----------    ------------    ------------    -----------
      Total liabilities............         306,786        767,952         91,997         520,681       4,797,283
                                       ------------    -----------    ------------    ------------    -----------
Net assets applicable to
 outstanding capital stock.........    $ 69,745,973    $123,998,599   $163,519,780    $140,769,565    $98,894,926
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........    $    577,776    $   612,809    $   756,882     $   998,111     $   617,151
    Additional paid-in capital.....      65,374,590     87,010,235    122,863,163     119,236,761      75,448,985
    Undistributed net investment
     income........................       4,531,053      1,984,153             --       4,201,200             963
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................      (3,290,499)       854,562      4,745,504       2,636,296       2,444,581
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............       2,553,053     33,536,840     35,154,231      13,697,197      20,383,246
                                       ------------    -----------    ------------    ------------    -----------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $ 69,745,973    $123,998,599   $163,519,780    $140,769,565    $98,894,926
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------

Net asset value per share of
 outstanding capital stock.........    $      1.207    $     2.023    $     2.160     $     1.410     $     1.602
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------

                                        MATURING      MATURING       MATURING       MATURING
                                       GOVERNMENT    GOVERNMENT     GOVERNMENT     GOVERNMENT        VALUE
                                       BOND 1998      BOND 2002      BOND 2006      BOND 2010        STOCK
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ----------    -----------    -----------    -----------    ------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $165,889,798;
 $94,879,573; $29,446,178;
 $309,752,525; $66,790,495;
 $90,220,552; $127,441,407;
 $125,744,541; $82,890,099;
 $4,876,955; $2,783,606;
 $2,127,118; $1,047,257 and
 $28,554,812, respectively)........    $5,050,501    $3,061,637     $2,483,563     $1,296,625     $31,732,613
Cash in bank on demand deposit.....        5,178          8,284             85          8,796          35,055
Receivable for Fund shares sold....            4             --         85,904        285,938         189,221
Receivable for investment
 securities sold...................           --             --             --             --              --
Dividends and accrued interest
 receivable........................        1,361             40             --             --          47,329
Unrealized appreciation on forward
 foreign currency contracts held,
 at value (note 4).................           --             --             --             --              --
Receivable for foreign income taxes
 withheld..........................           --             --             --             --              --
                                       ----------    -----------    -----------    -----------    ------------
      Total assets.................    5,057,044      3,069,961      2,569,552      1,591,359      32,004,218
                                       ----------    -----------    -----------    -----------    ------------
            LIABILITIES
Payable to Minnesota Mutual........           --             --             --             --              --
Dividends payable to
 shareholders......................           --             --             --             --              --
Payable for Fund shares
 repurchased.......................          191         20,535             --        207,763          11,536
Payable for investment securities
 purchased.........................           --             --             --             --         167,648
Unrealized depreciation on forward
 foreign currency contracts held,
 at value (note 4).................           --             --             --             --              --
                                       ----------    -----------    -----------    -----------    ------------
      Total liabilities............          191         20,535             --        207,763         179,184
                                       ----------    -----------    -----------    -----------    ------------
Net assets applicable to
 outstanding capital stock.........    $5,056,853    $3,049,426     $2,569,552     $1,383,606     $31,825,034
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........    $  48,727     $   27,961     $   21,892     $   11,399     $   242,636
    Additional paid-in capital.....    4,830,820      2,746,405      2,187,501      1,137,132      27,887,908
    Undistributed net investment
     income........................        3,760             --          1,524          1,072           3,814
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................           --         (2,971 )        2,190        (15,365 )       512,875
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............      173,546        278,031        356,445        249,368       3,177,801
                                       ----------    -----------    -----------    -----------    ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $5,056,853    $3,049,426     $2,569,552     $1,383,606     $31,825,034
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------
Net asset value per share of
 outstanding capital stock.........    $   1.038     $    1.091     $    1.174     $    1.214     $     1.312
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------

MIMLIC SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1995

                                                                MONEY        ASSET
                                       GROWTH        BOND      MARKET     ALLOCATION
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     -----------  ----------  ---------   -----------
Investment income:
    Interest.......................  $   897,915  $6,164,380  $1,502,605  $11,385,019
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................    1,992,607          --         --     1,897,709
                                     -----------  ----------  ---------   -----------
        Total investment income....    2,890,522   6,164,380  1,502,605    13,282,728
                                     -----------  ----------  ---------   -----------
Expenses (note 5):
    Investment advisory fee........      905,136     435,045    126,630     1,538,272
    Custodian fees.................       12,762       5,294      4,802        27,405
    Administrative service fee.....       20,200      20,200     20,200        20,200
    Auditing and accounting
     services......................       17,149       5,569      2,229        34,384
    Legal fees.....................          311         311        311           311
    Registration fees..............       11,870      12,462      1,624        11,371
    Printing and shareholder
     reports.......................       31,218      15,478      4,595        53,292
    Directors' fees................        3,563       1,686        495         6,078
    Insurance......................        2,980       1,957        936         4,171
                                     -----------  ----------  ---------   -----------
        Total expenses.............    1,005,189     498,002    161,822     1,695,484
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................           --          --         --            --
                                     -----------  ----------  ---------   -----------
        Total net expenses.........    1,005,189     498,002    161,822     1,695,484
                                     -----------  ----------  ---------   -----------
        Investment income
         (loss)--net...............    1,885,333   5,666,378  1,340,783    11,587,244
                                     -----------  ----------  ---------   -----------
Realized and unrealized gains
   (losses) on investments and
   foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......   17,645,339   3,734,900         --    22,040,129
        Foreign currency
         transactions..............           --          --         --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   19,185,038   5,968,239         --    34,618,189
        Translation of assets and
         liabilities in foreign
         currencies................           --          --         --            --
                                     -----------  ----------  ---------   -----------
        Net gains on investments...   36,830,377   9,703,139         --    56,658,318
                                     -----------  ----------  ---------   -----------
Net increase in net assets
   resulting from operations.......  $38,715,710  $15,369,517 $1,340,783  $68,245,562
                                     -----------  ----------  ---------   -----------
                                     -----------  ----------  ---------   -----------

See accompanying notes to financial statements.

                                                                                                          MATURING     MATURING
                                      MORTGAGE                  CAPITAL      INTERNATIONAL     SMALL     GOVERNMENT   GOVERNMENT
                                     SECURITIES   INDEX 500   APPRECIATION       STOCK        COMPANY    BOND 1998    BOND 2002
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Investment income:
    Interest.......................  $4,904,558  $    33,252  $   133,829     $  949,212     $  572,119   $280,494     $193,545
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................          --    2,400,597      800,610      3,617,252        157,560         --           --
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total investment income....   4,904,558    2,433,849      934,439      4,566,464        729,679    280,494      193,545
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Expenses (note 5):
    Investment advisory fee........     322,465      388,206    1,071,527        955,095        552,670      2,184        1,441
    Custodian fees.................       7,334        7,343        8,552        107,323         11,359      2,381        2,332
    Administrative service fee.....      20,200       20,200       20,200         20,200         20,200     20,200       20,200
    Auditing and accounting
     services......................       7,249        7,609       12,169        146,527          5,259      3,899        3,899
    Legal fees.....................         311          311          311            311            311        311          311
    Registration fees..............         828        6,069       10,075         18,215         12,303        104           80
    Printing and shareholder
     reports.......................      12,171       16,128       24,076         21,567         12,047      1,939        1,736
    Directors' fees................       1,278        1,824        2,770          2,399          1,355         86           57
    Insurance......................       1,669        2,006        2,519          2,402          1,712        424          416
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total expenses.............     373,505      449,696    1,152,199      1,274,039        617,216     31,528       30,472
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................          --           --           --             --             --    (22,794)     (24,709)
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total net expenses.........     373,505      449,696    1,152,199      1,274,039        617,216      8,734        5,763
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Investment income
         (loss)--net...............   4,531,053    1,984,153     (217,760)     3,292,425        112,463    271,760      187,782
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......   1,181,245      989,818    6,284,588      4,783,539      3,782,537      1,067        8,323
        Foreign currency
         transactions..............          --           --           --        (99,232)            --         --           --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   4,752,049   26,535,228   21,970,841      8,233,684     16,659,924    359,251      446,613
        Translation of assets and
         liabilities in foreign
         currencies................          --           --           --         (6,319)            --         --           --
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Net gains on investments...   5,933,294   27,525,046   28,255,429     12,911,672     20,442,461    360,318      454,936
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Net increase in net assets
 resulting from operations.........  $10,464,347 $29,509,199  $28,037,669     $16,204,097    $20,554,924  $632,078     $642,718
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------

                                      MATURING     MATURING
                                     GOVERNMENT   GOVERNMENT     VALUE
                                     BOND 2006    BOND 2010      STOCK
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   ----------
Investment income:
    Interest.......................   $151,744     $ 80,693    $   91,932
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................         --           --       312,165
                                     ----------   ----------   ----------
        Total investment income....    151,744       80,693       404,097
                                     ----------   ----------   ----------
Expenses (note 5):
    Investment advisory fee........      5,450        2,888       141,207
    Custodian fees.................      2,003        1,788         9,237
    Administrative service fee.....     20,200       20,200        20,200
    Auditing and accounting
     services......................      3,899        3,899         3,899
    Legal fees.....................        311          311           311
    Registration fees..............         58           34           251
    Printing and shareholder
     reports.......................      1,622        1,458         3,591
    Directors' fees................         44           25           317
    Insurance......................        332          326           880
                                     ----------   ----------   ----------
        Total expenses.............     33,919       30,929       179,893
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................    (25,199)     (26,308)      (11,610)
                                     ----------   ----------   ----------
        Total net expenses.........      8,720        4,621       168,283
                                     ----------   ----------   ----------
        Investment income
         (loss)--net...............    143,024       76,072       235,814
                                     ----------   ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......      2,190       (2,181)    1,761,136
        Foreign currency
         transactions..............         --           --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................    504,542      334,118     3,206,550
        Translation of assets and
         liabilities in foreign
         currencies................         --           --            --
                                     ----------   ----------   ----------
        Net gains on investments...    506,732      331,937     4,967,686
                                     ----------   ----------   ----------
Net increase in net assets
 resulting from operations.........   $649,756     $408,009    $5,203,500
                                     ----------   ----------   ----------
                                     ----------   ----------   ----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                                                                   MONEY MARKET
                                          GROWTH PORTFOLIO            BOND PORTFOLIO                PORTFOLIO
                                     --------------------------  -------------------------  --------------------------
                                         1995          1994         1995          1994          1995          1994
                                     ------------  ------------  -----------  ------------  ------------  ------------
Operations:
  Investment income (loss)--net....  $  1,885,333  $  1,650,255  $ 5,666,378  $  2,999,724  $  1,340,783  $    690,788
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    17,645,339     6,143,355    3,734,900    (2,772,317)           --            --
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    19,185,038    (6,460,154)   5,968,239    (2,447,218)           --            --
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................    38,715,710     1,333,456   15,369,517    (2,219,811)    1,340,783       690,788
                                     ------------  ------------  -----------  ------------  ------------  ------------
Distributions to shareholders from:
  Investment income--net...........    (1,650,255)   (1,342,938)  (2,999,724)   (1,934,397)   (1,340,783)     (690,788)
  Tax return of capital............            --            --           --            --            --            --
  Net realized gains...............    (6,215,125)   (2,762,094)          --    (1,207,104)           --            --
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Total distributions............    (7,865,380)   (4,105,032)  (2,999,724)   (3,141,501)   (1,340,783)     (690,788)
                                     ------------  ------------  -----------  ------------  ------------  ------------
Capital share transactions (note
   6):
  Proceeds from sales..............    32,540,549    52,498,822   24,809,311    47,311,992    36,944,812    32,779,527
  Shares issued as a result of
   reinvested distributions........     7,865,380     4,105,032    2,999,724     3,141,501     1,335,757       687,516
  Payments for redemption of
   shares..........................   (26,947,664)  (22,208,175) (13,813,438)  (14,339,927)  (31,221,058)  (28,782,856)
                                     ------------  ------------  -----------  ------------  ------------  ------------
Increase in net assets from capital
   shares transactions.............    13,458,265    34,395,679   13,995,597    36,113,566     7,059,511     4,684,187
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Total increase (decrease) in
     net assets....................    44,308,595    31,624,103   26,365,390    30,752,254     7,059,511     4,684,187
Net assets at beginning of year....   157,368,963   125,744,860   74,679,439    43,927,185    23,106,869    18,422,682
                                     ------------  ------------  -----------  ------------  ------------  ------------
Net assets at end of year
   (including undistributed net
   investment income of $1,885,333
   and $1,650,255 for Growth,
   $5,666,378 and $2,999,724 for
   Bond, $0 and $0 for Money
   Market, $11,587,244 and
   $8,662,733 for Asset Allocation,
   $4,531,053 and $4,169,579 for
   Mortgage Securities, $1,984,153
   and $1,540,293 for Index 500, $0
   and $0 for Capital Appreciation,
   $4,201,200 and $0 for
   International Stock and $963 and
   $0 for Small Company,
   respectively....................  $201,677,558  $157,368,963  $101,044,829 $ 74,679,439  $ 30,166,380  $ 23,106,869
                                     ------------  ------------  -----------  ------------  ------------  ------------
                                     ------------  ------------  -----------  ------------  ------------  ------------

                                     ASSET ALLOCATION PORTFOLIO
                                     --------------------------
                                         1995          1994
                                     ------------  ------------
Operations:
  Investment income (loss)--net....  $ 11,587,244  $  8,662,733
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    22,040,129     2,416,232
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    34,618,189   (14,485,429)
                                     ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................    68,245,562    (3,406,464)
                                     ------------  ------------
Distributions to shareholders from:
  Investment income--net...........    (8,662,733)   (5,362,473)
  Tax return of capital............            --            --
  Net realized gains...............    (3,165,106)   (1,562,683)
                                     ------------  ------------
    Total distributions............   (11,827,839)   (6,925,156)
                                     ------------  ------------
Capital share transactions (note
   6):
  Proceeds from sales..............    63,178,126    84,259,037
  Shares issued as a result of
   reinvested distributions........    11,827,839     6,925,156
  Payments for redemption of
   shares..........................   (55,042,670)  (58,234,439)
                                     ------------  ------------
Increase in net assets from capital
   shares transactions.............    19,963,295    32,949,754
                                     ------------  ------------
    Total increase (decrease) in
     net assets....................    76,381,018    22,618,134
Net assets at beginning of year....   272,629,296   250,011,162
                                     ------------  ------------
Net assets at end of year
   (including undistributed net
   investment income of $1,885,333
   and $1,650,255 for Growth,
   $5,666,378 and $2,999,724 for
   Bond, $0 and $0 for Money
   Market, $11,587,244 and
   $8,662,733 for Asset Allocation,
   $4,531,053 and $4,169,579 for
   Mortgage Securities, $1,984,153
   and $1,540,293 for Index 500, $0
   and $0 for Capital Appreciation,
   $4,201,200 and $0 for
   International Stock and $963 and
   $0 for Small Company,
   respectively....................  $349,010,314  $272,629,296
                                     ------------  ------------
                                     ------------  ------------

See accompanying notes to financial statements.

                                        MORTGAGE SECURITIES                                   CAPITAL APPRECIATION
                                             PORTFOLIO             INDEX 500 PORTFOLIO             PORTFOLIO
                                     -------------------------  -------------------------  --------------------------
                                        1995          1994         1995          1994          1995          1994
                                     -----------  ------------  -----------  ------------  ------------  ------------
Operations:
  Investment income (loss)--net....  $ 4,531,053  $  4,169,579  $ 1,984,153  $  1,540,293  $   (217,760) $    (86,869)
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    1,181,245    (4,453,200)     989,818       651,600     6,284,588     2,161,545
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    4,752,049    (1,979,210)  26,535,228    (1,311,857)   21,970,841       935,847
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................   10,464,347    (2,262,831)  29,509,199       880,036    28,037,669     3,010,523
                                     -----------  ------------  -----------  ------------  ------------  ------------
Distributions to shareholders from:
  Investment income--net...........   (4,169,579)   (2,947,917)  (1,540,293)   (1,025,482)           --       (79,598)
  Tax return of capital............           --            --           --            --            --            --
  Net realized gains...............           --    (1,400,355)    (609,060)     (207,595)   (3,373,884)   (1,354,127)
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Total distributions............   (4,169,579)   (4,348,272)  (2,149,353)   (1,233,077)   (3,373,884)   (1,433,725)
                                     -----------  ------------  -----------  ------------  ------------  ------------
Capital share transactions (note
 6):
  Proceeds from sales..............   13,052,763    22,159,015   36,939,888    28,874,830    43,468,072    47,822,212
  Shares issued as a result of
   reinvested distributions........    4,169,579     4,348,272    2,149,353     1,233,077     3,373,884     1,433,725
  Payments for redemption of
   shares..........................  (13,436,928)  (24,132,164) (15,881,993)  (12,532,430)  (23,592,979)  (20,065,399)
                                     -----------  ------------  -----------  ------------  ------------  ------------
Increase in net assets from capital
 shares transactions...............    3,785,414     2,375,123   23,207,248    17,575,477    23,248,977    29,190,538
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Total increase (decrease) in
     net assets....................   10,080,182    (4,235,980)  50,567,094    17,222,436    47,912,762    30,767,336
Net assets at beginning of year....   59,665,791    63,901,771   73,431,505    56,209,069   115,607,018    84,839,682
                                     -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of year
 (including undistributed net
 investment income of $1,885,333
 and $1,650,255 for Growth,
 $5,666,378 and $2,999,724 for
 Bond, $0 and $0 for Money Market,
 $11,587,244 and $8,662,733 for
 Asset Allocation, $4,531,053 and
 $4,169,579 for Mortgage
 Securities, $1,984,153 and
 $1,540,293 for Index 500, $0 and
 $0 for Capital Appreciation,
 $4,201,200 and $0 for
 International Stock and $963 and
 $0 for Small Company,
 respectively......................  $69,745,973  $ 59,665,791  $123,998,599 $ 73,431,505  $163,519,780  $115,607,018
                                     -----------  ------------  -----------  ------------  ------------  ------------
                                     -----------  ------------  -----------  ------------  ------------  ------------

                                        INTERNATIONAL STOCK           SMALL COMPANY
                                             PORTFOLIO                  PORTFOLIO
                                     --------------------------  ------------------------
                                         1995          1994         1995         1994
                                     ------------  ------------  -----------  -----------
Operations:
  Investment income (loss)--net....  $  3,292,425  $  1,469,931  $   112,463  $    72,362
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................     4,684,307     2,343,090    3,782,537     (351,935)
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............     8,227,365    (4,817,807)  16,659,924    2,760,825
                                     ------------  ------------  -----------  -----------
    Net increase (decrease) in net
     assets resulting from
     operations....................    16,204,097    (1,004,786)  20,554,924    2,481,252
                                     ------------  ------------  -----------  -----------
Distributions to shareholders from:
  Investment income--net...........            --    (2,161,324)    (111,500)     (72,362)
  Tax return of capital............            --      (104,737)          --         (138)
  Net realized gains...............            --    (3,143,805)    (969,415)          --
                                     ------------  ------------  -----------  -----------
    Total distributions............            --    (5,409,866)  (1,080,915)     (72,500)
                                     ------------  ------------  -----------  -----------
Capital share transactions (note
 6):
  Proceeds from sales..............    45,334,046    77,099,945   38,430,026   41,639,137
  Shares issued as a result of
   reinvested distributions........            --     5,409,866    1,080,915       72,500
  Payments for redemption of
   shares..........................   (28,258,386)  (29,711,207) (11,194,748)  (6,058,704)
                                     ------------  ------------  -----------  -----------
Increase in net assets from capital
 shares transactions...............    17,075,660    52,798,604   28,316,193   35,652,933
                                     ------------  ------------  -----------  -----------
    Total increase (decrease) in
     net assets....................    33,279,757    46,383,952   47,790,202   38,061,685
Net assets at beginning of year....   107,489,808    61,105,856   51,104,724   13,043,039
                                     ------------  ------------  -----------  -----------
Net assets at end of year
 (including undistributed net
 investment income of $1,885,333
 and $1,650,255 for Growth,
 $5,666,378 and $2,999,724 for
 Bond, $0 and $0 for Money Market,
 $11,587,244 and $8,662,733 for
 Asset Allocation, $4,531,053 and
 $4,169,579 for Mortgage
 Securities, $1,984,153 and
 $1,540,293 for Index 500, $0 and
 $0 for Capital Appreciation,
 $4,201,200 and $0 for
 International Stock and $963 and
 $0 for Small Company,
 respectively......................  $140,769,565  $107,489,808  $98,894,926  $51,104,724
                                     ------------  ------------  -----------  -----------
                                     ------------  ------------  -----------  -----------

MIMLIC SERIES FUND, INC.

YEAR ENDED DECEMBER 31, 1995 AND PERIOD FROM MAY 2, 1994
COMMENCEMENT OF OPERATIONS, TO DECEMBER 31, 1994

                                         MATURING                MATURING                MATURING                MATURING
                                     GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND
                                      1998 PORTFOLIO          2002 PORTFOLIO          2006 PORTFOLIO          2010 PORTFOLIO
                                  ----------------------  ----------------------  ----------------------  ----------------------
                                     1995        1994        1995        1994        1995        1994        1995        1994
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Investment income--net........  $  271,760  $  152,178  $  187,782  $  126,262  $  143,024  $   93,792  $   76,072  $   55,785
  Net realized gains (losses)
   on investments...............       1,067          --       8,323     (11,294)      2,190          --      (2,181)    (13,184)
  Net change in unrealized
   appreciation or depreciation
   of investments...............     359,251    (185,705)    446,613    (168,582)    504,542    (148,097)    334,118     (84,750)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in
     net assets resulting from
     operations.................     632,078     (33,527)    642,718     (53,614)    649,756     (54,305)    408,009     (42,149)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders
   from:
  Investment income--net........    (269,178)   (151,000)   (189,044)   (125,000)   (142,792)    (92,500)    (75,785)    (55,000)
  Tax return of capital.........          --          --      (6,040)         --          --          --          --          --
  Net realized gains............      (1,067)         --          --          --          --          --          --          --
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.........    (270,245)   (151,000)   (195,084)   (125,000)   (142,792)    (92,500)    (75,785)    (55,000)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital share transactions (note
   6):
  Proceeds from sales...........   2,803,879   6,188,973     862,287   3,593,330     539,818   2,375,258   1,121,319   1,603,322
  Shares issued as a result of
   reinvested distributions.....     270,245     151,000     195,084     125,000     142,792      92,500      75,785      55,000
  Payments for redemption of
   shares.......................  (1,780,820) (2,753,730) (1,030,858)   (964,437)   (479,630)   (461,345) (1,216,768)   (490,127)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions.................   1,293,304   3,586,243      26,513   2,753,893     202,980   2,006,413     (19,664)  1,168,195
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total increase in net
     assets.....................   1,655,137   3,401,716     474,147   2,575,279     709,944   1,859,608     312,560   1,071,046
Net assets at beginning of
   period.......................   3,401,716          --   2,575,279          --   1,859,608          --   1,071,046          --
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period.
   (including undistributed net
   investment income of $3,760
   and $1,178 for Maturing
   Government Bond 1998, $0 and
   $1,262 for Maturing
   Government Bond 2002, $1,524
   and $1,292 for Maturing
   Government Bond 2006, $1,072
   and $785 for Maturing
   Government Bond 2010 and
   $3,814 and $1,111 for Value
   Stock, respectively..........  $5,056,853  $3,401,716  $3,049,426  $2,575,279  $2,569,552  $1,859,608  $1,383,606  $1,071,046
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

                                        VALUE STOCK
                                         PORTFOLIO
                                  -----------------------
                                     1995         1994
                                  -----------  ----------
Operations:
  Investment income--net........  $   235,814  $   70,111
  Net realized gains (losses)
   on investments...............    1,761,136     130,280
  Net change in unrealized
   appreciation or depreciation
   of investments...............    3,206,550     (28,749)
                                  -----------  ----------
    Net increase (decrease) in
     net. assets resulting from
     operations.................    5,203,500     171,642
                                  -----------  ----------
Distributions to shareholders
   from:
  Investment income--net........     (233,111)    (69,000)
  Tax return of capital.........           --          --
  Net realized gains............   (1,350,762)    (27,779)
                                  -----------  ----------
    Total distributions.........   (1,583,873)    (96,779)
                                  -----------  ----------
Capital share transactions (note
   6):
  Proceeds from sales...........   20,708,752   9,025,887
  Shares issued as a result of
   reinvested distributions.....    1,583,873      96,779
  Payments for redemption of
   shares.......................   (2,858,057)   (426,690)
                                  -----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions.................   19,434,568   8,695,976
                                  -----------  ----------
    Total increase in net
     assets.....................   23,054,195   8,770,839
Net assets at beginning of
   period.......................    8,770,839          --
                                  -----------  ----------
Net assets at end of period.
   (including undistributed net
   investment income of $3,760
   and $1,178 for Maturing
   Government Bond 1998, $0 and
   $1,262 for Maturing
   Government Bond 2002, $1,524
   and $1,292 for Maturing
   Government Bond 2006, $1,072
   and $785 for Maturing
   Government Bond 2010 and
   $3,814 and $1,111 for Value
   Stock, respectively..........  $31,825,034  $8,770,839
                                  -----------  ----------
                                  -----------  ----------

See accompanying notes to financial statements.

MIMLIC SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1995

(1) ORGANIZATION
    MIMLIC Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company with a series of fourteen portfolios (Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing
Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock). The Fund accounts for the assets, liabilities and operations of each portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to The Minnesota Mutual Life Insurance Company's (Minnesota Mutual) separate accounts in connection with Minnesota Mutual variable contracts and policies.

    On November 9, 1993, the Board of Directors approved the addition of the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006 and Maturing Government Bond 2010 Portfolios. On January 18, 1994, the Board of Directors approved the addition of the Value Stock Portfolio. On April 25, 1994, Minnesota Mutual purchased shares of capital stock, which represented the initial capital in these portfolios, as follows:

                                                                      NUMBER OF
PORTFOLIO                                                               SHARES
---------                                                             ----------
Maturing Government Bond 1998.......................................  3,400,000
Maturing Government Bond 2002.......................................  2,600,000
Maturing Government Bond 2006.......................................  1,900,000
Maturing Government Bond 2010.......................................  1,100,000
Value Stock.........................................................  3,000,000

    Operations for these five portfolios did not formally commence until May 2, 1994 when the shares became effectively registered under the Securities Exchange Act of 1933.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a U.S. or foreign securities exchanges are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities, with the exception of Money Market and International Stock, are valued at market. For International Stock, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

    Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

    International Stock also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Stock and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Stock is subject to the credit risk that the other party will not complete the obligations of the contract.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each portfolio within the Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

    For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 1995, which, if not offset by subsequent capital gains, will expire December 31, 2002 through 2003. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired:

Mortgage Securities.................................................  $3,290,499
Maturing Government Bond 2002.......................................       2,971
Maturing Government Bond 2010.......................................      15,365

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income (loss) or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, adjustments have been made to undistributed net investment income (UNII), accumulated net realized gains and losses (ARGL) and additional paid-in captal (APIC) in the following amounts:

                                                                                      UNII       ARGL       APIC
                                                                                    ---------  ---------  ---------
Capital Appreciation..............................................................  $ 217,760  $      --  $(217,760)
International Stock...............................................................    908,775   (908,775)        --

  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income for Money Market are declared and reinvested daily in additional shares of capital stock. For portfolios other than Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the year ended December 31, 1995, the cost of purchases and proceeds from sales of investment securities aggregated $167,341,977 and $160,481,527, respectively, for Money Market. For the other portfolios, the cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the year ended December 31, 1995 were as follows:

                                                      PURCHASES        SALES
                                                     ------------  -------------
Growth.............................................  $169,358,960  $ 152,644,401
Bond...............................................   187,584,847    168,250,545
Asset Allocation...................................   446,709,760    453,344,030
Mortgage Securities................................    89,547,013     83,962,031
Index 500..........................................    27,361,565      4,621,683
Capital Appreciation...............................    92,160,508     71,791,108
International Stock................................    42,239,714     21,701,868
Small Company......................................    59,812,551     39,341,441
Maturing Government Bond 1998......................     1,692,868        383,296
Maturing Government Bond 2002......................        62,511             --
Maturing Government Bond 2006......................       344,848        217,166
Maturing Government Bond 2010......................            --         93,714
Value Stock........................................    43,922,395     28,405,681

(4) FORWARD FOREIGN CURRENCY CONTRACTS
    On December 31, 1995, International Stock had entered into forward currency contracts that obligate International Stock to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

EXCHANGE      CURRENCY TO BE        CURRENCY TO BE       UNREALIZED       UNREALIZED
  DATE          DELIVERED              RECEIVED         APPRECIATION     DEPRECIATION
--------    ------------------    ------------------    ------------     ------------
01/03/96         26,439    US$         17,074    GBP        $70             $   --
01/04/96        119,670    GBP        183,813    US$         --              1,986
01/04/96         15,041    GBP         23,352    US$         --                250
01/03/96        184,320    CHF        158,623    US$         --              1,564
01/05/96         44,657    GBP         68,793    US$         --                540
01/05/96         46,065    GBP         71,520    US$         --                387
01/08/96        201,935    CHF        174,202    US$         --              1,294
01/31/96        101,723    US$        495,898    FRF         --                320
01/31/96         42,374    US$        206,442    FRF         --                160
01/31/96         74,346    US$        362,810    FRF         --                158
01/03/96         46,060    US$        198,979    FIM         --                233
01/31/96         20,949    US$        101,833    FRF         --                126
01/31/96         20,339    US$         98,867    FRF         --                122
01/04/96         17,416    US$         75,254    FIM         --                 84
01/31/96         13,048    US$         63,478    FRF         --                 68
01/31/96         11,944    US$         58,229    FRF         --                 39
                                                             --
                                                                             -----
                                                            $70             $7,331
                                                             --              -----
                                                             --              -----

   CHF     Swiss Franc
   FIM     Finnish Markka
   FRF     French Franc
   GBP     British Pound Sterling
   US$     United States Dollar

(5) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has entered into an investment advisory agreement with MIMLIC Asset Management Company (MIMLIC Management). Each portfolio of the Fund pays MIMLIC Management an annual fee, based on average daily net assets, in the following amounts:

PORTFOLIO                                            ANNUAL FEE
---------                                 --------------------------------
Growth..................................        .50%
Bond....................................        .50%
Money Market............................        .50%
Asset Allocation........................        .50%
Mortgage Securities.....................        .50%
Index 500...............................        .40%
Capital Appreciation....................        .75%
International Stock.....................       1.00%  on the first $10
                                                      million in net
                                                      assets
                                                .90%  on the next $15
                                                      million
                                                .80%  on the next $25
                                                      million
                                                .75%  on the next $50
                                                      million
                                                .65%  thereafter
Small Company...........................        .75%
Maturing Government Bond 1998...........        .05%  until April 30, 1998
                                                      and .25% thereafter
Maturing Government Bond 2002...........        .05%  until April 30, 1998
                                                      and .25% thereafter
Maturing Government Bond 2006...........        .25%
Maturing Government Bond 2010...........        .25%
Value Stock.............................        .75%

    Under these agreements, MIMLIC Management manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel.

    For Capital Appreciation, MIMLIC Management has a sub-advisory agreement with Winslow Capital Management, Inc. (Winslow). From its advisory fee, MIMLIC Management pays Winslow a fee equal to .50 percent on the first $75 million in net assets and .45 percent of all net assets in excess of $75 million. For International Stock, MIMLIC Management has a sub-advisory agreement with Templeton Investment Counsel, Inc. From its advisory fee, MIMLIC Management pays Templeton Investment Counsel, Inc. a fee equal to .75 percent on the first $10 million in net assets, .65 percent on the next $15 million, .55 percent on the next $25 million, .50 percent on the next $50 million and .40 percent on the next $100 million and thereafter.

    The Fund bears certain other operating expenses including outside directors' fees, federal registration fees, printing and shareholder reports, legal, auditing, custodian fees, organizational costs and other miscellaneous expenses. Each portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific portfolio will be allocated based upon the proportionate net asset size of each portfolio. Minnesota Mutual directly incurs and pays these operating expenses relating to the Fund and the Fund in turn reimburses Minnesota Mutual. Minnesota Mutual has voluntarily agreed to absorb all fees and expenses for each portfolio that exceed various percentages of average daily net assets. During the year ended December 31, 1995, Minnesota Mutual voluntarily agreed to absorb $22,794, $24,709, $25,199, $26,308 and $11,610 in expenses that were otherwise payable by Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government 2010 and Value Stock.

    Each portfolio pays an administrative services fee to Minnesota Mutual for accounting, legal and other administrative services which Minnesota Mutual provides. Prior to May 1, 1995, the administrative services fee for each portfolio was $2,050 per month. Effective May 1, 1995, the administrative service fee for each portfolio is $1,500 per month.

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares of portfolios for the years ended December 31, 1995 and 1994 (the year ended December 31, 1995 and the period from April 25, 1994 to December 31, 1994 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock) were as follows:

                                                                        GROWTH                         BOND
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   15,942,741     28,193,814     19,917,487     40,112,788
Issued for reinvested distributions.........................    4,188,367      2,249,492      2,571,473      2,685,716
Redeemed....................................................  (13,194,015)   (11,882,761)   (11,200,741)   (12,036,132)
                                                              -----------    -----------    -----------    -----------
                                                                6,937,093     18,560,545     11,288,219     30,762,372
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------


                                                                     MONEY MARKET                ASSET ALLOCATION
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   36,944,812     32,779,527     37,854,023     55,022,406
Issued for reinvested distributions.........................    1,335,757        687,516      7,646,551      4,591,566
Redeemed....................................................  (31,221,058)   (28,782,856)   (33,295,460)   (38,088,984)
                                                              -----------    -----------    -----------    -----------
                                                                7,059,511      4,684,187     12,205,114     21,524,988
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                 MORTGAGE SECURITIES                INDEX 500
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   11,363,781     19,380,092     20,529,294     19,141,178
Issued for reinvested distributions.........................    3,873,396      3,961,293      1,340,030        840,282
Redeemed....................................................  (11,794,395)   (21,468,950)    (8,948,748)    (8,311,557)
                                                              -----------    -----------    -----------    -----------
                                                                3,442,782      1,872,435     12,920,576     11,669,903
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                 CAPITAL APPRECIATION          INTERNATIONAL STOCK
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   21,549,468     27,348,716     34,352,552     59,024,386
Issued for reinvested distributions.........................    1,816,119        840,153             --      4,331,175
Redeemed....................................................  (11,636,441)   (11,447,247)   (21,587,691)   (22,945,898)
                                                              -----------    -----------    -----------    -----------
                                                               11,729,146     16,741,622     12,764,861     40,409,663
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                                             MATURING GOVERNMENT BOND
                                                                    SMALL COMPANY                      1998
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   27,268,886     35,560,021      2,804,374      6,200,909
Issued for reinvested distributions.........................      681,476         59,351        261,002        159,722
Redeemed....................................................   (7,902,817)    (5,225,445)    (1,791,322)    (2,761,977)
                                                              -----------    -----------    -----------    -----------
                                                               20,047,545     30,393,927      1,274,054      3,598,654
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                               MATURING GOVERNMENT BOND      MATURING GOVERNMENT BOND
                                                                         2002                          2006
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................      819,908      3,615,900        493,557      2,395,168
Issued for reinvested distributions.........................      179,675        133,932        122,592        100,028
Redeemed....................................................     (966,191)      (987,161)      (441,900)      (480,203)
                                                              -----------    -----------    -----------    -----------
                                                                   33,392      2,762,671        174,249      2,014,993
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                               MATURING GOVERNMENT BOND
                                                                         2010                      VALUE STOCK
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................    1,062,561      1,641,280     16,963,575      8,716,795
Issued for reinvested distributions.........................       63,051         60,229      1,227,850         93,066
Redeemed....................................................   (1,163,056)      (524,203)    (2,330,611)      (407,103)
                                                              -----------    -----------    -----------    -----------
                                                                 ( 37,444)     1,177,306     15,860,814      8,402,758
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

(7) ILLIQUID SECURITIES
    Each portfolio of the Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At December 31, 1995, investment in securities of Bond, Mortgage Securities, International Stock and Small Company includes issues that are illiquid. The aggregate value of illiquid securities held by Bond, Mortgage Securities, International Stock and Small Company at December 31, 1995 were $2,096,336, $5,566,081, $5,556,188 and $6,066,566, respectively, which represents 2.1%,
8.0%, 3.9% and 6.1% of net assets, respectively. Securities are valued by procedures described in note 2. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(8) FINANCIAL HIGHLIGHTS

    The following tables for each Portfolio show certain per share data for a share of capital stock outstanding during the periods and selected information for each period:

GROWTH PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------
                                                                   1995       1994       1993       1992       1991
                                                                 ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year.............................     $1.866     $1.912     $1.889     $1.864     $1.391
                                                                 ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income......................................       .021       .019       .020       .026       .031
    Net gains or losses on securities (both realized and
      unrealized)..............................................       .416      (.005)      .063       .060       .442
                                                                 ---------  ---------  ---------  ---------  ---------
        Total from investment operations.......................       .437       .014       .083       .086       .473
                                                                 ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income.......................      (.020)     (.020)     (.027)     (.031)        --
    Distributions from capital gains...........................      (.073)     (.040)     (.033)     (.030)        --
                                                                 ---------  ---------  ---------  ---------  ---------
        Total distributions....................................      (.093)     (.060)     (.060)     (.061)        --
                                                                 ---------  ---------  ---------  ---------  ---------
Net asset value, end of year...................................     $2.210     $1.866     $1.912     $1.889     $1.864
                                                                 ---------  ---------  ---------  ---------  ---------
                                                                 ---------  ---------  ---------  ---------  ---------
Total return (a)...............................................       24.3%        .8%       4.7%       4.8%      34.1%
Net assets, end of year (in thousands).........................  $ 201,678  $ 157,369  $ 125,745  $  99,128  $  75,518
Ratio of expenses to average daily net assets..................        .55%       .56%       .58%       .58%       .63%
Ratio of net investment income to average daily net assets.....       1.04%      1.22%      1.21%      1.72%      2.11%
Portfolio turnover rate (excluding short-term securities)......       91.9%      42.0%      51.0%      22.4%      15.7%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

BOND PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                1995       1994       1993       1992       1991
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of year..........................    $1.157     $1.300     $1.258     $1.264     $1.075
                                                              --------    -------    -------    -------    -------
Income from investment operations:
    Net investment income...................................      .074       .042       .051       .053       .078
    Net gains or losses on securities (both realized and
      unrealized)...........................................      .147      (.100)      .074       .024       .111
                                                              --------    -------    -------    -------    -------
        Total from investment operations....................      .221      (.058)      .125       .077       .189
                                                              --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................     (.046)     (.052)     (.058)     (.069)        --
    Distributions from capital gains........................        --      (.033)     (.025)     (.014)        --
                                                              --------    -------    -------    -------    -------
        Total distributions.................................     (.046)     (.085)     (.083)     (.083)        --
                                                              --------    -------    -------    -------    -------
Net asset value, end of year................................    $1.332     $1.157     $1.300     $1.258     $1.264
                                                              --------    -------    -------    -------    -------
                                                              --------    -------    -------    -------    -------
Total return (a)............................................      19.8%      (4.6)%     10.3%       6.7%      17.6%
Net assets, end of year (in thousands)......................  $101,045    $74,679    $43,927    $24,914    $13,088
Ratio of expenses to average daily net assets (b)...........       .58%       .61%       .64%       .65%       .65%
Ratio of net investment income to average daily net assets
  (b).......................................................      6.57%      6.12%      5.57%      6.56%      7.79%
Portfolio turnover rate (excluding short-term securities)...     205.4%     166.2%     166.8%     140.2%      93.8%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $12,179 and $13,182 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72% and .78%, respectively, and the ratio of net investment income to average daily net assets would have been 6.49% and 7.66%, respectively.

MONEY MARKET PORTFOLIO

                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1995       1994       1993       1992       1991
                                                                    ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year................................     $1.000     $1.000     $1.000     $1.000     $1.000
                                                                    ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income.........................................       .053       .036       .027       .032       .053
                                                                    ---------  ---------  ---------  ---------  ---------
        Total from investment operations..........................       .053       .036       .027       .032       .053
                                                                    ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income..........................      (.053)     (.036)     (.027)     (.032)     (.053)
                                                                    ---------  ---------  ---------  ---------  ---------
        Total distributions.......................................      (.053)     (.036)     (.027)     (.032)     (.053)
                                                                    ---------  ---------  ---------  ---------  ---------
Net asset value, end of year......................................     $1.000     $1.000     $1.000     $1.000     $1.000
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total return (a)..................................................        5.4%       4.2%       2.7%       3.2%       5.4%
Net assets, end of year (in thousands)............................  $  30,166  $  23,107  $  18,423  $  13,591  $  12,834
Ratio of expenses to average daily net assets (b).................        .64%       .65%       .65%       .65%       .65%
Ratio of net investment income to average daily net assets (b)....       5.29%      3.71%      2.65%      3.17%      5.26%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $13,734, $23,714, $20,913 and $22,877 in expenses for the years ended December 31, 1994, 1993, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72%, .81%, .80% and .85%, respectively, and the ratio of net investment income to average daily net assets would have been 3.64%, 2.49%, 3.02% and 5.06%, respectively.

ASSET ALLOCATION PORTFOLIO

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                1995        1994        1993        1992       1991
                                                              --------    --------    --------    --------    -------
Net asset value, beginning of year..........................    $1.524      $1.589      $1.574      $1.558     $1.209
                                                              --------    --------    --------    --------    -------
Income from investment operations:
    Net investment income...................................      .061        .047        .030        .034       .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .308       (.069)       .066        .070       .302
                                                              --------    --------    --------    --------    -------
        Total from investment operations....................      .369       (.022)       .096        .104       .349
                                                              --------    --------    --------    --------    -------
Less distributions:
    Dividends from net investment income....................     (.049)      (.033)      (.037)      (.041)        --
    Distributions from capital gains........................     (.018)      (.010)      (.044)      (.047)        --
                                                              --------    --------    --------    --------    -------
        Total distributions.................................     (.067)      (.043)      (.081)      (.088)        --
                                                              --------    --------    --------    --------    -------
Net asset value, end of year................................    $1.826      $1.524      $1.589      $1.574     $1.558
                                                              --------    --------    --------    --------    -------
                                                              --------    --------    --------    --------    -------
Total return (a)............................................      25.0%       (1.4)%       6.5%        7.3%      28.9%
Net assets, end of year (in thousands)......................  $349,010    $272,629    $250,011    $150,998    $68,592
Ratio of expenses to average daily net assets...............       .55%        .56%        .57%        .60%       .62%
Ratio of net investment income to average daily net
  assets....................................................      3.75%       3.31%       2.63%       3.68%      4.50%
Portfolio turnover rate (excluding short-term securities)...     157.0%      123.6%       85.7%      106.5%      78.6%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

MORTGAGE SECURITIES PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               1995       1994       1993       1992       1991
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................   $1.098     $1.218     $1.185     $1.196     $1.029
                                                              -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income...................................     .081       .074       .054       .045       .069
    Net gains or losses on securities (both realized and
     unrealized)............................................     .107      (.115)      .052       .024       .098
                                                              -------    -------    -------    -------    -------
        Total from investment operations....................     .188      (.041)      .106       .069       .167
                                                              -------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................    (.079)     (.054)     (.055)     (.056)        --
    Distributions from capital gains........................       --      (.025)     (.018)     (.024)        --
                                                              -------    -------    -------    -------    -------
        Total distributions.................................    (.079)     (.079)     (.073)     (.080)        --
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................   $1.207     $1.098     $1.218     $1.185     $1.196
                                                              -------    -------    -------    -------    -------
                                                              -------    -------    -------    -------    -------
Total return (a)............................................     18.0%      (3.4)%      9.3%       6.4%      16.3%
Net assets, end of year (in thousands)......................  $69,746    $59,666    $63,902    $37,011    $16,520
Ratio of expenses to average daily net assets (b)...........      .58%       .60%       .63%       .65%       .65%
Ratio of net investment income to average daily net assets
  (b).......................................................     7.09%      6.55%      5.87%      6.64%      8.02%
Portfolio turnover rate (excluding short-term securities)...    133.7%     197.3%     138.4%      96.2%     112.0%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $10,341 and $16,372 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .69% and .79% , respectively, and the ratio of net investment income to average daily net assets would have been 6.60% and 7.88%, respectively.

INDEX 500 PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                                   -----------------------------------------------------
                                                                     1995       1994       1993       1992       1991
                                                                   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year...............................     $1.518     $1.532     $1.428     $1.454     $1.120
                                                                   ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income........................................       .031       .029       .026       .024       .034
    Net gains or losses on securities (both realized and
      unrealized)................................................       .517      (.012)      .110       .073       .300
                                                                   ---------  ---------  ---------  ---------  ---------
        Total from investment operations.........................       .548       .017       .136       .097       .334
                                                                   ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income.........................      (.031)     (.026)     (.025)     (.032)        --
    Distributions from capital gains.............................      (.012)     (.005)     (.007)     (.091)        --
                                                                   ---------  ---------  ---------  ---------  ---------
        Total distributions......................................      (.043)     (.031)     (.032)     (.123)        --
                                                                   ---------  ---------  ---------  ---------  ---------
Net asset value, end of year.....................................     $2.023     $1.518     $1.532     $1.428     $1.454
                                                                   ---------  ---------  ---------  ---------  ---------
                                                                   ---------  ---------  ---------  ---------  ---------
Total return (a).................................................       36.8%       1.2%       9.8%       7.4%      29.8%
Net assets, end of year (in thousands)...........................  $ 123,999  $  73,432  $  56,209  $  35,620  $  20,999
Ratio of expenses to average daily net assets (b)................        .47%       .50%       .55%       .55%       .55%
Ratio of net investment income to average daily net assets (b)...       2.08%      2.34%      2.27%      2.42%      2.70%
Portfolio turnover rate (excluding short-term securities)........        4.8%       5.9%       4.8%       6.1%      26.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $7,228 and $13,123 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .58% and .62%, respectively, and the ratio of net investment income to average daily net assets would have been 2.39% and 2.63%, respectively.

CAPITAL APPRECIATION PORTFOLIO

                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                1995        1994       1993      1992(A)     1991
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of year..........................    $1.808      $1.797     $1.682     $1.684     $1.198
                                                              --------    --------    -------    -------    -------
Income from investment operations:
    Net investment income (loss)............................     (.003)         --       .001       .004       .009
    Net gains or losses on securities (both realized and
      unrealized)...........................................      .406        .039       .167       .078       .488
                                                              --------    --------    -------    -------    -------
        Total from investment operations....................      .403        .039       .168       .082       .497
                                                              --------    --------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................        --       (.002)     (.005)     (.009)     (.003)
    Distributions from capital gains........................     (.051)      (.026)     (.048)     (.075)     (.008)
                                                              --------    --------    -------    -------    -------
        Total distributions.................................     (.051)      (.028)     (.053)     (.084)     (.011)
                                                              --------    --------    -------    -------    -------
Net asset value, end of year................................    $2.160      $1.808     $1.797     $1.682     $1.684
                                                              --------    --------    -------    -------    -------
                                                              --------    --------    -------    -------    -------
Total return (b)............................................      22.8%        2.3%      10.4%       5.0%      41.8%
Net assets, end of year (in thousands)......................  $163,520    $115,607    $84,840    $52,365    $23,822
Ratio of expenses to average daily net assets (c)...........       .80%        .83%       .86%       .90%       .90%
Ratio of net investment income (loss) to average daily net
  assets (c)................................................      (.15)%      (.09)%      .12%       .42%       .92%
Portfolio turnover rate (excluding short-term securities)...      51.1%       68.4%      95.9%     138.8%      70.5%

----------
(a) On October 1, 1992, the portfolio entered into a new sub-advisory agreement with Winslow Capital Management, Inc. to perform sub-advisory services for the portfolio. Prior to October 1, 1992, the portfolio had a sub-advisory agreement with Alliance Capital Management L.P. for sub-advisory services.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $16,612 and $15,552 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .94% and 1.00%, respectively, and the ratio of net investment income to average daily net assets would have been .38% and .82%, respectively.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                 PERIOD FROM
                                                                  YEAR ENDED DECEMBER 31,        MAY 1, 1992
                                                              -------------------------------    TO DECEMBER
                                                                1995        1994       1993      31, 1992(A)
                                                              --------    --------    -------    ------------
Net asset value, beginning of period........................    $1.235      $1.310      $.919         $1.000
                                                              --------    --------    -------       ------
Income from investment operations:
    Net investment income...................................      .033        .011       .016         .010
    Net gains or losses on securities (both realized and
     unrealized)............................................      .142       (.015)      .389        (.077)
                                                              --------    --------    -------       ------
        Total from investment operations....................      .175       (.004)      .405        (.067)
                                                              --------    --------    -------       ------
Less distributions:
    Dividends from net investment income....................        --       (.029)     (.007)       (.010)
    Excess distributions of net investment income...........        --          --         --        (.002)
    Tax return of capital...................................        --       (.001)        --           --
    Distributions from capital gains........................        --       (.041)     (.007)          --
    Excess distributions of net realized gains..............        --          --         --        (.002)
                                                              --------    --------    -------       ------
        Total distributions.................................        --       (.071)     (.014)       (.014)
                                                              --------    --------    -------       ------
Net asset value, end of period..............................    $1.410      $1.235     $1.310        $.919
                                                              --------    --------    -------       ------
                                                              --------    --------    -------       ------
Total return (b)............................................      14.2%        (.3)%     44.2%        (6.8)%(d)
Net assets, end of period (in thousands)....................  $140,770    $107,490    $61,106      $17,401
Ratio of expenses to average daily net assets (c)...........      1.04%       1.24%      1.55%        2.00%(e)
Ratio of net investment income to average daily net assets
  (c).......................................................      2.69%       1.68%      1.04%        2.10%(e)
Portfolio turnover rate (excluding short-term securities)...      20.3%       12.9%      12.7%        11.7%

----------
(a) The inception of the portfolio was January 21, 1992. However, operations did not commence until May 1, 1992 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $8,450 in expenses for the period from May 1, 1992 to December 31, 1992. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.09% and the ratio of net investment income to average daily net assets would have been 2.01%.
(d) Total return is presented for the period from May 1, 1992, commencement of operations, to December 31, 1992.
(e)  Adjusted to an annual basis.

SMALL COMPANY PORTFOLIO

                                                                    YEAR ENDED        PERIOD FROM
                                                                   DECEMBER 31        MAY 3, 1993
                                                                ------------------    TO DECEMBER
                                                                 1995       1994      31, 1993(A)
                                                                -------    -------    ------------
Net asset value, beginning of period........................     $1.226     $1.157         $1.000
                                                                -------    -------       ------
Income from investment operations:
    Net investment income...................................       .002       .002           --
    Net gains or losses on securities (both realized and
     unrealized)............................................       .392       .069         .173
                                                                -------    -------       ------
        Total from investment operations....................       .394       .071         .173
                                                                -------    -------       ------
Less distributions:
    Dividends from net investment income....................      (.002)     (.002)          --
    Distributions from net realized gains...................      (.016)        --        (.015)
    Excess distributions of net realized gains..............         --         --        (.001)
                                                                -------    -------       ------
        Total distributions.................................      (.018)     (.002)       (.016)
                                                                -------    -------       ------
Net asset value, end of period..............................     $1.602     $1.226       $1.157
                                                                -------    -------       ------
                                                                -------    -------       ------
Total return (b)............................................       32.1%       6.2%        17.4%(c)
Net assets, end of period (in thousands)....................    $98,895    $51,105      $13,043
Ratio of expenses to average daily net assets (d)...........        .84%       .90%         .90%(e)
Ratio of net investment income (loss) to average daily net
  assets (d)................................................        .15%       .24%        (.02)%(e)
Portfolio turnover rate (excluding short-term securities)...       61.3%      28.1%        34.9%

----------
(a) The inception of the portfolio was January 26, 1993. However, operations did not commence until May 3, 1993 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 3, 1993, commencement of operations, to December 31, 1993.
(d) Minnesota Mutual voluntarily absorbed $9,532 and $30,330 in expenses for the year ended December 31, 1994 and the period from May 3, 1993 to December 31, 1993. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .92% and 1.58%, respectively and the ratio of net investment income (loss) to average daily net assets would have been .21% and (.70%), respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 1998 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.945              $.989
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .059              .043
    Net gains or losses on securities (both realized and
     unrealized)............................................      .092             (.043)
                                                                 -----             -----
        Total from investment operations....................      .151                --
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.058)            (.044)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.058)            (.044)
                                                                 -----             -----
Net asset value, end of period..............................    $1.038             $.945
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      16.0%               .1%(c)
Net assets, end of period (in thousands)....................    $5,057            $3,402
Ratio of expenses to average daily net assets (d)...........       .20%              .20%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.22%             6.45%(e)
Portfolio turnover rate (excluding short-term securities)...       9.0%               --

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $22,794 and $21,714 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average net assets would have been .72% and 1.12%, respectively, and the ratio of net investment income to average daily net assets would have been 5.70% and 5.53%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2002 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.932              $.977
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .072              .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .161             (.044)
                                                                 -----             -----
        Total from investment operations....................      .233              .003
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.072)            (.048)
    Tax return of capital...................................     (.002)               --
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.074)            (.048)
                                                                 -----             -----
Net asset value, end of period..............................    $1.091             $.932
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      25.0%               .3%(c)
Net assets, end of period (in thousands)....................    $3,049            $2,575
Ratio of expenses to average daily net assets (d)...........       .20%              .20%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.52%             7.18%(e)
Portfolio turnover rate (excluding short-term securities)...        --              11.6%

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $24,709 and $23,298 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.06% and 1.52%, respectively and the ratio of net investment income to average daily net assets would have been 5.66% and 5.86%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.923              $.970
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .069              .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .251             (.046)
                                                                 -----             -----
        Total from investment operations....................      .320              .001
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.069)            (.048)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.069)            (.048)
                                                                 -----             -----
Net asset value, end of period..............................    $1.174             $.923
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      34.7%               .1%(c)
Net assets, end of period (in thousands)....................    $2,570            $1,860
Ratio of expenses to average daily net assets (d)...........       .40%              .40%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.56%             7.45%(e)
Portfolio turnover rate (excluding short-term securities)...      10.0%               --

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $25,199 and $24,803 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.56% and 2.37%, respectively and the ratio of net investment income to average daily net assets would have been 5.40% and 5.48%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.910              $.962
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .070              .049
    Net gains or losses on securities (both realized and
     unrealized)............................................      .304             (.052)
                                                                 -----             -----
        Total from investment operations....................      .374             (.003)
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.070)            (.049)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.070)            (.049)
                                                                 -----             -----
Net asset value, end of period..............................    $1.214             $.910
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      41.2%              (.3)%(c)
Net assets, end of period (in thousands)....................    $1,384            $1,071
Ratio of expenses to average daily net assets (d)...........       .40%              .40%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.58%             7.79%(e)
Portfolio turnover rate (excluding short-term securities)...        --              14.5%

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $26,308 and $25,888 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.68% and 4.01%, respectively and the ratio of net investment income to average daily net assets would have been 4.30% and 4.18%, respectively.
(e)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................   $1.044             $1.010
                                                              -----------          -----
Income from investment operations:
    Net investment income...................................      .010              .008
    Net gains or losses on securities (both realized and
     unrealized)............................................      .331              .038
                                                              -----------          -----
        Total from investment operations....................      .341              .046
                                                              -----------          -----
Less distributions:
    Dividends from net investment income....................     (.010)            (.009)
    Distributions from net realized gains...................     (.063)            (.003)
                                                              -----------          -----
        Total distributions.................................     (.073)            (.012)
                                                              -----------          -----
Net asset value, end of period..............................    $1.312            $1.044
                                                              -----------          -----
                                                              -----------          -----
Total return (b)............................................      33.0%              4.6%(c)
Net assets, end of period (in thousands)....................   $31,825            $8,771
Ratio of expenses to average daily net assets (d)...........       .89%              .90%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      1.25%             2.07%(e)
Portfolio turnover rate (excluding short-term securities)...     164.2%             49.5%

----------
(a) The inception of the portfolio was January 18, 1994. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $11,610 and $22,503 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .95% and 1.56%, respectively and the ratio of net investment income to average daily net assets would have been 1.19% and 1.41%, respectively.
(e)  Adjusted to an annual basis.

GROWTH PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (95.8%)
  CAPITAL GOODS (9.1%)
    Machinery (9.1%)
   83,101  Halliburton Company.........................................  $    4,612,106
   93,384  General Electric Company....................................       8,077,715
   84,100  Millipore Corporation.......................................       3,521,688
   87,586  York International Corp.....................................       4,532,576
                                                                         --------------
                                                                             20,744,085
                                                                         --------------
  CONSUMER GOODS AND SERVICES (50.0%)
    Consumer Goods (29.3%)
   73,800  Abbott Laboratories.........................................       3,210,300
  172,000  Coca-Cola Company...........................................       8,406,500
  118,586  Columbia/HCA Healthcare Corporation.........................       6,329,528
   39,000  Gillette Company............................................       2,432,625
  117,800  Johnson & Johnson...........................................       5,831,100
  102,000  Merck & Co., Inc............................................       6,591,750
  132,836  Pepsico, Inc................................................       4,699,074
   64,000  Philip Morris Companies, Inc................................       6,656,000
   65,800  Pfizer Inc..................................................       4,696,475
   55,280  Procter & Gamble Company....................................       5,009,750
   35,800  Schering-Plough Corporation.................................       2,246,450
   73,600  Service Corporation International...........................       4,232,000
   84,700  Smithkline Beecham (c)......................................       4,605,563
   40,100  United Health Care..........................................       2,025,050
                                                                         --------------
                                                                             66,972,165
                                                                         --------------
    Consumer Services (5.9%)
   71,888  CUC International Inc (b)...................................       2,552,024
   91,500  GTECH Holdings Corporation (b)..............................       2,710,688
   33,700  HFS Incorporated (b)........................................       2,359,000
   92,791  Manpower....................................................       3,642,046
   46,500  McDonalds Corp..............................................       2,173,875
                                                                         --------------
                                                                             13,437,633
                                                                         --------------
    Food (4.7%)
   49,300  Conagra, Inc................................................       2,236,988
   28,800  CPC International...........................................       2,073,600
  108,700  Kroger Company (b)..........................................       4,293,650
   64,500  Sara Lee Corporation........................................       2,088,188
                                                                         --------------
                                                                             10,692,426
                                                                         --------------
    Retail (4.5%)
   86,800  Home Depot Inc..............................................       4,687,200
   72,580  Kohl's Inc. (b).............................................       2,658,243
  112,000  Wal-Mart Stores, Inc........................................       2,842,000
                                                                         --------------
                                                                             10,187,443
                                                                         --------------
    Consumer Cyclicals (5.6%)
   94,600  Autozone, Inc. (b)..........................................       3,287,350
   68,000  Magna International Inc. (c)................................       3,128,000
  130,400  Newell Co...................................................       3,993,500
   52,306  Omnicom Group...............................................       2,432,229
                                                                         --------------
                                                                             12,841,079
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (14.8%)
    Finance (11.2%)
   22,030  American International Group, Inc...........................  $    2,172,709
   62,600  Associates First Capital Corp. (b)..........................       2,355,325
   38,170  Federal Home Loan Mortgage Corporation......................       3,263,535
   69,466  First Data Corporation......................................       5,531,230
   34,525  First Union Corporation.....................................       2,101,708
   78,400  MGIC Investment Corporation.................................       4,400,200
   60,900  Norwest Corporation.........................................       2,123,887
  116,000  T. Rowe Price Associates....................................       3,567,000
                                                                         --------------
                                                                             25,515,594
                                                                         --------------
    Utilities (3.6%)
  102,100  AT&T Corporation............................................       6,330,200
   40,900  Nynex Corporation...........................................       1,942,750
                                                                         --------------
                                                                              8,272,950
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (5.3%)
    Materials (2.0%)
   27,900  Kimberly-Clark Corporation..................................       2,155,274
   60,100  Praxair Inc.................................................       2,539,225
                                                                         --------------
                                                                              4,694,499
                                                                         --------------
    Transportation (3.3%)
   55,700  Burlington Northern Santa Fe................................       4,504,737
   93,200  Fritz Companies (b).........................................       3,005,700
                                                                         --------------
                                                                              7,510,437
                                                                         --------------
  TECHNOLOGY (16.6%)
   56,600  Automatic Data Processing Inc...............................       2,186,175
   28,800  Cisco Systems, Inc. (b).....................................       1,630,800
   61,576  Computer Associates International...........................       4,387,289
   26,500  Computer Sciences Corporation (b)...........................       1,980,875
  144,400  Danka Business Systems PLC (c)..............................       4,223,700
   43,675  DSC Communications (b)......................................       1,315,709
  147,600  Equifax Incorporated........................................       3,874,500
   30,800  Hewlett-Packard Company.....................................       3,068,449
   32,500  Lucent Technologies Incorporated............................       1,230,938
   26,700  Microsoft Corporation (b)...................................       3,207,338
   35,500  Motorola....................................................       2,232,063
  100,425  Oracle Corporation (b)......................................       3,960,511
   83,900  Pall Corporation............................................       2,024,088
   57,700  Parametric Technology Corporation (b).......................       2,502,738
                                                                         --------------
                                                                             37,825,173
                                                                         --------------
Total common stocks
    (cost: $172,629,833)...............................................     218,693,484
                                                                         --------------

              See accompanying notes to investments in securities.

GROWTH PORTFOLIO

                                                                                                             MARKET
PRINCIPAL                                                                                                   VALUE(A)
---------                                                                                                --------------
SHORT-TERM SECURITIES (5.0%)
$6,688,647 Temporary Investment Fund, Inc.-TempFund Portfolio, current rate 5.42%......................  $    6,688,646
1,100,000  U.S. Treasury Bill....................................................      4.95%   07/11/96       1,098,288
1,000,000  American Home Products CP (d).........................................      5.46%   07/16/96         997,310
1,250,000  Bell Atlantic Net CP..................................................      5.43%   07/09/96       1,247,945
1,385,000  Philip Morris Capital CP..............................................      5.46%   07/25/96       1,379,412
                                                                                                         --------------
           Total short-term securities (cost: $11,412,817).............................................      11,411,601
                                                                                                         --------------
           Total investments in securities (cost: $184,042,650) (e)....................................  $  230,105,085
                                                                                                         --------------
                                                                                                         --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 5.2% of net assets in foreign securities at June 30, 1996.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------   ----------
American Home Products CP.........................  06/13/96    $  997,618
                                                                ----------
                                                                ----------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $184,042,650. The aggregate unrealized appreciation and depreciation of investments in securites based on this cost were:

Gross unrealized appreciation.....................  $  49,087,888
Gross unrealized depreciation.....................     (3,025,453)
                                                    -------------
Net unrealized appreciation.......................  $  46,062,435
                                                    -------------
                                                    -------------

BOND PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
LONG-TERM DEBT SECURITIES (93.7%)
  GOVERNMENT OBLIGATIONS (41.8%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (40.5%)
      U.S. Treasury (20.4%)
$ 900,000  U.S. Treasury Bond.........................................................    6.000%   02/15/26  $    798,188
2,425,000  U.S. Treasury Bond.........................................................   12.000%   08/15/13     3,422,281
3,000,000  U.S. Treasury Bond.........................................................    8.125%   08/15/19     3,364,683
3,450,000  U.S. Treasury Bond.........................................................    8.000%   11/15/21     3,839,198
3,500,000  U.S. Treasury Strip (c)....................................................    5.410%   02/15/01     2,606,237
  750,000  U.S. Treasury Strip (c)....................................................    5.663%   02/15/04       453,134
8,500,000  U.S. Treasury Strip (c)....................................................    5.175%   08/15/99     6,990,136
1,000,000  U.S. Treasury Note.........................................................    6.125%   09/30/00       988,436
                                                                                                             ------------
                                                                                                               22,462,293
                                                                                                             ------------
      Government National Mortgage Association (9.4%)
  399,767  ...........................................................................    8.500%   12/15/22       412,032
  352,791  ...........................................................................    8.500%   10/15/22       363,615
  369,198  ...........................................................................    7.500%   02/15/23       366,108
  641,848  ...........................................................................    8.000%   09/15/24       647,912
  706,096  ...........................................................................    6.500%   11/15/23       663,821
  424,920  ...........................................................................    7.500%   02/15/24       418,916
  496,731  ...........................................................................    7.500%   10/15/25       489,483
  907,392  ...........................................................................    7.000%   11/15/23       875,896
  919,579  ...........................................................................    6.500%   05/15/24       857,460
  949,615  ...........................................................................    7.500%   09/15/24       936,196
1,806,701  ...........................................................................    8.000%   04/15/25     1,823,339
  855,770  ...........................................................................    7.500%   10/15/25       843,283
  485,359  ...........................................................................    7.000%   10/15/25       465,493
1,204,559  ...........................................................................    7.000%   11/15/24     1,155,544
                                                                                                             ------------
                                                                                                               10,319,098
                                                                                                             ------------
      Other U.S. Government Agencies (8.3%)
1,500,000  Federal Home Loan Mortgage Corporation.....................................    7.030%   04/05/04     1,475,972
1,000,000  Federal National Mortgage Association......................................    8.590%   02/03/05     1,021,789
1,000,000  Federal Farm Credit Bank...................................................    6.960%   06/06/00       991,775
  464,510  Federal Home Loan Mortgage Corporation.....................................    6.500%   12/01/23       438,529
1,980,692  Federal Home Loan Mortgage Corporation.....................................    6.500%   02/01/16     1,885,043
1,433,166  Federal National Mortgage Association......................................    7.000%   09/01/17     1,383,235
1,008,593  Federal National Mortgage Association......................................    6.500%   02/01/26       943,739
  477,234  Federal National Mortgage Association......................................    7.000%   02/01/26       458,402
  500,597  Federal National Mortgage Association......................................    6.500%   03/01/26       468,058
                                                                                                             ------------
                                                                                                                9,066,542
                                                                                                             ------------
      Other Government Obligations (2.4%)
2,500,000  Quebec Province of Canada (b)..............................................    9.125%   03/01/00     2,683,798
                                                                                                             ------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.3%)
1,428,000  Wyoming Community Development Authority....................................    6.850%   06/01/10     1,391,408
                                                                                                             ------------
           Total government obligations (cost: $47,016,810)................................................    45,923,139
                                                                                                             ------------
  CORPORATE OBLIGATIONS (51.9%)
    CAPITAL GOODS (6.7%)
      Machinery (2.8%)
2,750,000  Joy Technologies Incorporated..............................................   10.250%   09/01/03     3,032,017
                                                                                                             ------------
      Telecommunications (3.9%)
2,500,000  Continental Cablevision Inc................................................    8.300%   05/15/06     2,586,875

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
  CORPORATE OBLIGATIONS--CONTINUED
$1,750,000 Telekom Malaysia (b)(d)....................................................    7.125%   08/01/05  $  1,729,781
                                                                                                             ------------
                                                                                                                4,316,656
                                                                                                             ------------
    BASIC INDUSTRIES (3.8%)
      Paper and Forest Products (2.3%)
2,400,000  Georgia Pacific Corporation................................................    9.625%   03/15/22     2,566,418
                                                                                                             ------------
      Primary Metals (1.5%)
1,500,000  Reynolds Metals Company....................................................    9.375%   06/15/99     1,602,042
                                                                                                             ------------
    CONSUMER CYCLICAL (1.6%)
      Textiles (1.6%)
1,750,000  Reliance Industries 144A (b)(d)............................................    5.000%   06/24/16     1,790,880
                                                                                                             ------------
    CONSUMER STAPLES (8.6%)
      Drugs (1.6%)
1,750,000  American Home Products Corporation.........................................    6.500%   10/15/02     1,710,926
                                                                                                             ------------
      Food (.7%)
  776,786  General Mills Inc..........................................................    6.235%   03/15/97       778,020
                                                                                                             ------------
      Household Products (1.5%)
1,500,000  Premark International Inc..................................................   10.500%   09/15/00     1,689,078
                                                                                                             ------------
      Media (4.8%)
1,450,000  News America Holdings Inc..................................................    7.750%   12/01/45     1,292,962
1,000,000  TCI Communications Inc.....................................................    8.650%   09/15/04     1,025,938
1,000,000  Time Warner Entertainment..................................................    9.625%   05/01/02     1,099,395
1,750,000  Time Warner Incorporated...................................................    7.950%   02/01/00     1,791,867
                                                                                                             ------------
                                                                                                                5,210,162
                                                                                                             ------------
    ENERGY (3.2%)
      Natural Gas Distribution (1.4%)
1,500,000  Consolidated Natural Gas Company...........................................    8.750%   06/01/99     1,587,513
                                                                                                             ------------
      Oilfield Services (1.8%)
2,000,000  Weatherford Enterra Incorporated...........................................    7.250%   05/15/06     1,978,198
                                                                                                             ------------
    FINANCIAL (24.2%)
      Auto Finance (2.6%)
1,000,000  Ford Motor Credit..........................................................    6.250%   12/08/05       921,830
2,000,000  Ford Motor Credit..........................................................    5.880%   03/18/99     1,990,000
                                                                                                             ------------
                                                                                                                2,911,830
                                                                                                             ------------
      Banks/Savings and Loan (2.3%)
2,500,000  Midland Bank PLC (b).......................................................    7.625%   06/15/06     2,525,965
                                                                                                             ------------
      Commercial Finance (3.1%)
3,400,000  General Electric Capital Corp..............................................    6.660%   05/01/18     3,392,789
                                                                                                             ------------
      Consumer Finance (8.4%)
1,885,000  Associates Corp of North America...........................................    6.750%   10/15/99     1,890,372
2,215,000  Commercial Credit Company..................................................    7.375%   03/15/02     2,262,124
2,300,000  General Motors Acceptance Corporation......................................    9.000%   10/15/02     2,511,816
2,500,000  Lehman Brothers Holdings...................................................    7.375%   05/15/07     2,533,497
                                                                                                             ------------
                                                                                                                9,197,809
                                                                                                             ------------
      Real Estate (1.8%)
1,189,621  Green Tree Financial Corporation...........................................    6.900%   02/15/04     1,178,240
  787,928  Green Tree Limited Net Interest Margin Trust...............................    7.250%   07/15/05       786,609
                                                                                                             ------------
                                                                                                                1,964,849
                                                                                                             ------------
      Real Estate Investment Trust (3.5%)
1,500,000  Security Capital Industrial................................................    7.875%   05/15/09     1,475,988
1,000,000  Security Captial Pacific...................................................    7.500%   02/15/14       937,167
1,500,000  Franchise Finance Corporation of America...................................    7.020%   02/20/03     1,433,417
                                                                                                             ------------
                                                                                                                3,846,572
                                                                                                             ------------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
  CORPORATE OBLIGATIONS--CONTINUED
      Mortgage-Backed Securities (2.5%)
$1,759,599 Chase 94-1 B2 CMO 144A (d).................................................    6.610%   03/28/25  $  1,585,839
1,200,000  CSFB Finance Company Limited, Series 1995-A, Class A (d)...................    7.500%   11/15/05     1,163,625
                                                                                                             ------------
                                                                                                                2,749,464
                                                                                                             ------------
    UTILITIES (3.8%)
      Electric (1.8%)
2,000,000  Korea Electric Power Company (b)...........................................    7.750%   04/01/13     1,973,848
                                                                                                             ------------
      Telephones (2.0%)
1,250,000  AT&T Corporation...........................................................    8.350%   01/15/25     1,308,478
  850,000  GTE North Incorporated.....................................................    8.500%   12/15/31       872,236
                                                                                                             ------------
                                                                                                                2,180,714
                                                                                                             ------------
           Total corporate obligations (cost: $58,253,646).................................................    57,005,750
                                                                                                             ------------
           Total long-term debt securities (cost: $105,270,456)............................................   102,928,889
                                                                                                             ------------
SHORT-TERM SECURITIES (4.3%)
1,759,259  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%.........................     1,759,259
  540,000  American Home Products CP (d)..............................................     5.48%   07/26/96       537,740
1,140,000  Pepsico Inc CP.............................................................     5.40%   07/01/96     1,139,488
  500,000  Southwestern Bell CP (d)...................................................     5.42%   07/11/96       499,029
  760,000  Toys R Us, Inc CP..........................................................     5.40%   07/08/96       758,864
                                                                                                             ------------
           Total short-term securities (cost: $4,695,289)..................................................     4,694,380
                                                                                                             ------------
           Total investments in securities (cost: $109,965,745) (e)........................................  $107,623,269
                                                                                                             ------------
                                                                                                             ------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The portfolio held 9.7% of net assets in foreign securities at June 30, 1996.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes acquisition date and cost, is as follows:

                                                         ACQUISITION
     SECURITY                                               DATE         COST
     --------------------------------------------------  -----------  -----------
     Chase 94-1 B2 CMO 144A............................   03/11/96    $ 1,660,142
     Telekom Malaysia..................................   01/04/96      1,840,870
     American Home Products CP.........................   06/13/96        537,906
     Southwestern Bell CP..............................   06/11/96        759,105
     CSFB Finance Company Limited, Series 1995-A, Class
     A.................................................   05/15/96      1,163,625
     Reliance Industries 144A..........................   06/17/96      1,746,345
                                                                      -----------
                                                                      $ 7,707,993
                                                                      -----------
                                                                      -----------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $110,047,262. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation..................................  $   542,939
     Gross unrealized depreciation..................................   (2,966,932)
                                                                      -----------
     Net unrealized depreciation....................................  $(2,423,993)
                                                                      -----------
                                                                      -----------

MONEY MARKET PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1995

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                 MARKET
 PRINCIPAL                                                                                      VALUE(A)
-----------                                                                                    -----------
U.S. GOVERNMENT OBLIGATION (4.4%)
$ 1,875,000   U.S. Treasury Bill..........................................   5.16%   07/05/96  $ 1,873,708
                                                                                               -----------
              Total U.S. Government obligation (cost: $1,873,708)............................    1,873,708
                                                                                               -----------
COMMERCIAL PAPER (91.6%)
  BASIC INDUSTRIES (3.2%)
    Chemicals (3.2%)
  1,375,000   Dupont......................................................   5.37%   08/05/96    1,367,795
                                                                                               -----------
  CONSUMER STAPLES (40.8%)
    Drugs (3.9%)
    315,000   American Home Products (c)..................................   5.48%   07/26/96      313,778
  1,360,000   Schering Corporation........................................   5.40%   08/27/96    1,348,497
                                                                                               -----------
                                                                                                 1,662,275
                                                                                               -----------
    Entertainment (4.3%)
  1,845,000   Walt Disney.................................................   5.41%   07/23/96    1,838,800
                                                                                               -----------
    Food (14.4%)
  1,580,000   Anheuser-Busch..............................................   5.38%   07/30/96    1,573,088
  1,340,000   Cargill Inc.................................................   5.37%   07/09/96    1,338,235
    405,000   Coca Cola Company...........................................   5.39%   07/26/96      403,467
  1,330,000   Coca Cola Company...........................................   5.37%   08/20/96    1,320,146
  1,565,000   CPC International, Inc (c)..................................   5.45%   07/18/96    1,560,853
                                                                                               -----------
                                                                                                 6,195,789
                                                                                               -----------
    Household Products (6.5%)
  1,130,000   Colgate-Palmolive...........................................   5.45%   07/08/96    1,128,669
    355,000   Philip Morris Companies.....................................   5.42%   07/12/96      354,375
    345,000   Philip Morris Companies.....................................   5.39%   07/18/96      344,094
    725,000   Philip Morris Companies.....................................   5.41%   07/22/96      722,652
    270,000   Philip Morris Companies.....................................   5.44%   08/01/96      268,728
                                                                                               -----------
                                                                                                 2,818,518
                                                                                               -----------
    Media (5.0%)
  2,170,000   McGraw-Hill Company.........................................   5.39%   07/15/96    2,165,235
                                                                                               -----------
    Misc (2.7%)
  1,180,000   PHH Corporation.............................................   5.38%   07/17/96    1,177,063
                                                                                               -----------
    Retail (4.0%)
    870,000   Wal-Mart Stores.............................................   5.42%   07/02/96      869,745
    855,000   Wal-Mart Stores.............................................   5.35%   07/08/96      854,010
                                                                                               -----------
                                                                                                 1,723,755
                                                                                               -----------
  CREDIT SENSITIVE (.6%)
    Hardware and Tools (.6%)
    245,000   Stanley Works...............................................   5.43%   07/23/96      244,172
                                                                                               -----------
  FINANCIAL (47.0%)
    Auto Finance (3.8%)
  1,665,000   Ford Motor Credit...........................................   5.42%   08/14/96    1,654,011
                                                                                               -----------
    Commercial Finance (13.3%)
  1,500,000   Pitney-Bowes Credit.........................................   5.44%   07/19/96    1,495,796
  2,170,000   Ciesco......................................................   5.45%   07/29/96    2,160,647
  2,065,000   Bell Atlantic...............................................   5.45%   07/12/96    2,061,311
                                                                                               -----------
                                                                                                 5,717,754
                                                                                               -----------

              See accompanying notes to investments in securities.

MONEY MARKET PORTFOLIO

                                                                                                 MARKET
 PRINCIPAL                                                                                      VALUE(A)
-----------                                                                                    -----------
  FINANCIAL--CONTINUED
    Consumer Finance (4.5%)
$ 1,925,000   Associates Corp.............................................   5.45%   07/15/96  $ 1,920,709
                                                                                               -----------
    Electric (13.6%)
  1,740,000   Alabama Power...............................................   5.41%   07/10/96    1,737,448
    165,000   Alabama Power...............................................   5.41%   08/06/96      164,105
    605,000   Baltimore Gas & Electric....................................   5.40%   07/11/96      604,030
    765,000   Baltimore Gas & Electric....................................   5.40%   07/18/96      762,980
    300,000   Carolina Power & Light......................................   5.41%   07/25/96      298,900
    400,000   Midamerica Energy...........................................   5.45%   08/06/96      397,821
  1,895,000   Union Electric..............................................   5.45%   07/17/96    1,890,213
                                                                                               -----------
                                                                                                 5,855,497
                                                                                               -----------
    Telephones (11.8%)
  1,570,000   AT&T Corp...................................................   5.36%   08/13/96    1,559,964
  2,000,000   Bellsouth Telephone.........................................   5.47%   08/07/96    1,988,684
  1,525,000   Southwestern Bell Capital Corporation (c)...................   5.40%   07/25/96    1,519,430
                                                                                               -----------
                                                                                                 5,068,078
                                                                                               -----------
              Total commercial paper (cost: $39,409,451).....................................   39,409,451
                                                                                               -----------
OTHER SHORT-TERM SECURITIES (3.7%)
  1,601,333   Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%........    1,601,333
                                                                                               -----------
              Total other short-term securities (cost: $1,601,333)...........................    1,601,333
                                                                                               -----------
              Total investments in securities (cost: $42,884,492) (b)........................  $42,884,492
                                                                                               -----------
                                                                                               -----------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at June 30, 1996.
(c) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.

ASSET ALLOCATION PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (48.2%)
  CAPITAL GOODS (5.9%)
    Machinery (5.9%)
   81,026  General Electric Company....................................  $    7,008,748
   66,101  Halliburton Company.........................................       3,668,606
   78,300  Millipore Corporation.......................................       3,278,813
  111,210  United Waste Systems, Inc. (b)..............................       3,586,523
   93,621  York International Corp.....................................       4,844,887
                                                                         --------------
                                                                             22,387,577
                                                                         --------------
  CONSUMER GOODS AND SERVICES (22.7%)
    Consumer Goods (12.0%)
   87,293  Columbia/HCA Healthcare Corporation.........................       4,659,263
   35,800  Gillette Company............................................       2,233,025
  101,200  Johnson & Johnson...........................................       5,009,400
  151,206  Pepsico, Inc................................................       5,348,912
   84,960  Pfizer Inc..................................................       6,064,020
   58,800  Philip Morris Companies, Inc................................       6,115,200
   49,355  Procter & Gamble Company....................................       4,472,797
  107,400  Service Corporation International...........................       6,175,500
   70,700  Smithkline Beecham (c)......................................       3,844,313
   36,500  United HealthCare...........................................       1,843,250
                                                                         --------------
                                                                             45,765,680
                                                                         --------------
    Consumer Services (3.5%)
  124,672  CUC International, Inc. (b).................................       4,425,855
   44,600  Gartner Group Incorporated (b)..............................       1,633,475
   76,100  GTECH Holdings Corporation (b)..............................       2,254,463
   28,700  HFS Incorporated (b)........................................       2,009,000
   74,695  Manpower....................................................       2,931,779
                                                                         --------------
                                                                             13,254,572
                                                                         --------------
    Food (1.5%)
   28,000  CPC International...........................................       2,016,000
   95,000  Kroger Company (b)..........................................       3,752,500
                                                                         --------------
                                                                              5,768,500
                                                                         --------------
    Retail (1.5%)
   71,140  Home Depot Inc..............................................       3,841,560
   51,700  Kohl's, Inc. (b)............................................       1,893,513
                                                                         --------------
                                                                              5,735,073
                                                                         --------------
    Consumer Cyclicals (4.2%)
   91,000  Autozone, Inc. (b)..........................................       3,162,250
   61,000  Magna International Inc.....................................       2,806,000

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
  111,000  Newell Co...................................................  $    3,399,375
   96,704  Omnicom Group...............................................       4,496,736
   34,900  Tommy Hilfiger Corporation (b)..............................       1,871,513
                                                                         --------------
                                                                             15,735,874
                                                                         --------------
  CREDIT SENSITIVE (7.5%)
    Finance (7.5%)
   39,740  American International Group, Inc...........................       3,919,358
   54,600  Associates First Capital Corp. (b)..........................       2,054,325
   33,730  Federal Home Loan Mortgage Corporation......................       2,883,915
   77,526  First Data Corp.............................................       6,173,007
   92,500  MGIC Investment Corporation.................................       5,191,563
  108,950  Norwest Corporation.........................................       3,799,631
  148,800  T. Rowe Price Associates....................................       4,575,600
                                                                         --------------
                                                                             28,597,399
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (3.0%)
    Materials (1.4%)
   40,500  Kimberly-Clark Corporation..................................       3,128,625
   54,300  Praxair Inc.................................................       2,294,175
                                                                         --------------
                                                                              5,422,800
                                                                         --------------
    Transportation (1.6%)
   37,400  Burlington Northern Santa Fe................................       3,024,725
   89,000  Fritz Companies (b).........................................       2,870,250
                                                                         --------------
                                                                              5,894,975
                                                                         --------------
  TECHNOLOGY (9.1%)
   98,400  Automatic Data Processing Inc...............................       3,800,700
   52,300  Cisco Systems, Inc. (b).....................................       2,961,488
   94,108  Computer Associates International...........................       6,705,193
   58,300  Computer Sciences Corporation (b)...........................       4,357,925
  116,600  Danka Business Systems PLC (c)..............................       3,410,550
  129,000  Equifax Incorporated........................................       3,386,250
   30,900  Lucent Technologies Incorporated............................       1,170,338
   86,070  Oracle Corporation (b)......................................       3,394,386
   80,600  Parametric Technology Corporation (b).......................       3,496,025
   45,000  3 Com (b)...................................................       2,058,750
                                                                         --------------
                                                                             34,741,605
                                                                         --------------
Total common stocks (cost: $148,609,977)...............................     183,304,055
                                                                         --------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
LONG-TERM DEBT SECURITIES (40.1%)
  GOVERNMENT OBLIGATIONS (19.3%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (17.8%)
      U.S. Treasury (10.2%)
$  1,500,000  U.S. Treasury Bond..........................................   6.000%   02/15/26  $   1,330,313
   4,425,000  U.S. Treasury Bond..........................................  12.000%   08/15/13      6,244,781
   8,750,000  U.S. Treasury Bond..........................................   8.000%   11/15/21      9,737,095
   3,750,000  U.S. Treasury Strip (d).....................................   5.410%   02/15/01      2,792,396
   1,750,000  U.S. Treasury Strip (d).....................................   5.705%   02/15/04      1,057,313
  14,400,000  U.S. Treasury Strip (d).....................................   5.580%   08/15/99     11,842,113
   3,700,000  U.S. Treasury Note..........................................   6.125%   09/30/00      3,657,213
   2,200,000  U.S. Treasury Note..........................................   5.625%   10/31/97      2,190,375
                                                                                                -------------
                                                                                                   38,851,599
                                                                                                -------------
      Government National Mortgage Association (2.5%)
     245,676  ............................................................   7.500%   02/15/24        242,204
     377,929  ............................................................   6.500%   11/15/23        355,302
     897,467  ............................................................   6.500%   03/15/24        836,842
     305,205  ............................................................   6.500%   11/15/23        286,932
     577,325  ............................................................   6.500%   11/15/23        542,760
     250,836  ............................................................   6.500%   11/15/23        235,818
      23,032  ............................................................   6.500%   03/15/24         21,476
     637,381  ............................................................   7.500%   02/15/24        628,374
     325,598  ............................................................   6.500%   11/15/23        306,104
      23,553  ............................................................   6.500%   02/15/24         21,962
     572,526  ............................................................   7.500%   07/15/24        564,436
     645,675  ............................................................   7.500%   05/15/24        636,551
   1,941,436  ............................................................   7.000%   10/15/25      1,861,971
     667,486  ............................................................   7.500%   10/15/25        657,747
   1,686,379  ............................................................   7.000%   11/15/24      1,617,759
     416,361  GNMA Midget II..............................................   7.500%   06/20/02        418,055
     188,399  GNMA Midget II..............................................   7.500%   07/20/02        189,165
                                                                                                -------------
                                                                                                    9,423,458
                                                                                                -------------
      Federal National Mortgage Association (3.5%)
   1,413,999  ............................................................   7.000%   05/01/11      1,395,418
     801,073  ............................................................   6.500%   05/01/11        774,525
   1,001,452  ............................................................   6.500%   05/01/11        968,263
   2,415,241  ............................................................   6.000%   05/01/11      2,284,622
   1,009,999  ............................................................   7.000%   05/01/11        996,727
   2,600,000  ............................................................   8.590%   02/03/05      2,656,651
   1,240,046  ............................................................   6.500%   09/01/25      1,160,310
   3,292,917  ............................................................   7.000%   02/01/26      3,162,975
                                                                                                -------------
                                                                                                   13,399,491
                                                                                                -------------
      Other U.S. Government Agencies (1.6%)
   2,750,000  Federal Farm Credit Bank Debentures.........................   6.960%   06/06/00      2,727,381
   1,398,083  Federal Home Loan Mortgage Corporation......................   6.500%   12/01/23      1,319,887
   1,881,658  Federal Home Loan Mortgage Corporation......................   6.500%   02/01/16      1,790,790
                                                                                                -------------
                                                                                                    5,838,058
                                                                                                -------------
    OTHER GOVERNMENT OBLIGATIONS (.6%)
   2,200,000  Quebec Province of Canada (c)...............................   9.125%   03/01/00      2,361,742
                                                                                                -------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (.9%)
   3,570,000  Wyoming Community Development Authority.....................   6.850%   06/01/10      3,478,519
                                                                                                -------------
              Total government obligations (cost: $75,567,828)................................     73,352,867
                                                                                                -------------
  CORPORATE OBLIGATIONS (20.8%)
    CAPITAL GOODS (3.5%)
    Aerospace/Defense (.6%)
   2,250,000  Lockheed Martin Corporation.................................   7.450%   06/15/04      2,279,207
                                                                                                -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
  CORPORATE OBLIGATIONS--CONTINUED
    Electronics (.2%)
$    500,000  Xerox Corporation...........................................   9.200%   07/15/99  $     500,530
                                                                                                -------------
    Machinery (.9%)
   3,150,000  Joy Technologies Incorporated...............................  10.250%   09/01/03      3,473,039
                                                                                                -------------
    Pollution Control (.5%)
   2,000,000  WMX Technologies Inc........................................   6.700%   05/01/01      1,986,388
                                                                                                -------------
    Telecommunications (1.3%)
   3,000,000  Continental Cablevision Inc.................................   8.300%   05/15/06      3,104,250
   1,950,000  Telekom Malaysia (c)(e).....................................   7.125%   08/01/05      1,927,470
                                                                                                -------------
                                                                                                    5,031,720
                                                                                                -------------
  BASIC INDUSTRIES (.3%)
    Primary Metals (.3%)
   1,000,000  Reynolds Metals Company.....................................   9.375%   06/15/99      1,068,028
                                                                                                -------------
  CONSUMER CYCLICAL (.5%)
    Textiles (.5%)
   1,750,000  Reliance Industries 144A (c)(e).............................  10.375%   06/24/16      1,790,880
                                                                                                -------------
  CONSUMER STAPLES (5.2%)
    Drugs (.6%)
   2,500,000  American Home Products Corporation..........................   6.500%   10/15/02      2,444,180
                                                                                                -------------
    Food (.2%)
     642,857  General Mills Inc...........................................   6.235%   03/15/97        643,879
                                                                                                -------------
    Household Products (.6%)
   2,200,000  Premark International Inc...................................  10.500%   09/15/00      2,477,314
                                                                                                -------------
    Media (2.5%)
   2,500,000  News America Holdings Inc...................................   7.750%   12/01/45      2,229,245
   2,370,000  TCI Communications Inc......................................   8.650%   09/15/04      2,431,473
   2,400,000  Time Warner Entertainment...................................   9.625%   05/01/02      2,638,547
   2,000,000  Time Warner Incorporated....................................   7.950%   02/01/00      2,047,848
                                                                                                -------------
                                                                                                    9,347,113
                                                                                                -------------
    Misc (.5%)
   2,000,000  PHH Corporation.............................................   6.500%   02/01/00      1,979,738
                                                                                                -------------
    Retail (.8%)
     600,000  Dayton Hudson Corporation...................................   9.250%   03/01/06        643,596
     750,000  Dayton Hudson Corporation...................................  10.000%   12/01/00        834,233
   1,500,000  Dayton Hudson Corporation...................................   6.625%   03/01/03      1,449,420
                                                                                                -------------
                                                                                                    2,927,249
                                                                                                -------------
  ENERGY (1.6%)
    Natural Gas Distribution (.5%)
   1,850,000  Consolidated Natural Gas Company............................   8.750%   06/01/99      1,957,933
                                                                                                -------------
    Oil and Gas Production (.5%)
   2,000,000  Petro-Canada (c)............................................   7.875%   06/15/26      2,021,658
                                                                                                -------------
    Oilfield Services (.6%)
   2,300,000  Weatherford Enterra Incorporated............................   7.250%   05/15/06      2,274,928
                                                                                                -------------
  FINANCIAL (8.5%)
    Auto Finance (1.4%)
   2,000,000  Ford Motor Credit...........................................   5.880%   03/18/99      1,990,000
   3,400,000  Ford Motor Credit...........................................   6.250%   12/08/05      3,134,222
                                                                                                -------------
                                                                                                    5,124,222
                                                                                                -------------
    Banks/Savings and Loans (1.6%)
   3,000,000  Midland Bank PLC (c)........................................   7.625%   06/15/06      3,031,158

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
  FINANCIAL--CONTINUED
$  3,000,000  Norwest Corporation.........................................   7.680%   05/10/02  $   3,044,697
                                                                                                -------------
                                                                                                    6,075,855
                                                                                                -------------
    Commercial Finance (.9%)
   3,400,000  General Electric Capital Corporation........................   6.660%   05/01/18      3,392,789
                                                                                                -------------
    Consumer Finance (3.7%)
   1,750,000  American General Finance....................................   5.875%   07/01/00      1,694,074
   2,000,000  Associates Corp of North America............................   6.750%   10/15/99      2,005,700
   1,350,000  Commercial Credit Company...................................   5.550%   02/15/01      1,279,176
     500,000  Commercial Credit Company...................................   7.375%   03/15/02        510,638
   2,500,000  Franchise Finance Corp of America...........................   7.020%   02/20/03      2,389,028
   2,500,000  General Motors Acceptance Corporation.......................   9.000%   10/15/02      2,730,235
   3,500,000  Lehman Brothers Holdings....................................   7.375%   05/15/07      3,546,897
                                                                                                -------------
                                                                                                   14,155,748
                                                                                                -------------
    Real Estate (.9%)
   2,250,000  Security Capital Industrial.................................   7.875%   05/15/09      2,213,982
   1,500,000  Security Captial Pacific....................................   7.500%   02/15/14      1,405,751
                                                                                                -------------
                                                                                                    3,619,733
                                                                                                -------------
  UTILITIES (1.2%)
    Electric (.5%)
   1,600,000  Korea Electric Power Company (c)............................   7.750%   04/01/13      1,579,078
     500,000  Oklahoma Gas & Electric Co..................................   6.375%   01/01/98        499,031
                                                                                                -------------
                                                                                                    2,078,109
                                                                                                -------------
    Telephones (.7%)
   2,600,000  GTE Northwest Inc...........................................   6.125%   02/15/99      2,571,293
                                                                                                -------------
              Total corporate obligations (cost: $80,541,309).................................     79,221,533
                                                                                                -------------
              Total long-term debt securities (cost: $156,109,137)............................    152,574,400
                                                                                                -------------
SHORT-TERM SECURITIES (10.1%)
  12,500,741  Temporary Investment Fund, Inc--TempFund Portfolio, current rate 5.42%..........     12,500,741
   3,900,000  U.S. Treasury Bill..........................................    5.01%   07/11/96      3,893,930
   1,740,000  U.S. Treasury Bill..........................................    5.12%   08/15/96      1,728,725
   1,875,000  AT&T Corporation CP.........................................    5.39%   07/02/96      1,873,877
   3,085,000  Cargill Incorporated CP.....................................    5.37%   07/09/96      3,079,929
   2,350,000  Walt Disney CP..............................................    5.39%   07/12/96      2,345,083
   1,200,000  Florida Power Corporation CP................................    5.44%   07/17/96      1,196,593
   2,860,000  PHH Corporation CP..........................................    5.45%   07/22/96      2,849,742
   1,066,000  Philip Morris Companies CP..................................    5.40%   07/12/96      1,063,770
   2,510,000  Philip Morris Companies CP..................................    5.46%   07/25/96      2,499,872
   3,870,000  Potomac Electric CP.........................................    5.43%   07/10/96      3,863,059
   1,695,000  Toys R Us, Inc. CP..........................................    5.47%   07/29/96      1,687,162
                                                                                                -------------
              Total short-term securities (cost: $38,589,321).................................     38,582,483
                                                                                                -------------
              Total investments in securities (cost: $343,308,435) (f)........................  $ 374,460,938
                                                                                                -------------
                                                                                                -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 5.3% of net assets in foreign securities as of June 30, 1996.
(d) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.

ASSET ALLOCATION PORTFOLIO

Notes to Investments in Securities--continued

(e) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE          COST
--------------------------------------------------  -----------  ------------
Reliance Industries 144A..........................    06/17/96   $  1,746,345
Telekom Malaysia..................................    01/04/96      2,051,256
                                                                 ------------
                                                                 $  3,797,601
                                                                 ------------
                                                                 ------------

(f) At June 30, 1996 the cost of securities for federal income tax purposes was $343,439,806. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 36,395,868
Gross unrealized depreciation.....................    (5,374,736)
                                                    ------------
Net unrealized appreciation.......................  $ 31,021,132
                                                    ------------
                                                    ------------

MORTGAGE SECURITIES PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
----------                                                                                             -----------
LONG-TERM DEBT SECURITIES (98.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (55.4%)
    Federal Home Loan Mortgage Corporation (FHLMC) (16.2%)
$  881,132  Bi-weekly.............................................................  7.000%   12/01/22  $   851,957
 2,099,402  Bi-weekly.............................................................  6.500%   12/01/23    1,981,980
 1,273,477  CMO Accrual Bond (FHLMC 9.5%) (c).....................................  5.000%   01/15/02    1,170,732
 1,821,059  20 Year Gold..........................................................  6.500%   07/01/13    1,745,520
   869,557  20 Year Gold..........................................................  6.000%   09/01/13      814,844
 3,693,360  20 Year Gold..........................................................  6.000%   10/01/13    3,460,970
   973,159  20 Year Gold..........................................................  6.500%   05/01/14      929,687
   486,909  20 Year Gold..........................................................  6.500%   09/01/14      465,158
                                                                                                       -----------
                                                                                                        11,420,848
                                                                                                       -----------
    Federal National Mortgage Association (FNMA) (9.5%)
 1,001,755  Biweekly..............................................................  6.000%   07/01/07      959,259
 1,363,050  Biweekly..............................................................  6.500%   03/01/17    1,295,918
   475,234  Biweekly..............................................................  6.500%   02/01/17      452,441
 1,758,840  Biweekly..............................................................  7.000%   09/01/17    1,697,562
   235,541  CMO Sequential Payer, Series A, Class 1 (FNMA 11.0%)..................  5.000%   08/01/10      218,503
   597,822  CMO Sequential Payer, Series C, Class 1 (FNMA 9.0%)...................  6.000%   05/01/09      573,371
   282,423  CMO Sequential Payer, Series F, Class 1 (FNMA 9.0%)...................  6.500%   05/01/09      274,949
   500,000  CMO Scheduled Class (GNMA 8%).........................................  6.000%   12/25/08      474,220
   744,597  PAC Accrual Bond (FNMA 10%) (c).......................................  6.900%   06/25/19      700,054
     8,943  ......................................................................  8.000%   05/01/22        8,950
                                                                                                       -----------
                                                                                                         6,655,227
                                                                                                       -----------
    Government National Mortgage Association (GNMA) (18.4%)
   415,475  ......................................................................  8.000%   12/15/15      422,762
   994,483  ......................................................................  8.000%   02/15/16    1,007,810
   451,162  ......................................................................  8.000%   03/15/16      457,208
   560,193  ......................................................................  7.000%   04/15/16      543,101
   364,107  ......................................................................  7.000%   09/15/16      356,060
   627,910  ......................................................................  7.000%   08/15/16      614,033
   729,707  ......................................................................  7.500%   06/15/17      727,750
   332,599  ......................................................................  7.000%   05/15/17      325,248
   529,924  ......................................................................  7.500%   04/15/17      528,504
 1,928,945  ......................................................................  7.500%   06/15/17    1,923,773
   359,835  ......................................................................  7.000%   07/15/17      351,883
   150,191  ......................................................................  7.500%   02/15/17      149,789
   186,871  ......................................................................  7.500%   06/15/17      186,370
   291,497  ......................................................................  7.000%   03/15/17      285,055
   177,672  ......................................................................  7.500%   06/15/17      177,196
   195,697  ......................................................................  7.500%   10/15/17      195,173
   305,306  ......................................................................  7.000%   05/15/17      298,559
     6,387  ......................................................................  8.500%   03/15/22        6,583
   470,017  GNMA II...............................................................  7.500%   09/20/16      467,187
    78,884  GNMA II...............................................................  8.500%   10/20/16       81,691
   375,261  GNMA II...............................................................  7.500%   09/20/16      373,002
   685,148  GNMA II...............................................................  8.000%   02/20/17      693,507
   224,607  GNMA II...............................................................  8.500%   10/20/16      231,626
   899,872  GNMA II...............................................................  8.500%   07/20/17      927,993
   234,192  GNMA II...............................................................  8.500%   03/20/17      241,511
   298,206  GNMA II...............................................................  8.500%   08/20/17      307,525
   444,499  GNMA II...............................................................  7.500%   08/20/17      441,431
   430,899  GNMA II...............................................................  8.000%   07/20/17      436,156

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
----------                                                                                             -----------
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS--CONTINUED
    Government National Mortgage Association (GNMA)--Continued
$  200,171  GNMA II...............................................................  8.500%   12/20/16  $   207,295
                                                                                                       -----------
                                                                                                        12,965,781
                                                                                                       -----------
    Other Government Agency Obligations (11.3%)
   500,000  Federal Home Loan Bank, Series GG-00, Class 1.........................  5.030%   07/28/00      493,125
 1,936,020  Vendee Mortgage Trust Participation Certificate (b)...................  8.440%   05/15/24    1,995,311
   725,349  Vendee Mortgage Trust Participation Certificate (b)...................  7.210%   02/15/25      699,962
 2,093,750  Vendee Mortgage Trust Participation Certificate (b)...................  7.790%   02/15/25    2,086,552
 2,603,459  Vendee Mortgage Trust Participation Certificate (b)...................  8.790%   06/15/25    2,709,224
                                                                                                       -----------
                                                                                                         7,984,174
                                                                                                       -----------
            Total U.S. government and agencies obligations (cost: $39,066,043).......................   39,026,030
                                                                                                       -----------
  OTHER MORTGAGE-BACKED SECURITIES (38.6%)
    Asset-backed Securities (3.3%)
 1,784,432  Green Tree Financial..................................................  6.900%   02/15/04    1,767,360
   590,946  Green Tree Financial..................................................  7.250%   07/15/05      589,957
                                                                                                       -----------
                                                                                                         2,357,317
                                                                                                       -----------
    Collateralized Mortgage Obligations/Mortgage Revenue Bonds (31.8%)
   604,824  American Housing Trust CMO, Series III, Class H.......................  8.500%   07/25/97      609,051
 4,000,000  Bank Mart Funding Corporation Sequential CMO (GNMA/FHLMC) (e).........  8.250%   02/20/19    4,045,000
   903,578  Chase 94-1 B2 CMO 144A Issue (d)......................................  6.610%   03/28/25      814,350
 1,188,918  Chase 94-1 B5 CMO 144A Issue (d)......................................  6.610%   03/28/25    1,046,620
   312,564  CMO Trust, Sequential Payer, Series 44, (GNMA 10.0%) Class E..........  5.000%   07/01/18      285,058
   950,000  Citicorp Mortgage Securities, Inc. Targeted Amortization Class........  6.000%   11/25/08      908,237
 2,850,000  CSFB Finance Company Limited, Series 95-A, Class A 144A Issue (d).....  7.500%   11/15/05    2,763,609
   248,214  FBS Mortgage Corporation, Series 1992-CA, Class A6....................  3.655%   03/25/08      207,785
 1,314,009  International Capital Markets Acceptance Corporation 144A Issue (d)...  8.250%   09/01/15    1,326,328
 1,000,000  KPAC CMO (GNMA 9.5%)..................................................  7.450%   10/01/18      995,000
 1,889,000  Pleasant Hill Revenue Bond (GNMA Multi-family)........................  7.950%   09/20/15    1,889,000
 2,500,000  Prudential Home Mortgage Securities, Series 92-A, Class 2B2 144A Issue  7.900%   04/28/22    2,465,625
            (d)...................................................................
 1,138,703  Santa Barbara Funding II, CMO Sequential Payer, Series A, Class 5       5.000%   03/20/18    1,035,535
            (FHLMC 9.5%)..........................................................
 1,612,307  Shearson Lehman Brothers..............................................  7.500%   06/01/18    1,614,850
 2,427,600  Wyoming Community Development Authority...............................  6.850%   06/01/10    2,365,393
                                                                                                       -----------
                                                                                                        22,371,441
                                                                                                       -----------
    Commercial Mortgage-backed Securities (3.2%)
 2,295,000  KPAC Real Estate Investment Trust.....................................  7.180%   10/01/05    2,272,767
                                                                                                       -----------
    Whole Loan Mortgage-backed Securities (.3%)
   155,270  Bank Of America 79-A..................................................  8.375%   05/01/07      155,270
    32,973  Bank Of America 79-B..................................................  9.500%   01/01/09       32,973
     6,170  RFC Conduit...........................................................  8.500%   04/01/02        6,145
    14,413  Travelers Mortgage Service............................................  10.000%  06/01/01       14,413
                                                                                                       -----------
                                                                                                           208,801
                                                                                                       -----------
            Total other mortgage-backed securities (cost: $27,244,203)...............................   27,210,326
                                                                                                       -----------
  CORPORATE DEBT SECURITIES (4.7%)
 2,500,000  Franchise Finance Corp of America.....................................  7.020%   02/20/03    2,389,028
 1,000,000  Security Captial Pacific..............................................  7.500%   02/15/14      937,167
                                                                                                       -----------
            Total corporate debt securities (cost: $3,489,285).......................................    3,326,195
                                                                                                       -----------
            Total long-term debt securities (cost: $69,799,531)......................................   69,562,551
                                                                                                       -----------
SHORT-TERM SECURITIES (.8%)
   400,000  U.S. Treasury Bill....................................................  5.130%   08/15/96      397,408
   196,922  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%..................      196,922
                                                                                                       -----------
            Total short-term securities (cost: $594,366).............................................      594,330
                                                                                                       -----------
            Total investments in secrities (cost: $70,393,897) (f)...................................  $70,156,881
                                                                                                       -----------
                                                                                                       -----------

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

Notes to Investments in Securities
(a) Securities are valued by precedures described in note 2 to the financial statements.
(b) Represents a debt security with a weighted average net pass-through rate which varies based on the pool of underlying collateral. The rate disclosed is the rate in effect at June 30, 1996.
(c) Represents a debt security that pays no interest and principal during their initial accrual periods, but accrues additional principal at specific rates. Interest rate disclosed represents current yield based upon estimated future cash flows.
(d) Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(e) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996 includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
Bank Mart Funding Corporation Sequential CMO
 (GNMA/FHLMC).....................................  05/27/94   $  3,976,374
                                                               ------------
                                                               ------------

(f) At June 30, 1996 the cost of securities for federal income tax purposes was $70,393,897. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $    770,453
Gross unrealized depreciation.....................    (1,007,469)
                                                    ------------
Net unrealized depreciation.......................  $   (237,016)
                                                    ------------
                                                    ------------

INDEX 500 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
COMMON STOCKS (100.0%)
  CAPITAL GOODS (7.5%)
    Machinery (7.5%)
    3,600  Alco Standard Corporation..............................  $      162,900
    8,600  Allied-Signal Inc......................................         491,275
    6,600  AMP Incorporated.......................................         264,825
    4,000  Applied Materials Inc (b)..............................         122,000
    8,600  Baker Hughes Incorporated..............................         282,725
    6,500  Browning-Ferris Industries, Inc........................         188,500
    3,600  Case Corporation.......................................         172,800
    5,700  Caterpillar Inc........................................         386,175
    6,700  Cooper Industries......................................         278,050
      400  Dana Corporation.......................................          12,400
    7,000  Deere & Company........................................         280,000
      800  Dial Corporation.......................................          22,900
    5,600  Dover Corporation......................................         258,300
    3,900  Dresser Industries, Inc................................         115,050
    4,400  Eaton Corporation......................................         257,950
    6,800  Emerson Electric Co....................................         614,550
    2,600  Fluor Corporation......................................         169,975
      700  Foster Wheeler Corporation.............................          31,412
   53,000  General Electric Company...............................       4,584,500
    2,300  Grainger W W, Inc......................................         178,250
    4,600  Halliburton Company....................................         255,300
    3,300  Illinois Tool Works, Inc...............................         223,163
    4,600  Ingersoll-Rand Company.................................         201,250
    3,400  ITT Corporation (b)....................................         225,250
    6,500  ITT Hartford Group.....................................         346,125
    7,500  ITT Industries.........................................         188,438
   13,500  Laidlaw Inc............................................         136,687
    2,950  Navistar International
             Corporation (b)......................................          29,131
      600  Ogden Corporation......................................          10,875
      690  Paccar Inc.............................................          33,810
      900  Rowan Companies, Inc (b)...............................          13,275
    7,900  Safety-Kleen Corp......................................         138,250
      500  Teledyne, Inc..........................................          18,063
    2,400  Textron Inc............................................         191,700
    3,800  The Stanley Works......................................         113,050
      500  Trinova Corporation....................................          16,688
    3,200  Tyco International Ltd.................................         130,400
    1,800  Varity Corporation (b).................................          86,625
    2,900  Western Atlas Corporation (b)..........................         168,925
   10,200  Westinghouse Electric Corporation......................         191,250
    6,000  Whitman Corporation....................................         144,750
   14,800  WMX Technologies, Inc..................................         484,700
                                                                    --------------
                                                                        12,222,242
                                                                    --------------
  CONSUMER GOODS AND SERVICES (35.6%)
    Consumer Goods (19.7%)
   24,200  Abbott Laboratories....................................       1,052,700
    4,600  Adolph Coors Company...................................          82,225
    6,200  Alberto-Culver Company.................................         287,525
    4,100  Allergan, Inc..........................................         160,925
    8,900  Alza Corporation (b)...................................         243,637

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
    4,800  American Brands, Inc...................................  $      217,800
   19,200  American Home Products Corporation.....................       1,154,400
    8,100  Amgen Inc (b)..........................................         437,400
    7,700  Anheuser-Busch Companies, Inc..........................         577,500
    2,800  Avon Products..........................................         126,350
    7,000  Baxter International Inc...............................         330,750
    3,700  Becton, Dickinson and Company..........................         296,925
    3,900  Beverly Enterprises (b)................................          46,800
    1,400  Biomet Inc (b).........................................          20,125
    4,600  Boston Scientific Corporation (b)......................         207,000
   15,300  Bristol-Myers Squibb Company...........................       1,377,000
    3,700  C.R. Bard, Inc.........................................         125,800
    1,900  Cabletron Systems Incorporated (b).....................         130,388
    2,000  Clorox Company.........................................         177,250
   79,600  Coca-Cola Company......................................       3,890,450
    3,900  Colgate-Palmolive Company..............................         330,525
   13,571  Columbia/HCA Healthcare
             Corporation..........................................         724,352
    2,800  Community Psychiatric Centers (b)......................          26,600
   17,100  Eli Lilly & Company....................................       1,111,500
   13,100  Gillette Company.......................................         817,112
    2,800  Harcourt General, Inc..................................         140,000
    6,200  Humana (b).............................................         110,825
    3,400  International Flavors & Fragrances, Inc................         161,925
   42,500  Johnson & Johnson......................................       2,103,750
    3,900  Mallinckrodt Group, Inc................................         151,613
    4,900  Manor Care, Inc........................................         192,938
    7,200  Medtronic Inc..........................................         403,200
   38,500  Merck & Co., Inc.......................................       2,488,063
   49,000  Pepsico, Inc...........................................       1,733,375
   19,300  Pfizer Inc.............................................       1,377,537
   15,355  Pharmacia & Upjohn.....................................         681,378
   26,500  Philip Morris Companies, Inc...........................       2,756,000
   21,834  Procter & Gamble Company...............................       1,978,706
   10,700  Schering-Plough Corporation............................         671,425
   11,300  Seagram Company, Ltd...................................         379,962
    3,000  Service Corporation International......................         172,500
    5,700  St Jude Medical, Inc (b)...............................         190,950
    9,800  Tenet Healthcare Corporation (b).......................         209,475
    2,000  Tupperware Corporation (b).............................          84,500
    4,800  Unilever N.V. (c)......................................         696,600
    4,900  United Health Care.....................................         247,450
    4,700  US Healthcare, Inc.....................................         258,500
    9,900  UST Inc................................................         339,075
    7,600  Warner-Lambert Company.................................         418,000
                                                                    --------------
                                                                        31,900,786
                                                                    --------------
    Consumer Services (4.8%)
    4,700  CUC International, Inc (b).............................         166,850
    3,300  Deluxe Corp............................................         117,150
    3,400  RR Donnelley & Sons Company............................         118,575
    6,600  Dow Jones & Company Inc................................         275,550
    4,360  Dun & Bradstreet Corporation...........................         272,500
    3,825  Eastman Chemical Company...............................         232,847

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
   10,400  Eastman Kodak Company..................................  $      808,600
    4,300  Gannett Company........................................         304,225
    6,400  Harrah's Entertainment (b).............................         180,800
    6,800  Hasbro Inc.............................................         243,100
    1,200  Hilton Hotels Corporation..............................         135,000
      600  John H. Harland Company................................          14,775
      600  King World Productions, Inc (b)........................          21,825
    3,000  Knight-Ridder, Inc.....................................         217,500
    5,100  Marriott International Inc.............................         274,125
    8,641  Mattel Inc.............................................         247,349
   21,200  McDonalds Corp.........................................         991,100
    3,600  McGraw-Hill Companies, Inc.............................         164,700
    3,600  Meredith Corporation...................................         150,300
    2,900  New York Times Company.................................          94,612
    4,000  Polaroid Corporation...................................         182,500
   10,600  Time Warner, Inc.......................................         416,050
    3,600  Times Mirror Company...................................         156,600
    1,500  Tribune Company........................................         108,937
   11,230  Viacom (b).............................................         436,566
   21,282  Walt Disney Company....................................       1,338,106
    6,200  Wendy's International, Inc.............................         115,475
                                                                    --------------
                                                                         7,785,717
                                                                    --------------
    Food (3.3%)
    7,200  Albertson's Incorporated...............................         297,900
   15,881  Archer-Daniels-Midland Company.........................         303,724
    8,000  Campbell Soup Company..................................         564,000
    7,525  Conagra, Inc...........................................         341,447
    4,400  CPC International......................................         316,800
   18,400  Darden Restaurants, Inc................................         197,800
   10,000  Fleming Companies, Inc.................................         143,750
    4,800  General Mills, Inc.....................................         261,600
    4,500  Giant Food Inc.........................................         161,437
   10,600  H.J. Heinz Company.....................................         321,975
    2,900  Hershey Foods Corporation..............................         212,787
    7,700  Kellogg Company........................................         564,025
    7,300  Kroger Company (b).....................................         288,350
    6,300  Quaker Oats Company....................................         214,987
    2,600  Ralston Purina Group...................................         166,725
   14,700  Sara Lee Corporation...................................         475,912
    6,000  Sysco Corporation......................................         205,500
    4,800  Winn-Dixie Stores, Incorporated........................         169,800
    3,600  Wm. Wrigley Jr. Company................................         181,800
                                                                    --------------
                                                                         5,390,319
                                                                    --------------
    Retail (4.4%)
    8,500  American Stores Company................................         350,625
    2,200  Circuit City Stores, Inc...............................          79,475
    2,200  Dayton Hudson Corporation..............................         226,875
    3,700  Dillard Department Stores Inc..........................         135,050
    5,500  Federated Department Stores (b)........................         187,688
   12,000  Gap, Inc...............................................         385,500
   14,524  Home Depot Inc.........................................         784,296
    6,400  J.C. Penney Company, Inc...............................         336,000
   14,200  K Mart Corporation (b).................................         175,725
    7,500  Limited, Inc...........................................         161,250
    1,200  Longs Drug Stores Corp.................................          53,550
    7,100  May Department Stores Company..........................         310,625
    3,100  Melville Corporation...................................         125,550
    1,000  Mercantile Stores Company, Inc.........................          58,625
    4,300  Nike Inc...............................................         441,825
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
    3,100  Nordstrom, Inc.........................................  $      137,950
    7,800  Price/Costco Corporation (b)...........................         168,675
   11,000  Sears, Roebuck and Company.............................         534,875
    1,000  Stride Rite Corporation................................           8,250
    3,800  Tandy Corporation......................................         180,025
    8,350  Toys R Us (b)..........................................         237,975
   73,200  Wal-Mart Stores, Inc...................................       1,857,450
    7,500  Walgreen Co............................................         251,250
                                                                    --------------
                                                                         7,189,109
                                                                    --------------
    Consumer Cyclicals (3.4%)
    1,100  Black & Decker Corporation.............................          42,487
   12,000  Chrysler Corporation Holding Co........................         744,000
    6,900  Corning Inc............................................         264,787
   37,000  Ford Motor.............................................       1,197,875
   23,200  General Motors Corporation.............................       1,215,100
    3,700  Genuine Parts Company..................................         169,275
    6,300  Goodyear Tire & Rubber Company.........................         303,975
    4,800  Interpublic Group Company..............................         225,000
    2,700  Johnson Controls.......................................         187,650
    7,700  Liz Claiborne, Inc.....................................         266,612
    4,300  Maytag Company.........................................          89,762
   10,000  Newell Co..............................................         306,250
      400  Owens Corning..........................................          17,200
    3,000  Pep Boys...............................................         102,000
    3,500  Snap-On Tools Corporation..............................         165,813
    2,200  V.F. Corporation.......................................         131,175
                                                                    --------------
                                                                         5,428,961
                                                                    --------------
  CREDIT SENSITIVE (24.7%)
    Building (1.0%)
    3,900  Armstrong World Industries, Inc........................         224,738
    8,400  Fleetwood Enterprises, Inc.............................         260,400
    8,900  Lowe's Companies, Inc..................................         321,512
    6,900  Masco Corporation......................................         208,725
    7,900  PPG Industries, Incorporated...........................         385,125
    3,100  Sherwin-Williams Company...............................         144,150
                                                                    --------------
                                                                         1,544,650
                                                                    --------------
    Finance (13.2%)
    3,500  Aetna Life & Casualty Company..........................         250,250
    9,400  Ahmanson & Company H.F.................................         253,800
   13,657  Allstate Corporation...................................         623,101
   14,600  American Express Company...............................         651,525
    6,400  American General Corporation...........................         232,800
   14,780  American International Group, Inc......................       1,457,677
   13,777  Banc One Corporation...................................         468,418
    5,200  Bank of Boston Corporation.............................         257,400
    6,100  Bank of New York Co Inc................................         312,625
   11,304  BankAmerica Corporation................................         856,278
    3,400  Bankers Trust New York Corporation.....................         251,175
    4,600  Barnett Banks of Florida, Inc..........................         280,600
    2,600  Beneficial Corporation.................................         145,925
    5,900  H & R Block, Inc.......................................         192,488
    4,500  Boatmens Bancshares Inc................................         180,563
   13,134  Chase Manhattan Corporation............................         927,589
    5,300  Chubb Corporation......................................         264,338
    2,000  Cigna Corporation......................................         235,750
   14,800  Citicorp...............................................       1,222,850
    4,500  Comerica...............................................         200,812
    7,000  Corestates Financial Corp..............................         269,500

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CREDIT SENSITIVE--CONTINUED
    4,195  Dean Witter Discover & Co..............................  $      240,164
    5,700  Federal Home Loan Mortgage Corporation.................         487,350
   34,800  Federal National Mortgage..............................       1,165,800
    3,400  Fifth Third Bancorp....................................         183,600
    6,000  First Bank Systems, Incorporated.......................         348,000
    8,837  First Chicago Corporation..............................         345,748
    6,800  First Data Corp........................................         541,450
    9,295  First Union Corporation................................         565,833
    9,680  Fleet Financial Group, Incorporated....................         421,080
    2,400  General RE Corporation.................................         365,400
    1,600  Golden West Financial Corporation......................          89,600
    8,650  Great Western Financial Corporation....................         206,519
      300  Green Tree Financial Corporation.......................           9,375
    2,400  Household International, Inc...........................         182,400
    5,400  J.P. Morgan & Company Incorporated.....................         456,975
    7,000  Keycorp................................................         271,250
    1,800  Lincoln National Corporation...........................          83,250
    2,800  Loews Corporation......................................         220,850
    2,200  Marsh & McLennen.......................................         212,300
    6,750  MBNA Corporation.......................................         192,375
    3,900  Mellon Bank Corporation................................         222,300
    5,300  Merrill Lynch & Co., Inc...............................         345,163
    3,800  Morgan Stanley Group...................................         186,675
    6,700  National City Corporation..............................         235,337
    8,756  Nationsbank Corp.......................................         723,464
   10,600  Norwest Corporation....................................         369,675
    9,200  PNC Bank Corp..........................................         273,700
    5,300  Providian Corporation..................................         227,237
    2,500  Republic New York Corporation..........................         155,625
    7,000  Salomon Inc............................................         308,000
    3,400  St. Paul Companies, Inc................................         181,900
    6,800  Suntrust Banks, Inc....................................         251,600
    2,550  Torchmark Corporation..................................         111,563
    3,700  Transamerica Corporation...............................         299,700
    4,100  U.S. Bancorp...........................................         148,113
    1,500  UNUM Corporation.......................................          93,375
    7,300  USF&G Corporation......................................         119,537
    2,400  U.S. Life Corporation..................................          78,900
    6,200  Wachovia Corporation...................................         271,250
    2,866  Wells Fargo & Company..................................         684,616
                                                                    --------------
                                                                        21,412,513
                                                                    --------------
    Insurance (.1%)
    3,800  AON Corporation........................................         192,850
                                                                    --------------
    Utilities (10.4%)
   14,400  Airtouch Communications (b)............................         406,800
    4,100  American Electric Power Company, Inc...................         174,762
   18,600  Ameritech..............................................       1,104,375
   50,635  AT&T Corporation.......................................       3,139,370
   10,600  Baltimore Gas and Electric Company.....................         300,775
   13,600  Bell Atlantic Corporation..............................         867,000
   30,900  BellSouth Corporation..................................       1,309,388
    6,500  Carolina Power & Light Company.........................         247,000
    9,700  Central & Southwest Corporation........................         281,300
    5,932  Cinergy................................................         189,824
    5,500  Consolidated Edison Company of New York................         160,875
    3,200  Consolidated Natural Gas Company.......................         167,200
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CREDIT SENSITIVE--CONTINUED
    5,650  Dominion Resources, Inc................................  $      226,000
    5,300  DTE Energy Company.....................................         163,638
    5,800  Duke Power Company.....................................         297,250
   10,000  Edison International...................................         176,250
    7,900  Enron Corp.............................................         322,913
    6,900  Entergy Corporation....................................         195,788
    4,700  FPL Group, Inc.........................................         216,200
   30,800  GTE Corporation........................................       1,378,300
    8,600  Houston Industries Incorporated........................         211,775
    5,200  Niagara Mohawk Power Corporation (b)...................          40,300
    1,300  Northern States Power Company..........................          64,187
   13,100  Nynex Corporation......................................         622,250
    3,700  Ohio Edison Company....................................          80,938
      800  Oneok Inc..............................................          20,000
    5,100  Pacific Enterprises....................................         151,088
   10,300  Pacific Gas & Electric Company.........................         239,475
   13,000  Pacific Telesis Group..................................         438,750
   12,500  Pacificorp.............................................         278,125
    4,200  Peco Energy Company....................................         109,200
    2,000  Peoples Energy Corporation.............................          67,000
    6,650  Public Service Enterprise Group Inc....................         182,044
   18,900  SBC Communications Inc.................................         930,825
   21,400  Southern Company.......................................         526,975
    6,900  Texas Utilities Company................................         294,975
    5,500  Unicom Corporation.....................................         153,312
    6,900  Union Electric Company.................................         277,725
   21,300  U.S. West Media Group..................................         388,725
   18,000  U.S. West, Inc (b).....................................         573,750
                                                                    --------------
                                                                        16,976,427
                                                                    --------------
  INTERMEDIATE GOODS AND SERVICES (17.5%)
    Energy (9.1%)
    2,800  Amerada Hess Corporation...............................         150,150
   15,500  Amoco Corporation......................................       1,121,813
    7,100  Ashland Incorporated...................................         281,337
    4,700  Atlantic Richfield Company.............................         556,950
    7,400  Burlington Resources, Inc..............................         318,200
   19,800  Chevron Corporation....................................       1,168,200
    5,600  Coastal Corporation....................................         233,800
    2,900  Columbia Gas System, Inc...............................         151,163
    2,500  Enserch Corp...........................................          54,375
   40,700  Exxon Corporation......................................       3,535,813
    1,600  Kerr-McGee Corporation.................................          97,400
   12,300  Mobil Corporation......................................       1,379,138
    6,300  Noram Energy...........................................          68,513
    7,700  Occidental Petroleum Corporation.......................         190,575
    7,900  Panenergy Corporation..................................         259,712
      800  Pennzoil Company.......................................          37,000
   10,100  Phillips Petroleum Company.............................         422,938
   17,100  Royal Dutch Petroleum (c)..............................       2,629,125
      300  Santa Fe Energy Resources , Inc........................           3,563
    7,400  Schlumberger, Ltd (c)..................................         623,450
    4,000  Sonat Inc..............................................         180,000
    4,300  Tenneco Inc............................................         219,837
    8,000  Texaco, Inc............................................         671,000
    7,500  Unocal Corporation.....................................         253,125
    5,900  USX--Marathon Group....................................         118,738
                                                                    --------------
                                                                        14,725,915
                                                                    --------------

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
    Materials (6.7%)
    2,300  Air Products and Chemicals, Inc........................  $      132,825
    4,575  Alcan Aluminium Limited................................         139,537
    5,400  Aluminum Company of America............................         309,825
    1,400  Asarco Incorporated....................................          38,675
    1,900  Avery Dennison Corp....................................         104,262
   10,700  Barrick Gold Corporation...............................         290,238
      800  Bemis Company, Inc.....................................          28,000
    2,900  Bethlehem Steel Corporation (b)........................          34,438
      566  Boise Cascade Corporation..............................          20,730
    4,300  Champion International Corporation.....................         179,525
    3,400  Crown Cork & Seal Company, Inc.........................         153,000
      950  Cyprus Amax Minerals Company...........................          21,494
    7,900  Dow Chemical Company...................................         600,400
   16,900  E.I. Du Pont De Nemours and Company....................       1,337,213
   10,487  Engelhard Corporation..................................         241,201
    1,600  FMC Corporation (b)....................................         104,400
   31,900  Freeport-McMoran Copper................................       1,016,813
    2,200  Georgia-Pacific Corporation............................         156,200
    3,000  W.R. Grace & Co........................................         212,625
    2,600  Great Lakes Chemical Corporation.......................         161,850
    2,700  Hercules Incorporated..................................         149,175
    3,700  Homestake Mining Company...............................          63,363
    5,500  Inco Limited (c).......................................         177,375
    9,100  International Paper Company............................         335,562
    8,500  Kimberly-Clark Corporation.............................         656,625
    5,600  Louisiana-Pacific Corporation..........................         123,900
    1,200  Mead Corporation.......................................          62,250
   18,000  Monsanto Company.......................................         585,000
    3,600  Morton International...................................         134,100
    5,800  Nalco Chemical Company.................................         182,700
    5,022  Newmont Mining Corporation.............................         247,961
    1,500  Nucor Corporation......................................          75,938
    1,400  Phelps Dodge Corporation...............................          87,325
    2,100  Pioneer Hi-Bred International, Inc.....................         111,038
    5,100  Placer Dome Inc (c)....................................         121,763
      600  Potlatch Corporation...................................          23,475
    3,200  Praxair Inc............................................         135,200
    2,100  Reynolds Metals Company................................         109,462
    1,600  Rohm and Haas Company..................................         100,400
    3,000  Sigma-Aldrich..........................................         160,500
    3,010  Stone Container Corporation............................          41,388
    3,000  The Williams Company...................................         148,500
   14,700  Travelers Inc..........................................         670,688
    5,150  Union Camp Corporation.................................         251,062
    3,900  Union Carbide Corporation..............................         155,025
    5,640  USX--U.S. Steel Group Inc..............................         160,035
    6,000  Westvaco Corporation...................................         179,250
    4,900  Weyerhaeuser Company...................................         208,250
    2,400  Willamette Industries Incorporated.....................         142,800
    3,300  Worthington Industries.................................          68,887
                                                                    --------------
                                                                        10,952,248
                                                                    --------------
    Transportation (1.7%)
    2,200  AMR Corporation (b)....................................         200,200
    4,573  Burlington Northern Santa Fe...........................         369,841
    1,300  Caliber Systems, Incorporated..........................          44,200
    1,600  Conrail Corporation....................................         106,200
    1,100  Consolidated Freightways, Inc..........................          23,237
    7,400  CSX Corporation........................................         357,050
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
    3,800  Delta Air Lines, Inc...................................  $      315,400
    1,900  Federal Express Corporation (b)........................         155,800
    4,700  Norfolk Southern Corporation...........................         398,325
    5,400  Ryder System, Inc......................................         151,875
    1,500  Sante Fe Pacific Gold Corporation......................          21,187
    6,300  Union Pacific Corporation..............................         440,213
    9,100  U.S. Air Group, Inc (b)................................         163,800
                                                                    --------------
                                                                         2,747,328
                                                                    --------------
  TECHNOLOGY (14.7%)
   12,400  Advanced Micro Devices, Inc (b)........................         168,950
    5,500  Alltel Corp............................................         169,125
    1,000  Amdahl (b).............................................          10,750
    3,450  Andrew Corporation (b).................................         185,437
    8,800  Apple Computer Incorporated (b)........................         184,800
    2,200  Autodesk, Inc..........................................          65,725
    9,100  Automatic Data Processing Inc..........................         351,487
    5,100  Bay Networks Inc (b)...................................         131,325
   10,200  Boeing Company.........................................         888,675
    4,600  Ceridian Corporation (b)...............................         232,300
   17,100  Cisco Systems, Inc (b).................................         968,287
    8,100  Compaq Computer Corporation (b)........................         398,925
    7,350  Computer Associates International......................         523,688
    2,400  Computer Sciences Corporation (b)......................         179,400
      600  Crane Co...............................................          24,600
    5,600  Digital Equipment (b)..................................         252,000
    5,600  DSC Communications (b).................................         168,700
    1,600  EG&G, Inc..............................................          34,200
    7,500  EMC Corporation (b)....................................         139,687
    2,000  General Dynamics Corporation...........................         124,000
    5,700  General Instrument Corporation (b).....................         164,587
    4,300  B.F. Goodrich Company..................................         160,712
    4,000  Harris Corporation.....................................         244,000
   15,500  Hewlett-Packard Company................................       1,544,187
    4,300  Honeywell Inc..........................................         234,350
   25,500  Intel..................................................       1,872,656
   17,600  International Business Machines Corporation............       1,742,400
    6,219  Lockheed Martin Corporation............................         522,396
    5,000  LSI Logic Corporation (b)..............................         130,000
    7,200  McDonnell Douglas Corporation..........................         349,200
   20,700  MCI Communications.....................................         530,438
    5,800  Micron Technology Inc..................................         150,075
   18,600  Microsoft Corporation (b)..............................       2,234,325
   14,000  Minnesota Mining and Manufacturing Company.............         966,000
   18,000  Motorola...............................................       1,131,750
    7,700  Northern Telecom Limited...............................         418,687
    3,000  Northrop Grumman Corporation...........................         204,375
    8,500  Novell, Inc (b)........................................         117,938
   20,850  Oracle Corporation (b).................................         822,272
   10,899  Pall Corporation.......................................         262,938
    2,800  Perkin-Elmer Corporation...............................         135,100
    4,600  Pitney Bowes, Inc......................................         219,650
    6,500  Raytheon Company.......................................         335,563
    6,800  Rockwell International Corporation.....................         389,300
    4,400  Scientific-Atlanta Inc.................................          68,200
    6,600  Silicon Graphics Incorporated (b)......................         158,400
   12,900  Sprint Corporation.....................................         541,800
    5,600  Sun Microsystems, Inc (b)..............................         329,700

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  TECHNOLOGY--CONTINUED
    6,600  Tandem Computers Incorporated (b)......................  $       81,675
   19,900  Tele-Communications, Inc (b)...........................         360,687
    2,600  Tellabs Incorporated (b)...............................         173,875
    4,600  Texas Instruments Incorporated.........................         229,425
      800  Thomas & Betts Corporation.............................          30,000
    3,200  TRW Inc................................................         287,600
   12,400  Unisys Corporation (b).................................          88,350
    3,400  United Technologies Corporation........................         391,000
    5,700  Worldcom, Incorported (b)..............................         315,637
    9,900  Xerox Corporation......................................         529,650
    4,400  3 Com (b)..............................................         201,300
                                                                    --------------
                                                                        23,872,259
                                                                    --------------
Total common stocks (cost: $119,239,216)..........................     162,341,324
                                                                    --------------
  PREFERRED STOCKS (--%)
       25  Teledyne...............................................             384
                                                                    --------------
Total preferred stocks
    (cost: $337)..................................................             384
                                                                    --------------

                                                                        MARKET
PRINCIPAL                                                              VALUE(A)
---------                                                           --------------
SHORT-TERM SECURITIES (.7%)
$1,123,875 Temporary Investment Fund, Inc.-- TempFund Portfolio,
             current rate 5.42%...................................  $    1,123,875
                                                                    --------------
Total short-term securities
    (cost: $1,123,875)............................................       1,123,875
                                                                    --------------
Total investments in securities (cost: $120,363,428) (d)..........
                                                                      $163,465,583
                                                                    --------------
                                                                    --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 2.6% of net assets in foreign securities at June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $120,652,101. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 44,359,703
Gross unrealized depreciation.....................    (1,546,221)
                                                    ------------
Net unrealized appreciation.......................  $ 42,813,482
                                                    ------------
                                                    ------------

CAPITAL APPRECIATION PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                          MARKET
   SHARES                                                                                                VALUE(A)
---------                                                                                             --------------
COMMON STOCKS (95.1%)
  CAPITAL GOODS (1.0%)
    Machinery (1.0%)
   46,125  Thermo Electron Corporation (b)..........................................................  $    1,919,953
                                                                                                      --------------
  CONSUMER GOODS AND SERVICES (41.5%)
    Consumer Goods (22.4%)
   99,400  Amgen Inc (b)............................................................................       5,367,600
   88,400  Coca-Cola Company........................................................................       4,320,550
   53,600  Genzyme Corporation (b)..................................................................       2,693,400
   97,500  Merck & Co., Inc.........................................................................       6,300,938
   89,600  Oxford Health Plan Incorporated (b)......................................................       3,684,800
   78,400  Pfizer Inc...............................................................................       5,595,800
   71,500  Schering-Plough Corporation..............................................................       4,486,625
  106,750  St Jude Medical Inc (b)..................................................................       3,576,125
  141,400  United Health Care.......................................................................       7,140,700
                                                                                                      --------------
                                                                                                          43,166,538
                                                                                                      --------------
    Consumer Services (4.8%)
  112,000  Carnival Corporation (c).................................................................       3,234,000
  106,500  McDonalds Corp...........................................................................       4,978,875
   30,000  Sterling Commerce Inc (b)................................................................       1,113,750
                                                                                                      --------------
                                                                                                           9,326,625
                                                                                                      --------------
    Retail (12.5%)
  231,531  Dollar General Corp......................................................................       6,772,282
  146,633  Home Depot Inc...........................................................................       7,918,182
  108,200  Intimate Brands Inc......................................................................       2,475,075
   97,200  Kohl's Inc (b)...........................................................................       3,559,950
  167,700  Office Depot, Inc (b)....................................................................       3,416,888
                                                                                                      --------------
                                                                                                          24,142,377
                                                                                                      --------------
    Food (1.8%)
   99,600  Outback Steakhouse Incorporated (b)......................................................       3,434,636
                                                                                                      --------------
  CREDIT SENSITIVE (14.3%)
    Building (2.5%)
  130,400  Lowe's Companies, Inc....................................................................       4,710,700
                                                                                                      --------------
    Finance (9.0%)
  157,500  Federal National Mortgage................................................................       5,276,250
   64,600  First Data Corp..........................................................................       5,143,775
  135,700  MBNA Corporation.........................................................................       3,867,450
   54,700  MGIC Investment Corporation..............................................................       3,070,038
                                                                                                      --------------
                                                                                                          17,357,513
                                                                                                      --------------

                                                                                                          MARKET
   SHARES                                                                                                VALUE(A)
---------                                                                                             --------------
  CREDIT SENSITIVE--CONTINUED
    Utilities (2.8%)
  194,000  Airtouch Communications (b)..............................................................  $    5,480,500
                                                                                                      --------------
  TECHNOLOGY (38.3%)
   73,400  Ceridian Corporation (b).................................................................       3,706,700
  162,600  Cisco Systems, Inc (b)...................................................................       9,207,225
  134,800  Computer Associates International........................................................       9,604,500
   56,100  General Instrument Corporation (b).......................................................       1,619,887
   64,200  Intel....................................................................................       4,714,687
   57,400  LCI International Incorporated (b).......................................................       1,800,925
  210,500  MCI Communications.......................................................................       5,394,063
   60,200  Microsoft Corporation (b)................................................................       7,231,525
   61,200  Motorola.................................................................................       3,847,950
  195,050  Oracle Corporation (b)...................................................................       7,692,284
  227,200  Paging Network Inc (b)...................................................................       5,452,800
  143,800  Parametric Technology Corporation (b)....................................................       6,237,325
   89,000  Synopsys Incorporated (b)................................................................       3,537,750
  160,000  360 Communications Company (b)...........................................................       3,840,000
                                                                                                      --------------
                                                                                                          73,887,621
                                                                                                      --------------
Total common stocks
    (cost: $136,531,159)............................................................................     183,426,463
                                                                                                      --------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (4.3%)
$5,115,000 U.S. Treasury Bills..............................................   5.00%-5.05%  07/11/96       5,107,039
1,135,000  Stanley Works CP.................................................         5.43%  07/15/96       1,132,116
2,059,973  Temporary Investment Fund, Inc.-- TempFund Portfolio, current rate 5.42%.................       2,059,973
                                                                                                      --------------
Total short-term securities
    (cost $8,299,790)...............................................................................       8,299,128
                                                                                                      --------------
Total investments in securities
    (cost: $144,830,949) (d)........................................................................    $191,725,591
                                                                                                      --------------
                                                                                                      --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 1.7% of net assets in foreign securities at June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $144,845,372. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 48,678,376
Gross unrealized depreciation.....................    (1,798,157)
                                                    ------------
Net unrealized appreciation.......................  $ 46,880,219
                                                    ------------
                                                    ------------

INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
  COMMON STOCKS (83.4%)
    AUSTRALIA (4.1%)
      Banking (.9%)
        95,663   National Australia Bank.........................................................  $     884,680
       190,087   Westpac Banking.................................................................        842,296
      Building Materials and Components (1.1%)
       648,423   Pioneer International...........................................................      1,888,271
      Transportation (2.1%)
       127,500   Brambles Industries.............................................................      1,774,176
       106,890   BTR Nylex Ltd...................................................................        411,387
        85,000   Qantas Airways Limited ADR 144A (d).............................................      1,438,336
                                                                                                   -------------
                                                                                                       7,239,146
                                                                                                   -------------
    AUSTRIA (2.0%)
      Electrical and Electronics (1.3%)
        12,980   Bohler-Uddeholm 144A (d)........................................................      1,005,702
        10,850   Va Technologie 144A (d).........................................................      1,328,863
      Utilities--Gas and Electric (.7%)
         8,400   Evn Energie-Versorung...........................................................      1,160,533
                                                                                                   -------------
                                                                                                       3,495,098
                                                                                                   -------------
    BELGIUM (1.8%)
      Chemicals (1.8%)
         2,650   Solvay..........................................................................      1,626,169
        20,000   Union Miniere (b)...............................................................      1,532,127
                                                                                                   -------------
                                                                                                       3,158,296
                                                                                                   -------------
    BRAZIL (1.3%)
      Telecommunications (1.3%)
        33,300   Telecomunicacoes Brasileiras ADR................................................      2,318,513
                                                                                                   -------------
    CANADA (2.7%)
      Banking (1.8%)
        60,500   Canadian Imperial Bank of Commerce..............................................      1,951,513
       145,000   National Bank of Montreal.......................................................      1,210,439
      Insurance (.7%)
        65,000   London Insurance Group..........................................................      1,361,287
      Mining and Metals--Container (.2%)
        39,000   Inmet (b).......................................................................        284,157
                                                                                                   -------------
                                                                                                       4,807,396
                                                                                                   -------------
    CHILE (1.2%)
      Financial Services (.4%)
        32,000   Chile Fund......................................................................        784,000
      Utilities--Gas and Electric (.8%)
        14,000   Telefonos De Chile ADR..........................................................      1,373,750
                                                                                                   -------------
                                                                                                       2,157,750
                                                                                                   -------------
    CZECH REPUBLIC (2.8%)
      Banking (.7%)
        48,000   Komercni Banka 144A (d).........................................................      1,303,445
      Energy Services (1.0%)
        44,810   Ceske Energeticke (b)...........................................................      1,782,301

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    CZECH REPUBLIC--CONTINUED
      Telecommunications (1.1%)
        15,500   SPT Telecom (b).................................................................  $   1,891,746
                                                                                                   -------------
                                                                                                       4,977,492
                                                                                                   -------------
    FINLAND (1.7%)
      Banking (.5%)
       400,000   Merita Ltd A (b)................................................................        835,145
      Wholesale and International Trade (1.2%)
        85,000   Amer Group Ltd..................................................................      1,427,065
       107,500   Metsa-Serla.....................................................................        763,576
                                                                                                   -------------
                                                                                                       3,025,786
                                                                                                   -------------
    FRANCE (8.0%)
      Banking (1.2%)
        61,300   Banque Nationale De Paris ADR 144A (d)..........................................      2,151,655
      Electrical and Electronics (1.0%)
        19,000   Alcatel Alsthom.................................................................      1,657,120
      Energy Sources (1.4%)
        32,562   Societe National Elf Aquitaine..................................................      2,394,670
      Health and Personal Care (1.6%)
       105,500   Rhone-Poulenc...................................................................      2,772,708
      Insurance (1.3%)
        40,485   Axa.............................................................................      2,214,526
      Mining and Metal (.5%)
         2,000   Pechiney........................................................................         89,315
        40,214   Pechiney ADR....................................................................        824,387
      Multi-Industry (.1%)
         2,107   Marine Wendel...................................................................        174,352
      Transportation (.9%)
        64,000   Regie Des Usines Renault........................................................      1,652,186
                                                                                                   -------------
                                                                                                      13,930,919
                                                                                                   -------------
    GERMANY (2.7%)
      Banking (1.3%)
        48,750   Deutsche Bank...................................................................      2,309,168
      Chemicals (1.4%)
        69,500   Bayer...........................................................................      2,445,063
                                                                                                   -------------
                                                                                                       4,754,231
                                                                                                   -------------
    HONG KONG (6.2%)
      Banking (1.1%)
       125,714   Hong Kong and Shanghai Banking..................................................      1,900,203
      Food and Household Products (.5%)
     3,201,000   Cafe de Coral...................................................................        889,108
      Multi-Industry (1.8%)
       221,000   Hutchison Whampoa Ltd...........................................................      1,390,439
       230,739   Jardine Matheson Holdings.......................................................      1,695,932
      Transportation (1.7%)
       190,000   Swire Pacific Ltd...............................................................      1,626,185
       448,568   Jardine Strategic Holdings......................................................      1,435,418
      Utilities (1.1%)
       625,000   Hong Kong Electric Holdings.....................................................      1,905,560
                                                                                                   -------------
                                                                                                      10,842,845
                                                                                                   -------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    INDIA (.5%)
      Financial Services (.5%)
       469,435   India Fund......................................................................  $     900,820
                                                                                                   -------------
    INDONESIA (.9%)
      Financial Services (.2%)
       315,000   JF Indonesia Fund (b)...........................................................        396,776
      Forest Products and Paper (.7%)
       737,000   P.T. Japfa Comfeed..............................................................        427,490
       777,185   P.T. Pabrik Kertas Tjiwi Kimia..................................................        793,071
                                                                                                   -------------
                                                                                                       1,617,337
                                                                                                   -------------
    ITALY (1.7%)
      Telecommunications (1.7%)
     1,105,000   Stet di Risp....................................................................      2,901,348
                                                                                                   -------------
    JAPAN (4.2%)
      Building Materials and Components (.6%)
        73,000   Daito Trust Construction........................................................      1,091,524
      Electrical and Electronics (3.1%)
       227,000   Hitachi Ltd.....................................................................      2,111,022
        88,000   Hitachi Koki....................................................................        866,509
        37,000   Sony Corporation................................................................      2,432,224
      Utilities--Gas and Electric (.5%)
        68,000   Kyudenko........................................................................        911,366
                                                                                                   -------------
                                                                                                       7,412,645
                                                                                                   -------------
    KOREA (.5%)
      Financial Services (.5%)
            19   Korea International Trust (b)...................................................        883,500
                                                                                                   -------------
    MEXICO (.3%)
      Chemicals (.3%)
       252,000   Vitro...........................................................................        581,813
                                                                                                   -------------
    NETHERLANDS (3.9%)
      Broadcasting, Advertising and Publishing (1.4%)
        84,688   International Nederlanden Group.................................................      2,525,281
      Building Materials and Components (.3%)
        16,520   European Vinyls.................................................................        512,930
      Insurance (1.3%)
        47,454   Aegon...........................................................................      2,185,083
      Merchandising (.9%)
        18,591   Koninklijke Bijenkorf Beheer....................................................      1,570,510
                                                                                                   -------------
                                                                                                       6,793,804
                                                                                                   -------------
    NEW ZEALAND (2.4%)
      Forest Products and Paper (1.1%)
       839,000   Carter Holt Harvey..............................................................      1,913,987
      Wholesale and International Trade (1.3%)
     2,341,185   Brierley Investments............................................................      2,298,423
                                                                                                   -------------
                                                                                                       4,212,410
                                                                                                   -------------
    NORWAY (2.4%)
      Energy Sources (.8%)
        98,000   Saga Petroleum..................................................................      1,440,659
      Health and Personal Care (1.0%)
        77,000   Hafslund Nycomed................................................................        551,157
        77,000   Nycomed ASA A Shares (b)........................................................      1,103,931
      Mining and Metals (.6%)
        78,000   Elkem...........................................................................      1,074,606
                                                                                                   -------------
                                                                                                       4,170,353
                                                                                                   -------------
                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    PHILIPPINES (1.1%)
      Telecommunications (1.1%)
        33,500   Philippine Long Distance Telephone Company ADR..................................  $   1,947,188
                                                                                                   -------------
    PORTUGAL (1.0%)
      Banking (.5%)
        62,000   Banco Portugues de Investimento.................................................        785,411
      Financial Services (.5%)
         9,000   Capital Portugal Fund (b).......................................................        887,393
                                                                                                   -------------
                                                                                                       1,672,804
                                                                                                   -------------
    SINGAPORE (.6%)
      Financial Services (.1%)
        18,000   Singapore Fund..................................................................        234,000
      Transportation (.5%)
        78,000   Singapore International Airline.................................................        823,413
                                                                                                   -------------
                                                                                                       1,057,413
                                                                                                   -------------
    SPAIN (8.8%)
      Banking (3.7%)
       108,000   Argentaria Bancaria ADR.........................................................      2,376,000
        11,450   Banco de Andalucia..............................................................      1,589,646
        61,500   Banco Bilbao Vizcaya............................................................      2,489,531
      Energy Sources (1.1%)
        57,000   Repsol..........................................................................      1,980,604
      Telecommunications (1.6%)
       150,000   Telefonica de Espana............................................................      2,761,076
      Utilities--Gas and Electric (2.4%)
       250,000   Iberdrola.......................................................................      2,564,135
        27,500   Empresa. Nacional de Electricidad...............................................      1,713,778
                                                                                                   -------------
                                                                                                      15,474,770
                                                                                                   -------------
    SWEDEN (6.8%)
      Banking (.7%)
        58,500   Stadshypotek 144A (d)...........................................................      1,304,805
      Business and Public Service (1.4%)
        99,500   Nackebro Fastighets.............................................................        127,009
       114,500   Esselte.........................................................................      2,312,269
      Food and Household Products (.2%)
        97,500   Swedish Match (b)...............................................................        302,691
      Forest Products and Paper (.9%)
       122,000   Stora Kopparbergs...............................................................      1,608,777
      Health and Personal Care (2.3%)
        46,500   Astra...........................................................................      2,025,251
        95,500   Svenska Handelsbanken...........................................................      1,993,339
      Transportation (1.3%)
        97,500   Volvo...........................................................................      2,218,756
                                                                                                   -------------
                                                                                                      11,892,897
                                                                                                   -------------
    SWITZERLAND (2.9%)
      Electrical and Electronics (1.2%)
         1,730   BBC Brown Boveri................................................................      2,139,623
      Health and Personal Care (1.3%)
         1,660   Ares-Serono.....................................................................      1,458,885
           370   Societe Generale................................................................        885,358
      Insurance (.4%)
         2,400   Zuerich Versicherung............................................................        653,862
                                                                                                   -------------
                                                                                                       5,137,728
                                                                                                   -------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    THAILAND (1.1%)
      Financial Services (1.1%)
        81,562   Thai Fund.......................................................................  $   1,926,901
                                                                                                   -------------
    TURKEY (.7%)
      Financial Services (.7%)
        89,000   Turkish Growth Fund (b).........................................................      1,168,124
                                                                                                   -------------
    UNITED KINGDOM (8.6%)
      Banking (.8%)
       118,943   Barclays Bank...................................................................      1,428,610
      Building Materials and Components (1.2%)
       435,000   BICC.L..........................................................................      2,095,301
      Electrical and Electronics (.5%)
        82,000   Waste Management International (b)..............................................        912,250
      Energy Services (2.0%)
       592,100   British Gas.....................................................................      1,656,010
       168,500   Hyder...........................................................................      1,869,363
      Food and Household Products (2.3%)
     2,717,536   Albert Fisher Group.............................................................      1,984,580
       732,186   Hillsdown Holdings..............................................................      1,979,548
      Merchandising (.8%)
       191,600   Kwik Save Group.................................................................      1,348,619
      Utilities--Gas and Electric (1.0%)
       208,775   National Power..................................................................      1,686,853
                                                                                                   -------------
                                                                                                      14,961,134
                                                                                                   -------------
                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    VENEZUELA (.5%)
      Energy Services (.5%)
     1,097,192   Electricidad Caracas............................................................  $     912,124
                                                                                                   -------------
  Total common stocks
      (cost: $124,906,919).......................................................................    146,332,586
                                                                                                   -------------
  PREFERRED STOCKS AND OTHER (3.0%)
    ARGENTINA (1.0%)
      Multi-Industry (1.0%)
        30,665   Compania de Inversiones en Telecommunications convertible preferred--7.0% (c)...      1,824,568
                                                                                                   -------------
    GERMANY (.8%)
      Energy Services (.8%)
         4,800   Veba Warrants (expiring 4/6/98) (b).............................................      1,362,293
                                                                                                   -------------
    MEXICO (1.1%)
      Financial Services (1.1%)
        53,610   Nacional Financiera ADR--11.25%.................................................      1,849,545
                                                                                                   -------------
    UNITED KINGDOM (.1%)
      Energy Services (.1%)
       137,700   Hyder preferred.................................................................        208,075
                                                                                                   -------------
  Total preferred stocks and other
      (cost: $4,024,557).........................................................................      5,244,481
                                                                                                   -------------

   PRINCIPAL
  ------------
  LONG-TERM DEBT SECURITIES (2.4%)
    HONG KONG (.8%)
      Finance (.8%)
  $  1,680,000   PIV Investment Finance..........................................   4.50%   12/01/00      1,411,200
                                                                                                      -------------
    SWITZERLAND (1.0%)
      Finance (1.0%)
     1,235,000   CS Holdings Finance Convertible Bonds...........................  4.875%   11/19/02      1,790,750
                                                                                                      -------------
    UNITED STATES (.6%)
      U.S. Government (.6%)
     1,060,000   U.S. Treasury Note..............................................  5.125%   04/30/98      1,088,319
                                                                                                      -------------
                 Total long-term debt securities (cost: $4,160,546).................................      4,290,269
                                                                                                      -------------
  SHORT-TERM SECURITIES (10.6%)
       200,000   Federal Home Loan Bank..........................................  5.240%   08/07/96      1,989,229
     2,000,000   Federal Home Loan Mortgage Corporation..........................  5.240%   08/16/96      1,986,609
     1,560,000   Federal National Mortgage Association...........................  5.200%   08/23/96      1,548,057
     4,020,000   Federal National Mortgage Association...........................  5.250%   07/15/96      4,011,793
     2,000,000   Federal National Mortgage Association...........................  5.240%   08/12/96      1,987,773
     1,505,000   Federal National Mortgage Association...........................  5.280%   07/18/96      1,501,248
     3,785,000   Prime Value Fund, Inc.--Cash Investment Fund, current rate 5.040%..................      5,576,000
                                                                                                      -------------
                 Total short-term securities (cost: $18,600,708)....................................     18,600,708
                                                                                                      -------------
                 Total investments in securities (cost: $151,692,730) (e)...........................  $ 174,468,044
                                                                                                      -------------
                                                                                                      -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) PRIDES--Preferred Redeemed Increased Dividend Equity Securities are structured as convertible preferred securities issued by a company. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

INTERNATIONAL STOCK PORTFOLIO

Notes to Investments in Securities--continued

(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996 includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
Qantas Airways Limited ADR 144A...................   Various   $  1,350,928
Bohler-Uddeholm 144A..............................   Various        813,254
Va Technologie 144A...............................   Various      1,016,589
Komercni Banka 144A...............................   Various      1,270,428
Banque Nationale De Paris ADR 144A................   Various      2,720,363
Stadshypotek 144A.................................   Various        531,940
                                                               ------------
                                                               $  7,703,502
                                                               ------------
                                                               ------------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $153,655,767. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 27,325,907
Gross unrealized depreciation.....................    (6,513,630)
                                                    ------------
Net unrealized appreciation.......................  $ 20,812,877
                                                    ------------
                                                    ------------

SMALL COMPANY PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                         --------------
COMMON STOCKS (81.3%)
  CAPITAL GOODS (10.1%)
    Machinery (10.1%)
   50,700  AES China Generating Co Ltd (b)(c)...................................................  $      535,519
   61,650  Blount International Incorporated....................................................       1,941,975
   73,900  Kaydon Corporation...................................................................       3,177,700
   52,600  Millipore Corporation................................................................       2,202,625
   72,700  MSC Industrial Direct Co (b).........................................................       2,344,575
   95,542  United Waste Systems, Inc (b)........................................................       3,081,229
                                                                                                  --------------
                                                                                                      13,283,623
                                                                                                  --------------
  CONSUMER GOODS AND SERVICES (35.9%)
    Consumer Goods (5.5%)
   67,300  Idexx Laboratories Inc (b)...........................................................       2,641,525
   78,400  Medpartners (b)......................................................................       1,636,600
   43,234  Occusystems, Incorporated (b)........................................................       1,615,871
   55,833  Sunrise Assisted Living Incorporated (b).............................................       1,339,992
                                                                                                  --------------
                                                                                                       7,233,988
                                                                                                  --------------
    Consumer Services (15.6%)
   43,800  Boston Chicken Incorporated (b)......................................................       1,423,500
   50,600  Carmike Cinemas Inc (b)..............................................................       1,366,200
   69,459  CUC International Inc (b)............................................................       2,465,794
   40,334  Extended Stay America (b)............................................................       1,270,521
  111,800  Gartner Group Incorporated (b).......................................................       4,094,675
   58,700  GTECH Holdings Corporation (b).......................................................       1,738,987
   51,700  Lone Star Steakhouse & Saloon, Inc (b)...............................................       1,951,675
   44,902  Manpower.............................................................................       1,762,404
   68,199  Red Roof Inns Incorporated (b).......................................................         963,311
   44,200  Sola International Inc (b)...........................................................       1,270,750
   43,199  Sun International Hotels Ltd (b).....................................................       2,095,152
                                                                                                  --------------
                                                                                                      20,402,969
                                                                                                  --------------
    Retail (10.3%)
  104,200  Advanced Lighting Technologies, Incorporated (b).....................................       1,823,500
    8,100  Amerisource Health Corporation (b)...................................................         269,325
   71,120  Borders Group Incorporated (b).......................................................       2,293,620
  111,000  Casey's General Stores Inc...........................................................       2,206,125
   46,500  Eastbay Incorporated (b).............................................................         697,500
   60,200  Friedman's (b).......................................................................       1,535,100
   63,600  Global Directmail Corporation (b)....................................................       2,512,200
   23,400  Kohl's Inc (b).......................................................................         857,025
   39,000  Orchard Supply Hardware (b)..........................................................       1,174,875
    1,500  West Marine Incorporated (b).........................................................         107,250
                                                                                                  --------------
                                                                                                      13,476,520
                                                                                                  --------------
    Consumer Cyclicals (4.5%)
   29,900  Stant Corporation....................................................................         343,850
  102,300  Tommy Hilfiger Corporation (b).......................................................       5,485,838
                                                                                                  --------------
                                                                                                       5,829,688
                                                                                                  --------------

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                         --------------
  CREDIT SENSITIVE (9.5%)
    Finance (7.3%)
   72,800  Amerin (b)...........................................................................  $    1,947,400
   26,500  MGIC Investment Corporation..........................................................       1,487,313
   35,900  Partnerre Ltd (c)....................................................................       1,072,512
   99,000  T. Rowe Price Associates.............................................................       3,044,250
  106,000  Roosevelt Financial Group, Inc.......................................................       2,040,500
                                                                                                  --------------
                                                                                                       9,591,975
                                                                                                  --------------
    Utilities (2.2%)
  100,500  Panamsat Corporation (b).............................................................       2,914,500
                                                                                                  --------------
  INTERMEDIATE GOODS AND SERVICES (7.0%)
    Materials (3.0%)
   29,126  Cambrex Corporation..................................................................       1,489,067
  111,300  Citation Corporation (b).............................................................       1,335,600
   44,370  McWhorter Technology Inc (b).........................................................         787,567
    6,000  Valspar Corporation..................................................................         276,000
                                                                                                  --------------
                                                                                                       3,888,234
                                                                                                  --------------
    Transportation (4.0%)
   26,500  Eagle USA Airfreight, Inc (b)........................................................         980,500
   61,900  Fritz Companies (b)..................................................................       1,996,275
   77,000  Landstar System, Inc (b).............................................................       2,233,000
                                                                                                  --------------
                                                                                                       5,209,775
                                                                                                  --------------
  TECHNOLOGY (18.8%)
   48,300  Acxiom Corporation (b)...............................................................       1,648,238
   19,300  Adtran Incorporated (b)..............................................................       1,367,888
   41,075  Ansys Incorporated (b)...............................................................         539,096
   48,100  Bisys Group Inc (b)..................................................................       1,815,775
   24,500  C-Cube Microsystems Incorporated (b).................................................         808,500
   10,800  Cascade Communications Inc (b).......................................................         734,400
   12,600  Check Point Software Technologies Ltd (b)(c).........................................         176,400
   38,200  CKS Group Incorporated (b)...........................................................       1,231,950
   97,700  Computron Software (b)...............................................................         476,287
  123,702  Danka Business Systems (c)...........................................................       3,618,283
    2,100  Dassault Systems (b)(c)..............................................................          48,300
  109,400  Data Translation Incorporated (b)....................................................       1,791,425
   20,732  Datastream Systems, Incorporated (b).................................................         730,803
   60,500  DSC Communications (b)...............................................................       1,822,563
   27,680  Fore Systems Inc (b).................................................................         999,940
   38,100  Integrated Systems (b)...............................................................       1,526,381
   33,200  J Ray McDermott Holdings Incorporated (b)............................................         830,000
   14,900  Macromedia Incorporated (b)..........................................................         325,937
   96,800  Mercury Interactive Corp (b).........................................................       1,331,000
   17,600  Objective Systems Integrator (b).....................................................         642,400
   11,200  Sapient Corporation (b)..............................................................         473,200
   37,200  Telephone and Data Systems, Inc......................................................       1,674,000
                                                                                                  --------------
                                                                                                      24,612,766
                                                                                                  --------------
Total common stocks
    (cost: $86,843,287).........................................................................     106,444,038
                                                                                                  --------------

              See accompanying notes to investments in securities.

SMALL COMPANY PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (19.0%)
$ 935,000  U.S. Treasury Bill...............................................       5.05%   07/11/96  $      933,545
3,280,000  U.S. Treasury Bills..............................................  5.12%-5.13%  08/15/96       3,258,746
1,300,000  U.S. Treasury Bills..............................................  5.19%-5.24%  09/19/96       1,284,834
2,005,000  American Home Products CP (d)....................................       5.46%   07/16/96       1,999,606
2,000,000  AT&T Corporation CP..............................................       5.38%   07/09/96       1,996,712
2,910,000  Baltimore Gas & Electric CP......................................       5.46%   07/24/96       2,898,693
1,000,000  Idaho Power Company CP...........................................       5.45%   07/15/96         997,459
1,755,000  Kimberly Clark CP................................................       5.47%   07/29/96       1,746,885
2,005,000  Monsanto Company CP (d)..........................................       5.43%   07/12/96       2,000,805
3,015,000  PHH Corporation CP...............................................       5.44%   07/23/96       3,003,736
4,746,558  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%.................       4,746,558
                                                                                                     --------------
           Total short-term securities (cost: $24,872,882).........................................      24,867,579
                                                                                                     --------------
           Total investments in securities (cost: $111,716,169) (e)................................  $  131,311,617
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Portfolio held 3.3% of net assets in foreign securities at June 30, 1996.
(d) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
American Home Products............................  06/13/96   $  2,000,224
Monsanto Company..................................  06/13/96      2,001,438
                                                               ------------
                                                               $  4,001,662
                                                               ------------
                                                               ------------

(e) At June 30, 1996, the cost of securities for federal income tax purposes was $111,735,947. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 22,840,543
Gross unrealized depreciation.....................    (3,264,873)
                                                    ------------
Net unrealized appreciation.......................  $ 19,575,670
                                                    ------------
                                                    ------------

MATURING GOVERNMENT BOND 1998 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (98.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (98.4%)
$  266,000  Federal National Mortgage Association Strip (b)..................  7.065%   05/22/98  $  236,413
   356,000  Federal National Mortgage Association Strip (b)..................  7.110%   11/22/98     305,864
   350,000  Federal National Mortgage Association Strip (b)..................  7.050%   05/22/99     290,409
   615,000  Federal Home Loan Bank Strip (b).................................  6.730%   08/25/98     537,528
   590,000  Financial Corporation Strip (b)..................................  6.620%   05/30/99     488,732
   500,000  Guaranteed Trust Certificates (b)................................  6.570%   11/15/98     430,949
   211,000  Guaranteed Trust Certificates (b)................................  7.075%   11/15/98     181,861
   900,000  Tennessee Valley Authority (b)...................................  6.720%   10/15/98     780,101
 1,000,215  Treasury Receipt (b).............................................  6.610%   05/15/99     833,758
 1,045,000  U.S. Treasury Strip (b)..........................................  6.505%   11/15/98     903,464
   120,000  U.S. Treasury Strip (b)..........................................  6.290%   11/15/98     103,723
                                                                                                  ----------
            Total long-term debt securities (cost: $5,062,366)..................................   5,092,802
                                                                                                  ----------
SHORT-TERM SECURITIES (.8%)
    40,383  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      40,383
                                                                                                  ----------
            Total short-term securities (cost: $40,383).........................................      40,383
                                                                                                  ----------
            Total investments in securities (cost: $5,102,749) (c)..............................  $5,133,185
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $5,102,749. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  30,436
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  30,436
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2002 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (96.0%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (96.0%)
$  525,000  Federal National Mortgage Association Strip (b)..................  7.600%   02/01/02  $  361,514
   500,000  Financial Corporation Strip (b)..................................  7.400%   06/27/02     334,040
 1,000,000  Government Trust Certificates (b)................................  7.300%   05/15/02     676,829
 1,150,000  Tennessee Valley Authority Strips (b)............................  7.400%   04/15/03     728,041
 1,003,750  Treasury Receipt (b).............................................  7.100%   08/15/02     669,591
   760,000  U.S. Treasury Strip (b)..........................................  6.970%   08/15/02     510,955
                                                                                                  ----------
            Total long-term debt securities (cost: $3,211,092)..................................   3,280,970
                                                                                                  ----------
SHORT-TERM SECURITIES (2.1%)
    71,808  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      71,807
                                                                                                  ----------
            Total short-term securities (cost: $71,807).........................................      71,807
                                                                                                  ----------
            Total investments in securities (cost: $3,282,899) (c)..............................  $3,352,777
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $3,282,899. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  69,878
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  69,878
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2006 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (95.3%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (95.3%)
$  810,000  Federal National Mortgage Association Strip (b)..................  7.620%   08/01/05  $  428,570
   921,000  Financial Corporation Strip (b)..................................  7.350%   09/07/07     412,303
   553,000  Government Trust Certificates (b)................................  7.440%   11/15/05     288,876
 1,000,000  Resolution Funding Corporation Strip (b).........................  7.460%   07/15/07     465,089
 1,000,020  Treasury Receipt (b).............................................  7.460%   02/15/07     477,218
   850,000  U.S. Treasury Strip (b)..........................................  7.355%   11/15/06     420,571
                                                                                                  ----------
            Total long-term debt securities (cost: $2,406,349)..................................   2,492,627
                                                                                                  ----------
SHORT-TERM SECURITIES (2.5%)
    66,022  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      66,022
                                                                                                  ----------
            Total short-term securities (cost: $66,022).........................................      66,022
                                                                                                  ----------
            Total investments in securities (cost: $2,472,371) (c)..............................  $2,558,649
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $2,472,371. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  86,278
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  86,278
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2010 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
PRINCIPAL                                                                                            VALUE(A)
----------                                                                                          ----------
LONG-TERM DEBT SECURITIES (92.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (92.4%)
$  500,000  Federal National Mortgage Association Strip (b)..................  7.700%     02/12/10  $  186,744
   500,000  Financial Corporation Strip (b)..................................  7.700%     06/06/11     166,000
   945,000  Financial Corporation Strip (b)..................................  7.920%     08/08/11     309,458
   132,000  Guaranteed Trust Certificates (b)................................  7.660%     05/15/10      48,886
   515,000  State of Israel, Zero Coupon (b).................................  8.265%     03/15/10     194,984
   350,000  Resolution Funding Corporation (b)...............................  7.590%     04/15/11     122,661
 1,075,000  U.S. Treasury Strip (b)..........................................  7.490%     08/15/11     374,249
   700,000  U.S. Treasury Strip (b)..........................................  7.045%     11/15/09     276,990
                                                                                                    ----------
            Total long-term debt securities (cost: $1,666,995)....................................   1,679,972
                                                                                                    ----------
SHORT-TERM SECURITIES (5.1%)
    53,611  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%..................      53,611
    40,000  U.S. Treasury Bill...............................................  5.190%     09/19/96      39,533
                                                                                                    ----------
            Total short-term securities (cost: $93,156)...........................................      93,144
                                                                                                    ----------
            Total investments in securities (cost: $1,760,151) (c)................................  $1,773,116
                                                                                                    ----------
                                                                                                    ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $1,760,151. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  63,799
Gross unrealized depreciation.....................    (50,834)
                                                    ---------
Net unrealized appreciation.......................  $  12,965
                                                    ---------
                                                    ---------

VALUE STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                          -------------
COMMON STOCKS (91.8%)
  CAPITAL GOODS (11.8%)
    Machinery (11.8%)
   32,300  ITT Hartford Group....................................................................  $   1,719,975
   71,001  ITT Industries........................................................................      1,783,900
   49,600  Parker Hannifin Corporation...........................................................      2,101,800
   56,599  United Dominion Industries............................................................      1,301,777
                                                                                                   -------------
                                                                                                       6,907,452
                                                                                                   -------------
  CONSUMER GOODS AND SERVICES (24.1%)
    Consumer Goods (2.1%)
   24,500  Harcourt General, Inc.................................................................      1,225,000
                                                                                                   -------------
    Consumer Services (3.7%)
   50,900  Bowne & Company, Incorporated.........................................................      1,049,813
   15,700  Knight-Ridder, Inc....................................................................      1,138,250
                                                                                                   -------------
                                                                                                       2,188,063
                                                                                                   -------------
    Food (1.9%)
   28,200  Kroger Company (b)....................................................................      1,113,900
                                                                                                   -------------
    Retail (11.8%)
   40,899  American Stores Company...............................................................      1,687,084
   80,400  Federated Department Stores (b).......................................................      2,743,650
   61,700  Melville Corporation..................................................................      2,498,850
                                                                                                   -------------
                                                                                                       6,929,584
                                                                                                   -------------
    Consumer Cyclicals (4.6%)
   44,800  Ford Motor............................................................................      1,450,400
   28,500  Owens Corning.........................................................................      1,225,500
                                                                                                   -------------
                                                                                                       2,675,900
                                                                                                   -------------
  CREDIT SENSITIVE ( 19.2%)
    Finance (15.8%)
   27,300  American Express Company..............................................................      1,218,263
   25,099  Beneficial Corporation................................................................      1,408,681
   61,768  Everest Reinsurance Holdings, Incorporated............................................      1,598,247
   40,400  First Chicago Corporation.............................................................      1,580,650
   55,800  PNC Bank Corp.........................................................................      1,660,050
   63,200  TIG Holdings Inc......................................................................      1,832,800
                                                                                                   -------------
                                                                                                       9,298,691
                                                                                                   -------------
    Utilities (3.4%)
   68,100  Central & Southwest Corporation.......................................................      1,974,900
                                                                                                   -------------
  INTERMEDIATE GOODS AND SERVICES (29.2%)
    Energy (18.6%)
   34,200  Amerada Hess Corporation..............................................................      1,833,975

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                          -------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
   46,608  Columbia Gas System, Inc..............................................................  $   2,429,442
   84,776  El Paso Natural Gas Company...........................................................      3,263,876
   44,600  Unocal Corporation....................................................................      1,505,250
   33,700  USX--Marathon Group...................................................................        678,213
   55,700  YPF Sociedad Anonima (c)..............................................................      1,253,250
                                                                                                   -------------
                                                                                                      10,964,006
                                                                                                   -------------
    Materials (6.6%)
   44,500  Century Aluminum Company (b)..........................................................        700,875
   24,900  Citation Corporation (b)..............................................................        298,800
    4,900  Cytec Industries Inc (b)..............................................................        418,950
    9,335  Fort Howard Corporation (b)...........................................................        185,533
   17,738  Kimberly-Clark Corporation............................................................      1,370,260
   76,999  Sterling Chemicals (b)................................................................        895,113
                                                                                                   -------------
                                                                                                       3,869,531
                                                                                                   -------------
    Transportation (4.0%)
   15,400  Burlington Northern Santa Fe..........................................................      1,245,475
   41,300  Teekay Shipping Corporation (c).......................................................      1,089,287
                                                                                                   -------------
                                                                                                       2,334,762
                                                                                                   -------------
  TECHNOLOGY (7.5%)
   15,200  International Business Machines Corporation...........................................      1,504,800
   64,600  Rohr Incorporated (b).................................................................      1,348,525
   28,800  Xerox Corporation.....................................................................      1,540,800
                                                                                                   -------------
                                                                                                       4,394,125
                                                                                                   -------------
Total common stocks
    (cost: $48,968,687)..........................................................................     53,875,914
                                                                                                   -------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (5.1%)
$1,183,322 Trust for Federal Securities--Federal Trust Fund, current rate 5.32%..................      1,183,322
1,660,000  U.S. Treasury Bills 5.10%-5.18% 08/15/96..............................................      1,649,243
  150,000  Toys R Us, Inc. CP 5.40% 07/08/96.....................................................        149,776
                                                                                                   -------------
Total short-term securities
    (cost: $2,982,478)...........................................................................      2,982,341
                                                                                                   -------------
Total investments in securities
    (cost: $51,951,165) (d)......................................................................  $  56,858,255
                                                                                                   -------------
                                                                                                   -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.0% of net assets in foreign securities as of June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $51,951,165. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 5,139,200
Gross unrealized depreciation.....................     (232,110)
                                                    -----------
Net unrealized appreciation.......................  $ 4,907,090
                                                    -----------
                                                    -----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1996

(UNAUDITED)

                                                                             MONEY            ASSET
                                          GROWTH            BOND            MARKET         ALLOCATION
                                        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      --------------    -------------    -------------    -------------
              ASSETS
Investments in securities, at
   market value--see accompanying
   schedules for detailed listing
   (identified cost: $184,042,650;
   $109,965,745; $42,884,492;
   $343,308,435; $70,393,897;
   $120,363,428; $144,830,949;
   $151,692,730; $111,716,169;
   $5,102,749; $3,282,899;
   $2,472,371; $1,760,151 and
   $51,951,165, respectively)......   $  230,105,085    $ 107,623,269    $  42,884,492    $ 374,460,938
Cash in bank on demand deposit.....            4,215               --              921               --
Receivable for Fund shares sold....          147,721           79,759          255,713          433,732
Receivable for investment
   securities sold.................        1,233,413        1,039,460               --        6,564,624
Dividends and accrued interest
   receivable......................          307,116        1,428,719            6,718        2,137,650
Receivable for refundable foreign
   income taxes withheld...........               --               --               --               --
                                      --------------    -------------    -------------    -------------
      Total assets.................      231,797,550      110,171,207       43,147,844      383,596,944
                                      --------------    -------------    -------------    -------------
            LIABILITIES
Payable to Minnesota Mutual........          100,559           46,763           21,872          168,322
Bank overdraft.....................               --          145,630               --          281,712
Dividends payable to
   shareholders....................               --               --           11,164               --
Payable for Fund shares
   repurchased.....................           58,297           46,365          111,272           88,349
Payable for investment securities
   purchased.......................        3,453,402           30,420               --        2,585,812
                                      --------------    -------------    -------------    -------------
      Total liabilities............        3,612,258          269,178          144,308        3,124,195
                                      --------------    -------------    -------------    -------------
Net assets applicable to
   outstanding capital stock.......   $  228,185,292    $ 109,902,029    $  43,003,536    $ 380,472,749
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........   $    1,030,160    $     901,928    $     430,035    $   2,168,817
    Additional paid-in capital.....      170,168,510      107,716,432       42,573,501      320,815,256
    Undistributed net investment
     income (loss).................          849,894        3,247,716               --        5,219,574
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................       10,074,293          378,429               --       21,116,599
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................       46,062,435       (2,342,476)              --       31,152,503
                                      --------------    -------------    -------------    -------------
      Total--representing net
       assets applicable to
       outstanding capital stock...   $  228,185,292    $ 109,902,029    $  43,003,536    $ 380,472,749
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------

Net asset value per share of
   outstanding capital stock.......   $        2.215    $       1.219    $       1.000    $       1.754
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------

See accompanying notes to financial statements.

                                         MORTGAGE                            CAPITAL        INTERNATIONAL        SMALL
                                        SECURITIES        INDEX 500       APPRECIATION          STOCK           COMPANY
                                         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                       -------------     ------------     -------------     -------------     ------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $184,042,650;
 $109,965,745; $42,884,492;
 $343,308,435; $70,393,897;
 $120,363,428; $144,830,949;
 $151,692,730; $111,716,169;
 $5,102,749; $3,282,899;
 $2,472,371; $1,760,151 and
 $51,951,165, respectively)........    $  70,156,881     $163,465,583     $191,725,591      $174,468,044      $131,311,617
Cash in bank on demand deposit.....               --            7,602           19,330            25,600            20,182
Receivable for Fund shares sold....           30,283          352,828          185,069           157,742           208,735
Receivable for investment
 securities sold...................           13,821          480,688        1,009,781                --           659,244
Dividends and accrued interest
 receivable........................          586,011          242,055           94,614           821,510            57,313
Receivable for refundable foreign
 income taxes withheld.............               --               --               --           205,229                --
                                       -------------     ------------     -------------     -------------     ------------
      Total assets.................       70,786,996      164,548,756      193,034,385       175,678,125       132,257,091
                                       -------------     ------------     -------------     -------------     ------------
            LIABILITIES
Payable to Minnesota Mutual........           35,442           55,837          142,234           105,494            85,457
Bank overdraft.....................          213,142               --               --                --                --
Dividends payable to
 shareholders......................               --               --               --                --                --
Payable for Fund shares
 repurchased.......................           35,014           42,146           75,092            47,474            36,073
Payable for investment securities
 purchased.........................           50,700        2,170,072               --             2,336         1,152,601
                                       -------------     ------------     -------------     -------------     ------------
      Total liabilities............          334,298        2,268,055          217,326           155,304         1,274,131
                                       -------------     ------------     -------------     -------------     ------------
Net assets applicable to
 outstanding capital stock.........    $  70,452,698     $162,280,701     $192,817,059      $175,522,821      $130,982,960
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........    $     625,947     $    746,942     $    826,035      $  1,212,871      $    775,316
    Additional paid-in capital.....       70,702,215      115,184,877      138,309,239       149,781,184       101,402,311
    Undistributed net investment
     income (loss).................        2,403,791        1,284,213          (74,419)        2,404,361           106,773
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................       (3,042,239)       1,962,514        6,861,562          (636,935)        9,103,112
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................         (237,016)      43,102,155       46,894,642        22,761,340        19,595,448
                                       -------------     ------------     -------------     -------------     ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $  70,452,698     $162,280,701     $192,817,059      $175,522,821      $130,982,960
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------

Net asset value per share of
 outstanding capital stock.........    $       1.126     $      2.173     $      2.334      $      1.447      $      1.689
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------

                                        MATURING         MATURING         MATURING         MATURING
                                       GOVERNMENT       GOVERNMENT       GOVERNMENT       GOVERNMENT          VALUE
                                        BOND 1998       BOND 2002        BOND 2006        BOND 2010           STOCK
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                       -----------     ------------     ------------     ------------     -------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $184,042,650;
 $109,965,745; $42,884,492;
 $343,308,435; $70,393,897;
 $120,363,428; $144,830,949;
 $151,692,730; $111,716,169;
 $5,102,749; $3,282,899;
 $2,472,371; $1,760,151 and
 $51,951,165, respectively)........    $5,133,185      $ 3,352,777      $ 2,558,649      $ 1,773,116      $ 56,858,255
Cash in bank on demand deposit.....            66           20,793            8,548            1,589             2,970
Receivable for Fund shares sold....        44,832           44,994           47,753           44,707           322,618
Receivable for investment
 securities sold...................            --               --               --               --         1,477,842
Dividends and accrued interest
 receivable........................           566              545              300              235            92,907
Receivable for refundable foreign
 income taxes withheld.............            --               --               --               --                --
                                       -----------     ------------     ------------     ------------     -------------
      Total assets.................     5,178,649        3,419,109        2,615,250        1,819,647        58,754,592
                                       -----------     ------------     ------------     ------------     -------------
            LIABILITIES
Payable to Minnesota Mutual........           835              539              811              548            38,317
Bank overdraft.....................            --               --               --               --                --
Dividends payable to
 shareholders......................            --               --               --               --                --
Payable for Fund shares
 repurchased.......................           197              159              121               79            14,935
Payable for investment securities
 purchased.........................            --               --               --               --                --
                                       -----------     ------------     ------------     ------------     -------------
      Total liabilities............         1,032              698              932              627            53,252
                                       -----------     ------------     ------------     ------------     -------------
Net assets applicable to
 outstanding capital stock.........    $5,177,617      $ 3,418,411      $ 2,614,318      $ 1,819,020      $ 58,701,340
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........    $   49,786      $    32,500      $    24,150      $    16,776      $    399,046
    Additional paid-in capital.....     4,940,727        3,219,015        2,433,097        1,732,727        49,746,663
    Undistributed net investment
     income (loss).................       154,963           99,989           79,239           48,086           248,330
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................         1,705           (2,971)          (8,446)           8,466         3,400,211
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................        30,436           69,878           86,278           12,965         4,907,090
                                       -----------     ------------     ------------     ------------     -------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $5,177,617      $ 3,418,411      $ 2,614,318      $ 1,819,020      $ 58,701,340
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------
Net asset value per share of
 outstanding capital stock.........    $    1.040      $     1.052      $     1.083      $     1.084      $      1.471
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------

MIMLIC SERIES FUND, INC.

STATEMENTS OF OPERATIONS

PERIOD FROM JANUARY 1, 1996 TO JUNE 30, 1996

(UNAUDITED)

                                                                    MONEY          ASSET
                                        GROWTH         BOND         MARKET       ALLOCATION
                                      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
                                     ------------   -----------   ----------    ------------
Investment income:
    Interest.......................  $    159,918   $ 3,538,763   $1,074,696    $  5,152,991
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............     1,274,709            --           --       1,049,409
                                     ------------   -----------   ----------    ------------
        Total investment income....     1,434,627     3,538,763    1,074,696       6,202,400
                                     ------------   -----------   ----------    ------------
Expenses (note 5):
    Investment advisory fee........       537,062       264,420      101,304         907,865
    Custodian fees.................         9,222         2,039        3,095          16,673
    Administrative service fee.....        10,800        10,800       10,800          10,800
    Auditing and accounting
     services......................         7,875         3,525        2,375          14,625
    Legal fees.....................           500           500          500             500
    Registration fees..............             9             9            9               9
    Printing and shareholder
     reports.......................        15,944         7,827        2,830          27,169
    Directors' fees................         1,682           851          366           2,890
    Insurance......................         1,639         1,076          515           2,294
                                     ------------   -----------   ----------    ------------
        Total expenses.............       584,733       291,047      121,794         982,825
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................            --            --           --              --
                                     ------------   -----------   ----------    ------------
        Total net expenses.........       584,733       291,047      121,794         982,825
                                     ------------   -----------   ----------    ------------
        Investment income
         (loss)--net...............       849,894     3,247,716      952,902       5,219,575
                                     ------------   -----------   ----------    ------------
Realized and unrealized gains
   (losses) on investments and
   foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......    10,217,228       437,303           --      21,222,980
        Foreign currency
         transactions..............            --            --           --              --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................    10,808,875    (5,915,614)          --      (5,740,973)
        Translation of assets and
         liabilities in foreign
         currencies................            --            --           --              --
                                     ------------   -----------   ----------    ------------
        Net gains (losses) on
         investments...............    21,026,103    (5,478,311)          --      15,482,007
                                     ------------   -----------   ----------    ------------
Net increase (decrease) in net
   assets resulting from
   operations......................  $ 21,875,997   $(2,230,595)  $  952,902    $ 20,701,582
                                     ------------   -----------   ----------    ------------
                                     ------------   -----------   ----------    ------------

See accompanying notes to financial statements.

                                                                                                                MATURING
                                      MORTGAGE                      CAPITAL      INTERNATIONAL      SMALL      GOVERNMENT
                                     SECURITIES     INDEX 500     APPRECIATION       STOCK         COMPANY     BOND 1998
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                     -----------   ------------   ------------   -------------   -----------   ----------
Investment income:
    Interest.......................  $ 2,605,817   $     26,133   $   184,591     $  570,593     $   450,817    $160,019
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............           --      1,573,422       476,225      2,853,533         119,065          --
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total investment income....    2,605,817      1,599,555       660,816      3,424,126         569,882     160,019
                                     -----------   ------------   ------------   -------------   -----------   ----------
Expenses (note 5):
    Investment advisory fee........      175,933        281,774       668,108        776,132         430,223       1,300
    Custodian fees.................        3,529          6,622         5,089        125,891          10,384       1,746
    Administrative service fee.....       10,800         10,800        10,800         10,800          10,800      10,800
    Auditing and accounting
     services......................        4,125          4,525         6,125         92,673           2,375       1,875
    Legal fees.....................          500            500           500            500             500         500
    Registration fees..............            9              9            71             13               9           9
    Printing and shareholder
     reports.......................        5,617          9,029        41,737         11,207           7,057         496
    Directors' fees................          595            977         1,420          1,227             820          64
    Insurance......................          918          1,103         1,385          1,321             941         233
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total expenses.............      202,026        315,339       735,235      1,019,764         463,109      17,023
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................           --             --            --             --              --     (11,967)
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total net expenses.........      202,026        315,339       735,235      1,019,764         463,109       5,056
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Investment income
         (loss)--net...............    2,403,791      1,284,216       (74,419)     2,404,362         106,773     154,963
                                     -----------   ------------   ------------   -------------   -----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......      248,260      2,135,056     6,875,499      1,378,283       9,104,860       1,705
        Foreign currency
         transactions..............           --             --            --        (52,205)             --          --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   (2,790,069)     9,565,315    11,740,411      9,072,793        (787,798)   (143,110)
        Translation of assets and
         liabilities in foreign
         currencies................           --             --            --         (8,650)             --          --
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Net gains (losses) on
         investments...............   (2,541,809)    11,700,371    18,615,910     10,390,221       8,317,062    (141,405)
                                     -----------   ------------   ------------   -------------   -----------   ----------
Net increase (decrease) in net
 assets resulting from
 operations........................  $  (138,018)  $ 12,984,587   $18,541,491     $12,794,583    $ 8,423,835    $ 13,558
                                     -----------   ------------   ------------   -------------   -----------   ----------
                                     -----------   ------------   ------------   -------------   -----------   ----------

                                      MATURING     MATURING     MATURING
                                     GOVERNMENT   GOVERNMENT   GOVERNMENT     VALUE
                                     BOND 2002    BOND 2006    BOND 2010      STOCK
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   ----------   ----------
Investment income:
    Interest.......................   $103,078     $ 84,212     $ 51,145    $   79,800
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............         --           --           --       355,771
                                     ----------   ----------   ----------   ----------
        Total investment income....    103,078       84,212       51,145       435,571
                                     ----------   ----------   ----------   ----------
Expenses (note 5):
    Investment advisory fee........        806        3,140        1,939       168,262
    Custodian fees.................      2,337        2,051        2,596         3,099
    Administrative service fee.....     10,800       10,800       10,800        10,800
    Auditing and accounting
     services......................      1,875        1,875        2,375         1,875
    Legal fees.....................        500          500          500           500
    Registration fees..............          9            9            9             9
    Printing and shareholder
     reports.......................        260          206          118         2,030
    Directors' fees................         29           23           15           259
    Insurance......................        229          183          179           407
                                     ----------   ----------   ----------   ----------
        Total expenses.............     16,845       18,787       18,531       187,241
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................    (13,756)     (13,814)     (15,472)           --
                                     ----------   ----------   ----------   ----------
        Total net expenses.........      3,089        4,973        3,059       187,241
                                     ----------   ----------   ----------   ----------
        Investment income
         (loss)--net...............     99,989       79,239       48,086       248,330
                                     ----------   ----------   ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......         --       (8,446)      23,831     3,420,946
        Foreign currency
         transactions..............         --           --           --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   (208,153)    (270,167)    (236,403)    1,729,289
        Translation of assets and
         liabilities in foreign
         currencies................         --           --           --            --
                                     ----------   ----------   ----------   ----------
        Net gains (losses) on
         investments...............   (208,153)    (278,613)    (212,572)    5,150,235
                                     ----------   ----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from
 operations........................   $(108,164)   $(199,374)   $(164,486)  $5,398,565
                                     ----------   ----------   ----------   ----------
                                     ----------   ----------   ----------   ----------

MIMLIC SERIES FUND, INC.

PERIOD FROM JANUARY 1, 1996 TO JUNE 30, 1996 AND YEAR ENDED DECEMBER 31, 1995

(UNAUDITED)

                                       MATURING                MATURING                MATURING                MATURING
                                   GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND
                                    1998 PORTFOLIO          2002 PORTFOLIO          2006 PORTFOLIO          2010 PORTFOLIO
                                ----------------------  ----------------------  ----------------------  ----------------------
                                   1996        1995        1996        1995        1996        1995        1996        1995
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Investment income--net......  $  154,963  $  271,760  $   99,989  $  187,782  $   79,239  $  143,024  $   48,086  $   76,072
  Net realized gains (losses)
   on investments.............       1,705       1,067          --       8,323      (8,446)      2,190      23,831      (2,181)
  Net change in unrealized
   appreciation or
   depreciation of
   investments................    (143,110)    359,251    (208,153)    446,613    (270,167)    504,542    (236,403)    334,118
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in
     net assets resulting from
     operations...............      13,558     632,078    (108,164)    642,718    (199,374)    649,756    (164,486)    408,009
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders
   from:
  Investment income--net......      (3,760)   (269,178)         --    (189,044)     (1,524)   (142,792)     (1,072)    (75,785)
  Tax return of capital.......          --          --          --      (6,040)         --          --          --          --
  Net realized gains..........          --      (1,067)         --          --      (2,190)         --          --          --
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.......      (3,760)   (270,245)         --    (195,084)     (3,714)   (142,792)     (1,072)    (75,785)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital share transactions
   (note 5):
  Proceeds from sales.........     636,351   2,803,879     601,180     862,286     351,126     539,818     885,347   1,121,319
  Shares issued as a result of
   reinvested distributions...       3,760     270,245          --     195,085       3,714     142,792       1,072      75,785
  Payments for redemption of
   shares.....................    (529,145) (1,780,820)   (124,031) (1,030,858)   (106,986)   (479,630)   (285,447) (1,216,768)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions...............     110,966   1,293,304     477,149      26,513     247,854     202,980     600,972     (19,664)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total increase in net
     assets...................     120,764   1,655,137     368,985     474,147      44,766     709,944     435,414     312,560
Net assets at beginning of
   period.....................   5,056,853   3,401,716   3,049,426   2,575,279   2,569,552   1,859,608   1,383,606   1,071,046
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period
   (including undistributed
   net investment income of
   $154,963 and $3,760 for
   Maturing Government Bond
   1998, $99,989 and $0 for
   Maturing Government Bond
   2002, $79,239 and $1,524
   for Maturing Government
   Bond 2006 $48,086 and
   $1,072 for Maturing
   Government Bond 2010 and
   $248,330 and $3,814 for
   Value Stock,
   respectively...............  $5,177,617  $5,056,853  $3,418,411  $3,049,426  $2,614,318  $2,569,552  $1,819,020  $1,383,606
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

                                      VALUE STOCK
                                       PORTFOLIO
                                ------------------------
                                   1996         1995
                                -----------  -----------
Operations:
  Investment income--net......  $   248,330  $   235,814
  Net realized gains (losses)
   on investments.............    3,420,946    1,761,136
  Net change in unrealized
   appreciation or
   depreciation of
   investments................    1,729,289    3,206,550
                                -----------  -----------
    Net increase (decrease) in
     net assets resulting from
     operations...............    5,398,565    5,203,500
                                -----------  -----------
Distributions to shareholders
   from:
  Investment income--net......       (3,814)    (233,111)
  Tax return of capital.......           --           --
  Net realized gains..........     (533,610)  (1,350,762)
                                -----------  -----------
    Total distributions.......     (537,424)  (1,583,873)
                                -----------  -----------
Capital share transactions
   (note 5):
  Proceeds from sales.........   25,878,911   20,708,752
  Shares issued as a result of
   reinvested distributions...      537,424    1,583,873
  Payments for redemption of
   shares.....................   (4,401,170)  (2,858,057)
                                -----------  -----------
Increase (decrease) in net
   assets from capital shares
   transactions...............   22,015,165   19,434,568
                                -----------  -----------
    Total increase in net
     assets...................   26,876,306   23,054,195
Net assets at beginning of
   period.....................   31,825,034    8,770,839
                                -----------  -----------
Net assets at end of period
   (including undistributed
   net investment income of
   $154,963 and $3,760 for
   Maturing Government Bond
   1998, $99,989 and $0 for
   Maturing Government Bond
   2002, $79,239 and $1,524
   for Maturing Government
   Bond 2006 $48,086 and
   $1,072 for Maturing
   Government Bond 2010 and
   $248,330 and $3,814 for
   Value Stock,
   respectively...............  $58,701,340  $31,825,034
                                -----------  -----------
                                -----------  -----------

See accompanying notes to financial statements.

MIMLIC SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1996
(UNAUDITED)

(1) ORGANIZATION
    MIMLIC Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company with a series of fourteen portfolios (Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock). The Fund accounts for the assets, liabilities and operations of each portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to The Minnesota Mutual Life Insurance Company's (Minnesota Mutual) separate accounts in connection with Minnesota Mutual variable contracts and policies.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liablities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities, with the exception of Money Market and International Stock, are valued at market. For International Stock, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

    Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

    International Stock also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Stock and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Stock is subject to the credit risk that the other party will not complete the obligations of the contract. At June 30, 1996, there were no outstanding contracts.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each portfolio within the Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

    For federal income tax purposes, the following Portfolios had capital loss carryovers at June 30, 1996, which, if not offset by subsequent capital gains, will expire December 31, 2004 through 2005. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired:

Mortgage Securities.................................................  $3,478,000
Maturing Government Bond 2002.......................................       3,000

    Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income (loss) or realized gains (losses) were recorded by the Fund.

  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income for Money Market are declared and reinvested daily in additional shares of capital stock. For portfolios other Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the period ended June 30, 1996, the cost of purchases and proceeds from sales of investment securities aggregated $110,457,314 and $97,019,000 respectively, for Money Market. For the other portfolios, the cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the period ended June 30, 1996 were as follows:

                                                      PURCHASES        SALES
                                                     ------------  -------------
Growth.............................................  $ 54,846,587  $  55,755,304
Bond...............................................    90,494,772     78,235,394
Asset Allocation...................................   225,978,251    220,576,130
Mortgage Securities................................    26,960,340     23,483,940
Index 500..........................................    40,820,842     13,590,614
Capital Appreciation...............................    61,669,036     57,645,660
International Stock................................    26,479,168      4,216,777
Small Company......................................    55,270,405     42,060,707
Maturing Government Bond 1998......................       266,519         69,520
Maturing Government Bond 2002......................       435,971             --
Maturing Government Bond 2006......................       435,666        147,984
Maturing Government Bond 2010......................       739,186        143,229
Value Stock........................................    41,981,108     20,905,648

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has entered into an investment advisory agreement with MIMLIC Asset Management Company (MIMLIC Management). Each portfolio of the Fund pays MIMLIC Management an annual fee, based on average daily net assets, in the following amounts:

PORTFOLIO                                            ANNUAL FEE
----------------------------------------  ---------------------------------
Growth..................................      %.50
Bond....................................      %.50
Money Market............................      %.50
Asset Allocation........................      %.50
Mortgage Securities.....................      %.50
Index 500...............................      %.40
Capital Appreciation....................      %.75
International Stock.....................     1.00% on the first $10 million
                                                   in net assets
                                              %.90 on the next $15 million
                                              %.80 on the next $25 million
                                              %.75 on the next $50 million
                                              %.65 thereafter
Small Company...........................      %.75
Maturing Government Bond 1998...........      %.05 until April 30, 1998 and
                                                   .25% thereafter
Maturing Government Bond 2002...........      %.05 until April 30, 1998 and
                                                   .25% thereafter
Maturing Government Bond 2006...........      %.25
Maturing Government Bond 2010...........      %.25
Value Stock.............................      %.75

    Under this agreement, MIMLIC Management manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel.

    For Capital Appreciation, MIMLIC Management has a sub-advisory agreement with Winslow Capital Management, Inc. (Winslow). On April 23, 1996, the shareholders of Capital Appreciation approved a new sub-advisory agreement between MIMLIC Management and Winslow. Under the new sub-advisory agreement, effective May 1, 1996, MIMLIC Management pays Winslow a fee equal to .375 percent of net assets of Capital Appreciation. Prior to May 1, 1996, MIMLIC Management paid Winslow a fee equal to .50 percent on the first $75 million in net assets and .45 percent of all net assets in excess of $75 million. For International Stock, MIMLIC Management has a sub-advisory agreement with Templeton Investment Counsel, Inc. From its advisory fee, MIMLIC Management pays Templeton Investment Counsel, Inc. a fee equal to .75 percent on the first $10 million in net assets, .65 percent on the next $15 million, .55 percent on the next $25 million, .50 percent on the next $50 million and .40 percent on the next $100 million and thereafter.

    The Fund bears certain other operating expenses including outside directors' fees, federal registration fees, printing and shareholder reports, legal, auditing, custodian fees, organizational costs and other miscellaneous expenses. Each portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific portfolio will be allocated based upon the proportionate net asset size of each portfolio. Minnesota Mutual directly incurs and pays these operating expenses relating to the Fund and the Fund in turn reimburses Minnesota Mutual. Minnesota Mutual has voluntarily agreed to absorb all fees and expenses for each portfolio that exceed various percentages of average daily net assets. During the period ended June 30, 1996, Minnesota Mutual voluntarily agreed to absorb $11,967, $13,756, $13,814, and $15,472 in expenses that were otherwise payable by Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006 and Maturing Government 2010, respectively.

    Each portfolio pays an administrative services fee to Minnesota Mutual for accounting, legal and other administrative services which Minnesota Mutual provides. Prior to May 1, 1996, the administrative services fee for each portfolio was $1,500 per month. Effective May 1, 1996, the administrative service fee for each portfolio is $2,400 per month.

(5) CAPITAL SHARE TRANSACTIONS
    Transactions in shares of portfolios for the period ended June 30, 1996 and the year ended December 31, 1995 were as follows:

                                                                         GROWTH                           BOND
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    10,053,518      15,942,741      16,090,016      19,917,487
Issued for reinvested distributions.........................     9,579,976       4,188,367       5,583,992       2,571,473
Redeemed....................................................    (7,889,460)    (13,194,015)     (7,325,589)    (11,200,741)
                                                              ------------    ------------    ------------    ------------
                                                                11,744,034       6,937,093      14,348,419      11,288,219
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                      MONEY MARKET                  ASSET ALLOCATION
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    36,662,606      36,994,812      24,972,856      37,854,023
Issued for reinvested distributions.........................       950,037       1,335,757      19,792,634       7,646,551
Redeemed....................................................   (24,775,487)    (31,221,058)    (18,967,386)    (33,295,460)
                                                              ------------    ------------    ------------    ------------
                                                                12,837,156       7,059,511      25,798,104      12,205,114
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                  MORTGAGE SECURITIES                  INDEX 500
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................     8,737,402      11,363,781      18,338,337      20,529,294
Issued for reinvested distributions.........................     4,096,652       3,873,396       1,471,728       1,340,030
Redeemed....................................................    (8,016,930)    (11,794,395)     (6,396,739)     (8,948,748)
                                                              ------------    ------------    ------------    ------------
                                                                 4,817,124       3,442,782      13,413,326      12,920,576
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                  CAPITAL APPRECIATION            INTERNATIONAL STOCK
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    12,602,121      21,549,468      25,511,807      34,352,552
Issued for reinvested distributions.........................     2,186,263       1,816,119       6,279,337              --
Redeemed....................................................    (7,873,074)    (11,636,441)    (10,315,147)    (21,587,691)
                                                              ------------    ------------    ------------    ------------
                                                                 6,915,310      11,729,146      21,475,993      12,764,861
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                                                MATURING GOVERNMENT BOND
                                                                     SMALL COMPANY                        1998
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    20,093,440      27,268,886         613,586       2,804,374
Issue for reinvested distributions..........................     1,522,019         681,476           3,671         261,002
Redeemed....................................................    (5,798,887)     (7,902,817)       (511,365)     (1,791,322)
                                                              ------------    ------------    ------------    ------------
                                                                15,816,572      20,047,545         105,892       1,274,054
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                MATURING GOVERNMENT BOND        MATURING GOVERNMENT BOND
                                                                          2002                            2006
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................       569,956         819,908         319,725         493,557
Issue for reinvested distributions..........................            --         179,675           3,497         122,592
Redeemed....................................................      (116,052)       (966,191)        (97,437)       (441,900)
                                                              ------------    ------------    ------------    ------------
                                                                   453,904          33,392         225,785         174,249
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                MATURING GOVERNMENT BOND
                                                                          2010                        VALUE STOCK
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................       800,509       1,062,561      18,379,132      16,963,575
Issue for reinvested distributions..........................         1,015          63,051         385,410       1,227,850
Redeemed....................................................      (263,745)     (1,163,056)     (3,123,487)     (2,330,611)
                                                              ------------    ------------    ------------    ------------
                                                                   537,779         (37,444)     15,641,055      15,860,814
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

(6) ILLIQUID SECURITIES
    Each portfolio of the Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 1996, investments in securities of Growth, Bond, Asset Allocation, Mortgage Securities, International Stock and Small Company include issues that are illiquid. The aggregate values of illiquid securities held by Growth, Bond, Asset Allocation, Mortgage Securities, International Stock and Small Company at June 30, 1996 were $997,310, $7,306,894, $3,718,350, $4,045,000, $8,532,806 and
$4,000,411, respectively, which represent .4%, 6.7%, 1.0%, 5.7%, 4.9% and 3.1%
of net assets, respectively. Securities are valued by procedures described in note 2. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(7) FINANCIAL HIGHLIGHTS
    The following tables for each Portfolio show certain per share data for a share of capital stock outstanding during the periods and selected information for each period:

GROWTH PORTFOLIO

                                                     PERIOD FROM
                                                     JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                       1996 TO          --------------------------------------------------------
                                                    JUNE 30, 1996         1995        1994        1993        1992        1991
                                                  -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period............            $2.210        $1.866      $1.912      $1.889      $1.864      $1.391
                                                          -------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.......................             .008           .021        .019        .020        .026        .031
    Net gains or losses on securities (both
      realized and unrealized)..................             .211           .416       (.005)       .063        .060        .442
                                                          -------       --------    --------    --------    --------    --------
        Total from investment operations........             .219           .437        .014        .083        .086        .473
                                                          -------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income........            (.021)         (.020)      (.020)      (.027)      (.031)         --
    Distributions from capital gains............            (.193)         (.073)      (.040)      (.033)      (.030)         --
                                                          -------       --------    --------    --------    --------    --------
        Total distributions.....................            (.214)         (.093)      (.060)      (.060)      (.061)         --
                                                          -------       --------    --------    --------    --------    --------
Net asset value, end of period..................           $2.215         $2.210      $1.866      $1.912      $1.889      $1.864
                                                          -------       --------    --------    --------    --------    --------
                                                          -------       --------    --------    --------    --------    --------
Total return (a)................................             10.7%(b)       24.3%         .8%        4.7%        4.8%       34.1%
Net assets, end of period (in thousands)........   $      228,185       $201,678    $157,369    $125,745    $ 99,128    $ 75,518
Ratio of expenses to average daily net assets...              .55%(c)        .55%        .56%        .58%        .58%        .63%
Ratio of net investment income to average daily
  net assets....................................              .80%(c)       1.04%       1.22%       1.21%       1.72%       2.11%
Portfolio turnover rate (excluding short-term
  securities)...................................             26.3%          91.9%       42.0%       51.0%       22.4%       15.7%
Average commission rate on common stock
  transactions..................................           $.0842            N/A         N/A         N/A         N/A         N/A

--------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c)  Adjusted to an annual basis.

BOND PORTFOLIO

                                                       PERIOD FROM
                                                       JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                         1996 TO          --------------------------------------------------------
                                                      JUNE 30, 1996         1995        1994        1993        1992        1991
                                                    -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period..............            $1.332        $1.157      $1.300      $1.258      $1.264      $1.075
                                                            -------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.........................             .032           .074        .042        .051        .053        .078
    Net gains or losses on securities (both
      realized and unrealized)....................            (.062)          .147       (.100)       .074        .024        .111
                                                            -------       --------    --------    --------    --------    --------
        Total from investment operations..........            (.030)          .221       (.058)       .125        .077        .189
                                                            -------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income..........            (.070)         (.046)      (.052)      (.058)      (.069)         --
    Distributions from capital gains..............            (.013)            --       (.033)      (.025)      (.014)         --
                                                            -------       --------    --------    --------    --------    --------
        Total distributions.......................            (.083)         (.046)      (.085)      (.083)      (.083)         --
                                                            -------       --------    --------    --------    --------    --------
Net asset value, end of period....................           $1.219         $1.332      $1.157      $1.300      $1.258      $1.264
                                                            -------       --------    --------    --------    --------    --------
                                                            -------       --------    --------    --------    --------    --------
Total return (a)..................................             (2.2)%(b)      19.8%       (4.6)%      10.3%        6.7%       17.6%
Net assets, end of period (in thousands)..........   $      110,026       $101,045    $ 74,679    $ 43,927    $ 24,914    $ 13,088
Ratio of expenses to average daily net assets
  (c).............................................              .56%(d)        .58%        .61%        .64%        .65%        .65%
Ratio of net investment income to average daily
  net assets (c)..................................             6.24%(d)       6.57%       6.12%       5.57%       6.56%       7.79%
Portfolio turnover rate (excluding short-term
  securities).....................................             79.5%         205.4%      166.2%      166.8%      140.2%       93.8%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $12,179 and $13,182 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .72% and .78%, respectively, and the ratio of net investment income to average daily net assets would have been 6.49% and 7.66%, respectively.
(d)  Adjusted to an annual basis.

MONEY MARKET PORTFOLIO

                                                        PERIOD FROM
                                                        JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                          1996 TO          --------------------------------------------------------
                                                       JUNE 30, 1996         1995        1994        1993        1992        1991
                                                     -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period...............           $1.000         $1.000      $1.000      $1.000      $1.000      $1.000
                                                              ------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income..........................             .024           .053        .036        .027        .032        .053
                                                              ------       --------    --------    --------    --------    --------
        Total from investment operations...........             .024           .053        .036        .027        .032        .053
                                                              ------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income...........            (.024)         (.053)      (.036)      (.027)      (.032)      (.053)
                                                              ------       --------    --------    --------    --------    --------
        Total distributions........................            (.024)         (.053)      (.036)      (.027)      (.032)      (.053)
                                                              ------       --------    --------    --------    --------    --------
Net asset value, end of period.....................           $1.000         $1.000      $1.000      $1.000      $1.000      $1.000
                                                              ------       --------    --------    --------    --------    --------
                                                              ------       --------    --------    --------    --------    --------
Total return (a)...................................              2.4%(b)        5.4%        4.2%        2.7%        3.2%        5.4%
Net assets, end of period (in thousands)...........   $       43,004       $ 30,166    $ 23,107    $ 18,423    $ 13,591    $ 12,834
Ratio of expenses to average daily net assets
  (c)..............................................              .61%(d)        .64%        .65%        .65%        .65%        .65%
Ratio of net investment income to average daily net
  assets (c).......................................             4.78%(d)       5.29%       3.71%       2.65%       3.17%       5.26%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $13,734, $23,714, $20,913 and $22,877 in expenses for the years ended December 31, 1994, 1993, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72%, .81%, .80%, and 85%, respectively, and the ratio of net investment income to average daily net assets would have been 3.64%, 2.49%, 3.02% and 5.06%, respectively.
(d)  Adjusted to an annual basis.

ASSET ALLOCATION PORTFOLIO

                                          PERIOD FROM
                                           JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                            1996 TO         -----------------------------------------------------------------
                                         JUNE 30, 1996        1995          1994          1993          1992          1991
                                         --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period...        $1.826         $1.524        $1.589        $1.574        $1.558        $1.209
                                               -------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income..............           .023          .061          .047          .030          .034          .047
    Net gains or losses on securities
     (both realized and unrealized)....           .074          .308         (.069)         .066          .070          .302
                                               -------      ---------     ---------     ---------     ---------     ---------
        Total from investment
         operations....................           .097          .369         (.022)         .096          .104          .349
                                               -------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment
     income............................          (.060)        (.049)        (.033)        (.037)        (.041)           --
    Distributions from capital gains...          (.109)        (.018)        (.010)        (.044)        (.047)           --
                                               -------      ---------     ---------     ---------     ---------     ---------
        Total distributions............          (.169)        (.067)        (.043)        (.081)        (.088)           --
                                               -------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period.........         $1.754        $1.826        $1.524        $1.589        $1.574        $1.558
                                               -------      ---------     ---------     ---------     ---------     ---------
                                               -------      ---------     ---------     ---------     ---------     ---------
Total return (a).......................            5.8%(b)      25.0%         (1.4)%         6.5%          7.3%         28.9%
Net assets, end of period (in
  thousands)...........................  $     380,473      $349,010      $272,629      $250,011      $150,998      $ 68,592
Ratio of expenses to average daily net
  assets...............................            .54%(c)       .55%          .56%          .57%          .60%          .62%
Ratio of net investment income to
  average daily net assets.............           2.89%(c)      3.75%         3.31%         2.63%         3.68%         4.50%
Portfolio turnover rate (excluding
  short-term securities)...............           66.6%        157.0%        123.6%         85.7%        106.5%         78.6%
Average commission rate on common stock
  transactions.........................         $.0717           N/A           N/A           N/A           N/A           N/A

------------------------
(a) Total return figures are based on a share of outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c)  Adjusted to an annual basis.

MORTGAGE SECURITIES PORTFOLIO

                                              PERIOD FROM
                                               JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                                1996 TO         -----------------------------------------------------------------
                                             JUNE 30, 1996        1995          1994          1993          1992          1991
                                             --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period.......        $1.207         $1.098        $1.218        $1.185        $1.196        $1.029
                                                    ------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income..................           .038          .081          .074          .054          .045          .069
    Net gains or losses on securities (both
     realized and unrealized)..............          (.042)         .107         (.115)         .052          .024          .098
                                                    ------      ---------     ---------     ---------     ---------     ---------
        Total from investment operations...          (.004)         .188         (.041)         .106          .069          .167
                                                    ------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment income...          (.077)        (.079)        (.054)        (.055)        (.056)           --
    Distributions from capital gains.......             --            --         (.025)        (.018)        (.024)           --
                                                    ------      ---------     ---------     ---------     ---------     ---------
        Total distributions................          (.077)        (.079)        (.079)        (.073)        (.080)           --
                                                    ------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period.............         $1.126        $1.207        $1.098        $1.218        $1.185        $1.196
                                                    ------      ---------     ---------     ---------     ---------     ---------
                                                    ------      ---------     ---------     ---------     ---------     ---------
Total return (a)...........................            (.2)%(b)     18.0%         (3.4)%         9.3%          6.4%         16.3%
Net assets, end of period (in thousands)...  $      70,453      $ 69,746      $ 59,666      $ 63,902      $ 37,011      $ 16,520
Ratio of expenses to average daily net
  assets (c)...............................            .58%(d)       .58%          .60%          .63%          .65%          .65%
Ratio of net investment income to average
  daily net assets (c).....................           6.92%(d)      7.09%         6.55%         5.87%         6.64%         8.02%
Portfolio turnover rate (excluding
  short-term securities)...................           34.8%        133.7%        197.3%        138.4%         96.2%        112.0%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $10,341 and $16,372 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .69% and .79%, respectively, and the ratio of net investment income to average daily net assets would have been 6.60% and 7.88%, respectively.
(d)  Adjusted to an annual basis.

INDEX 500 PORTFOLIO

                                             PERIOD FROM
                                              JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                               1996 TO         -----------------------------------------------------------------
                                            JUNE 31, 1996        1995          1994          1993          1992          1991
                                            --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period......        $2.023         $1.518        $1.532        $1.428        $1.454        $1.120
                                                  -------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income.................           .014          .031          .029          .026          .024          .034
    Net gains or losses on securities
     (both realized and unrealized).......           .180          .517         (.012)         .110          .073          .300
                                                  -------      ---------     ---------     ---------     ---------     ---------
        Total from investment operations..           .194          .548          .017          .136          .097          .334
                                                  -------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment income..          (.029)        (.031)        (.026)        (.025)        (.032)           --
    Distributions from capital gains......          (.015)        (.012)        (.005)        (.007)        (.091)           --
                                                  -------      ---------     ---------     ---------     ---------     ---------
        Total distributions...............          (.044)        (.043)        (.031)        (.032)        (.123)           --
                                                  -------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............         $2.173        $2.023        $1.518        $1.532        $1.428        $1.454
                                                  -------      ---------     ---------     ---------     ---------     ---------
                                                  -------      ---------     ---------     ---------     ---------     ---------
Total return (a)..........................            9.7%(b)      36.8%          1.2%          9.8%          7.4%         29.8%
Net assets, end of period (in
  thousands)..............................  $     162,281      $123,999      $ 73,432      $ 56,209      $ 35,620      $ 20,999
Ratio of expenses to average daily net
  assets (c)..............................            .44%(d)       .47%          .50%          .55%          .55%          .55%
Ratio of net investment income to average
  daily net assets (c)....................           1.81%(d)      2.08%         2.34%         2.27%         2.42%         2.70%
Portfolio turnover rate (excluding
  short-term securities)..................            9.5%          4.8%          5.9%          4.8%          6.1%         26.4%
Average commission rate on common stock
  transaction.............................         $.0394           N/A           N/A           N/A           N/A           N/A

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $7,228 and $13,123 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .58% and .62%, respectively, and the ratio of net investment income to average daily net assets would have been 2.39% and 2.63%, respectively.
(d)  Adjusted to an annual basis.

CAPITAL APPRECIATION PORTFOLIO

                                             PERIOD FROM
                                             JANUARY 1,                       YEAR ENDED DECEMBER 31,
                                               1996 TO          ----------------------------------------------------
                                            JUNE 30, 1996         1995       1994       1993      1992(A)     1991
                                          -----------------     --------    -------    -------    -------    -------
Net asset value, beginning of period....            $2.160        $1.808     $1.797     $1.682     $1.684     $1.198
                                                  -------       --------    -------    -------    -------    -------
Income from investment operations:
    Net investment income (loss)........            (.001)         (.003)        --       .001       .004       .009
    Net gains or losses on securities
     (both realized and unrealized).....             .236           .406       .039       .167       .078       .488
                                                  -------       --------    -------    -------    -------    -------
        Total from investment
         operations.....................             .235           .403       .039       .168       .082       .497
                                                  -------       --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment
     income.............................               --             --      (.002)     (.005)     (.009)     (.003)
    Distributions from capital gains....            (.061)         (.051)     (.026)     (.048)     (.075)     (.008)
                                                  -------       --------    -------    -------    -------    -------
        Total distributions.............            (.061)         (.051)     (.028)     (.053)     (.084)     (.011)
                                                  -------       --------    -------    -------    -------    -------
Net asset value, end of period..........           $2.334         $2.160     $1.808     $1.797     $1.682     $1.684
                                                  -------       --------    -------    -------    -------    -------
                                                  -------       --------    -------    -------    -------    -------
Total return (b)........................             11.1%(c)       22.8%       2.3%      10.4%       5.0%      41.8%
Net assets, end of period (in
  thousands)............................   $      192,817       $163,520    $115,607   $84,840    $52,365    $23,822
Ratio of expenses to average daily net
  assets (d)............................              .83%(e)        .80%       .83%       .86%       .90%       .90%
Ratio of net investment income (loss) to
  average daily net assets (d)..........             (.08)%(e)      (.15)%     (.09)%      .12%       .42%       .92%
Portfolio turnover rate (excluding
  short-term securities)................             33.5%          51.1%      68.4%      95.9%     138.8%      70.5%
Average commission rate on common stock
  transactions..........................           $.0627            N/A        N/A        N/A        N/A        N/A

------------------------
(a) On October 1, 1992, the portfolio entered into a new sub-advisory agreement with Winslow Capital Management, Inc. to perform sub-advisory services for the portfolio. Prior to October 1, 1992, the portfolio had a sub-advisory agreement with Alliance Capital Management L.P. for sub-advisory services.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Minnesota Mutual voluntarily absorbed $16,612 and $15,552 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .94% and 1.00%, respectively, and the ratio of net investment income to average daily net asset would have been .38% and .82%, respectively.
(e)  Adjusted to an annual basis.

INTERNATIONAL STOCK PORTFOLIO

                                             PERIOD FROM
                                           JANUARY 1, 1996           YEAR ENDED DECEMBER 31,          PERIOD FROM MAY 1,
                                                 TO              --------------------------------      1992 TO DECEMBER
                                            JUNE 30, 1996          1995        1994        1993          31, 1992(A)
                                          -----------------      --------     -------     -------     ------------------
Net asset value, beginning of period....           $1.410          $1.235      $1.310       $.919                $1.000
                                                  -------        --------     -------     -------              ------
Income from investment operations:
    Net investment income...............             .016            .033        .011        .016                .010
    Net gains or losses on securities
     (both realized and unrealized).....             .102            .142       (.015)       .389               (.077)
                                                  -------        --------     -------     -------              ------
        Total from investment
         operations.....................             .118            .175       (.004)       .405               (.067)
                                                  -------        --------     -------     -------              ------
Less distributions:
    Dividends from net investment
     income.............................            (.039)             --       (.029)      (.007)              (.010)
    Excess distributions of net
     investment income..................               --              --          --          --               (.002)
    Tax return of capital...............               --              --       (.001)         --                  --
    Distributions from capital gains....            (.042)             --       (.041)      (.007)                 --
    Excess distributions of net realized
     gains..............................               --              --          --          --               (.002)
                                                  -------        --------     -------     -------              ------
        Total distributions.............            (.081)             --       (.071)      (.014)              (.014)
                                                  -------        --------     -------     -------              ------
Net asset value, end of period..........           $1.447          $1.410      $1.235      $1.310               $.919
                                                  -------        --------     -------     -------              ------
                                                  -------        --------     -------     -------              ------
Total return (b)........................              8.5%(c)        14.2%        (.3)%      44.2%               (6.8)%(e)
Net assets, end of period (in
  thousands)............................   $      175,523        $140,770     $107,490    $61,106       $      17,401
Ratio of expenses to average daily net
  assets (d)............................             1.28%(f)        1.04%       1.24%       1.55%               2.00%(f)
Ratio of net investment income to
  average daily net assets (d)..........             3.01%(f)        2.69%       1.68%       1.04%               2.10%(f)
Portfolio turnover rate (excluding
  short-term securities)................              2.9%           20.3%       12.9%       12.7%               11.7%
Average commission rate on common stock
  transactions..........................           $.0160             N/A         N/A         N/A                 N/A

------------------------
(a) The inception of the portfolio was January 21, 1992. However, operations did not commence until May 1, 1992 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Minnesota Mutual voluntarily absorbed $8,450 in expenses for the period from May 1, 1992 to December 31, 1992. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.09% and the ratio of net investment income to average daily net assets would have been 2.01%.
(e) Total return presented for the period from May 1, 1992, commencement of operations, to December 31, 1992.
(f)  Adjusted to an annual basis.

SMALL COMPANY PORTFOLIO

                                             PERIOD FROM                    YEAR ENDED
                                           JANUARY 1, 1996                 DECEMBER 31,               PERIOD FROM MAY 3,
                                                  TO              ------------------------------       1993 TO DECEMBER
                                            JUNE 30, 1996             1995              1994             31, 1993(A)
                                          ------------------      ------------      ------------      ------------------
Net asset value, beginning of period....            $1.602              $1.226            $1.157                 $1.000
                                                   -------              ------            ------               ------
Income from investment operations:
    Net investment income...............              .001                .002              .002                   --
    Net gains or losses on securities
     (both realized and unrealized).....              .121                .392              .069                 .173
                                                   -------              ------            ------               ------
        Total from investment
         operations.....................              .122                .394              .071                 .173
                                                   -------              ------            ------               ------
Less distributions:
    Dividends from net investment
     income.............................                --               (.002)            (.002)                  --
    Distributions from net realized
     gains..............................             (.035)              (.016)               --                (.015)
    Excess distributions of net realized
     gains..............................                --                  --                --                (.001)
                                                   -------              ------            ------               ------
        Total distributions.............             (.035)              (.018)            (.002)               (.016)
                                                   -------              ------            ------               ------
Net asset value, end of period..........            $1.689              $1.602            $1.226               $1.157
                                                   -------              ------            ------               ------
                                                   -------              ------            ------               ------
Total return (b)........................               7.9%(c)            32.1%              6.2%                17.4%(d)
Net assets, end of period (in
  thousands)............................    $      130,983          $   98,895        $   51,105        $      13,043
Ratio of expenses to average daily net
  assets (e)............................               .81%(f)             .84%              .90%                 .90%(f)
Ratio of net investment income (loss) to
  average daily net assets (e)..........               .19%(f)             .15%              .24%                (.02)%(f)
Portfolio turnover rate (excluding
  short-term securities)................              42.7%               61.3%             28.1%                34.9%
Average commission rate on common stock
  transactions..........................            $.1171                 N/A               N/A                  N/A

------------------------
(a) The inception of the portfolio was January 26, 1993. However, operations did not commence until May 3, 1993 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 3, 1993, commencement of operations, to December 31, 1993.
(e) Minnesota Mutual voluntarily absorbed $9,532 and $30,330 in expenses for the year ended December 31, 1994 and the period from May 3, 1993 to December 31, 1993. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .92% and 1.58%, respectively and the ratio of net investment income (loss) to average daily net assets would have been .21% and (.70%), respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 1998 PORTFOLIO

                                                                                               PERIOD FROM
                                             PERIOD FROM                                       MAY 2, 1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.038                    $.945                     $.989
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .031                     .059                     .043
    Net gains or losses on securities
     (both realized and unrealized).....            (.028)                    .092                    (.043)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................             .003                     .151                       --
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.058)                   (.044)
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.001)                   (.058)                   (.044)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.040                   $1.038                    $.945
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................               .3%(c)                 16.0%                      .1%(d)
Net assets, end of period (in
  thousands)............................    $       5,178            $       5,057            $       3,402
Ratio of expenses to average daily net
  assets (e)............................              .20%(f)                  .20%                     .20%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.13%(f)                 6.22%                    6.45%(f)
Portfolio turnover rate (excluding
  short-term securities)................              1.4%                     9.0%                      --

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $11,967, $22,794 and $21,714 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average net assets would have been .67%, .72% and 1.12%, respectively, and the ratio of net investment income to average daily net assets would have been 5.66%, 5.70% and 5.53%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2002 PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.091                    $.932                     $.977
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............               --                     .072                     .047
    Net gains or losses on securities
     (both realized and unrealized).....            (.039)                    .161                    (.044)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.039)                    .233                     .003
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................               --                    (.072)                   (.048)
    Tax return of capital...............               --                    (.002)                      --
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............               --                    (.074)                   (.048)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.052                   $1.091                    $.932
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................             (3.6)%(c)                25.0%                      .3%(d)
Net assets, end of period (in
  thousands)............................    $       3,418            $       3,049            $       2,575
Ratio of expenses to average daily net
  assets (e)............................              .20%(f)                  .20%                     .20%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.48%(f)                 6.52%                    7.18%(f)
Portfolio turnover rate (excluding
  short-term securities)................               --                       --                     11.6%

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $13,756, $24,709 and $23,298 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.09%, 1.06% and 1.52%, respectively, and the ratio of net investment income to average daily net assets would have been 5.59%, 5.66% and 5.86%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                                                                               PERIOD FROM
                                             PERIOD FROM                                       MAY 2, 1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.174                    $.923                     $.970
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .033                     .069                     .047
    Net gains or losses on securities
     (both realized and unrealized).....            (.122)                    .251                    (.046)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.089)                    .320                     .001
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.069)                   (.048)
    Distributions from net realized
     gains..............................            (.001)                      --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.002)                   (.069)                   (.048)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.083                   $1.174                    $.923
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................             (7.6)%(c)                34.7%                      .1%(d)
Net assets, end of period (in
  thousands)............................    $       2,614            $       2,570            $       1,860
Ratio of expenses to average daily net
  assets (e)............................              .40%(f)                  .40%                     .40%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.37%(f)                 6.56%                    7.45%(f)
Portfolio turnover rate (excluding
  short-term securities)................              6.1%                    10.0%                      --

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $13,814, $25,199 and $24,803 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.51%, 1.56% and 2.37%, respectively, and the ratio of net investment income to average daily net assets would have been 5.26%, 5.40% and 5.48%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.214                    $.910                     $.962
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .028                     .070                     .049
    Net gains or losses on securities
     (both realized and unrealized).....            (.157)                    .304                    (.052)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.129)                    .374                    (.003)
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.070)                   (.049)
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.001)                   (.070)                   (.049)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.084                   $1.214                    $.910
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................            (10.6)%(c)                41.2%                     (.3)%(d)
Net assets, end of period (in
  thousands)............................    $       1,819            $       1,384            $       1,071
Ratio of expenses to average daily net
  assets (e)............................              .40%(f)                  .40%                     .40%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.29%(f)                 6.58%                    7.79%(f)
Portfolio turnover rate (excluding
  short-term securities)................             10.5%                      --                     14.5%

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $15,472, $26,308 and $25,888 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.42%, 2.68% and 4.01%, respectively, and the ratio of net investment income to average daily net assets would have been 4.27%, 4.30% and 4.18%, respectively.
(f)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....            $1.312                  $1.044                    $1.010
                                                   ------                   ------                    -----
Income from investment operations:
    Net investment income...............             .006                     .010                     .008
    Net gains or losses on securities
     (both realized and unrealized).....             .170                     .331                     .038
                                                   ------                   ------                    -----
        Total from investment
         operations.....................             .176                     .341                     .046
                                                   ------                   ------                    -----
Less distributions:
    Dividends from net investment
     income.............................               --                    (.010)                   (.009)
    Distributions from net realized
     gains..............................            (.017)                   (.063)                   (.003)
                                                   ------                   ------                    -----
        Total distributions.............            (.017)                   (.073)                   (.012)
                                                   ------                   ------                    -----
Net asset value, end of period..........           $1.471                   $1.312                   $1.044
                                                   ------                   ------                    -----
                                                   ------                   ------                    -----
Total return (b)........................             13.5%(c)                 33.0%                     4.6%(d)
Net assets, end of period (in
  thousands)............................    $      58,701            $      31,825            $       8,771
Ratio of expenses to average daily net
  assets (e)............................              .85%(f)                  .89%                     .90%(f)
Ratio of net investment income to
  average daily net assets (e)..........             1.12%(f)                 1.25%                    2.07%(f)
Portfolio turnover rate (excluding
  short-term securities)................             50.3%                   164.2%                    49.5%
Average commission rate on common stock
  transactions..........................           $.0793                      N/A                      N/A

------------------------
(a) The inception of the portfolio was January 18, 1994. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $11,610 and $22,503 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .95% and 1.56%, respectively, and the ratio of net investment income to average daily net assets would have been 1.19% and 1.41%, respectively.
(f)  Adjusted to an annual basis.

SHAREHOLDER VOTING RESULTS

    On April 23, 1996, a special shareholder meeting of the Capital Appreciation Portfolio was held. Shareholders of record on March 6, 1996, were entitled to vote on the proposal described below.

                                                                                    NUMBER OF SHARE VOTING
                                                                               --------------------------------
                                                                                  FOR       AGAINST    ABSTAIN
                                                                               ----------  ---------  ---------
(1)  To approve or disapprove a new Investment Sub-Advisor Agreement between
    MIMLIC Asset Management Company and Winslow Capital Management, Inc. with respect to investment sub-advisory services furnished on behalf of the
    Capital Appreciation Portfolio...........................................  67,979,215  1,304,342  7,442,420
                                                                               ----------  ---------  ---------
                                                                               ----------  ---------  ---------

                                   APPENDIX I


Rating of Bonds and Commercial Paper

    The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities law purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.


Rating of Bonds

Moody's

    Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's Investors Service, Inc. also applies numerical modifiers, 1, 2, and 3, in each of these generic rating classifications. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

    Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

    Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

    The Standard & Poor's Corporation applies indicators "+," no character, and "-" to the above rating categories. The indicators show relative standing within the major rating categories.


Rating of Commercial Paper

    Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top grades of Moody's and Standard & Poor's rating services.


Moody's

"P-1"

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

    1. Evaluation of the management of the issuer;

    2. Economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    3. Evaluation of the issuer's products in relation to competition and customer acceptance;

    4. Liquidity;

    5. Amount and quality of long-term debt;

    6. Trend of earnings over a period of ten years;

    7. Financial strength of a parent company and the relationships which exist with the issuer; and

    8. Recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Standard & Poor's

    A    Commercial paper issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

    A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C.  OTHER INFORMATION

                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) (i) Audited Financial Statements of the MIMLIC Series Fund, Inc. as of December 31, 1995, are included in Part B of this filing and consist of the following:

               (1)   Independent Auditors' Report - MIMLIC Series Fund, Inc.

               (2) Investments in Securities - MIMLIC Series Fund, Inc.; Growth Portfolio

               (3) Investments in Securities - MIMLIC Series Fund, Inc.; Bond Portfolio

               (4) Investments in Securities - MIMLIC Series Fund, Inc.; Money Market Portfolio

               (5) Investments in Securities - MIMLIC Series Fund, Inc.; Asset Allocation Portfolio

               (6) Investments in Securities - MIMLIC Series Fund, Inc.; Mortgage Securities Portfolio

               (7) Investments in Securities - MIMLIC Series Fund, Inc.; Index 500 Portfolio

               (8) Investments in Securities - MIMLIC Series Fund, Inc.; Capital Appreciation Portfolio

               (9) Investments in Securities - MIMLIC Series Fund, Inc.; International Stock Portfolio

               (10) Investments in Securities - MIMLIC Series Fund, Inc.; Small Company Portfolio

               (11) Investments in Securities - MIMLIC Series Fund, Inc.; Maturing Government Bond 1998 Portfolio

               (12) Investments in Securities - MIMLIC Series Fund, Inc.; Maturing Government Bond 2002 Portfolio

               (13) Investments in Securities - MIMLIC Series Fund, Inc.; Maturing Government Bond 2006 Portfolio

               (14) Investments in Securities - MIMLIC Series Fund, Inc.; Maturing Government Bond 2010 Portfolio

               (15) Investments in Securities - MIMLIC Series Fund, Inc.; Value Stock Portfolio

               (16) Statements of Assets and Liabilities - MIMLIC Series Fund, Inc.

               (17)  Statements of Operations - MIMLIC Series Fund, Inc.

               (18)  Statements of Changes in Net Assets - MIMLIC Series Fund,
                     Inc.

               (19)  Notes to Financial Statements - MIMLIC Series Fund, Inc.

     (a) (ii) Unaudited Financial Statements of the MIMLIC Series Fund, Inc. as of June 30, 1996, are included in Part B of this filing and consist of the following:

               (1)  Independent Auditors' Report - MIMLIC Series Fund, Inc.

               (2) Investments in Securities - MIMLIC Series Fund, Inc.; Growth Portfolio

               (3) Investments in Securities - MIMLIC Series Fund, Inc.; Bond Portfolio

               (4) Investments in Securities - MIMLIC Series Fund, Inc.; Money Market Portfolio

               (5) Investments in Securities - MIMLIC Series Fund, Inc.; Asset Allocation Portfolio

               (6) Investments in Securities - MIMLIC Series Fund, Inc.; Mortgage Securities Portfolio

               (7) Investments in Securities - MIMLIC Series Fund, Inc.; Index 500 Portfolio

               (8) Investments in Securities - MIMLIC Series Fund, Inc.; Capital Appreciation Portfolio

               (9) Investments in Securities - MIMLIC Series Fund, Inc.; International Stock Portfolio

               (10) Investments in Securities - MIMLIC Series Fund, Inc.; Small
                    Company Portfolio

               (11) Investments in Securities - MIMLIC Series Fund, Inc.;
                    Maturing Government Bond 1998 Portfolio

               (12) Investments in Securities - MIMLIC Series Fund, Inc.;
                    Maturing Government Bond 2002 Portfolio

               (13) Investments in Securities - MIMLIC Series Fund, Inc.;
                    Maturing Government Bond 2006 Portfolio

               (14) Investments in Securities - MIMLIC Series Fund, Inc.;
                    Maturing Government Bond 2010 Portfolio

               (15) Investments in Securities - MIMLIC Series Fund, Inc.;
                    Value Stock Portfolio

               (16) Statements of Assets and Liabilities - MIMLIC Series Fund,
                    Inc.

               (17) Statements of Operations - MIMLIC Series Fund, Inc.

               (18) Statements of Changes in Net Assets - MIMLIC Series Fund,
                    Inc.

               (19) Notes to Financial Statements - MIMLIC Series Fund, Inc.


     (b)  Exhibits:

               (1)  (A)       Articles of Incorporation - Previously filed as
                              Exhibit 24(b)(1)(A) to Registrant's Form N-1A,
                              File Number 2-96990, is hereby incorporated by reference.

                    (B) Articles of Amendment dated October 22, 1985 - Previously filed as Exhibit 24(b)(1)(B) to Registrant's Form N-1A, File Number 2-96990, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (C) Articles of Amendment dated April 28, 1987 - Previously filed as Exhibit 24(b)(1)(C) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (D) Articles of Amendment dated May 24, 1991 - Previously filed as Exhibit 24(b)(1)(C) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 9, is hereby incorporated by Reference.

               (2) Bylaws - Previously filed as Exhibit 24(b)(2) to Registrant's Form N-1A, File Number 2-96990, is hereby incorporated by reference.

               (5)  (A)       Form of Investment Advisory Agreement between
                              the Registrant and MIMLIC Asset Management
                              Company - Previously filed as Exhibit
                              24(b)(5)(A) to Registrant's Form N-1A, File
                              Number 2-96990, Post-Effective Amendment Number
                              1, is hereby incorporated by reference.

                    (B) Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company - Previously filed as Exhibit 24(b)(5)(B) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (C)  (i)  Prior Investment Sub-Advisory Agreement between
                              MIMLIC Asset Management Company and Winslow
                              Capital Management, Inc. - Previously filed as
                              Exhibit 24(b)(5)(C) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (C)  (ii) Current Investment Sub-Advisory Agreement
                              between MIMLIC Asset Management Company and
                              Winslow Capital Management, Inc.

                    (D) Second Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company - Previously filed as
                              Exhibit 24(b)(5)(D) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 9, is hereby incorporated by reference.

                    (E) Investment Sub-Advisory Agreement between MIMLIC Asset Management Company and Templeton Investment Counsel, Inc. - Previously filed as
                              Exhibit 24(b)(5)(E) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (F) Third Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company - Previously filed as
                              Exhibit 24(b)(5)(F) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (G) Fourth Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company - Previously filed as
                              Exhibit 24(b)(5)(G) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 11, is hereby incorporated by reference.

                    (H) Fifth Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company.

                    (I) Investment Sub-Advisory Agreement between MIMLIC Asset Management Company and Voyageur Fund Managers, Inc.

                    (J) Investment Sub-Advisory Agreement between Voyageur Fund Managers, Inc. and Lazard London International Investment Management, Limited.


               (8)  (A)  (i)  Form of Custodian Agreement between the
                              Registrant and First Trust National Association
                              - Previously filed as Exhibit 24(b)(8)(A) to
                              Registrant's N-1A, File Number 2-96990,
                              Post-Effective Amendment Number 10, is hereby incorporated by reference.


                    (A)  (ii) Amendment to Custodian Agreement between the
                              Registrant and First Trust National Association.

                    (B)  (i)  Form of Custodian Agreement between the
                              Registrant and Norwest Bank Minnesota, N.A. - Previously filed as Exhibit 24(b)(8)(B) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (B)  (ii) Amendment to the Custodian Agreement between
                              the Registrant and Norwest Bank Minnesota, N.A.
                              - Previously filed as Exhibit 24(b)(8)(B)(ii) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (C) Form of Custodian Agreement between the Registrant and Bankers Trust Company - Previously filed as Exhibit 24(b)(8)(C) to Registrant's N-1A, File Number 2-96990, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (9) Form of Service Agreement between MIMLIC Asset Management Company and Wilshire Associates - Previously filed as
                    Exhibit 24(b)(9) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (10) Opinion and Consents

                    (A) Opinion and Consent of Doherty, Rumble & Butler P.A.-Previously filed as Exhibit 24(b)(10)(A) to Registrant's Form N-1A, File Number 2-96990, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (11) Consent of KPMG Peat Marwick LLP.

               (13) Form of Letter of Investment Intent - Previously filed as
                    Exhibit 24(b)(13) to Registrant's Form N-1A, File Number 2-96990, Pre-Effective Amendment Number 1, shall be incorporated by reference.

               (16) Schedules for Computation of Performance Quotation

                    (A) Growth Portfolio (formerly the "Stock" Portfolio) Performance Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (B) Bond Portfolio Performance Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (C)       Money Market Portfolio Performance
                              Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (D) Asset Allocation Portfolio (formerly the "Managed" Portfolio) Performance Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (E) Mortgage Securities Portfolio Performance Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (F) Index 500 Portfolio (formerly the "Index" Portfolio) Performance Calculations, previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (G) Capital Appreciation Portfolio (formerly the "Aggressive Growth" Portfolio) Performance Calculations - Previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 7, shall be incorporated by reference.

                    (H) International Stock Portfolio Performance Calculations - Previously filed as this Exhibit to Registrant's Form N-1A, File Number 2-96990, Post-Effective

                              Amendment Number 10, shall be incorporated by reference.

                    (I)       Small Company Portfolio Performance
                              Calculations - Previously filed as Exhibit
                              24(b)(16)(I) to Registrant's Form N-1A, File
                              Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (J)       Value Stock Portfolio Performance Calculations
                              - Previously filed as Exhibit 24(b)(16)(J) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (K) Maturing Government Bond - 1998 Portfolio Performance Calculations - Previously filed as
                              Exhibit 24(b)(16)(K) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (L) Maturing Government Bond - 2002 Portfolio Performance Calculations - Previously filed as
                              Exhibit 24(b)(16)(L) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (M) Maturing Government Bond - 2006 Portfolio Performance Calculations - Previously filed as
                              Exhibit 24(b)(16)(M) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                    (N) Maturing Government Bond - 2010 Portfolio Performance Calculations - Previously filed as
                              Exhibit 24(b)(16)(N) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 12, is hereby incorporated by reference.

               (17) (A)  Financial Data Schedule - Growth Portfolio.

               (17) (B)  Financial Data Schedule - Bond Portfolio.

               (17) (C)  Financial Data Schedule - Money Market Portfolio.

               (17) (D)  Financial Data Schedule - Asset Allocation Portfolio.

               (17) (E)  Financial Data Schedule - Mortgage Securities
                         Portfolio.

               (17) (F)  Financial Data Schedule - Index 500 Portfolio.

               (17) (G)  Financial Data Schedule - Capital Appreciation
                         Portfolio.

               (17) (H)  Financial Data Schedule - International Stock
                         Portfolio.

               (17) (I)  Financial Data Schedule - Small Company Portfolio.

               (17) (J)  Financial Data Schedule - Value Stock Portfolio.

               (17) (K) Financial Data Schedule - Maturing Government Bond - 1998 Portfolio.

               (17) (L) Financial Data Schedule - Maturing Government Bond - 2002 Portfolio.


               (17) (M) Financial Data Schedule - Maturing Government Bond - 2006 Portfolio.


               (17) (N) Financial Data Schedule - Maturing Government Bond - 2010 Portfolio.


               (17) (O)  Financial Data Schedule - Unaudited - Growth Portfolio.


               (17) (P)  Financial Data Schedule - Unaudited - Bond Portfolio.


               (17) (Q) Financial Data Schedule - Unaudited - Money Market Portfolio.


               (17) (R) Financial Data Schedule - Unaudited - Asset Allocation Portfolio.


               (17) (S) Financial Data Schedule - Unaudited - Mortgage Securities Portfolio.


               (17) (T)  Financial Data Schedule - Unaudited - Index 500
                         Portfolio.


               (17) (U) Financial Data Schedule - Unaudited - Capital Appreciation Portfolio.


               (17) (V) Financial Data Schedule - Unaudited - International Stock Portfolio.


               (17) (W) Financial Data Schedule - Unaudited - Small Company Portfolio.


               (17) (X) Financial Data Schedule - Unaudited - Value Stock Portfolio.


               (17) (Y) Financial Data Schedule - Unaudited - Maturing Government Bond - 1998 Portfolio.


               (17) (Z) Financial Data Schedule - Unaudited - Maturing Government Bond - 2002 Portfolio.


               (17) (AA) Financial Data Schedule - Unaudited - Maturing
                         Government Bond - 2006 Portfolio.


               (17) (BB) Financial Data Schedule - Unaudited - Maturing
                         Government Bond - 2010 Portfolio.


               (19) Power of Attorney to sign Registration Statement executed by Directors of Registrant


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:


          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Minnesota Fire and Casualty Company
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.


Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company:

          MIMLIC Series Fund, Inc.

Wholly-owned subsidiaries of MIMLIC Asset Management Company:


          MIMLIC Sales Corporation
          Advantus Capital Management, Inc.


Wholly-owned subsidiaries of Advantus Capital Management, Inc.:

          Advantus Venture Fund, Inc.
          Advantus Index 500 Fund, Inc.



Wholly-owned subsidiaries of MIMLIC Corporation:


          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation
          HomePlus Agency, Inc.


Wholly-owned subsidiaries of Enterprise Holding Corporation:


          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation
          National Association of Religious Professionals, Inc.


Wholly-owned subsidiary of Minnesota Fire and Casualty Company:


          HomePlus Insurance Company

Majority-owned subsidiaries of MIMLIC Imperial Corporation:


          J. H. Shoemaker Advisory Corporation
          Consolidated Capital Advisors, Inc.


Majority-owned subsidiary of MIMLIC Sales Corporation:

          MIMLIC Insurance Agency of Ohio, Inc.


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.



Majority-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

                   Advantus Money Market Fund, Inc.


Less than 25% owned subsidiaries of The Minnesota Mutual Life Insurance Company:


          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.


          Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

          As of the date of filing of this amendment to the Registration
Statement:

                                                        Number of
          Title of Class                              Record Holders
          --------------                              --------------

          Growth Portfolio                                  7
          Bond Portfolio                                    7
          Money Market Portfolio                            7
          Asset Allocation Portfolio                        7
          Mortgage Securities Portfolio                     7
          Index 500 Portfolio                               7
          Capital Appreciation Portfolio                    5
          International Stock Portfolio                     6
          Small Company Portfolio                           7
          Value Stock Portfolio                             6
          Maturing Government Bond - 1998 Portfolio         4
          Maturing Government Bond - 2002 Portfolio         4

          Maturing Government Bond - 2006 Portfolio         4
          Maturing Government Bond - 2010 Portfolio         4


ITEM 27.  INDEMNIFICATION

          The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted, or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and the Registrant will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  MIMLIC Asset Management Company

Directors and Officers      Office with
of Investment Adviser    Investment Adviser      Other Business Connections
----------------------   ------------------      --------------------------

Paul H. Gooding          President, Treasurer    President, Secretary and
                         and Director            Director, MIMLIC Corporation;
                                                 Director, MIMLIC Imperial
                                                 Corporation; Director, MIMLIC
                                                 Venture Corporation; Vice
                                                 President and Director, MIMLIC
                                                 Funding, Inc.; Vice President
                                                 and Director,

                                                 Robert Street Energy, Inc.;
                                                 Vice President, Director,
                                                 Personal Finance Company; Vice
                                                 President and Treasurer, The
                                                 Minnesota Mutual Life Insurance
                                                 Company; President and
                                                 Director, Advantus Capital
                                                 Management, Inc.






Guy M. de Lambert        Vice President,         President and Director,
                         Secretary and           MIMLIC Venture Corporation;
                         Director                Vice President, MIMLIC Funding,
                                                 Inc.; President and Secretary,
                                                 Robert Street Energy, Inc.;
                                                 President and Director,
                                                 Wedgewood Valley Golf, Inc.;
                                                 Second Vice President, The
                                                 Minnesota Mutual Life Insurance
                                                 Company

Frederick P. Feuerherm   Vice President,         Vice President, MIMLIC
                         Assistant Secretary     Funding, Inc.; Second Vice
                         and Director            President, The Minnesota Mutual
                                                 Life Insurance Company


Alan J. Notvik           Vice President and      President and Director,
                         Assistant Secretary     MIMLIC Funding, Inc.; Second
                                                 Vice President, The Minnesota
                                                 Mutual Life Insurance Company

James P. Tatera          Vice President and      Vice President, MIMLIC
                         Assistant Secretary     Funding, Inc.; Second Vice
                                                 President, The Minnesota Mutual
                                                 Life Insurance Company; Senior
                                                 Vice President, Treasurer and
                                                 Director, Advantus Capital
                                                 Management, Inc.

Loren Haugland           Vice President          None

Lynne Mills              Vice President          Vice President, Robert Street
                                                 Energy, Inc.; Second Vice
                                                 President, The Minnesota Mutual
                                                 Life Insurance Company

Marilyn Froelich         Vice President          None

Dianne Orbison           Vice President          Vice President, MIMLIC
                                                 Venture Corporation; Second
                                                 Vice President, The Minnesota
                                                 Mutual Life Insurance Company

    The Fund's investment adviser is MIMLIC Management. In addition to the Fund, it manages investment advisory accounts for a number of insurance companies, namely Minnesota Mutual and its subsidiary life insurance companies, and certain associated separate accounts. It also provides investment advisory services to qualified pension and profit sharing plans, corporations, partnerships, investment companies and various private accounts.

    (b)   Winslow Capital Management, Inc.

    Winslow Capital Management, Inc. acts as investment sub-adviser to the Capital Appreciation Portfolio of the Registrant. The following are Directors and officers of Winslow Capital Management, Inc., including their other business connections which are of a substantial nature:

                             Position
                         Winslow Capital          Other Business Connections
Name                     Management, Inc.            During Last Two Years
----                     ----------------         --------------------------

Clark J. Winslow         President and            President, Portfolio Manager
                         Director                 and Director, Winslow
                                                  Capital Management, Inc.

Gail M. Knappenberger    Executive Vice           Executive Vice President,
                         President and            Portfolio Manager and
                         Director                 Director, Winslow Capital
                                                  Management, Inc.


Richard E. Pyle          Executive Vice           Executive Vice President,
                         President and            Portfolio Manager and
                         Director                 Director, Winslow Capital
                                                  Management, Inc.

Jon R. Foust             Managing Director        Managing Director, Winslow
                                                  Capital Management, Inc.; Vice
                                                  President of Institutional
                                                  Marketing and Client Service,
                                                  Investment Advisers, Inc.




Lynne P. Pelos           Vice President           Vice President and Chief
                                                  Administrative Officer,
                                                  Winslow Capital Management,
                                                  Inc.

Gail L. Kummer           Vice President           Vice President and Trader,
                                                  Winslow Capital Management,
                                                  Inc.


    Winslow Capital Management, Inc. has one other investment company client for which it acts as the investment adviser. Assets currently under management are also managed for corporate, foundation, endowment, retirement system and individual clients.


    (c)   Templeton Investment Counsel, Inc.

    Templeton Investment Counsel, Inc. ("TICI"), a Florida corporation with offices at Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091, is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. TICI acts as the investment adviser to, in addition to acting as investment sub-adviser to the Registrant, the following U.S. registered investment companies or series:

     -    Templeton Global Smaller Companies Growth Fund
     -    Templeton Income Trust:
          -    Templeton Global Bond Fund
          -    Templeton Money Fund
     -    Templeton Global Income Fund, Inc.
     -    Templeton Variable Annuity Fund
     -    Templeton Variable Products Series Fund (TIP):
          -    Templeton Stock Fund
          -    Templeton Asset Allocation Fund
          -    Templeton Bond Fund
          -    Templeton Money Market Fund
          -    Templeton International Fund
     -    Templeton Global Governments Income Trust
     -    Templeton Global Opportunities Trust
     -    Templeton Global Utilities, Inc. (Subadviser)
     -    Templeton Institutional Funds, Inc.:
          -    Templeton Foreign Equity Series
          -    Templeton Growth Series
          -    Templeton Global Fixed Income Series
          -    Templeton Foreign Equity (South Africa Free) Series
     -    Templeton Capital Accumulator Fund, Inc.
     -    Templeton American Trust, Inc.
     -    Templeton Emerging Markets Income Fund, Inc.
     -    Templeton Global Infrastructure Fund
     -    Templeton Emerging Markets Appreciation Fund, Inc. (Subadviser)
     -    Templeton Americas Government Securities Fund
     -    Templeton Global Investment Trust:
          -    Templeton Latin America Fund
     -    Templeton International Growth Fund
     -    Templeton International Foreign Fund
     -    Templeton Global Strategy SICAV
          -    Templeton Global Utilities Fund (Subadviser)
          -    Templeton Global Income Fund
          -    Templeton Deutsche Mark Global Bond Fund
          -    Templeton U.S. Government Fund
          -    Templeton Deutsche Global Bond Fund
          -    Templeton U.S. Dollar Liquid Reserve Fund
          -    Templeton Global Balanced Fund
          -    Templeton Deutsche Mark Liquid Reserve Fund
          -    Templeton Global Convertible Fund
          -    Templeton Global Infrastructure and Communications Fund
          -    Templeton Emerging Markets Fixed Income Fund
          -    Templeton Haven Fund
          -    Templeton Russia and Eastern European Debt Fund
          -    Franklin Templeton International Bond Fund
     -    Templeton Canadian Global Bond Fund (Subadviser)
     -    Templeton Global Smaller Companies Fund (Subadviser)
     -    Templeton Canadian Bond Fund (Subadviser)
     -    Templeton Balanced Fund (Subadviser)
     -    Templeton Global Balanced Fund (Subadviser)
     -    Templeton International Balanced Fund (Subadviser)
     -    Templeton Canadian Asset Allocation Fund (Subadviser)
     -    Templeton Emerging Markets Appreciation Fund (Subadviser)
     -    Templeton Global Income Portfolio Ltd.
     -    Templeton Global Trust Fund (Subadviser)
     -    Franklin/Templeton Japan Fund
     -    Franklin Valuemark Funds:
          -    Templeton International Equity Fund (Subadviser)
          -    Templeton Pacific Growth Fund (Subadviser)
          -    Templeton Global Asset Allocation Fund (Subadviser)
          -    Templeton Global Income Securities Fund (Subadviser)
          -    Templeton International Smaller Companies Fund
     -    Franklin Templeton International Trust:
          -    Templeton Pacific Growth Fund
          -    Templeton Foreign Smaller Companies Fund
     -    Franklin Investors Securities Trust:
          -    Franklin Global Government Income Fund (Subadviser)
     -    Franklin Tax-Advantaged International Bond Fund (Subadviser)
     -    Franklin Strategic Series:
          -    Franklin Strategic Income Fund (Subadviser)

     -    Franklin/Templeton Global Trust:
          -    Franklin/Templeton Global Currency Fund (Subadviser)
          -    Franklin/Templeton Hard Currency Fund (Subadviser)
          -    Franklin/Templeton High Income Currency Fund (Subadviser)
     -    MIMLIC Series Fund, Inc. (Subadviser):
          -    International Stock Portfolio
     -    Advantus International Balanced Fund (Subadviser)
     -    Pacific Select Fund (Subadviser)
     -    American AAdvantage Funds (Subadviser)
     -    American Aadvantage Mileage Funds (Subadviser)
     -    Marshall International Stock Fund (Subadviser)
     -    Northwest Mutual International Equity Fund (Subadviser)
     -    Maxim Series Fund, Inc. (Subadviser):
          -    International Equity Portfolio


          The following are Directors of TICI, located at the above-referenced address unless otherwise indicated, and their principal occupations or other business connections which are of a substantial nature:

    Name, Address and
    Position with TICI                     Principal Occupation
    ------------------                     --------------------

    Charles E. Johnson                     Senior Vice President and
    Chairman                               Director of Franklin Resources, Inc.
    777 Mariners Island Blvd.              Resources, Inc.; President and
    San Mateo, California                  Director of Templeton Worldwide, Inc.

    Donald F. Reed                         President, CEO and Director of
    Director and President                 Templeton Management Limited

    Martin L. Flanagan                     Senior Vice President, Chief
    Director and Executive                 Financial Officer and
    Vice President                         Treasurer of Franklin
    777 Mariners Island Blvd.              Resources, Inc.
    San Mateo, California

    Gregory E. McGowan                     Attorney - International
    Director and Executive                 Marketing
    Vice President

    Gary P. Motyl                          Equity Research and Portfolio
    Director and Executive                 Management
    Vice President

    Elizabeth M. Knoblock                  Attorney
    Senior Vice President,
    Secretary and General Counsel


     (d)  Voyageur Fund Managers, Inc.

     Voyageur Fund Managers, Inc. ("Voyageur Managers"), is a Minnesota corporation with offices at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402-4115. It acts as a sub-adviser to the Growth Portfolio and to the Federal Bond Portfolio. Voyageur Managers acts as the investment adviser to, in addition to acting as investment sub-adviser to the Registrant, the following U.S. registered investment companies or series:

     -    Voyageur High Yield Funds
          -    Voyageur Minnesota High Yield Municipal Bond Fund
     -    Voyageur Tax Free Funds
          -    Voyageur Arizona Tax Free Fund
          -    Voyageur California Tax Free Fund
          -    Voyageur Colorado Tax Free Fund
          -    Voyageur Florida Tax Free Fund
          -    Voyageur Idaho Tax Free Fund
          -    Voyageur Iowa Tax Free Fund
          -    Voyageur Kansas Tax Free Fund
          -    Voyageur Minnesota Tax Free Fund
          -    Voyageur National Tax Free Fund
          -    Voyageur New Mexico Tax Free Fund
          -    Voyageur North Dakota Tax Free Fund
          -    Voyageur Utah Tax Free Fund
          -    Voyageur Wisconsin Tax Free Fund
     -    Voyageur Insured Tax Free Funds
          -    Voyageur Arizona Insured Tax Free Fund
          -    Voyageur California Insured Tax Free Fund
          -    Voyageur Florida Insured Tax Free Fund
          -    Voyageur Minnesota Insured Tax Free Fund
          -    Voyageur Missouri Insured Tax Free Fund
          -    Voyageur National Insured Tax Free Fund
          -    Voyageur Oregon Insured Tax Free Fund
          -    Voyageur Washington Insured Tax Free Fund
     -    Voyageur Limited Term Funds
          -    Voyageur Florida Limited Term Tax Free Fund
          -    Voyageur Minnesota Limited Term Tax Free Fund
          -    Voyageur National Limited Term Tax Free Fund
     -    Voyageur Equity Funds
          -    Voyageur Aggressive Growth Fund
          -    Voyageur Growth and Income Fund
          -    Voyageur Growth Stock Fund
          -    Voyageur International Equity Fund
     -    Voyageur Income Funds
          -    Voyageur U.S. Government Securities Fund
     -    Voyageur Cash Trust Series Money Market Funds
          -    Voyageur California Municipal Cash Series
          -    Voyageur Florida Municipal Cash Series
          -    Voyageur Government Municipal Cash Series
          -    Voyageur Minnesota Municipal Cash Series
          -    Voyageur Municipal Cash Series
          -    Voyageur Ohio Municipal Cash Series
          -    Voyageur Prime Cash Series
          -    Voyageur Treasury Cash Series

     The following are Directors and Officers of Voyageur Managers, including their other business connections which are of a substantial nature:




                             Position with
     Name                    Voyageur Managers       Other Business Connections
     -----                   ------------------      --------------------------
     Michael E. Dougherty    Chairman                Chairman of the Board,
                                                     President and Chief
                                                     Executive Officer of
                                                     Dougherty Financial Group,
                                                     Inc.; Chairman of Voyageur
                                                     Companies, Inc., Dougherty
                                                     Dawkins, Inc., Voyageur
                                                     Asset Management Group,
                                                     Inc., Voyageur Fund
                                                     Managers, Inc., Voyageur
                                                     Fund Distributors, Inc.,
                                                     Voyageur International Asset
                                                     Managers, Ltd., Segall
                                                     Bryant & Hamill, and The
                                                     Clifton Group.

     John G. Taft         President                  President (since 1991) and
                                                     Director (since 1993) of
                                                     Voyageur Fund Managers,
                                                     Inc.; Director (since 1993)
                                                     and Executive Vice President
                                                     of Voyageur Fund
                                                     Distributors, Inc.;
                                                     Management Committee member
                                                     of Voyageur Fund Managers,
                                                     Inc. from 1991 to 1993.

     Jane M. Wyatt        Chief Investment           Director and Chief
                          Officer                    Investment Officer of
                                                     Voyageur Fund Managers, Inc.
                                                     since 1993; Director of
                                                     Voyageur Fund Distributors,
                                                     Inc. since 1993; Executive
                                                     Vice President and Portfolio
                                                     Manager of Voyageur Fund
                                                     Managers, Inc. from 1992 to
                                                     1993; Vice President and
                                                     Portfolio Manager from 1989
                                                     to 1992.

     Edward J. Kohler    Executive Vice              Director and Executive Vice
                         President                   President of Voyageur
                                                     Fund Managers, Inc. and
                                                     Director of Voyageur Fund
                                                     Distributors, Inc. since
                                                     1995; previously President
                                                     and Director of Piper
                                                     Capital Management
                                                     Incorporated from 1985 to
                                                     1995.

     Frank C. Tonnemaker Executive Vice              Director of Voyageur
                         President                   Fund Managers, Inc. and
                                                     Voyageur Fund Distributors,
                                                     Inc. since 1993; Executive
                                                     Vice President of Voyageur
                                                     Fund Managers, Inc. since
                                                     1994; Vice President of
                                                     Voyageur Fund Managers, Inc.
                                                     from 1990 to 1994.

     Steven B. Johansen  Secretary                   Secretary of Dougherty
                                                     Financial Group, Inc.,
                                                     Voyageur Fund Distributors,
                                                     Inc. and Dougherty Dawkins,
                                                     Inc. since 1995;
                                                     Treasurer of Dougherty
                                                     Financial Group, Inc. and
                                                     Dougherty Dawkins, Inc. from
                                                     1990 to 1995.

     Thomas J. Abood    Senior Vice President;       Senior Vice President (since
                        General Counsel              1995) and General Counsel
                                                     (since October 1994) of
                                                     Voyageur Fund Managers,
                                                     Inc., Voyageur Fund
                                                     Distributors, Inc., and
                                                     Voyageur Companies, Inc.;
                                                     Vice President of Voyageur
                                                     Fund Managers, Inc. and
                                                     Voyageur Companies, Inc.
                                                     from October 1994 to 1995;
                                                     previously associated
                                                     with the law firm of
                                                     Skadden, Arps, Slate,
                                                     Meagher & Flom, Chicago,
                                                     Illinois from September 1988
                                                     to October 1994.

     Kenneth R. Larsen  Treasurer                    Treasurer of Voyageur Fund
                                                     Managers, Inc. and Voyageur
                                                     Fund Distributors, Inc.
                                                     since 1990; Director of
                                                     Voyageur Fund Managers, Inc.
                                                     and Voyageur Fund
                                                     Distributors, Inc. from 1990
                                                     to 1993; Secretary and
                                                     Treasurer of Voyageur Fund
                                                     Managers, Inc. and Voyageur
                                                     Fund Distributors, Inc. from
                                                     1990 to 1993.



     (e)  Lazard London International Investment Management, Limited

     Lazard London International Investment Management, Limited ("Lazard London"), is an English corporation with offices at 21 Moorfields, London, England EC2P 2HT. Lazard London acts as investment sub-adviser to the Global Bond Portfolio of the Registrant. The following are directors and officers of Lazard London, located at the above-referenced address unless otherwise indicated, including their other business connections:



                            Position with
     Name                   Lazard London            Other Business Connections
     ----                   -------------            --------------------------
     Tom Cross Brown        Chairman and Chief       Chief Executive, Lazard
                            Executive                Brothers Asset Management
                                                     Ltd; Managing Director,
                                                     Lazard Brothers and Co. Ltd.

     Michael E. Whitehead   Company Secretary        Company Secretary, Lazard
                                                     Brothers Asset Management
                                                     Ltd.

     Patrick Charles N.     Director                 Director, Lazard Brothers
     Shine                                           Asset management Ltd.

     Hubert H. Heibronn     Director                 Associate Partner, Lazard
                                                     Freres Et Cie

     Francois A. Voss       Director                 Partner, MM Lazard Freres Et
                                                     Cie

     Victor A. Cazalet      Director                 Director - Head of Private
                                                     Clients, Lazard
                                                     Brothers Asset Management
                                                     Ltd.

     Dino Fuschillo         Director                 Director, Lazard Brothers
                                                     Asset Management Ltd.

     Nicholas S. Parkes     Director                 Chief Operating Officer,
                                                     Lazard Brothers Asset
                                                     Management Ltd.

     Michael J. Barnes      Director                 Director, Lazard Brothers
                                                     Asset Management Ltd.

     Keith M. Jecks         Director                 Director, Lazard Brothers
                                                     Asset Management Ltd.


ITEM 29.  PRINCIPAL UNDERWRITERS

          Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The physical possession of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Mutual, 400 Robert Street North, St. Paul, Minnesota 55101-2098; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by: (a) First Trust National Association, First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101, as to the Growth, Asset Allocation, Index 500, Capital Appreciation, Small Company, Value Stock and Small Company Value Portfolios; (b) Norwest Bank Minnesota, N.A., 733 Marquette Avenue,
Minneapolis, Minnesota 55479, as to the International Stock Portfolio; and
(c) Bankers Trust Company, 280 Park Avenue, New York, New York 10017, as to
the Bond, Money Market, Mortgage Securities Portfolios, the Maturing Government Bond Portfolios and the Global Bond Portfolio.


ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes to furnish, upon request and without charge to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders containing the information called for by Item 5A.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and the State of Minnesota, on the 15th day of November, 1996.




                                        MIMLIC SERIES FUND, INC.


                                        By _____________________________________
                                           Paul H. Gooding, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     Signature                Title                    Date
     ---------                -----                    ----


_______________________       President               November 15, 1996
Paul H. Gooding               and Director



Frederick P. Feuerherm*       Director)
-----------------------               )
 Frederick P. Feuerherm               )
                                      )
Charles E. Arner*             Director)
 Charles E. Arner                     )
                                      )           By _________________________
                                      )              Paul H. Gooding
Ellen S. Berscheid*           Director)              Attorney-in-Fact
 Ellen S. Berscheid                   )
                                      )           Dated: November 15, 1996
                                      )
Ralph D. Ebbott*              Director)
 Ralph D. Ebbott                      )



______________








*Registrant's director executing power of attorney dated January 18, 1994, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number   Description of Exhibit
--------------   ----------------------

     5 (H) Fifth Supplemental Investment Advisory Agreement between the Registrant and MIMLIC Asset Management Company.

     5 (I) Investment Sub-Advisory Agreement between MIMLIC Asset Management Company and Voyageur Fund Managers, Inc.

     5 (J) Investment Sub-Advisory Agreement between Voyageur Fund Managers, Inc. and Lazard London International Investment Management, Limited.

     8 (A)(ii)   Amendment to Custodian Agreement between the Registrant and
                 First Trust National Association.

      (11)       Consent of KPMG Peat Marwick LLP

    (17) (A)     Financial Data Schedule - Growth Portfolio.

    (17) (B)     Financial Data Schedule - Bond Portfolio.

    (17) (C)     Financial Data Schedule - Money Market Portfolio.

    (17) (D)     Financial Data Schedule - Asset Allocation Portfolio.

    (17) (E)     Financial Data Schedule - Mortgage Securities Portfolio.

    (17) (F)     Financial Data Schedule - Index 500 Portfolio.

    (17) (G)     Financial Data Schedule - Capital Appreciation Portfolio.

    (17) (H)     Financial Data Schedule - International Stock Portfolio.

    (17) (I)     Financial Data Schedule - Small Company Portfolio.

    (17) (J)     Financial Data Schedule - Value Stock Portfolio.

    (17) (K)     Financial Data Schedule - Maturing Government Bond - 1998
                 Portfolio.

    (17) (L)     Financial Data Schedule - Maturing Government Bond - 2002
                 Portfolio.

    (17) (M)     Financial Data Schedule - Maturing Government Bond - 2006
                 Portfolio.

    (17) (N)     Financial Data Schedule - Maturing Government Bond - 2010
                 Portfolio.


    (17) (O)     Financial Data Schedule - Unaudited - Growth Portfolio.

    (17) (P)     Financial Data Schedule - Unaudited - Bond Portfolio.

    (17) (Q)     Financial Data Schedule - Unaudited - Money Market Portfolio.

    (17) (R)     Financial Data Schedule - Unaudited - Asset Allocation
                 Portfolio.

    (17) (S)     Financial Data Schedule - Unaudited - Mortgage Securities
                 Portfolio.

    (17) (T)     Financial Data Schedule - Unaudited - Index 500 Portfolio.

    (17) (U)     Financial Data Schedule - Unaudited - Capital Appreciation
                 Portfolio.

    (17) (V)     Financial Data Schedule - Unaudited - International Stock
                 Portfolio.

    (17) (W)     Financial Data Schedule - Unaudited - Small Company
                 Portfolio.

    (17) (X)     Financial Data Schedule - Unaudited - Value Stock Portfolio.

    (17) (Y) Financial Data Schedule - Unaudited - Maturing Government Bond - 1998 Portfolio.

    (17) (Z) Financial Data Schedule - Unaudited - Maturing Government Bond - 2002 Portfolio.

    (17) (AA)    Financial Data Schedule - Unaudited - Maturing Government
                 Bond - 2006 Portfolio.

    (17) (BB)    Financial Data Schedule - Unaudited - Maturing Government
                 Bond - 2010 Portfolio.


      (19) Power of Attorney to sign Registration Statement executed by Directors of Registrant